Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.8%
U.S. Treasury Bills - 95.8%
5.38%, 6/11/24*	$75,790,000	$75,701,429
5.37%, 7/11/24*	77,225,000	76,795,242
5.34%, 8/22/24*	77,565,000	76,661,295
4.73%, 9/5/24*	77,400,000	76,344,776
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $305,437,762)		305,502,742
	Shares
EXCHANGE-TRADED FUND - 4.6%
United States - 4.6%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $14,666,990)	291,500	14,679,940
TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $320,104,752)		320,182,682
Other Assets less Liabilities - (0.4)%		(1,185,538)
NET ASSETS - 100.0%		$318,997,144
*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,885,010	$10,080,400	$4,276,861	$(7,692)	$(917)	$14,679,940	$384,262

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	6/5/2024	732,135,000	INR	8,773,337	USD	$—	$(2,496)
Bank of America NA	6/5/2024	120,530	USD	180,000	AUD	764	—
Bank of America NA	6/5/2024	312,435	USD	425,000	CAD	600	—
Bank of America NA	6/5/2024	133,218	USD	120,000	CHF	217	—
Bank of America NA	6/5/2024	187,292	USD	1,350,000	CNH	1,450	—
Bank of America NA	6/5/2024	795,014	USD	730,000	EUR	2,898	—
Bank of America NA	6/5/2024	272,695	USD	215,000	GBP	—	(1,270)
Bank of America NA	6/5/2024	348,571	USD	53,860,000	JPY	6,041	—
Bank of America NA	6/5/2024	254,815	USD	4,265,000	MXN	3,477	—
Bank of America NA	6/5/2024	70,667	USD	95,000	SGD	356	—
Bank of America NA	7/3/2024	8,753,854	USD	731,100,000	INR	2,991	—
Bank of Montreal	6/5/2024	511,260,000	MXN	30,133,179	USD	—	(4,450)
Bank of Montreal	6/5/2024	14,798,885	USD	107,205,000	CNH	40,951	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	6/5/2024	19,578,423	USD	337,105,000	MXN	—	(287,292)
Bank of Montreal	7/3/2024	29,999,665	USD	511,260,000	MXN	3,934	—
Barclays Bank PLC	6/5/2024	162,965,000	CNH	22,434,794	USD	—	(891)
Barclays Bank PLC	6/5/2024	14,484,500,000	KRW	10,479,157	USD	—	(17,095)
Barclays Bank PLC	6/5/2024	11,350,000	SGD	8,400,960	USD	—	(620)
Barclays Bank PLC	6/5/2024	1,047,912	USD	1,610,000	AUD	—	(23,333)
Barclays Bank PLC	6/5/2024	2,781,468	USD	3,825,000	CAD	—	(25,043)
Barclays Bank PLC	6/5/2024	1,157,371	USD	1,060,000	CHF	—	(17,470)
Barclays Bank PLC	6/5/2024	1,685,303	USD	12,190,000	CNH	7,217	—
Barclays Bank PLC	6/5/2024	7,021,334	USD	6,560,000	EUR	—	(96,861)
Barclays Bank PLC	6/5/2024	2,449,218	USD	1,960,000	GBP	—	(48,326)
Barclays Bank PLC	6/5/2024	3,089,103	USD	484,325,000	JPY	8,969	—
Barclays Bank PLC	6/5/2024	786,763	USD	1,086,355,000	KRW	2,096	—
Barclays Bank PLC	6/5/2024	221,662	USD	301,000,000	KRW	4,252	—
Barclays Bank PLC	6/5/2024	2,430,316	USD	3,315,000,000	KRW	35,913	—
Barclays Bank PLC	6/5/2024	2,242,601	USD	38,365,000	MXN	—	(18,262)
Barclays Bank PLC	6/5/2024	628,255	USD	855,000	SGD	—	(4,546)
Barclays Bank PLC	6/5/2024	540,154	USD	17,575,000	TWD	—	(2,444)
Barclays Bank PLC	7/3/2024	22,447,460	USD	162,700,000	CNH	—	(653)
Barclays Bank PLC	7/3/2024	10,497,805	USD	14,489,490,000	KRW	16,055	—
Barclays Bank PLC	7/3/2024	8,371,429	USD	11,295,000	SGD	597	—
Canadian Imperial Bank of Commerce	6/5/2024	24,374,941	USD	33,540,000	CAD	—	(234,306)
Canadian Imperial Bank of Commerce	6/5/2024	21,440,425	USD	17,155,000	GBP	—	(419,454)
Canadian Imperial Bank of Commerce	6/5/2024	5,513,783	USD	7,515,000	SGD	—	(48,204)
Goldman Sachs	6/5/2024	118,273	USD	180,000	AUD	—	(1,493)
Goldman Sachs	6/5/2024	310,874	USD	425,000	CAD	—	(960)
Goldman Sachs	6/5/2024	132,271	USD	120,000	CHF	—	(730)
Goldman Sachs	6/5/2024	188,388	USD	1,355,000	CNH	1,857	—
Goldman Sachs	6/5/2024	784,026	USD	730,000	EUR	—	(8,090)
Goldman Sachs	6/5/2024	269,580	USD	215,000	GBP	—	(4,386)
Goldman Sachs	6/5/2024	360,154	USD	54,955,000	JPY	10,660	—
Goldman Sachs	6/5/2024	249,484	USD	4,260,000	MXN	—	(1,559)
Goldman Sachs	6/5/2024	70,223	USD	95,000	SGD	—	(88)
HSBC Holdings PLC	6/5/2024	50,970,000	CAD	37,396,521	USD	1,611	—
HSBC Holdings PLC	6/5/2024	87,455,000	EUR	94,887,022	USD	9,586	—
HSBC Holdings PLC	6/5/2024	27,056,047	USD	4,245,765,000	JPY	54,502	—
HSBC Holdings PLC	7/3/2024	37,028,698	USD	50,440,000	CAD	—	(1,433)
HSBC Holdings PLC	7/3/2024	93,348,088	USD	85,930,000	EUR	—	(9,085)
JPMorgan Chase Bank NA	6/5/2024	293,916	USD	445,000	AUD	—	(2,173)
JPMorgan Chase Bank NA	6/5/2024	3,249,080	USD	4,935,000	AUD	—	(34,517)
JPMorgan Chase Bank NA	6/5/2024	772,612	USD	1,060,000	CAD	—	(5,140)
JPMorgan Chase Bank NA	6/5/2024	8,519,740	USD	11,695,000	CAD	—	(61,212)
JPMorgan Chase Bank NA	6/5/2024	325,587	USD	295,000	CHF	—	(1,374)
JPMorgan Chase Bank NA	6/5/2024	3,593,885	USD	3,255,000	CHF	—	(13,766)
JPMorgan Chase Bank NA	6/5/2024	469,824	USD	3,390,000	CNH	3,154	—
JPMorgan Chase Bank NA	6/5/2024	5,191,621	USD	37,475,000	CNH	32,780	—
JPMorgan Chase Bank NA	6/5/2024	61,509,802	USD	57,560,000	EUR	—	(948,019)
JPMorgan Chase Bank NA	6/5/2024	1,959,856	USD	1,820,000	EUR	—	(15,009)
JPMorgan Chase Bank NA	6/5/2024	21,573,346	USD	20,055,000	EUR	—	(188,148)
JPMorgan Chase Bank NA	6/5/2024	675,610	USD	540,000	GBP	—	(12,489)
JPMorgan Chase Bank NA	6/5/2024	7,473,335	USD	5,980,000	GBP	—	(146,722)
JPMorgan Chase Bank NA	6/5/2024	5,768,987	USD	482,195,000	INR	—	(7,620)
JPMorgan Chase Bank NA	6/5/2024	880,457	USD	135,610,000	JPY	18,026	—
JPMorgan Chase Bank NA	6/5/2024	9,678,225	USD	1,500,140,000	JPY	137,872	—
JPMorgan Chase Bank NA	6/5/2024	6,895,610	USD	9,542,145,000	KRW	3,380	—
JPMorgan Chase Bank NA	6/5/2024	624,773	USD	10,605,000	MXN	—	(184)
JPMorgan Chase Bank NA	6/5/2024	6,875,226	USD	116,660,000	MXN	412	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	6/5/2024	170,032	USD	230,000	SGD	—	(195)
JPMorgan Chase Bank NA	6/5/2024	1,890,750	USD	2,560,000	SGD	—	(3,953)
JPMorgan Chase Bank NA	6/5/2024	4,731,527	USD	154,385,000	TWD	—	(34,850)
Morgan Stanley & Co. International	6/5/2024	6,474,655,000	JPY	41,178,844	USD	—	(2,356)
Morgan Stanley & Co. International	6/5/2024	233,895,000	TWD	7,200,425	USD	20,690	—
Morgan Stanley & Co. International	6/5/2024	10,149,679	USD	9,295,000	CHF	—	(152,352)
Morgan Stanley & Co. International	6/5/2024	72,734	USD	6,070,000	INR	16	—
Morgan Stanley & Co. International	6/5/2024	87,904	USD	120,000,000	KRW	1,228	—
Morgan Stanley & Co. International	6/5/2024	60,320	USD	1,950,000	TWD	117	—
Morgan Stanley & Co. International	7/3/2024	41,064,601	USD	6,429,200,000	JPY	2,614	—
Morgan Stanley & Co. International	7/3/2024	7,168,383	USD	232,890,000	TWD	—	(43,825)
Royal Bank of Canada	6/5/2024	14,145,000	CHF	15,678,359	USD	—	(874)
Royal Bank of Canada	7/3/2024	15,417,084	USD	13,865,000	CHF	891	—
Standard Chartered Bank	6/5/2024	21,505,000	AUD	14,309,616	USD	—	(852)
Standard Chartered Bank	6/5/2024	26,065,000	GBP	33,214,275	USD	—	(766)
Standard Chartered Bank	6/5/2024	9,177,891	USD	14,155,000	AUD	—	(240,409)
Standard Chartered Bank	6/5/2024	657,058	USD	54,895,000	INR	—	(573)
Standard Chartered Bank	6/5/2024	181,977	USD	15,205,000	INR	—	(176)
Standard Chartered Bank	6/5/2024	2,007,239	USD	167,690,000	INR	—	(1,656)
Standard Chartered Bank	6/5/2024	72,833	USD	6,080,000	INR	—	(4)
Standard Chartered Bank	6/5/2024	88,695	USD	120,000,000	KRW	2,020	—
Standard Chartered Bank	6/5/2024	148,971	USD	4,825,000	TWD	7	—
Standard Chartered Bank	6/5/2024	1,644,409	USD	53,230,000	TWD	1,022	—
Standard Chartered Bank	6/5/2024	60,213	USD	1,930,000	TWD	627	—
Standard Chartered Bank	7/3/2024	13,951,730	USD	20,950,000	AUD	871	—
Standard Chartered Bank	7/3/2024	32,594,384	USD	25,575,000	GBP	734	—
						$443,455	$(3,200,054)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$305,502,742	$—	$305,502,742
Exchange-Traded Fund	14,679,940	—	—	14,679,940
Total Investments in Securities	$14,679,940	$305,502,742	$—	$320,182,682
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$443,455	$—	$443,455
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,200,054)	$—	$(3,200,054)
Total - Net	$14,679,940	$302,746,143	$—	$317,426,083

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 61.7%
U.S. Treasury Bills - 61.7%
5.36%, 6/20/24*	$2,225,000	$2,219,457
5.40%, 7/16/24*	2,225,000	2,210,987
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,429,221)		4,430,444
	Shares
EXCHANGE-TRADED FUND - 4.8%
United States - 4.8%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	342,448
	Principal Amount
REPURCHASE AGREEMENT - 31.8%
United States - 31.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 6/3/24; Proceeds at maturity - $2,281,007 (fully collateralized by U.S. Treasury Note, 2.38% due 3/31/29; Market value including accrued interest - $2,325,602) (Cost: $2,280,000)	$2,280,000	2,280,000
TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $7,050,615)		7,052,892
Other Assets less Liabilities - 1.7%		125,084
NET ASSETS - 100.0%		$7,177,976
*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$342,312	$503,770	$503,466	$(304)	$136	$342,448	$16,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	8/5/2024	3,705,000	CNH	513,206	USD	$—	$(305)
Bank of America NA	8/5/2024	1,777,000	MXN	102,751	USD	440	—
Bank of America NA	8/5/2024	414,000	PLN	102,210	USD	2,870	—
Bank of America NA	8/5/2024	3,687,000	TRY	102,914	USD	5,055	—
Bank of America NA	8/5/2024	1,930,000	ZAR	101,699	USD	289	—
Barclays Bank PLC	8/5/2024	2,650,000	BRL	507,387	USD	—	(6,124)
Barclays Bank PLC	8/5/2024	43,030,000	INR	513,279	USD	2,180	—
Barclays Bank PLC	8/5/2024	1,777,000	MXN	102,755	USD	435	—
Barclays Bank PLC	8/5/2024	414,000	PLN	102,206	USD	2,874	—
Barclays Bank PLC	8/5/2024	3,687,000	TRY	103,029	USD	4,940	—
Barclays Bank PLC	8/5/2024	1,930,000	ZAR	101,695	USD	293	—
Citibank NA	8/5/2024	485,565,000	CLP	507,526	USD	20,682	—
Citibank NA	8/5/2024	2,024,105,000	COP	511,387	USD	6,180	—
Citibank NA	8/5/2024	1,777,000	MXN	102,751	USD	440	—
Citibank NA	8/5/2024	29,690,000	PHP	514,068	USD	—	(7,780)
Citibank NA	8/5/2024	414,000	PLN	102,211	USD	2,869	—
Citibank NA	8/5/2024	3,687,000	TRY	103,036	USD	4,933	—
Citibank NA	8/5/2024	1,930,000	ZAR	101,700	USD	287	—
HSBC Holdings PLC	8/5/2024	704,015,000	KRW	512,197	USD	—	(1,882)
HSBC Holdings PLC	8/5/2024	1,777,000	MXN	102,754	USD	437	—
HSBC Holdings PLC	8/5/2024	414,000	PLN	102,220	USD	2,860	—
HSBC Holdings PLC	8/5/2024	18,890,000	THB	512,576	USD	3,844	—
HSBC Holdings PLC	8/5/2024	3,687,000	TRY	103,274	USD	4,695	—
HSBC Holdings PLC	8/5/2024	1,930,000	ZAR	101,708	USD	279	—
JP Morgan Chase Bank NA	8/5/2024	1,777,000	MXN	102,753	USD	438	—
JP Morgan Chase Bank NA	8/5/2024	414,000	PLN	102,230	USD	2,850	—
JP Morgan Chase Bank NA	8/5/2024	3,687,000	TRY	103,138	USD	4,831	—
JP Morgan Chase Bank NA	8/5/2024	1,930,000	ZAR	101,703	USD	284	—
Royal Bank of Canada	8/5/2024	8,370,905,000	IDR	512,766	USD	1,739	—
Royal Bank of Canada	8/5/2024	2,435,000	MYR	512,373	USD	5,712	—
						$82,736	$(16,091)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,430,444	$—	$4,430,444
Exchange-Traded Fund	342,448	—	—	342,448
Repurchase Agreement	—	2,280,000	—	2,280,000
Total Investments in Securities	$342,448	$6,710,444	$—	$7,052,892
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$82,736	$—	$82,736
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(16,091)	$—	$(16,091)
Total - Net	$342,448	$6,777,089	$—	$7,119,537
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 98.7%
U.S. Treasury Notes - 98.7%
4.63%, 6/30/25	$41,000	$40,776
4.75%, 7/31/25	42,000	41,828
5.00%, 8/31/25	42,000	41,942
5.00%, 9/30/25	40,000	39,958
5.00%, 10/31/25	40,000	39,970
4.88%, 11/30/25	40,000	39,914
4.25%, 12/31/25	42,000	41,519
4.25%, 1/31/26	42,000	41,520
4.63%, 2/28/26	39,000	38,793
4.50%, 3/31/26	42,000	41,698
4.88%, 4/30/26	40,000	39,991
4.88%, 5/31/26	41,000	41,006
4.13%, 6/15/26	40,000	39,436
4.50%, 7/15/26	42,000	41,718
4.38%, 8/15/26	42,000	41,609
4.63%, 9/15/26	40,000	39,850
4.63%, 10/15/26	40,000	39,864
4.63%, 11/15/26	42,000	41,872
4.38%, 12/15/26	42,000	41,636
4.00%, 1/15/27	42,000	41,257
4.13%, 2/15/27	42,000	41,385
4.25%, 3/15/27	42,000	41,523
4.50%, 4/15/27	42,000	41,801
4.50%, 5/15/27	42,000	41,805
TOTAL INVESTMENTS IN SECURITIES - 98.7%
(Cost: $984,075)		982,671
Other Assets less Liabilities - 1.3%		13,267
NET ASSETS - 100.0%		$995,938

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$982,671	$—	$982,671
Total Investments in Securities	$—	$982,671	$—	$982,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.4%
U.S. Treasury Notes - 99.4%
1.25%, 8/15/31	$299,000	$239,971
1.38%, 11/15/31	304,000	244,506
1.88%, 2/15/32	292,000	242,588
2.88%, 5/15/32	274,000	244,459
2.75%, 8/15/32	279,000	245,825
4.13%, 11/15/32	243,000	236,678
3.50%, 2/15/33	264,000	245,190
3.38%, 5/15/33	266,000	244,201
3.88%, 8/15/33	253,000	241,160
4.50%, 11/15/33	244,000	244,095
4.00%, 2/15/34	252,000	242,373
4.38%, 5/15/34	247,000	244,820
TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $2,953,997)		2,915,866
Other Assets less Liabilities - 0.6%		17,459
NET ASSETS - 100.0%		$2,933,325

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$2,915,866	$—	$2,915,866
Total Investments in Securities	$—	$2,915,866	$—	$2,915,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bianco Total Return Fund (WTBN)

May 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
iShares 3-7 Year Treasury Bond ETF	5,800	$665,202
iShares 7-10 Year Treasury Bond ETF, Class B	2,056	190,797
iShares BBB Rated Corporate Bond ETF	2,315	196,158
iShares MBS ETF	12,149	1,105,681
Schwab Long-Term U.S. Treasury ETF	10,373	336,085
Schwab Short-Term U.S. Treasury ETF(a)	7,831	376,123
Vanguard Intermediate-Term Corporate Bond ETF	3,006	239,413
Vanguard Long-Term Corporate Bond ETF	3,797	288,344
Vanguard Short-Term Corporate Bond ETF(a)	4,245	327,417
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)(b)	7,292	193,748
TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,960,660)		3,918,968
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.0%
United States - 16.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $627,987)	627,987	627,987
TOTAL INVESTMENTS IN SECURITIES - 115.9% (Cost: $4,588,647)		4,546,955
Other Assets less Liabilities - (15.9)%		(623,462)
NET ASSETS - 100.0%		$3,923,493
(a)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $613,964 and the total market value of the collateral held by the Fund was $627,987.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal period ended May 31, 2024 were as follows:

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
Affiliate	12/20/2023	Additions	Reductions	Gain/(Loss)	Depreciation	5/31/2024	Income
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$—	$396,288	$208,195	$2,957	$2,698	$193,748	$—
WisdomTree Floating Rate Treasury Fund^	—	320,891	321,008	117	—	—	4,707
Total	$—	$717,179	$529,203	$3,074	$2,698	$193,748	$4,707

^     As of May 31, 2024, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bianco Total Return Fund (WTBN)

May 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$3,918,968	$—	$—	$3,918,968
Investment of Cash Collateral for Securities Loaned	—	627,987	—	627,987
Total Investments in Securities	$3,918,968	$627,987	$—	$4,546,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 96.8%
Argentina - 0.6%
YPF SA 9.50%, 1/17/31(a)	$350,000	$352,529
Australia - 0.9%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	600,000	521,115
Austria - 0.4%
Suzano Austria GmbH 7.00%, 3/16/47(a)(b)	226,000	230,136
Brazil - 7.2%
Ambipar Lux SARL 9.88%, 2/6/31(a)	275,000	267,465
Banco do Brasil SA 6.00%, 3/18/31(a)	275,000	269,005
CSN Resources SA 8.88%, 12/5/30(a)	400,000	400,980
Embraer Netherlands Finance BV 7.00%, 7/28/30(a)	400,000	416,750
Movida Europe SA 7.85%, 4/11/29(a)	675,000	633,575
NBM U.S. Holdings, Inc. 7.00%, 5/14/26(c)	600,000	602,123
Nexa Resources SA 6.75%, 4/9/34(a)	675,000	676,519
Raizen Fuels Finance SA 6.45%, 3/5/34(a)	650,000	660,309
Suzano Austria GmbH 3.13%, 1/15/32, Series DM3N	300,000	243,225
Suzano International Finance BV 5.50%, 1/17/27	250,000	248,203
Total Brazil		4,418,154
Chile - 7.5%
Antofagasta PLC
5.63%, 5/13/32(c)	200,000	197,640
6.25%, 5/2/34(a)	575,000	589,303
Banco de Credito & Inversiones SA 2.88%, 10/14/31(c)	200,000	169,500
Banco del Estado de Chile 7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(a)(d)(e)	400,000	412,500
Celulosa Arauco y Constitucion SA 4.50%, 8/1/24	200,000	199,193
Cencosud SA 5.95%, 5/28/31(a)	600,000	593,250
Chile Electricity Lux MPC SARL 6.01%, 1/20/33(a)	300,000	302,156
Corp. Nacional del Cobre de Chile 6.44%, 1/26/36(a)	200,000	204,000
Engie Energia Chile SA
3.40%, 1/28/30(c)	670,000	583,528
6.38%, 4/17/34(a)	450,000	456,047
Inversiones CMPC SA 6.13%, 2/26/34(a)	650,000	655,818
Telefonica Moviles Chile SA 3.54%, 11/18/31(c)	300,000	227,625
Total Chile		4,590,560
China - 5.2%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	750,000	742,549
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(a)	300,000	286,125
Lenovo Group Ltd.
3.42%, 11/2/30(c)	200,000	176,375
6.54%, 7/27/32(a)	330,000	346,603
MGM China Holdings Ltd. 4.75%, 2/1/27(c)	525,000	501,105
Prosus NV 3.06%, 7/13/31(c)	350,000	284,658
Tencent Holdings Ltd. 3.98%, 4/11/29(c)	900,000	852,469
Total China		3,189,884
Colombia - 5.0%
Bancolombia SA 4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(d)	585,000	573,300
Ecopetrol SA
8.88%, 1/13/33	950,000	976,125
8.38%, 1/19/36	440,000	429,550
Geopark Ltd. 5.50%, 1/17/27(a)	375,000	340,312
Grupo Energia Bogota SA ESP 7.85%, 11/9/33(a)	475,000	526,062
Oleoducto Central SA 4.00%, 7/14/27(c)	227,000	210,089
Total Colombia		3,055,438
Ghana - 0.3%
Tullow Oil PLC 10.25%, 5/15/26(a)	188,000	182,341
Guatemala - 1.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(a)	260,000	244,629
CT Trust
5.13%, 2/3/32(a)	300,000	261,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2024

Investments	Principal Amount	Value
5.13%, 2/3/32(c)	$575,000	$502,047
Total Guatemala		1,008,613
Hong Kong - 2.4%
AIA Group Ltd. 5.38%, 4/5/34(a)	500,000	489,148
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	275,000	257,813
5.75%, 7/21/28(c)	775,000	726,562
Total Hong Kong		1,473,523
India - 5.9%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(c)	250,000	219,687
IRB Infrastructure Developers Ltd. 7.11%, 3/11/32(a)	875,000	869,531
JSW Steel Ltd. 5.05%, 4/5/32(a)	800,000	697,376
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(e)	900,000	858,094
Periama Holdings LLC 5.95%, 4/19/26(c)	250,000	247,227
Reliance Industries Ltd. 2.88%, 1/12/32(a)(b)	485,000	407,034
Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(a)	350,000	288,969
Total India		3,587,918
Indonesia - 1.1%
Medco Bell Pte. Ltd. 6.38%, 1/30/27(a)	400,000	392,250
Medco Maple Tree Pte. Ltd. 8.96%, 4/27/29(a)	250,000	260,000
Total Indonesia		652,250
Ireland - 0.3%
C&W Senior Finance Ltd. 6.88%, 9/15/27(c)	200,000	191,250
Israel - 2.0%
Energean Israel Finance Ltd. 8.50%, 9/30/33(c)	150,000	147,750
Israel Discount Bank Ltd. 5.38%, 1/26/28(a)(c)	375,000	364,500
Israel Electric Corp. Ltd. 4.25%, 8/14/28(a)(c)	300,000	275,955
Teva Pharmaceutical Finance Netherlands III BV 8.13%, 9/15/31	400,000	439,432
Total Israel		1,227,637
Kazakhstan - 1.2%
KazMunayGas National Co. JSC
3.50%, 4/14/33(c)	625,000	509,991
6.38%, 10/24/48(c)	225,000	207,813
Total Kazakhstan		717,804
Kuwait - 2.6%
MEGlobal BV
4.25%, 11/3/26(c)	500,000	481,942
2.63%, 4/28/28(a)	350,000	310,972
NBK SPC Ltd. 5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)(d)	500,000	501,450
NBK Tier 1 Financing 2 Ltd. 4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(d)(e)	300,000	290,472
Total Kuwait		1,584,836
Luxembourg - 1.1%
Altice Financing SA 5.75%, 8/15/29(a)	325,000	242,938
EIG Pearl Holdings SARL 3.55%, 8/31/36(a)	500,000	427,100
Total Luxembourg		670,038
Malaysia - 1.9%
CIMB Bank Bhd. 2.13%, 7/20/27(a)	225,000	204,187
GENM Capital Labuan Ltd. 3.88%, 4/19/31(a)	375,000	326,250
MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(a)	680,000	648,125
Total Malaysia		1,178,562
Mexico - 8.9%
Alpek SAB de CV 4.25%, 9/18/29(a)	400,000	368,375
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	200,000	196,812
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(c)(d)(e)	400,000	393,625
BBVA Bancomer SA 8.13%, 1/8/39, (8.125% fixed rate until 1/8/34; 5-year Constant Maturity Treasury Rate + 4.214% thereafter)(a)(d)	400,000	410,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2024

Investments	Principal Amount	Value
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(a)	$200,000	$212,500
Cemex SAB de CV
5.13%, 6/8/26, (5.125% fixed rate until 6/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(c)(d)(e)	625,000	602,344
9.13%, 3/14/28, (9.125% fixed rate until 3/14/28; 5-year Constant Maturity Treasury Rate + 5.157% thereafter)(a)(d)(e)	400,000	430,000
GCC SAB de CV 3.61%, 4/20/32(a)	200,000	170,374
Industrias Penoles SAB de CV 4.15%, 9/12/29(c)	200,000	186,313
Petroleos Mexicanos
6.88%, 8/4/26	725,000	708,977
6.70%, 2/16/32	50,000	42,120
10.00%, 2/7/33(b)	340,000	343,400
Southern Copper Corp. 3.88%, 4/23/25	700,000	689,719
Trust Fibra Uno 7.38%, 2/13/34(a)	650,000	649,675
Total Mexico		5,405,074
Mongolia - 2.7%
Minerva Luxembourg SA 4.38%, 3/18/31(c)	825,000	684,049
Sands China Ltd. 5.40%, 8/8/28(b)	975,000	960,063
Total Mongolia		1,644,112
Morocco - 1.6%
OCP SA
6.75%, 5/2/34(a)	700,000	708,592
6.88%, 4/25/44(c)	250,000	237,423
Total Morocco		946,015
Netherlands - 0.6%
Sigma Finance Netherlands BV 4.88%, 3/27/28(a)	385,000	375,977
Nigeria - 0.4%
IHS Netherlands Holdco BV 8.00%, 9/18/27(c)	225,000	219,031
Oman - 0.4%
Oryx Funding Ltd. 5.80%, 2/3/31(a)	250,000	246,415
Panama - 0.9%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	193,026	166,606
4.38%, 5/31/30(c)	410,181	354,037
Total Panama		520,643
Peru - 2.3%
Banco de Credito del Peru SA 3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)(d)	800,000	766,712
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 9/18/33(a)	600,000	647,437
Total Peru		1,414,149
Poland - 0.6%
Canpack SA/Canpack U.S. LLC 3.13%, 11/1/25(a)	384,000	370,193
Qatar - 1.1%
Commercial Bank PSQC 4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(c)(d)(e)	400,000	377,080
Ooredoo International Finance Ltd. 2.63%, 4/8/31(a)	375,000	321,422
Total Qatar		698,502
Russia - 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(a)(d)(f)	350,000	21,000
Sovcombank Via SovCom Capital DAC 7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(a)(d)(e)(f)	300,000	26,063
Total Russia		47,063
Saudi Arabia - 1.8%
Arabian Centres Sukuk III Ltd. 9.50%, 3/6/29(c)	200,000	207,500
EIG Pearl Holdings SARL 4.39%, 11/30/46(c)	400,000	311,512
Saudi Arabian Oil Co. 2.25%, 11/24/30(a)	700,000	586,757
Total Saudi Arabia		1,105,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2024

Investments	Principal Amount	Value
Singapore - 1.1%
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(d)	$725,000	$690,336
South Africa - 1.8%
Bidvest Group U.K. PLC
3.63%, 9/23/26(a)	200,000	185,500
3.63%, 9/23/26(c)	1,000,000	927,500
Total South Africa		1,113,000
South Korea - 6.6%
GS Caltex Corp. 5.38%, 8/7/28(a)	300,000	299,438
Kookmin Bank 2.50%, 11/4/30(a)	675,000	560,250
LG Electronics, Inc. 5.63%, 4/24/29(a)	900,000	913,203
LG Energy Solution Ltd. 5.75%, 9/25/28(a)	400,000	404,778
POSCO 4.88%, 1/23/27(a)	850,000	836,187
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	300,000	279,372
5.00%, 7/24/28(a)	325,000	320,125
SK Hynix, Inc. 2.38%, 1/19/31(a)	500,000	410,680
Total South Korea		4,024,033
Thailand - 2.4%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(c)(d)	700,000	619,083
Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/28(c)	900,000	864,844
Total Thailand		1,483,927
Turkey - 4.6%
Akbank TAS
6.80%, 2/6/26(c)	600,000	603,828
9.37%, 3/14/29, (9.369% fixed rate until 3/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(a)(d)(e)	240,000	239,525
Sisecam U.K. PLC
8.25%, 5/2/29(a)	925,000	944,425
8.63%, 5/2/32(a)	200,000	204,100
WE Soda Investments Holding PLC
9.50%, 10/6/28(a)	400,000	412,250
9.38%, 2/14/31(c)	200,000	204,122
Yapi ve Kredi Bankasi AS 9.25%, 1/17/34, (9.25% fixed rate until 1/17/29; 5-year Constant Maturity Treasury Rate + 5.278% thereafter)(a)(d)	215,000	222,302
Total Turkey		2,830,552
United Arab Emirates - 4.5%
DP World Ltd. 6.85%, 7/2/37(c)	580,000	625,765
Emirates NBD Bank PJSC 6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(c)(d)(e)	750,000	746,134
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(c)	760,988	712,117
2.16%, 3/31/34(a)	450,582	382,459
2.94%, 9/30/40(a)	3,583	2,832
Sweihan PV Power Co. PJSC 3.63%, 1/31/49(a)	308,480	245,950
Total United Arab Emirates		2,715,257
United Kingdom - 4.4%
Anglo American Capital PLC 5.50%, 5/2/33(a)	275,000	271,675
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)	1,000,000	840,313
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)(b)(d)	1,000,000	1,000,405
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(d)	550,000	561,722
Total United Kingdom		2,674,115
United States - 1.5%
Hyundai Capital America 5.40%, 1/8/31(a)	400,000	396,244
Sasol Financing USA LLC 8.75%, 5/3/29(a)	525,000	525,630
Total United States		921,874
Zambia - 1.2%
First Quantum Minerals Ltd.
6.88%, 10/15/27(c)	200,000	196,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2024

Investments	Principal Amount	Value
9.38%, 3/1/29(a)	$500,000	$523,127
Total Zambia		719,868
TOTAL CORPORATE BONDS (Cost: $60,477,260)		58,998,493
FOREIGN GOVERNMENT AGENCIES - 0.3%
South Korea - 0.3%
Korea Electric Power Corp. 3.63%, 6/14/25(a) (Cost: $199,847)	200,000	196,268
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Panama - 0.4%
Panama Government International Bonds 7.50%, 3/1/31 (Cost: $199,998)	200,000	207,625
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(g) (Cost: $920,864)	920,864	920,864
TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $61,797,969)		60,323,250
Other Assets less Liabilities - 1.0%		628,244
NET ASSETS - 100.0%		$60,951,494
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $2,196,433 and the total market value of the collateral held by the Fund was $2,274,523. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,353,659.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security is in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of May 31, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	30	9/19/24	$(3,263,906)	$6,328
Ultra 10 Year U.S. Treasury Note	40	9/19/24	(4,481,250)	15,665
			$(7,745,156)	$21,993
Long Exposure
2 Year U.S. Treasury Note	26	9/30/24	$5,296,281	$3,250
5 Year U.S. Treasury Note	2	9/30/24	211,594	(62)
U.S. Treasury Long Bond	3	9/19/24	348,188	(2,602)
U.S. Treasury Ultra Long Term Bond	19	9/19/24	2,326,312	(28,797)
			$8,182,375	$(28,211)
Total - Net			$437,219	$(6,218)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$58,998,493	$—	$58,998,493
Foreign Government Agencies	—	196,268	—	196,268
Foreign Government Obligations	—	207,625	—	207,625
Investment of Cash Collateral for Securities Loaned	—	920,864	—	920,864
Total Investments in Securities	$—	$60,323,250	$—	$60,323,250
Financial Derivative Instruments
Futures Contracts[1]	$25,243	$—	$—	$25,243
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(31,461)	$—	$—	$(31,461)
Total - Net	$(6,218)	$60,323,250	$—	$60,317,032

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2024

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 82.2%
Brazil - 10.9%
Brazil Letras do Tesouro Nacional
11.64%, 7/1/24, Series LTN(a)	2,470,000	BRL	$465,461
12.68%, 7/1/25, Series LTN(a)	8,000,000	BRL	1,365,524
12.18%, 1/1/26, Series LTN(a)	5,700,000	BRL	921,041
11.09%, 7/1/26, Series LTN(a)	7,850,000	BRL	1,201,869
9.98%, 7/1/27, Series LTN(a)	4,000,000	BRL	548,382
Brazil Notas do Tesouro Nacional
10.00%, 1/1/25, Series F	3,579,000	BRL	678,866
10.00%, 1/1/27, Series F	6,780,000	BRL	1,263,869
10.00%, 1/1/29, Series F	7,310,000	BRL	1,326,053
10.00%, 1/1/31, Series F	2,320,000	BRL	410,286
10.00%, 1/1/33, Series F	3,500,000	BRL	610,041
Total Brazil			8,791,392
Chile - 3.1%
Bonos de la Tesoreria de la Republica en pesos
2.50%, 3/1/25	450,000,000	CLP	481,346
4.50%, 3/1/26	225,000,000	CLP	243,816
5.00%, 10/1/28(b)	480,000,000	CLP	510,955
4.70%, 9/1/30(b)	175,000,000	CLP	179,874
7.00%, 5/1/34(b)	50,000,000	CLP	58,276
5.00%, 3/1/35	650,000,000	CLP	650,267
6.00%, 1/1/43, Series 30YR	315,000,000	CLP	342,318
Total Chile			2,466,852
China - 4.7%
China Development Bank 3.41%, 6/7/31, Series 2110	2,000,000	CNY	294,300
China Government Bonds
3.13%, 11/21/29, Series 1915	4,500,000	CNY	653,239
2.68%, 5/21/30	11,270,000	CNY	1,592,914
2.80%, 11/15/32	4,000,000	CNY	571,358
3.81%, 9/14/50	4,000,000	CNY	678,743
Total China			3,790,554
Colombia - 7.1%
Colombia TES
6.25%, 11/26/25, Series B	602,400,000	COP	149,771
7.50%, 8/26/26, Series B	3,104,300,000	COP	766,463
5.75%, 11/3/27, Series B	1,779,700,000	COP	403,902
6.00%, 4/28/28, Series B	3,022,600,000	COP	679,673
7.75%, 9/18/30, Series B	1,862,200,000	COP	423,973
7.00%, 3/26/31, Series B	2,800,000,000	COP	602,487
7.00%, 6/30/32, Series B	3,041,800,000	COP	631,513
13.25%, 2/9/33, Series B	884,500,000	COP	258,052
7.25%, 10/18/34, Series B	2,210,400,000	COP	443,843
6.25%, 7/9/36, Series B	97,700,000	COP	17,160
9.25%, 5/28/42, Series B	5,000,000,000	COP	1,061,254
7.25%, 10/26/50, Series B	1,750,000,000	COP	292,199
Total Colombia			5,730,290
Czech Republic - 2.5%
Czech Republic Government Bonds
3.62%, 12/12/24, Series 135(a)	1,850,000	CZK	79,385
1.25%, 2/14/25, Series 120	6,150,000	CZK	264,572
0.25%, 2/10/27, Series 100	6,190,000	CZK	245,146
5.75%, 3/29/29, Series 153	4,800,000	CZK	225,348
0.05%, 11/29/29, Series 130	8,550,000	CZK	300,549
1.20%, 3/13/31, Series 121	25,700,000	CZK	933,048
Total Czech Republic			2,048,048
Egypt - 0.0%
Egypt Government Bonds 14.48%, 4/6/26	200,000	EGP	3,590
Hungary - 2.0%
Hungary Government Bonds
3.00%, 6/26/24, Series 24/B	52,840,000	HUF	146,707
2.50%, 10/24/24, Series 24/C	46,130,000	HUF	126,202
1.00%, 11/26/25, Series 25/C	77,300,000	HUF	197,991
3.00%, 10/27/27, Series 27/A	240,260,000	HUF	592,467
3.00%, 8/21/30, Series 30/A	63,380,000	HUF	142,630
3.25%, 10/22/31, Series 31/A	97,870,000	HUF	217,487
2.25%, 4/20/33, Series 33/A	95,360,000	HUF	186,813
Total Hungary			1,610,297
India - 4.8%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	584,128
5.63%, 4/12/26	50,000,000	INR	586,130
7.26%, 1/14/29	50,000,000	INR	604,343
5.79%, 5/11/30	50,000,000	INR	563,770
6.10%, 7/12/31	50,000,000	INR	568,255
7.26%, 8/22/32	30,000,000	INR	364,350
7.16%, 9/20/50	50,000,000	INR	600,312
Total India			3,871,288
Indonesia - 11.6%
Indonesia Treasury Bonds
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	473,661
5.50%, 4/15/26, Series FR86	9,297,000,000	IDR	561,138
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	634,788
5.13%, 4/15/27, Series FR90	2,600,000,000	IDR	153,522
6.13%, 5/15/28, Series FR64	6,800,000,000	IDR	408,075
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	658,684
8.25%, 5/15/29, Series FR78	5,381,000,000	IDR	349,354
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	804,000
6.50%, 2/15/31, Series FR87	7,600,000,000	IDR	457,543
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	581,195
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	299,735
8.38%, 3/15/34, Series FR68	1,300,000,000	IDR	87,926
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	709,734
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	785,209
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	213,434
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	194,507
7.50%, 4/15/40, Series FR83	16,000,000,000	IDR	1,032,389
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	101,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2024

Investments	Principal Amount†		Value
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26, Series PBS	3,500,000,000	IDR	$209,142
6.38%, 3/15/34, Series PBS	4,800,000,000	IDR	289,937
6.88%, 3/15/36, Series PBS	5,800,000,000	IDR	362,508
Total Indonesia			9,367,759
Malaysia - 4.9%
Malaysia Government Bonds
3.90%, 11/30/26, Series 0316	1,400,000	MYR	300,174
3.90%, 11/16/27, Series 0417	3,210,000	MYR	688,425
4.50%, 4/30/29, Series 0322	900,000	MYR	198,088
3.89%, 8/15/29, Series 0219	1,400,000	MYR	299,928
2.63%, 4/15/31, Series 0220	1,050,000	MYR	206,750
3.83%, 7/5/34, Series 0419	485,000	MYR	102,502
4.25%, 5/31/35, Series 0415	1,880,000	MYR	410,580
4.76%, 4/7/37, Series 0317	332,000	MYR	75,821
3.76%, 5/22/40, Series 0519	500,000	MYR	102,244
4.92%, 7/6/48, Series 0518	900,000	MYR	211,839
4.46%, 3/31/53, Series 0123	650,000	MYR	143,513
Malaysia Government Investment Issue
3.73%, 3/31/26, Series 0319	1,000,000	MYR	213,358
3.42%, 9/30/27, Series 0120	500,000	MYR	105,699
3.47%, 10/15/30, Series 0220	980,000	MYR	204,464
3.45%, 7/15/36, Series 0121	825,000	MYR	166,317
4.42%, 9/30/41, Series 0221	2,400,000	MYR	530,138
Total Malaysia			3,959,840
Mexico - 4.1%
Mexico Bonos
7.75%, 11/23/34, Series M	11,239,000	MXN	571,634
10.00%, 11/20/36, Series M 30	6,812,000	MXN	405,764
8.50%, 11/18/38, Series M 30	11,809,000	MXN	622,536
7.75%, 11/13/42, Series M	15,527,000	MXN	747,565
8.00%, 11/7/47, Series M	12,400,000	MXN	605,323
8.00%, 7/31/53, Series M	7,200,000	MXN	349,063
Total Mexico			3,301,885
Peru - 4.4%
Peru Government Bonds
5.94%, 2/12/29	3,550,000	PEN	951,290
6.95%, 8/12/31	1,000,000	PEN	272,881
6.15%, 8/12/32	3,451,000	PEN	886,475
7.30%, 8/12/33(b)	1,511,000	PEN	413,160
5.40%, 8/12/34	965,000	PEN	226,769
6.90%, 8/12/37	1,500,000	PEN	386,562
5.35%, 8/12/40	1,780,000	PEN	388,641
Total Peru			3,525,778
Poland - 8.0%
Republic of Poland Government Bonds
0.75%, 4/25/25, Series 0425	635,000	PLN	155,455
3.25%, 7/25/25, Series 0725	3,000,000	PLN	746,645
2.50%, 7/25/26, Series 0726	5,785,000	PLN	1,388,159
2.50%, 7/25/27, Series 0727	2,405,000	PLN	561,065
7.50%, 7/25/28, Series 0728	5,000,000	PLN	1,360,999
2.75%, 10/25/29, Series 1029	3,585,000	PLN	794,222
1.25%, 10/25/30, Series 1030	2,805,000	PLN	550,016
6.00%, 10/25/33, Series 1033	3,500,000	PLN	907,937
Total Poland			6,464,498
Romania - 2.5%
Romania Government Bonds
4.75%, 2/24/25, Series 10Y	175,000	RON	37,829
4.85%, 4/22/26, Series 7Y	600,000	RON	128,203
5.80%, 7/26/27, Series 15YR	1,470,000	RON	316,694
2.50%, 10/25/27, Series 7Y	800,000	RON	155,318
4.15%, 1/26/28, Series 8Y	940,000	RON	191,914
5.00%, 2/12/29, Series 10Y	1,720,000	RON	352,802
8.00%, 4/29/30, Series 7Y	2,000,000	RON	464,199
3.65%, 9/24/31, Series 15Y	755,000	RON	136,040
4.75%, 10/11/34, Series 15Y	560,000	RON	103,389
4.25%, 4/28/36, Series 5Y	800,000	RON	137,776
Total Romania			2,024,164
South Africa - 6.6%
Republic of South Africa Government Bonds
8.00%, 1/31/30, Series 2030	10,455,000	ZAR	493,680
7.00%, 2/28/31, Series R213	10,267,000	ZAR	439,500
8.25%, 3/31/32, Series 2032	16,095,000	ZAR	713,386
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	801,255
6.25%, 3/31/36, Series R209	7,021,600	ZAR	233,929
8.50%, 1/31/37, Series 2037	22,450,000	ZAR	886,970
9.00%, 1/31/40, Series 2040	18,300,000	ZAR	724,321
6.50%, 2/28/41, Series R214	4,005,000	ZAR	122,655
8.75%, 1/31/44, Series 2044	9,965,000	ZAR	374,571
8.75%, 2/28/48, Series 2048	15,120,000	ZAR	563,040
Total South Africa			5,353,307
Thailand - 4.3%
Thailand Government Bonds
0.75%, 6/17/24	3,025,000	THB	82,175
1.45%, 12/17/24	23,270,000	THB	629,299
3.85%, 12/12/25	5,480,000	THB	152,233
2.88%, 12/17/28	6,752,000	THB	186,490
4.88%, 6/22/29	10,067,000	THB	303,792
1.60%, 12/17/29	15,245,000	THB	394,651
3.65%, 6/20/31	9,000,000	THB	259,999
2.00%, 12/17/31	12,250,000	THB	317,389
1.60%, 6/17/35	6,130,000	THB	146,149
3.40%, 6/17/36	13,952,000	THB	395,237
3.30%, 6/17/38	12,522,000	THB	350,513
2.88%, 6/17/46	10,235,000	THB	255,313
Total Thailand			3,473,240
Turkey - 0.7%
Turkiye Government Bonds
9.00%, 7/24/24	733,000	TRY	21,733
8.00%, 3/12/25	4,657,000	TRY	114,946
12.60%, 10/1/25	3,815,000	TRY	88,182
10.60%, 2/11/26	2,290,000	TRY	48,488
11.00%, 2/24/27	7,106,000	TRY	141,638
10.50%, 8/11/27	6,835,000	TRY	130,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2024

Investments	Principal Amount†		Value
11.70%, 11/13/30	2,305,000	TRY	$42,652
Total Turkey			587,721
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $75,583,134)			66,370,503
SUPRANATIONAL BONDS - 7.8%
European Investment Bank
7.75%, 1/30/25	9,850,000	MXN	565,068
8.00%, 5/5/27(b)	12,315,000	ZAR	645,168
Inter-American Development Bank 7.50%, 12/5/24	890,000	MXN	51,398
International Bank for Reconstruction & Development
8.25%, 12/21/26	11,175,000	ZAR	590,983
6.88%, 2/9/29	10,000,000	MXN	522,590
7.07%, 6/26/29	16,000,000	MXN	844,769
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,494,285
7.50%, 1/18/28	19,700,000	MXN	1,067,394
7.75%, 1/18/30	10,000,000	MXN	534,696
TOTAL SUPRANATIONAL BONDS (Cost: $6,222,617)			6,316,351
REPURCHASE AGREEMENT - 6.4%
United States - 6.4%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 6/3/24; Proceeds at maturity - $5,122,261 (fully collateralized by Ginnie Mae II Single Family, 5.50% - 6.50% due 4/20/54; Market value including accrued interest - $5,376,866) (Cost: $5,120,000)	5,120,000		5,120,000
TOTAL INVESTMENTS IN SECURITIES - 96.4% (Cost: $86,925,751)			77,806,854
Other Assets less Liabilities - 3.6%			2,934,445
NET ASSETS - 100.0%			$80,741,299

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2024.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	6/14/2024	700,000,000	CLP	741,133	USD	$20,643	$—
Barclays Bank PLC	6/14/2024	39,750,000	MXN	2,327,898	USD	—	(667)
Barclays Bank PLC	6/14/2024	824,856	USD	14,000,000	MXN	5,202	—
Barclays Bank PLC	6/14/2024	500,931	USD	18,000,000	TRY	—	(52,994)
Citibank NA	6/14/2024	357,614	USD	6,000,000	MXN	6,334	—
HSBC Holdings PLC	6/14/2024	24,000,000	TRY	667,069	USD	71,497	—
HSBC Holdings PLC	6/14/2024	104,559	USD	100,000,000	CLP	—	(4,266)
HSBC Holdings PLC	6/14/2024	179,340	USD	15,000,000	INR	—	(640)
JP Morgan Chase Bank NA	6/14/2024	566,000,000	CLP	585,897	USD	30,053	—
JP Morgan Chase Bank NA	6/14/2024	352,151	USD	320,000,000	CLP	3,911	—
Morgan Stanley & Co. International	6/14/2024	24,200,000	CNY	3,415,667	USD	—	(10,753)
Morgan Stanley & Co. International	6/14/2024	598,000	MYR	128,332	USD	—	(1,269)
Morgan Stanley & Co. International	6/14/2024	183,669	USD	15,250,000	INR	689	—
Royal Bank of Canada	6/14/2024	1,800,000	MYR	383,501	USD	—	(1,037)
Royal Bank of Canada	6/14/2024	211,787	USD	1,500,000	CNY	738	—
Royal Bank of Canada	6/14/2024	128,244	USD	598,000	MYR	1,181	—
Standard Chartered Bank	6/14/2024	12,000,000	MXN	704,747	USD	—	(2,187)
Standard Chartered Bank	6/14/2024	466,392	USD	8,000,000	MXN	—	(1,982)
						$140,248	$(75,795)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$66,370,503	$—	$66,370,503
Supranational Bonds	—	6,316,351	—	6,316,351
Repurchase Agreement	—	5,120,000	—	5,120,000
Total Investments in Securities	$—	$77,806,854	$—	$77,806,854
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$140,248	$—	$140,248
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(75,795)	$—	$(75,795)
Total - Net	$—	$77,871,307	$—	$77,871,307

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%
U.S. Treasury Notes - 99.5%
U.S. Treasury Floating Rate Notes
5.45%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.13%)*	$4,358,777,000	$4,361,374,482
5.50%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	4,729,965,000	4,734,863,825
5.57%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)*	5,093,384,000	5,103,722,653
5.48%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)*	3,516,558,000	3,517,115,585
TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $17,701,799,029)		17,717,076,545
Other Assets less Liabilities - 0.5%		84,963,421
NET ASSETS - 100.0%		$17,802,039,966
*	Floating rate note. Coupon shown is in effect at May 31, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$17,717,076,545	$—	$17,717,076,545
Total Investments in Securities	$—	$17,717,076,545	$—	$17,717,076,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 95.6%
Canada - 0.8%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	$554,000	$492,489
4.13%, 12/1/31(a)(b)	273,000	235,282
Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	381,000	351,031
Ritchie Bros. Holdings, Inc. 6.75%, 3/15/28(a)	288,000	291,543
Total Canada		1,370,345
United States - 94.8%
ACCO Brands Corp. 4.25%, 3/15/29(a)	339,000	301,015
AdaptHealth LLC 4.63%, 8/1/29(a)	702,000	602,527
Adient Global Holdings Ltd.
4.88%, 8/15/26(a)	200,000	194,322
8.25%, 4/15/31(a)	359,000	375,101
ADT Security Corp. 4.88%, 7/15/32(a)	574,000	519,430
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	18,000	18,059
AECOM 5.13%, 3/15/27	288,000	280,405
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(a)	60,000	57,209
4.88%, 2/15/30(a)	678,000	634,947
Allegiant Travel Co. 7.25%, 8/15/27(a)(b)	2,000	1,894
Allison Transmission, Inc.
5.88%, 6/1/29(a)	455,000	448,835
3.75%, 1/30/31(a)	121,000	105,337
Ally Financial, Inc. 6.70%, 2/14/33	290,000	290,197
American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	554,000	505,868
AMN Healthcare, Inc. 4.63%, 10/1/27(a)	175,000	165,741
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	339,000	335,532
5.75%, 1/15/28(a)	364,000	356,811
Antero Resources Corp.
7.63%, 2/1/29(a)	36,000	37,059
5.38%, 3/1/30(a)	130,000	124,495
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)(b)	932,000	641,626
Apache Corp.
4.25%, 1/15/30(b)	25,000	23,170
5.10%, 9/1/40	43,000	37,041
4.75%, 4/15/43	16,000	12,830
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	287,000	240,251
APX Group, Inc.
6.75%, 2/15/27(a)	129,000	128,518
5.75%, 7/15/29(a)	553,000	525,732
Aramark Services, Inc.
5.00%, 4/1/25(a)	66,000	65,537
5.00%, 2/1/28(a)	63,000	60,392
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	22,000	22,092
6.25%, 4/1/28(a)	509,000	503,498
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	396,000	364,696
5.00%, 2/15/32(a)	498,000	447,179
ASGN, Inc. 4.63%, 5/15/28(a)	269,000	253,199
Avantor Funding, Inc. 4.63%, 7/15/28(a)	708,000	667,637
Avient Corp. 5.75%, 5/15/25(a)	126,000	125,420
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	86,000	76,738
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	400,000	387,044
B&G Foods, Inc.
5.25%, 4/1/25(b)	98,000	96,507
5.25%, 9/15/27(b)	524,000	481,551
Ball Corp. 2.88%, 8/15/30	621,000	525,037
Bath & Body Works, Inc.
5.25%, 2/1/28	5,000	4,872
6.63%, 10/1/30(a)	290,000	290,429
Beacon Roofing Supply, Inc. 6.50%, 8/1/30(a)	16,000	16,058
BellRing Brands, Inc. 7.00%, 3/15/30(a)	211,000	215,807
Berry Global, Inc. 4.88%, 7/15/26(a)	24,000	23,629
Black Knight InfoServ LLC 3.63%, 9/1/28(a)	53,000	49,719
Block, Inc. 3.50%, 6/1/31	265,000	227,553
Boyd Gaming Corp.
4.75%, 12/1/27	200,000	191,132
4.75%, 6/15/31(a)	300,000	269,466
Brink's Co. 4.63%, 10/15/27(a)	109,000	104,182
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)	350,000	344,057
4.50%, 4/1/27(a)	423,000	392,561
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	220,000	192,386
6.38%, 6/15/32(a)	669,000	668,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
Cable One, Inc. 4.00%, 11/15/30(a)(b)	$470,000	$351,179
Caesars Entertainment, Inc.
8.13%, 7/1/27(a)	180,000	183,677
4.63%, 10/15/29(a)	766,000	692,533
7.00%, 2/15/30(a)	535,000	541,720
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(a)	780,000	664,849
4.50%, 8/15/30(a)	1,147,000	954,075
4.25%, 1/15/34(a)	870,000	650,986
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	340,000	323,588
3.25%, 2/15/29	244,000	220,578
3.57%, 12/1/31	178,000	154,209
Centene Corp.
4.25%, 12/15/27	98,000	93,312
4.63%, 12/15/29	1,134,000	1,068,341
3.00%, 10/15/30	439,000	373,554
2.50%, 3/1/31	442,000	360,968
Central Garden & Pet Co. 4.13%, 10/15/30(b)	265,000	235,418
Century Communities, Inc. 3.88%, 8/15/29(a)	377,000	334,784
Charles River Laboratories International, Inc. 4.00%, 3/15/31(a)	317,000	279,283
Chart Industries, Inc.
7.50%, 1/1/30(a)	321,000	330,903
9.50%, 1/1/31(a)	33,000	35,688
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	668,000	616,344
3.70%, 4/1/51	588,000	360,144
3.85%, 4/1/61	273,000	160,827
Chemours Co.
5.38%, 5/15/27	375,000	355,969
5.75%, 11/15/28(a)	492,000	450,938
Cheniere Energy Partners LP
4.50%, 10/1/29	13,000	12,367
4.00%, 3/1/31	455,000	411,133
Chesapeake Energy Corp.
5.88%, 2/1/29(a)	175,000	172,256
6.75%, 4/15/29(a)	160,000	160,738
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	505,000	505,000
5.63%, 3/15/27(a)	910,000	863,035
8.00%, 12/15/27(a)	420,000	420,970
5.25%, 5/15/30(a)	582,000	484,678
4.75%, 2/15/31(a)	1,421,000	1,124,011
Churchill Downs, Inc.
5.50%, 4/1/27(a)	329,000	322,548
4.75%, 1/15/28(a)	325,000	308,266
5.75%, 4/1/30(a)	711,000	682,183
Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	557,000	522,082
Civitas Resources, Inc.
8.38%, 7/1/28(a)	928,000	975,532
8.63%, 11/1/30(a)	590,000	631,860
8.75%, 7/1/31(a)	882,000	942,902
Clarivate Science Holdings Corp.
3.88%, 7/1/28(a)	20,000	18,333
4.88%, 7/1/29(a)	783,000	715,051
Clean Harbors, Inc. 4.88%, 7/15/27(a)	151,000	145,935
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	70,000	66,630
3.75%, 2/15/31(a)	264,000	230,934
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(a)(b)	164,000	153,843
6.75%, 4/15/30(a)	330,000	327,112
CNX Resources Corp. 7.38%, 1/15/31(a)	577,000	587,640
Cogent Communications Group, Inc. 3.50%, 5/1/26(a)	93,000	88,084
Coherent Corp. 5.00%, 12/15/29(a)(b)	418,000	391,139
Coinbase Global, Inc.
3.38%, 10/1/28(a)	905,000	775,259
3.63%, 10/1/31(a)	227,000	180,742
CommScope, Inc.
6.00%, 3/1/26(a)	803,000	717,681
4.75%, 9/1/29(a)(b)	742,000	526,174
Compass Minerals International, Inc. 6.75%, 12/1/27(a)(b)	179,000	171,285
Comstock Resources, Inc.
6.75%, 3/1/29(a)	1,035,000	1,004,188
5.88%, 1/15/30(a)	464,000	428,314
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	492,000	457,752
Consensus Cloud Solutions, Inc. 6.50%, 10/15/28(a)(b)	186,000	171,325
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	880,000	828,335
Crescent Energy Finance LLC 7.63%, 4/1/32(a)	198,000	202,130
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	85,000	75,534
Crown Americas LLC 5.25%, 4/1/30	175,000	169,059
CSC Holdings LLC
5.50%, 4/15/27(a)	659,000	505,670
5.38%, 2/1/28(a)	793,000	557,820
7.50%, 4/1/28(a)	163,000	91,200
6.50%, 2/1/29(a)	600,000	405,960
5.75%, 1/15/30(a)	546,000	235,927
4.63%, 12/1/30(a)	1,290,000	543,567
3.38%, 2/15/31(a)	551,000	323,255
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)(b)	372,000	370,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	$344,000	$329,143
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	197,000	192,780
DaVita, Inc.
4.63%, 6/1/30(a)	525,000	470,678
3.75%, 2/15/31(a)	1,875,000	1,575,225
Delta Air Lines, Inc. 7.38%, 1/15/26(b)	145,000	148,400
DISH DBS Corp.
5.88%, 11/15/24(b)	825,000	786,844
5.25%, 12/1/26(a)	583,000	465,281
5.75%, 12/1/28(a)(b)	1,020,000	713,164
DISH Network Corp. 11.75%, 11/15/27(a)	1,044,000	1,049,481
DT Midstream, Inc. 4.38%, 6/15/31(a)	796,000	716,034
Dycom Industries, Inc. 4.50%, 4/15/29(a)	218,000	202,775
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	317,000	308,907
4.13%, 4/1/29(a)	155,000	141,577
Elanco Animal Health, Inc. 6.65%, 8/28/28(b)	341,000	344,976
Elastic NV 4.13%, 7/15/29(a)	347,000	311,280
Element Solutions, Inc. 3.88%, 9/1/28(a)	291,000	264,988
Encompass Health Corp.
4.50%, 2/1/28	230,000	217,658
4.75%, 2/1/30	181,000	167,729
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	158,000	146,104
4.38%, 3/31/29(a)	666,000	592,320
EnLink Midstream LLC
5.63%, 1/15/28(a)	129,000	127,612
6.50%, 9/1/30(a)	424,000	433,595
Entegris, Inc. 5.95%, 6/15/30(a)	173,000	170,509
EQM Midstream Partners LP
6.50%, 7/1/27(a)	782,000	790,336
5.50%, 7/15/28	35,000	34,379
4.50%, 1/15/29(a)	315,000	294,034
4.75%, 1/15/31(a)	604,000	556,224
6.50%, 7/15/48	330,000	330,980
Fair Isaac Corp. 4.00%, 6/15/28(a)	48,000	44,596
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/29(a)	952,000	902,477
FirstCash, Inc.
4.63%, 9/1/28(a)	209,000	196,213
5.63%, 1/1/30(a)	116,000	110,082
Ford Holdings LLC 9.30%, 3/1/30(b)	639,000	726,390
Ford Motor Co.
9.63%, 4/22/30	346,000	401,011
3.25%, 2/12/32	497,000	408,917
5.29%, 12/8/46(b)	288,000	250,718
Ford Motor Credit Co. LLC
4.54%, 8/1/26	180,000	175,100
2.70%, 8/10/26	200,000	186,988
4.95%, 5/28/27	500,000	487,720
5.11%, 5/3/29	478,000	460,553
4.00%, 11/13/30	250,000	221,792
Freeport-McMoRan, Inc.
4.63%, 8/1/30(b)	226,000	216,302
5.45%, 3/15/43	272,000	256,860
Gap, Inc.
3.63%, 10/1/29(a)	721,000	623,903
3.88%, 10/1/31(a)	374,000	310,880
Gen Digital, Inc. 6.75%, 9/30/27(a)	445,000	449,063
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	1,142,000	1,148,429
8.88%, 4/15/30	369,000	386,605
Glatfelter Corp. 4.75%, 11/15/29(a)(b)	362,000	294,440
Global Atlantic Fin Co. 4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	413,000	373,505
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	252,000	247,111
4.00%, 1/15/31	418,000	372,170
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	298,000	267,541
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	183,000	178,784
4.88%, 3/15/27(b)	562,000	541,465
5.25%, 7/15/31(b)	878,000	794,537
GrafTech Finance, Inc. 4.63%, 12/15/28(a)(b)	354,000	229,693
Graham Packaging Co., Inc. 7.13%, 8/15/28(a)(b)	311,000	293,397
Gray Television, Inc.
5.88%, 7/15/26(a)	107,000	106,929
7.00%, 5/15/27(a)(b)	989,000	874,187
5.38%, 11/15/31(a)	556,000	308,825
Griffon Corp. 5.75%, 3/1/28	503,000	486,763
Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	288,000	263,151
Gulfport Energy Corp. 8.00%, 5/17/26	130,712	133,001
Hanesbrands, Inc.
4.88%, 5/15/26(a)	698,000	677,639
9.00%, 2/15/31(a)(b)	15,000	15,330
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/26(a)	305,000	286,761
HealthEquity, Inc. 4.50%, 10/1/29(a)	165,000	151,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/25(a)	$132,000	$128,601
Hess Midstream Operations LP
5.13%, 6/15/28(a)	146,000	140,817
4.25%, 2/15/30(a)	220,000	200,574
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	392,000	371,142
3.63%, 2/15/32(a)	656,000	557,980
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	767,000	709,091
4.88%, 7/1/31(a)	245,000	215,223
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(a)(b)	382,000	248,525
Hologic, Inc. 3.25%, 2/15/29(a)	162,000	144,865
Howmet Aerospace, Inc. 3.00%, 1/15/29	86,000	77,769
Hughes Satellite Systems Corp.
5.25%, 8/1/26(b)	660,000	446,365
6.63%, 8/1/26	431,000	176,158
iHeartCommunications, Inc.
5.25%, 8/15/27(a)	474,924	263,018
4.75%, 1/15/28(a)	255,000	135,522
Ingevity Corp. 3.88%, 11/1/28(a)	288,000	259,410
IQVIA, Inc. 5.00%, 5/15/27(a)	200,000	194,438
Iron Mountain, Inc.
4.88%, 9/15/27(a)	337,000	325,454
5.25%, 3/15/28(a)	479,000	461,425
5.25%, 7/15/30(a)	435,000	407,386
4.50%, 2/15/31(a)	811,000	723,031
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	322,000	299,718
4.50%, 6/1/31(a)	433,000	384,690
Kinetik Holdings LP 5.88%, 6/15/30(a)	413,000	403,402
Kohl's Corp. 4.63%, 5/1/31	405,000	326,847
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	597,000	560,780
4.75%, 6/15/29(a)	168,000	152,232
Lamar Media Corp. 3.63%, 1/15/31	326,000	282,590
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	63,000	60,799
4.13%, 1/31/30(a)	388,000	349,704
Level 3 Financing, Inc.
3.40%, 3/1/27(a)	90,000	52,179
10.50%, 5/15/30(a)	939,000	937,657
Levi Strauss & Co. 3.50%, 3/1/31(a)(b)	150,000	129,947
Light & Wonder International, Inc.
7.00%, 5/15/28(a)	168,000	169,099
7.50%, 9/1/31(a)	201,000	206,861
Lithia Motors, Inc.
3.88%, 6/1/29(a)	217,000	193,766
4.38%, 1/15/31(a)	434,000	383,951
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)(b)	456,000	432,548
LSB Industries, Inc. 6.25%, 10/15/28(a)	366,000	353,955
Macy's Retail Holdings LLC 5.88%, 4/1/29(a)(b)	241,000	232,216
Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)(b)	284,000	257,895
Matador Resources Co. 6.88%, 4/15/28(a)	150,000	151,580
Match Group Holdings II LLC 4.63%, 6/1/28(a)	139,000	129,433
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	337,000	358,740
MGM Resorts International 5.50%, 4/15/27	709,000	699,358
Michaels Cos., Inc. 5.25%, 5/1/28(a)	446,000	362,076
MicroStrategy, Inc. 6.13%, 6/15/28(a)	315,000	301,408
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	565,000	522,173
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)(b)	487,000	346,564
Molina Healthcare, Inc. 3.88%, 11/15/30(a)	685,000	597,662
Moog, Inc. 4.25%, 12/15/27(a)	176,000	165,326
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26(a)	427,000	426,257
MPH Acquisition Holdings LLC
5.50%, 9/1/28(a)	554,000	412,857
5.75%, 11/1/28(a)(b)	879,000	522,258
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26(b)	548,000	497,699
5.00%, 10/15/27(b)	908,000	745,050
4.63%, 8/1/29(b)	606,000	441,707
3.50%, 3/15/31	300,000	195,204
Murphy Oil USA, Inc.
4.75%, 9/15/29	201,000	189,097
3.75%, 2/15/31(a)	126,000	109,500
Nabors Industries, Inc. 7.38%, 5/15/27(a)	715,000	714,514
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	606,000	598,213
5.13%, 12/15/30(a)	685,000	623,110
Navient Corp.
5.00%, 3/15/27	289,000	274,952
4.88%, 3/15/28	333,000	305,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
5.50%, 3/15/29(b)	$445,000	$406,080
9.38%, 7/25/30	250,000	261,625
11.50%, 3/15/31	455,000	500,491
NCR Atleos Corp. 9.50%, 4/1/29(a)	784,000	846,673
NCR Voyix Corp. 5.13%, 4/15/29(a)	867,000	806,371
Newell Brands, Inc.
5.70%, 4/1/26	1,000,000	988,620
6.63%, 9/15/29(b)	510,000	500,412
7.00%, 4/1/46	14,000	11,543
News Corp.
3.88%, 5/15/29(a)	191,000	173,480
5.13%, 2/15/32(a)	310,000	289,168
Nexstar Media, Inc.
5.63%, 7/15/27(a)	954,000	901,053
4.75%, 11/1/28(a)(b)	684,000	605,614
Noble Finance II LLC 8.00%, 4/15/30(a)	349,000	361,030
Nordstrom, Inc. 5.00%, 1/15/44	602,000	472,648
NRG Energy, Inc.
5.25%, 6/15/29(a)	638,000	609,494
3.63%, 2/15/31(a)	620,000	532,785
3.88%, 2/15/32(a)	595,000	510,093
NuStar Logistics LP
6.00%, 6/1/26	125,000	124,189
5.63%, 4/28/27	144,000	141,864
6.38%, 10/1/30(b)	255,000	254,345
Occidental Petroleum Corp.
2.90%, 8/15/24	90,000	89,507
3.50%, 6/15/25	277,000	270,665
5.88%, 9/1/25	169,000	169,517
6.45%, 9/15/36	473,000	493,173
4.40%, 8/15/49	784,000	580,858
Olin Corp.
5.13%, 9/15/27	128,000	124,302
5.63%, 8/1/29	2,000	1,948
5.00%, 2/1/30	281,000	264,682
ON Semiconductor Corp. 3.88%, 9/1/28(a)	249,000	227,758
OneMain Finance Corp.
6.88%, 3/15/25	82,000	82,695
7.13%, 3/15/26	1,035,000	1,050,908
6.63%, 1/15/28	353,000	351,362
5.38%, 11/15/29	696,000	647,990
4.00%, 9/15/30	583,000	496,022
Option Care Health, Inc. 4.38%, 10/31/29(a)	190,000	173,271
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	940,000	869,425
5.13%, 4/30/31(a)	1,100,000	973,313
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	124,000	112,127
4.63%, 3/15/30(a)	568,000	506,168
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	100,000	88,388
6.63%, 4/1/30(a)	361,000	344,889
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	382,000	380,216
7.25%, 5/15/31(a)(b)	270,000	270,259
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	361,000	335,506
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)	166,000	155,135
Paramount Global 6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,144,000	1,038,786
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 6/1/25(a)	203,000	203,000
5.88%, 10/1/28(a)	22,000	21,576
4.88%, 5/15/29(a)	264,000	246,024
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28(b)	490,000	479,494
7.88%, 9/15/30(a)	334,000	343,395
Penske Automotive Group, Inc. 3.75%, 6/15/29	150,000	133,581
Performance Food Group, Inc.
5.50%, 10/15/27(a)	266,000	259,605
4.25%, 8/1/29(a)	299,000	272,111
Permian Resources Operating LLC
8.00%, 4/15/27(a)	560,000	575,534
5.88%, 7/1/29(a)	380,000	372,484
7.00%, 1/15/32(a)	190,000	194,336
Pilgrim's Pride Corp.
4.25%, 4/15/31	399,000	359,834
3.50%, 3/1/32	592,000	498,381
6.25%, 7/1/33	461,000	467,684
Post Holdings, Inc.
5.50%, 12/15/29(a)	105,000	100,239
4.63%, 4/15/30(a)	1,624,000	1,476,427
4.50%, 9/15/31(a)	212,000	188,345
Prestige Brands, Inc. 3.75%, 4/1/31(a)	254,000	218,166
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	543,000	539,563
3.38%, 8/31/27(a)	307,000	282,268
6.25%, 1/15/28(a)	323,000	317,389
PROG Holdings, Inc. 6.00%, 11/15/29(a)	312,000	292,675
PTC, Inc. 4.00%, 2/15/28(a)	143,000	133,545
Qorvo, Inc. 4.38%, 10/15/29	266,000	249,074
QVC, Inc.
4.75%, 2/15/27	390,000	334,012
4.38%, 9/1/28(b)	374,000	278,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
Range Resources Corp.
8.25%, 1/15/29	$37,000	$38,501
4.75%, 2/15/30(a)	150,000	139,608
Regal Rexnord Corp.
6.05%, 4/15/28	1,120,000	1,136,666
6.30%, 2/15/30	591,000	606,124
6.40%, 4/15/33	240,000	247,138
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27	128,000	122,819
Rithm Capital Corp. 6.25%, 10/15/25(a)	120,000	119,022
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	7,000	6,635
4.00%, 9/15/29(a)	162,000	142,061
ROBLOX Corp. 3.88%, 5/1/30(a)	290,000	252,755
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	184,000	168,358
Sabra Health Care LP
5.13%, 8/15/26	30,000	29,456
3.20%, 12/1/31	225,000	185,456
Scripps Escrow II, Inc. 3.88%, 1/15/29(a)(b)	450,000	289,944
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	198,000	196,794
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)	499,000	467,224
Select Medical Corp. 6.25%, 8/15/26(a)	189,000	189,539
Sensata Technologies BV 4.00%, 4/15/29(a)	394,000	358,977
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	335,000	289,316
Service Corp. International 3.38%, 8/15/30	640,000	549,882
Service Properties Trust
7.50%, 9/15/25	426,000	433,817
8.63%, 11/15/31(a)	185,000	194,030
Silgan Holdings, Inc. 4.13%, 2/1/28	40,000	37,791
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	342,000	226,041
4.13%, 12/1/30(a)(b)	135,000	91,684
Sirius XM Radio, Inc.
4.00%, 7/15/28(a)	776,000	695,079
5.50%, 7/1/29(a)	1,798,000	1,674,405
4.13%, 7/1/30(a)	1,249,000	1,048,373
3.88%, 9/1/31(a)	66,000	52,779
Six Flags Entertainment Corp. 7.25%, 5/15/31(a)(b)	573,000	574,639
Skyworks Solutions, Inc.
1.80%, 6/1/26	20,000	18,524
3.00%, 6/1/31	184,000	153,905
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	313,000	282,132
4.88%, 11/15/31(a)(b)	498,000	437,866
Southwestern Energy Co.
5.38%, 3/15/30	400,000	385,880
4.75%, 2/1/32	500,000	454,175
Spectrum Brands, Inc. 3.88%, 3/15/31(a)(b)	250,000	230,952
SS&C Technologies, Inc. 5.50%, 9/30/27(a)	581,000	570,414
Stagwell Global LLC 5.63%, 8/15/29(a)	818,000	751,398
Starwood Property Trust, Inc. 4.38%, 1/15/27(a)	345,000	323,572
Station Casinos LLC 4.63%, 12/1/31(a)	444,000	389,463
Stericycle, Inc. 3.88%, 1/15/29(a)	205,000	186,419
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	471,000	424,159
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/29(a)	285,000	275,142
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.50%, 10/15/26(a)(c)	510,000	523,474
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	275,000	247,401
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	317,000	291,561
4.50%, 4/30/30	204,000	184,559
Synchrony Financial 7.25%, 2/2/33	305,000	305,994
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	497,000	472,095
TEGNA, Inc. 4.63%, 3/15/28	1,180,000	1,072,998
Teleflex, Inc. 4.25%, 6/1/28(a)	220,000	205,693
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	595,000	533,858
3.88%, 10/15/31(a)	526,000	442,292
Tenet Healthcare Corp.
6.13%, 10/1/28(b)	1,025,000	1,016,984
4.38%, 1/15/30	394,000	362,949
6.13%, 6/15/30	1,350,000	1,341,238
Tenneco, Inc. 8.00%, 11/17/28(a)	1,160,000	1,061,551
Terex Corp. 5.00%, 5/15/29(a)	183,000	172,955
TerraForm Power Operating LLC 4.75%, 1/15/30(a)	513,000	466,830
Thor Industries, Inc. 4.00%, 10/15/29(a)	241,000	210,422
TopBuild Corp. 4.13%, 2/15/32(a)	230,000	200,887
Townsquare Media, Inc. 6.88%, 2/1/26(a)	425,000	415,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

Investments	Principal Amount	Value
TransDigm, Inc.
5.50%, 11/15/27	$153,000	$149,538
6.75%, 8/15/28(a)	495,000	500,935
4.63%, 1/15/29	538,000	496,639
4.88%, 5/1/29	920,000	855,554
Transocean, Inc. 8.75%, 2/15/30(a)	2,700	2,822
Travel & Leisure Co.
6.63%, 7/31/26(a)	372,000	374,053
4.50%, 12/1/29(a)	242,000	220,593
TreeHouse Foods, Inc. 4.00%, 9/1/28	386,000	343,934
TriNet Group, Inc. 3.50%, 3/1/29(a)	197,000	174,059
Tronox, Inc. 4.63%, 3/15/29(a)(b)	809,000	735,567
TTM Technologies, Inc. 4.00%, 3/1/29(a)	189,000	171,395
U.S. Foods, Inc.
6.88%, 9/15/28(a)	180,000	183,451
4.75%, 2/15/29(a)	338,000	317,875
4.63%, 6/1/30(a)	235,000	216,294
United Natural Foods, Inc. 6.75%, 10/15/28(a)	364,000	300,879
United Rentals North America, Inc.
5.50%, 5/15/27	81,000	80,141
3.88%, 11/15/27	359,000	337,995
4.88%, 1/15/28	88,000	84,815
3.88%, 2/15/31	200,000	176,378
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(a)	672,000	456,322
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(a)	1,081,000	1,082,157
6.50%, 2/15/29(a)	162,000	112,614
Urban One, Inc. 7.38%, 2/1/28(a)	499,000	398,157
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/27	424,000	424,276
Valvoline, Inc. 3.63%, 6/15/31(a)	240,000	203,198
Vector Group Ltd. 5.75%, 2/1/29(a)	469,000	430,758
VeriSign, Inc. 5.25%, 4/1/25	1,000	996
VICI Properties LP
4.38%, 5/15/25	12,000	11,839
5.13%, 5/15/32	265,000	251,416
5.63%, 5/15/52	115,000	103,397
VICI Properties LP/VICI Note Co., Inc. 5.75%, 2/1/27(a)	430,000	429,755
Victoria's Secret & Co. 4.63%, 7/15/29(a)(b)	562,000	460,182
Vista Outdoor, Inc. 4.50%, 3/15/29(a)	275,000	270,759
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	132,000	130,003
5.00%, 7/31/27(a)	380,000	367,851
4.38%, 5/1/29(a)	205,000	189,879
7.75%, 10/15/31(a)	391,000	406,894
Vontier Corp.
1.80%, 4/1/26	9,000	8,369
2.95%, 4/1/31	318,000	262,302
WESCO Distribution, Inc. 7.25%, 6/15/28(a)	31,000	31,624
William Carter Co. 5.63%, 3/15/27(a)	19,000	18,718
Williams Scotsman, Inc. 4.63%, 8/15/28(a)	305,000	285,770
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	362,000	301,807
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	95,000	88,238
Xerox Holdings Corp.
5.00%, 8/15/25(a)	511,000	500,765
5.50%, 8/15/28(a)	438,000	385,247
XHR LP
6.38%, 8/15/25(a)	81,000	81,014
4.88%, 6/1/29(a)	89,000	82,101
Yum! Brands, Inc. 3.63%, 3/15/31	120,000	104,713
ZipRecruiter, Inc. 5.00%, 1/15/30(a)	464,000	402,836
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	308,000	275,081
Total United States		160,116,459
TOTAL CORPORATE BONDS (Cost: $168,693,366)		161,486,804
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%
United States - 8.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $14,077,994)	14,077,994	14,077,994
TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $182,771,360)		175,564,798
Other Assets less Liabilities - (4.0)%		(6,700,298)
NET ASSETS - 100.0%		$168,864,500

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2024

(b)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $15,254,608 and the total market value of the collateral held by the Fund was $15,851,132. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,773,138.
(c)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2024.
FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	119	9/30/24	$(24,240,672)	$(14,875)
5 Year U.S. Treasury Note	1,144	9/30/24	(121,031,625)	27,494
10 Year U.S. Treasury Note	5	9/19/24	(543,985)	1,055
U.S. Treasury Long Bond	2	9/19/24	(232,125)	1,734
U.S. Treasury Ultra Long Term Bond	22	9/19/24	(2,693,625)	33,349
Ultra 10 Year U.S. Treasury Note	17	9/19/24	(1,904,531)	6,657
			$(150,646,563)	$55,414

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$161,486,804	$—	$161,486,804
Investment of Cash Collateral for Securities Loaned	—	14,077,994	—	14,077,994
Total Investments in Securities	$—	$175,564,798	$—	$175,564,798
Financial Derivative Instruments
Futures Contracts[1]	$70,289	$—	$—	$70,289
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(14,875)	$—	$—	$(14,875)
Total - Net	$55,414	$175,564,798	$—	$175,620,212
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 27.1%
Federal Farm Credit Bank - 0.1%
5.00%, 7/30/26	$30,000	$30,040
1.00%, 10/7/26	150,000	136,764
1.23%, 9/10/29	100,000	83,383
Total Federal Farm Credit Bank		250,187
Federal Home Loan Bank - 0.2%
1.00%, 7/27/26, Series 0004	125,000	114,745
3.25%, 11/16/28	285,000	270,135
5.50%, 7/15/36, Series 677	15,000	16,123
Total Federal Home Loan Bank		401,003
Federal Home Loan Mortgage Corporation - 8.2%
0.38%, 9/23/25	690,000	649,297
3.00%, 4/1/27	7,538	7,325
2.50%, 3/1/28	9,044	8,686
2.50%, 4/1/28	22,913	21,967
3.50%, 1/1/29	9,939	9,651
2.50%, 6/1/29	18,319	17,388
3.00%, 8/1/29	9,661	9,247
2.50%, 1/1/30	11,123	10,520
2.50%, 2/1/30	15,937	15,019
3.00%, 4/1/30	16,742	15,927
6.75%, 3/15/31	50,000	56,191
3.00%, 4/1/31	74,060	70,014
2.50%, 12/1/31	19,757	18,362
3.00%, 7/1/32	66,150	62,141
6.25%, 7/15/32	39,000	43,349
3.50%, 9/1/32	17,060	16,230
2.50%, 11/1/32	9,511	8,792
3.00%, 1/1/33	8,650	8,104
3.00%, 9/1/33	6,083	5,662
4.00%, 11/1/33	5,725	5,549
3.00%, 2/1/34	16,366	15,338
4.00%, 5/1/34	19,000	18,216
2.50%, 4/1/35	38,057	34,368
2.50%, 5/1/35	8,102	7,338
3.00%, 5/1/35	13,546	12,578
3.50%, 6/1/35	12,897	12,123
2.00%, 8/1/35	51,997	45,995
2.00%, 10/1/35	129,821	114,776
2.50%, 10/1/35	63,614	57,538
1.50%, 12/1/35	167,055	142,648
1.50%, 2/1/36	79,251	67,642
2.00%, 3/1/36	24,494	21,430
2.00%, 7/1/36	34,952	30,651
1.50%, 8/1/36	54,458	46,383
2.00%, 11/1/36	46,576	40,794
2.00%, 12/1/36	45,162	39,544
1.50%, 1/1/37	135,935	115,622
1.50%, 3/1/37	52,936	44,979
2.50%, 6/1/37	75,760	68,170
4.00%, 9/1/37	19,212	18,437
3.50%, 10/1/37	20,152	18,948
5.50%, 4/1/38	16,586	16,798
4.50%, 7/1/38	21,195	20,673
5.50%, 10/1/38	21,077	21,107
2.93%, 11/15/38*(a)	50,000	24,021
4.50%, 12/1/40	23,935	23,158
1.50%, 1/1/41	61,950	50,086
4.00%, 2/1/41	35,248	33,228
2.00%, 4/1/41	66,943	55,616
2.00%, 8/1/41	177,780	147,533
1.50%, 12/1/41	63,399	50,658
2.00%, 12/1/41	20,834	17,361
1.50%, 1/1/42	64,334	51,457
2.50%, 1/1/42	20,043	17,210
3.50%, 3/1/42	21,860	19,903
3.50%, 6/1/42	258,265	234,797
3.00%, 7/1/43	42,930	37,865
3.00%, 8/1/43	45,092	39,719
4.00%, 12/1/43	7,728	7,209
3.00%, 1/1/44	44,344	39,112
4.00%, 1/1/44	24,398	22,774
3.50%, 9/1/44	33,710	30,655
4.00%, 9/1/44	20,547	19,132
3.50%, 1/1/45	48,959	44,189
4.50%, 7/1/45	12,547	12,140
3.50%, 8/1/45	21,731	19,558
3.50%, 9/1/45	26,721	24,026
4.00%, 11/1/45	14,625	13,599
3.00%, 1/1/46	176,214	152,825
3.50%, 3/1/46	14,615	13,136
3.50%, 4/1/46	58,429	52,329
3.50%, 5/1/46	6,364	5,700
3.00%, 9/1/46	272,558	236,125
4.50%, 9/1/46	31,270	30,098
3.00%, 11/1/46	29,395	25,449
4.00%, 11/1/46	8,283	7,688
3.00%, 2/1/47	237,531	206,887
3.50%, 2/1/47	62,636	56,097
4.00%, 2/1/47	6,849	6,357
4.50%, 4/1/47	6,145	5,875
3.50%, 5/1/47	6,338	5,678
3.50%, 7/1/47	76,300	69,366
4.00%, 7/1/47	37,647	34,746
3.50%, 8/1/47	36,472	32,675
4.00%, 8/1/47	15,606	14,416
3.50%, 10/1/47	9,274	8,309
3.50%, 11/1/47	124,481	112,090
4.00%, 2/1/48	13,678	12,634
4.00%, 7/1/48	63,748	58,971
5.00%, 3/1/49	24,589	24,060
3.50%, 7/1/49	22,694	20,289
3.50%, 8/1/49	30,919	27,592
4.00%, 8/1/49	50,281	46,327
2.50%, 9/1/49	82,018	67,150
3.00%, 10/1/49	78,047	66,599
5.00%, 10/1/49	9,054	8,860
3.00%, 12/1/49	268,480	230,724
3.00%, 2/1/50	48,129	41,304
3.50%, 4/1/50	97,023	86,885
4.00%, 5/1/50	61,812	56,984
2.50%, 6/1/50	162,199	133,250
3.00%, 6/1/50	88,850	75,960
2.50%, 7/1/50	117,715	96,762
2.00%, 8/1/50	477,169	372,604
2.50%, 8/1/50	144,077	118,517
1.50%, 11/1/50	58,155	42,846
2.00%, 11/1/50	53,607	41,758
1.50%, 12/1/50	39,693	29,299
1.50%, 1/1/51	39,652	29,207
2.00%, 1/1/51	251,533	195,778
2.50%, 1/1/51	61,377	49,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 1/1/51	$76,579	$65,163
4.50%, 1/1/51	40,520	38,601
1.50%, 2/1/51	77,909	57,495
2.00%, 3/1/51	115,437	90,502
2.50%, 3/1/51	32,228	26,220
1.50%, 4/1/51	245,506	180,746
2.00%, 5/1/51	175,238	136,190
2.50%, 5/1/51	303,890	245,826
3.00%, 7/1/51	241,005	205,968
2.50%, 9/1/51	183,021	148,483
2.00%, 10/1/51	527,090	408,529
2.50%, 10/1/51	125,083	102,949
2.00%, 12/1/51	447,977	349,474
2.50%, 12/1/51	257,145	208,380
2.00%, 1/1/52	575,007	445,215
2.50%, 1/1/52	44,883	36,385
2.50%, 2/1/52	259,421	211,379
3.50%, 2/1/52	93,779	82,443
3.00%, 3/1/52	45,042	37,950
2.00%, 4/1/52	450,662	348,036
2.50%, 4/1/52	164,149	133,806
3.00%, 4/1/52	132,449	111,595
3.00%, 5/1/52	101,924	85,837
3.50%, 5/1/52	85,425	75,161
3.00%, 6/1/52	67,222	56,934
4.00%, 6/1/52	260,835	237,831
2.50%, 7/1/52	130,173	105,296
4.00%, 7/1/52	82,420	74,825
5.00%, 7/1/52	87,699	85,255
2.00%, 8/1/52	171,995	133,199
3.00%, 8/1/52	68,653	57,764
4.50%, 8/1/52	24,716	23,167
3.50%, 9/1/52	73,245	64,244
4.50%, 9/1/52	179,342	168,142
5.00%, 9/1/52	44,316	42,909
3.50%, 10/1/52	46,371	40,690
4.00%, 10/1/52	47,123	42,819
4.50%, 10/1/52	23,833	22,335
4.50%, 11/1/52	174,250	163,246
4.50%, 1/1/53	48,028	44,996
5.50%, 2/1/53	22,505	22,394
5.00%, 4/1/53	260,845	251,062
5.50%, 4/1/53	22,850	22,497
4.00%, 5/1/53	33,659	30,544
5.00%, 5/1/53	94,273	90,737
5.50%, 5/1/53	24,804	24,438
5.50%, 6/1/53	323,357	318,312
5.00%, 7/1/53	212,931	204,945
5.50%, 9/1/53	436,838	429,922
6.00%, 9/1/53	219,351	219,656
6.50%, 10/1/53	160,112	162,772
5.00%, 11/1/53	49,332	47,482
6.00%, 12/1/53	238,121	238,839
4.50%, 1/1/54	48,915	45,799
6.50%, 2/1/54	23,713	24,107
6.50%, 3/1/54	71,866	73,060
Total Federal Home Loan Mortgage Corporation		13,539,235
Federal National Mortgage Association - 11.2%
4.00%, 9/1/25	1,874	1,852
5.50%, 10/1/25	4,704	4,679
2.13%, 4/24/26	25,000	23,761
4.00%, 7/1/26	256	253
1.88%, 9/24/26	74,000	69,290
3.50%, 10/1/26	13,494	13,198
3.00%, 11/1/26	5,591	5,440
3.50%, 12/1/26	1,445	1,416
3.00%, 2/1/27	17,973	17,493
3.00%, 6/1/27	15,418	14,982
3.00%, 9/1/27	7,958	7,709
2.50%, 8/1/28	7,530	7,198
3.00%, 9/1/28	6,736	6,490
3.00%, 11/1/28	4,283	4,124
7.25%, 5/15/30	115,000	130,771
3.50%, 4/1/31	11,780	11,271
2.50%, 6/1/31	8,395	7,818
2.50%, 7/1/31	8,875	8,258
3.00%, 8/1/31	53,094	50,507
2.50%, 10/1/31	195,687	181,916
3.50%, 11/1/31	17,896	17,359
2.50%, 4/1/32	11,164	10,404
2.50%, 9/1/32	31,658	29,446
3.00%, 9/1/32	13,461	12,757
3.00%, 10/1/32	15,588	14,609
3.50%, 1/1/33	8,852	8,420
3.50%, 2/1/33	19,396	18,562
3.00%, 6/1/33	53,994	50,087
5.00%, 10/1/33	66,755	66,270
6.00%, 2/1/34	22,304	22,871
4.00%, 3/1/34	8,162	8,034
3.00%, 6/1/34	5,727	5,320
4.00%, 8/1/34	6,399	6,123
3.00%, 1/1/35	7,337	6,815
2.50%, 8/1/35	34,172	31,336
2.00%, 9/1/35	134,803	119,098
1.50%, 10/1/35	33,813	28,886
2.00%, 10/1/35	75,780	66,899
1.50%, 12/1/35	130,993	111,855
2.00%, 12/1/35	201,061	177,314
3.50%, 1/1/36	6,918	6,486
2.00%, 3/1/36	14,582	12,840
1.50%, 4/1/36	162,535	138,561
3.00%, 4/1/36	14,575	13,372
2.00%, 6/1/36	70,190	61,815
3.00%, 6/1/36	34,970	32,068
3.50%, 7/1/36	16,769	15,721
2.00%, 9/1/36	22,348	19,580
2.50%, 9/1/36	40,397	36,357
3.00%, 9/1/36	71,673	65,619
2.00%, 10/1/36	221,808	194,335
1.50%, 11/1/36	136,351	116,039
2.00%, 11/1/36	160,818	140,855
1.50%, 12/1/36	19,621	16,693
2.50%, 12/1/36	45,632	41,084
2.00%, 1/1/37	19,026	16,659
2.50%, 1/1/37	33,004	29,647
2.00%, 2/1/37	100,917	88,308
3.00%, 4/1/37	45,977	43,167
3.50%, 5/1/37	32,757	31,044
2.00%, 6/1/37	138,828	121,752
3.50%, 7/1/37	15,339	14,362
1.50%, 8/1/37	88,156	74,983
2.00%, 8/1/37	53,843	47,046
5.50%, 8/1/37	138,425	139,717
3.00%, 9/1/37	43,513	40,150
4.00%, 10/1/37	19,235	18,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.50%, 4/1/38	$8,595	$7,984
3.00%, 11/1/38	24,226	22,284
4.50%, 9/1/39	7,820	7,577
3.00%, 12/1/39	26,732	23,788
4.50%, 8/1/40	15,853	15,318
2.00%, 9/1/40	47,982	40,124
2.50%, 9/1/40	49,294	42,788
4.50%, 9/1/40	149,065	144,046
5.50%, 9/1/40	28,229	28,530
2.00%, 11/1/40	16,174	13,458
2.50%, 12/1/40	27,433	23,759
3.50%, 2/1/41	149,826	136,312
2.00%, 3/1/41	18,180	15,070
2.00%, 5/1/41	61,098	50,619
1.50%, 6/1/41	39,760	31,886
2.50%, 10/1/41	96,632	82,874
2.00%, 11/1/41	162,236	134,193
3.00%, 2/1/42	19,719	17,505
2.00%, 4/1/42	64,770	53,377
2.50%, 5/1/42	64,602	55,167
3.50%, 6/1/42	5,445	4,950
3.00%, 1/1/43	47,486	41,897
3.00%, 4/1/43	35,226	31,029
3.00%, 5/1/43	29,576	26,056
3.00%, 6/1/43	57,894	50,999
4.00%, 6/1/43	3,488	3,269
3.00%, 8/1/43	261,098	229,989
3.00%, 9/1/43	41,711	36,742
4.00%, 11/1/43	6,239	5,811
4.00%, 2/1/44	46,586	43,400
4.50%, 2/1/44	61,643	59,465
4.50%, 4/1/44	63,674	62,180
4.00%, 9/1/44	30,743	28,588
4.00%, 12/1/44	69,385	64,640
3.50%, 2/1/45	52,641	47,858
5.00%, 2/1/45	27,293	26,981
3.50%, 4/1/45	33,270	29,993
3.50%, 6/1/45	55,936	50,511
4.00%, 6/1/45	23,955	22,315
3.50%, 8/1/45	30,892	27,850
3.50%, 12/1/45	31,433	28,252
3.50%, 2/1/46	15,784	14,187
3.50%, 4/1/46	5,461	4,891
3.00%, 5/1/46	36,398	31,512
3.50%, 5/1/46	12,014	10,760
3.50%, 6/1/46	62,703	56,157
4.00%, 7/1/46	8,915	8,264
3.00%, 9/1/46	20,248	17,530
4.00%, 10/1/46	9,889	9,164
2.50%, 11/1/46	7,526	6,310
3.00%, 11/1/46	137,142	118,752
3.50%, 12/1/46	58,306	52,421
3.50%, 1/1/47	59,211	53,030
4.00%, 1/1/47	69,207	64,153
4.00%, 2/1/47	7,739	7,174
4.00%, 3/1/47	42,593	39,310
4.00%, 5/1/47	18,658	17,221
3.50%, 7/1/47	72,906	65,225
4.00%, 8/1/47	126,901	117,149
3.50%, 9/1/47	67,192	60,675
3.50%, 11/1/47	7,957	7,119
3.00%, 12/1/47	47,534	41,153
3.50%, 1/1/48	83,989	75,579
4.00%, 1/1/48	44,614	41,175
4.00%, 4/1/48	166,318	153,406
4.50%, 5/1/48	14,265	13,576
4.50%, 6/1/48	166,654	158,606
4.50%, 7/1/48	22,330	21,251
4.00%, 9/1/48	61,579	56,798
4.00%, 11/1/48	156,183	144,146
5.00%, 5/1/49	31,908	31,226
4.50%, 7/1/49	11,672	11,143
3.00%, 9/1/49	96,142	82,781
4.00%, 9/1/49	78,818	72,629
3.00%, 10/1/49	66,269	56,871
4.00%, 10/1/49	8,832	8,138
3.50%, 11/1/49	129,304	115,879
5.00%, 11/1/49	31,868	31,440
2.50%, 1/1/50	52,052	42,616
3.50%, 1/1/50	73,890	65,939
4.50%, 1/1/50	27,790	26,474
3.00%, 3/1/50	109,778	94,522
4.00%, 3/1/50	52,960	48,794
4.50%, 3/1/50	57,317	54,677
5.00%, 3/1/50	90,330	88,335
3.00%, 4/1/50	80,481	68,695
3.50%, 4/1/50	84,870	75,955
3.50%, 5/1/50	107,032	95,374
4.00%, 5/1/50	41,337	38,015
2.50%, 6/1/50	195,651	159,606
2.50%, 7/1/50	164,166	134,145
3.00%, 7/1/50	112,483	95,973
2.00%, 8/1/50	193,673	151,987
2.50%, 8/1/50	85,341	69,565
3.00%, 8/1/50	26,422	22,688
2.00%, 9/1/50	1,031,828	805,121
2.50%, 9/1/50	253,622	210,151
2.00%, 10/1/50	297,714	234,199
1.50%, 11/1/50	97,578	71,890
2.50%, 11/1/50	146,231	120,527
1.50%, 12/1/50	309,768	228,244
2.00%, 12/1/50	714,418	558,815
3.00%, 12/1/50	52,953	45,075
1.50%, 1/1/51	35,639	26,283
1.50%, 2/1/51	32,255	23,756
2.50%, 2/1/51	644,198	527,835
1.50%, 3/1/51	124,508	91,891
2.00%, 3/1/51	1,040,626	818,754
2.00%, 4/1/51	297,775	232,359
2.50%, 5/1/51	347,277	282,570
2.50%, 6/1/51	272,409	223,603
3.00%, 7/1/51	199,836	169,990
2.50%, 8/1/51	606,340	492,106
2.00%, 9/1/51	404,855	313,659
2.50%, 9/1/51	146,340	118,362
3.50%, 9/1/51	46,264	40,707
2.00%, 10/1/51	520,945	403,599
1.50%, 11/1/51	66,572	49,007
2.50%, 11/1/51	69,969	57,057
3.00%, 11/1/51	101,966	86,585
2.00%, 12/1/51	648,300	501,865
2.50%, 12/1/51	181,017	148,572
3.00%, 12/1/51	99,554	83,817
2.00%, 1/1/52	600,956	465,028
2.50%, 1/1/52	166,893	137,408
3.00%, 1/1/52	73,005	61,434
2.00%, 2/1/52	233,950	181,133
2.50%, 2/1/52	256,994	209,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
2.50%, 3/1/52	$302,581	$246,326
1.50%, 4/1/52	22,570	16,610
2.50%, 4/1/52	340,769	277,985
2.50%, 5/1/52	93,265	75,599
3.00%, 5/1/52	54,982	46,304
3.50%, 5/1/52	106,007	93,087
2.50%, 6/1/52	45,653	36,928
3.50%, 6/1/52	134,698	118,577
2.50%, 7/1/52	135,939	109,960
4.50%, 8/1/52	22,237	20,843
2.50%, 9/1/52	98,959	80,285
4.00%, 9/1/52	132,774	120,539
5.00%, 9/1/52	43,732	42,178
4.50%, 10/1/52	125,634	117,720
4.00%, 11/1/52	93,350	84,747
4.50%, 11/1/52	89,041	83,848
5.50%, 11/1/52	22,522	22,232
4.00%, 12/1/52	56,070	50,903
4.50%, 12/1/52	24,424	22,893
5.00%, 12/1/52	48,190	46,519
5.50%, 12/1/52	66,919	66,004
5.00%, 1/1/53	32,326	31,166
5.50%, 1/1/53	24,654	24,310
4.00%, 2/1/53	92,692	84,150
5.00%, 2/1/53	119,417	115,041
5.50%, 2/1/53	68,950	68,370
5.50%, 4/1/53	32,785	32,281
5.00%, 6/1/53	48,912	47,259
2.50%, 7/1/53	96,900	78,381
4.50%, 7/1/53	33,441	31,311
5.50%, 7/1/53	23,304	22,938
5.00%, 8/1/53	72,130	69,476
6.00%, 9/1/53	23,370	23,402
6.00%, 11/1/53	24,406	24,549
6.50%, 11/1/53	22,980	23,361
6.50%, 1/1/54	47,388	48,223
Total Federal National Mortgage Association		18,562,314
Government National Mortgage Association - 6.0%
2.50%, 7/20/28	22,937	21,858
2.00%, 5/20/36	31,207	27,246
5.00%, 2/20/43	16,441	16,392
5.00%, 4/20/44	37,603	37,439
3.50%, 7/20/44	42,598	38,745
4.00%, 7/20/44	84,865	79,596
5.00%, 7/20/44	6,513	6,481
5.00%, 8/20/44	6,072	6,042
3.00%, 9/20/44	26,509	23,323
4.50%, 9/20/44	22,372	21,632
3.50%, 10/20/44	237,799	216,287
3.00%, 1/20/45	9,562	8,413
4.00%, 4/20/45	56,659	53,142
3.00%, 7/20/45	70,056	61,604
3.00%, 12/20/45	54,277	47,729
3.50%, 12/20/45	12,772	11,567
4.50%, 12/20/45	21,443	20,733
3.50%, 1/20/46	51,368	46,523
3.00%, 5/20/46	169,890	148,991
4.00%, 7/20/46	62,563	58,409
2.50%, 10/20/46	50,161	42,427
3.00%, 12/20/46	6,130	5,376
4.00%, 12/20/46	14,146	13,207
4.00%, 1/20/47	12,535	11,702
4.50%, 1/20/47	16,511	15,939
3.00%, 2/20/47	194,140	170,257
3.50%, 2/20/47	46,711	42,176
3.50%, 3/20/47	42,730	38,506
3.50%, 4/20/47	22,925	20,683
4.00%, 4/20/47	67,331	62,835
3.00%, 5/20/47	27,118	23,736
4.00%, 7/20/47	62,046	57,903
4.00%, 8/20/47	12,993	12,126
3.50%, 9/20/47	36,290	32,702
4.50%, 10/20/47	5,708	5,495
3.50%, 1/20/48	146,203	131,749
4.00%, 1/20/48	24,786	23,131
3.00%, 2/20/48	112,854	98,780
3.50%, 2/20/48	130,628	117,714
3.50%, 3/20/48	12,642	11,393
3.50%, 4/20/48	22,416	20,200
3.50%, 6/20/48	37,509	33,801
3.50%, 7/20/48	31,997	28,821
4.00%, 9/20/48	19,915	18,540
4.50%, 9/20/48	11,333	10,857
3.50%, 10/20/48	99,156	89,316
4.50%, 1/20/49	11,459	10,977
3.50%, 3/20/49	5,656	5,094
4.00%, 3/20/49	20,410	19,000
4.50%, 3/20/49	5,323	5,099
5.00%, 3/20/49	9,973	9,819
4.00%, 4/20/49	8,571	7,971
4.50%, 4/20/49	30,119	28,852
4.50%, 6/20/49	34,891	33,424
3.50%, 7/20/49	31,585	28,376
3.50%, 8/20/49	18,563	16,676
3.00%, 9/20/49	50,320	43,816
3.00%, 10/20/49	196,597	171,135
4.00%, 10/20/49	23,365	21,729
2.50%, 11/20/49	35,256	29,490
3.00%, 1/20/50	5,677	4,937
3.50%, 1/20/50	4,069	3,656
4.50%, 1/20/50	8,188	7,844
3.00%, 5/20/50	21,769	18,912
2.50%, 6/20/50	28,960	24,228
3.00%, 6/20/50	40,551	35,253
3.50%, 7/20/50	104,078	93,502
5.00%, 7/20/50	39,277	38,832
2.00%, 8/20/50	118,638	95,510
2.50%, 8/20/50	187,270	155,724
3.00%, 9/20/50	170,372	147,866
4.00%, 9/20/50	33,670	31,311
4.50%, 9/20/50	43,956	42,108
2.00%, 11/20/50	241,123	193,961
2.50%, 11/20/50	50,335	42,032
3.00%, 11/20/50	64,922	56,330
2.00%, 12/20/50	166,592	133,972
2.50%, 12/20/50	274,505	229,138
2.00%, 3/20/51	245,615	197,452
2.50%, 3/20/51	399,793	333,655
2.50%, 4/20/51	171,768	143,300
2.00%, 6/20/51	13	10
3.00%, 7/20/51	51,816	44,779
2.50%, 8/20/51	185,214	154,405
3.00%, 8/20/51	90,977	78,741
1.50%, 9/20/51	40,963	31,351
2.00%, 9/20/51	415,386	333,548
2.50%, 9/20/51	353,448	294,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 9/20/51	$274,770	$237,532
2.00%, 10/20/51	149,594	120,098
2.00%, 11/20/51	565,576	453,973
2.50%, 11/20/51	247,482	206,407
2.00%, 1/20/52	29,695	23,826
2.50%, 1/20/52	83,907	69,965
2.00%, 2/20/52	21,416	17,175
2.50%, 2/20/52	156,522	130,485
3.50%, 2/20/52	21,182	18,906
2.00%, 3/20/52	173,692	139,301
2.50%, 3/20/52	60,156	50,139
3.50%, 7/20/52	67,091	59,810
4.50%, 7/20/52	393,350	372,193
4.00%, 8/20/52	45,348	41,678
3.50%, 9/20/52	22,707	20,242
4.00%, 9/20/52	187,066	171,927
4.50%, 9/20/52	45,398	42,956
4.00%, 12/20/52	23,460	21,561
5.00%, 2/20/53	255,767	248,443
4.50%, 6/20/53	48,317	45,655
5.00%, 7/20/53	24,291	23,571
6.00%, 7/20/53	205,338	206,863
4.50%, 10/20/53	24,538	23,186
4.00%, 11/20/53	48,739	44,795
5.50%, 3/20/54	24,860	24,661
5.00%, 6/20/54(b)	300,000	291,133
5.50%, 6/20/54(b)	650,000	644,747
6.00%, 6/20/54(b)	275,000	276,789
6.50%, 6/20/54(b)	275,000	279,161
7.00%, 6/20/54(b)	75,000	76,498
5.00%, 7/20/54(b)	25,000	24,261
6.00%, 7/20/54(b)	25,000	25,117
7.00%, 7/20/54(b)	25,000	25,467
Total Government National Mortgage Association		9,948,777
Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	70,000	71,952
4.25%, 9/15/52	30,000	25,956
Total Tennessee Valley Authority		97,908
Uniform Mortgage-Backed Securities - 1.3%
4.50%, 6/1/39(b)	25,000	24,388
5.00%, 6/1/39(b)	50,000	49,514
5.50%, 6/1/39(b)	25,000	25,030
5.00%, 6/1/54(b)	100,000	96,236
5.50%, 6/1/54(b)	250,000	245,952
6.00%, 6/1/54(b)	675,000	675,780
6.50%, 6/1/54(b)	475,000	482,859
7.00%, 6/1/54(b)	275,000	282,547
5.50%, 7/1/54(b)	125,000	122,955
6.00%, 7/1/54(b)	100,000	100,074
6.50%, 7/1/54(b)	50,000	50,795
Total Uniform Mortgage-Backed Securities		2,156,130
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $49,663,492)		44,955,554
U.S. GOVERNMENT OBLIGATIONS - 42.9%
U.S. Treasury Bonds - 8.2%
6.00%, 2/15/26	240,000	244,786
4.25%, 5/15/39	30,000	29,006
4.63%, 2/15/40	175,000	175,779
1.13%, 8/15/40	525,000	315,246
1.38%, 11/15/40	240,000	149,531
1.88%, 2/15/41	845,000	571,167
2.25%, 5/15/41	475,000	339,699
1.75%, 8/15/41	240,000	156,619
2.00%, 11/15/41	325,000	220,416
3.13%, 11/15/41	505,000	411,102
2.38%, 2/15/42	775,000	557,818
3.13%, 2/15/42	300,000	243,281
3.00%, 5/15/42	100,000	79,258
3.25%, 5/15/42	710,000	584,252
2.75%, 8/15/42	250,000	189,922
4.00%, 11/15/42	285,000	259,907
3.88%, 5/15/43	175,000	156,242
4.38%, 8/15/43	225,000	214,980
3.75%, 11/15/43	230,000	201,160
4.75%, 11/15/43	75,000	75,223
4.50%, 2/15/44	480,000	466,013
3.38%, 5/15/44	190,000	156,557
4.63%, 5/15/44	90,000	89,051
2.50%, 2/15/45	70,000	49,350
2.50%, 2/15/46	585,000	407,626
2.50%, 5/15/46	595,000	413,432
2.25%, 8/15/46	665,000	438,225
2.88%, 11/15/46	70,000	51,959
3.00%, 5/15/47	150,000	113,461
2.75%, 8/15/47	350,000	251,945
2.75%, 11/15/47	200,000	143,656
3.00%, 2/15/49	345,000	258,022
2.88%, 5/15/49	280,000	204,072
2.25%, 8/15/49	80,000	50,969
2.38%, 11/15/49	340,000	222,514
2.00%, 2/15/50	75,000	44,859
1.25%, 5/15/50	100,000	48,727
1.38%, 8/15/50	525,000	264,182
1.63%, 11/15/50	450,000	242,191
1.88%, 2/15/51	500,000	287,148
2.38%, 5/15/51	850,000	551,172
1.88%, 11/15/51	1,105,000	630,368
2.25%, 2/15/52	250,000	156,602
2.88%, 5/15/52	550,000	396,988
3.00%, 8/15/52	275,000	203,758
4.00%, 11/15/52	450,000	404,227
3.63%, 2/15/53	500,000	418,867
3.63%, 5/15/53	425,000	356,104
4.13%, 8/15/53	150,000	137,625
4.75%, 11/15/53	180,000	183,459
4.25%, 2/15/54	640,000	600,450
4.63%, 5/15/54	160,000	159,813
Total U.S. Treasury Bonds		13,578,786
U.S. Treasury Notes - 34.7%
2.88%, 6/15/25	240,000	234,469
0.25%, 6/30/25	650,000	617,132
4.63%, 6/30/25	600,000	596,719
0.25%, 7/31/25	450,000	425,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
2.00%, 8/15/25	$605,000	$583,329
3.13%, 8/15/25	445,000	434,831
0.25%, 8/31/25	600,000	565,336
2.75%, 8/31/25	205,000	199,238
0.25%, 9/30/25	600,000	563,355
0.25%, 10/31/25	730,000	682,892
2.25%, 11/15/25	515,000	495,084
0.38%, 11/30/25	395,000	368,932
2.88%, 11/30/25	260,000	252,022
0.38%, 12/31/25	695,000	646,784
2.63%, 12/31/25	235,000	226,601
0.38%, 1/31/26	755,000	700,218
2.63%, 1/31/26	340,000	327,343
4.25%, 1/31/26	360,000	355,887
1.63%, 2/15/26	200,000	189,234
0.50%, 2/28/26	670,000	620,849
2.50%, 2/28/26	600,000	575,754
4.63%, 2/28/26	800,000	795,766
4.63%, 3/15/26	250,000	248,716
0.75%, 3/31/26	300,000	278,443
2.25%, 3/31/26	360,000	343,477
3.75%, 4/15/26	180,000	176,330
0.75%, 4/30/26	745,000	689,503
4.88%, 4/30/26	445,000	444,896
1.63%, 5/15/26	255,000	239,700
3.63%, 5/15/26	365,000	356,559
0.75%, 5/31/26	700,000	645,873
2.13%, 5/31/26	145,000	137,529
4.88%, 5/31/26	450,000	450,070
0.88%, 6/30/26	600,000	553,687
1.88%, 6/30/26	245,000	230,807
0.63%, 7/31/26	380,000	347,700
1.88%, 7/31/26	255,000	239,760
1.50%, 8/15/26	700,000	652,012
0.75%, 8/31/26	840,000	768,305
1.38%, 8/31/26	235,000	218,036
0.88%, 9/30/26	470,000	430,123
1.13%, 10/31/26	630,000	578,222
1.63%, 10/31/26	190,000	176,566
1.25%, 11/30/26	480,000	440,887
1.63%, 11/30/26	240,000	222,591
1.25%, 12/31/26	465,000	426,311
1.75%, 12/31/26	255,000	236,801
1.50%, 1/31/27	590,000	543,007
2.25%, 2/15/27	505,000	473,950
4.13%, 2/15/27	100,000	98,535
1.13%, 2/28/27	150,000	136,383
1.88%, 2/28/27	450,000	417,551
2.50%, 3/31/27	400,000	377,172
0.50%, 4/30/27	160,000	142,069
2.75%, 4/30/27	220,000	208,596
2.38%, 5/15/27	230,000	215,625
4.50%, 5/15/27	360,000	358,327
0.50%, 5/31/27	360,000	318,558
0.50%, 6/30/27	400,000	353,031
0.38%, 7/31/27	785,000	687,611
0.50%, 8/31/27	710,000	622,526
0.38%, 9/30/27	765,000	665,849
0.50%, 10/31/27	455,000	396,525
2.25%, 11/15/27	385,000	356,336
0.63%, 11/30/27	610,000	532,439
0.63%, 12/31/27	730,000	635,243
0.75%, 1/31/28	520,000	453,334
2.75%, 2/15/28	800,000	750,062
1.13%, 2/29/28	500,000	441,016
1.25%, 3/31/28	800,000	707,281
1.25%, 4/30/28	695,000	613,093
2.88%, 5/15/28	460,000	432,184
1.25%, 5/31/28	580,000	510,423
1.25%, 6/30/28	525,000	460,934
1.00%, 7/31/28	850,000	736,645
4.13%, 7/31/28	175,000	172,163
2.88%, 8/15/28	375,000	351,182
1.13%, 8/31/28	565,000	491,086
1.25%, 9/30/28	850,000	741,260
1.38%, 10/31/28	375,000	328,037
4.88%, 10/31/28	570,000	577,481
3.13%, 11/15/28	560,000	528,434
1.50%, 11/30/28	450,000	395,051
4.38%, 11/30/28	315,000	313,080
1.38%, 12/31/28	390,000	339,727
4.00%, 1/31/29	365,000	357,073
2.63%, 2/15/29	660,000	607,484
1.88%, 2/28/29	430,000	381,978
4.25%, 2/28/29	395,000	390,680
2.38%, 3/31/29	300,000	272,391
4.13%, 3/31/29	415,000	408,045
2.88%, 4/30/29	100,000	92,848
4.63%, 4/30/29	75,000	75,378
2.38%, 5/15/29	430,000	389,671
2.75%, 5/31/29	460,000	424,116
4.50%, 5/31/29	460,000	460,126
3.25%, 6/30/29	305,000	287,629
2.63%, 7/31/29	415,000	379,352
1.63%, 8/15/29	550,000	477,855
3.13%, 8/31/29	475,000	444,552
3.88%, 9/30/29	295,000	286,150
1.75%, 11/15/29	100,000	87,062
1.50%, 2/15/30	725,000	616,675
3.63%, 3/31/30	500,000	477,500
3.50%, 4/30/30	700,000	663,660
0.63%, 5/15/30	1,025,000	819,920
3.75%, 6/30/30	100,000	95,988
4.00%, 7/31/30	106,000	103,131
0.63%, 8/15/30	1,180,000	935,150
4.63%, 9/30/30	100,000	100,621
4.88%, 10/31/30	175,000	178,527
0.88%, 11/15/30	225,000	179,947
3.75%, 12/31/30	700,000	670,305
4.00%, 1/31/31	275,000	267,115
1.13%, 2/15/31	750,000	606,562
4.13%, 3/31/31	265,000	259,265
4.63%, 4/30/31	285,000	287,160
1.63%, 5/15/31	425,000	353,016
4.63%, 5/31/31	290,000	292,243
1.25%, 8/15/31	100,000	80,258
1.38%, 11/15/31	1,100,000	884,727
1.88%, 2/15/32	1,190,000	988,630
2.88%, 5/15/32	690,000	615,609
2.75%, 8/15/32	1,130,000	995,636
4.13%, 11/15/32	265,000	258,106
3.50%, 2/15/33	925,000	859,094
3.38%, 5/15/33	1,140,000	1,046,573
3.88%, 8/15/33	675,000	643,412
4.50%, 11/15/33	650,000	650,254
4.00%, 2/15/34	760,000	730,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
4.38%, 5/15/34	$260,000	$257,705
Total U.S. Treasury Notes		57,612,319
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $73,142,381)		71,191,105
CORPORATE BONDS - 24.4%
Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	9,953
5.00%, 9/30/43	23,000	21,476
Westpac Banking Corp.
5.51%, 11/17/25	10,000	10,042
3.35%, 3/8/27	23,000	22,016
5.54%, 11/17/28	10,000	10,199
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,645
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	24,631
4.42%, 7/24/39(d)	10,000	8,779
Total Australia		116,741
Austria - 0.0%
Suzano Austria GmbH 3.75%, 1/15/31	41,000	35,419
Belgium - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/36	135,000	127,624
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31(d)	40,000	39,951
4.60%, 4/15/48	94,000	82,723
4.50%, 6/1/50	75,000	66,401
Total Belgium		316,699
Brazil - 0.0%
Vale Overseas Ltd.
6.13%, 6/12/33	20,000	20,088
6.88%, 11/21/36	10,000	10,612
Total Brazil		30,700
Canada - 0.7%
Bank of Montreal
3.70%, 6/7/25	80,000	78,555
5.92%, 9/25/25	10,000	10,060
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)(d)	100,000	93,503
Bank of Nova Scotia
5.45%, 6/12/25	10,000	9,993
2.95%, 3/11/27	100,000	94,218
2.15%, 8/1/31	50,000	40,744
Brookfield Finance, Inc.
4.85%, 3/29/29(d)	25,000	24,601
4.70%, 9/20/47	3,000	2,559
Canadian National Railway Co.
2.75%, 3/1/26	8,000	7,696
3.85%, 8/5/32	75,000	68,636
Canadian Natural Resources Ltd. 3.85%, 6/1/27	18,000	17,268
Canadian Pacific Railway Co.
4.80%, 9/15/35	35,000	33,244
4.95%, 8/15/45	65,000	59,014
Cenovus Energy, Inc. 6.75%, 11/15/39	5,000	5,368
Enbridge, Inc.
4.25%, 12/1/26	11,000	10,719
5.63%, 4/5/34	50,000	49,710
4.00%, 11/15/49	70,000	52,958
6.70%, 11/15/53	10,000	10,960
Kinross Gold Corp. 4.50%, 7/15/27	15,000	14,571
Nutrien Ltd.
2.95%, 5/13/30	40,000	35,330
5.63%, 12/1/40	5,000	4,861
5.25%, 1/15/45	18,000	16,658
Rogers Communications, Inc. 3.20%, 3/15/27	100,000	94,638
Royal Bank of Canada
5.20%, 7/20/26	10,000	9,986
3.88%, 5/4/32	100,000	91,280
Suncor Energy, Inc. 3.75%, 3/4/51	60,000	43,163
TELUS Corp. 2.80%, 2/16/27	6,000	5,614
Toronto-Dominion Bank
3.77%, 6/6/25	20,000	19,662
0.75%, 9/11/25	25,000	23,591
5.53%, 7/17/26	15,000	15,045
5.52%, 7/17/28	10,000	10,094
4.46%, 6/8/32(d)	70,000	65,856
TransCanada PipeLines Ltd. 4.25%, 5/15/28	16,000	15,406
Total Canada		1,135,561
France - 0.1%
Sanofi SA 3.63%, 6/19/28	5,000	4,795
TotalEnergies Capital International SA
3.46%, 2/19/29	70,000	65,653
3.46%, 7/12/49	20,000	14,539
Total France		84,987
Germany - 0.1%
Deutsche Bank AG 7.15%, 7/13/27, (7.146% fixed rate until 7/13/26; Secured Overnight Financing Rate + 2.52% thereafter)(c)	150,000	153,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Deutsche Telekom International Finance BV 9.25%, 6/1/32	$35,000	$43,467
Total Germany		197,277
Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.15%, 9/30/30	150,000	154,464
Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc. 4.15%, 3/7/39	30,000	26,480
Mizuho Financial Group, Inc. 2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	83,157
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	23,919
3.35%, 10/18/27	16,000	15,060
5.80%, 7/13/28	200,000	203,962
3.20%, 9/17/29	30,000	27,039
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	18,318
Toyota Motor Corp. 3.67%, 7/20/28	2,000	1,919
Total Japan		399,854
Mexico - 0.0%
Southern Copper Corp. 6.75%, 4/16/40	5,000	5,477
Netherlands - 0.3%
Cooperatieve Rabobank UA 4.80%, 1/9/29	250,000	246,667
ING Groep NV 6.08%, 9/11/27, (6.083% fixed rate until 11/9/26; Secured Overnight Financing Rate + 1.56% thereafter)(c)	200,000	202,144
Shell International Finance BV
4.13%, 5/11/35	25,000	22,882
5.50%, 3/25/40	27,000	27,353
4.38%, 5/11/45	50,000	43,048
Total Netherlands		542,094
Spain - 0.1%
Banco Santander SA 5.29%, 8/18/27	200,000	198,370
Switzerland - 0.1%
UBS AG 5.00%, 7/9/27	200,000	197,774
United Kingdom - 0.9%
AstraZeneca PLC
3.38%, 11/16/25	15,000	14,620
4.00%, 1/17/29	25,000	24,027
6.45%, 9/15/37	25,000	27,722
4.38%, 11/16/45	50,000	43,357
Barclays PLC
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(c)	200,000	200,170
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	225,000	162,985
BAT Capital Corp.
3.22%, 9/6/26	25,000	23,814
4.39%, 8/15/37	25,000	21,112
3.98%, 9/25/50(d)	100,000	70,976
British Telecommunications PLC 9.63%, 12/15/30	36,000	43,779
Diageo Capital PLC 2.13%, 4/29/32	30,000	24,205
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	50,000	55,240
HSBC Holdings PLC
3.90%, 5/25/26	25,000	24,388
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(c)	200,000	201,356
4.95%, 3/31/30	175,000	171,533
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	200,000	206,648
Reynolds American, Inc.
7.25%, 6/15/37	23,000	24,844
5.85%, 8/15/45	10,000	9,322
Smith & Nephew PLC 5.15%, 3/20/27	25,000	24,906
Vodafone Group PLC
4.38%, 2/19/43	34,000	28,835
5.25%, 5/30/48	50,000	46,507
Total United Kingdom		1,450,346
United States - 21.5%
3M Co.
2.88%, 10/15/27	19,000	17,657
3.38%, 3/1/29(d)	35,000	32,271
3.05%, 4/15/30	10,000	8,862
3.63%, 10/15/47(d)	48,000	34,917
Abbott Laboratories
6.15%, 11/30/37	53,000	57,550
4.75%, 4/15/43	10,000	9,366
AbbVie, Inc.
2.95%, 11/21/26	65,000	61,761
5.05%, 3/15/34	75,000	74,206
4.55%, 3/15/35	10,000	9,423
4.05%, 11/21/39	125,000	107,851
4.40%, 11/6/42	40,000	35,122
4.75%, 3/15/45	2,000	1,821
4.25%, 11/21/49	14,000	11,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
AEP Texas, Inc. 5.70%, 5/15/34	$60,000	$59,512
AEP Transmission Co. LLC 3.15%, 9/15/49	53,000	35,051
AES Corp. 5.45%, 6/1/28	35,000	34,846
Aetna, Inc.
4.75%, 3/15/44	15,000	12,783
3.88%, 8/15/47	43,000	31,517
Air Lease Corp.
3.63%, 12/1/27	88,000	82,903
4.63%, 10/1/28	25,000	24,208
Air Products & Chemicals, Inc.
4.60%, 2/8/29	50,000	49,371
2.70%, 5/15/40	166,000	118,431
Aircastle Ltd. 4.25%, 6/15/26	25,000	24,338
Alabama Power Co.
4.30%, 7/15/48, Series A	12,000	9,877
3.45%, 10/1/49	84,000	59,949
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	51,000	49,741
1.88%, 2/1/33	25,000	18,770
Allstate Corp.
1.45%, 12/15/30	20,000	15,835
4.20%, 12/15/46	75,000	60,406
Ally Financial, Inc. 8.00%, 11/1/31	13,000	14,239
Alphabet, Inc.
1.10%, 8/15/30	25,000	20,287
1.90%, 8/15/40	45,000	29,373
Altria Group, Inc.
4.80%, 2/14/29	25,000	24,537
2.45%, 2/4/32	20,000	16,076
3.40%, 2/4/41	6,000	4,304
5.38%, 1/31/44(d)	43,000	40,879
Amazon.com, Inc.
5.20%, 12/3/25(d)	19,000	19,036
1.20%, 6/3/27	25,000	22,457
2.10%, 5/12/31	115,000	96,196
3.60%, 4/13/32	77,000	70,377
3.88%, 8/22/37	15,000	13,171
4.05%, 8/22/47	50,000	41,819
4.25%, 8/22/57	27,000	22,487
2.70%, 6/3/60	30,000	17,588
Ameren Illinois Co.
3.80%, 5/15/28	23,000	21,979
1.55%, 11/15/30	50,000	40,104
American Express Co.
4.90%, 2/13/26	150,000	148,993
3.30%, 5/3/27	10,000	9,509
5.92%, 4/25/35, (5.915% fixed rate until 1/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	100,000	101,209
American Homes 4 Rent LP 4.25%, 2/15/28	10,000	9,558
American Honda Finance Corp.
1.00%, 9/10/25	15,000	14,199
5.80%, 10/3/25	10,000	10,059
5.25%, 7/7/26	10,000	10,010
2.30%, 9/9/26	5,000	4,693
4.90%, 3/12/27	50,000	49,750
4.60%, 4/17/30(d)	50,000	48,890
American International Group, Inc.
4.50%, 7/16/44	18,000	15,774
4.75%, 4/1/48	28,000	25,046
American Tower Corp.
4.00%, 6/1/25(d)	45,000	44,290
3.60%, 1/15/28	58,000	54,537
3.80%, 8/15/29	25,000	23,149
3.10%, 6/15/50	10,000	6,427
2.95%, 1/15/51	50,000	31,103
American University 3.67%, 4/1/49, Series 2019	50,000	38,588
American Water Capital Corp.
2.95%, 9/1/27	25,000	23,405
3.75%, 9/1/47	40,000	30,405
Amgen, Inc.
5.15%, 3/2/28	100,000	99,769
4.66%, 6/15/51	235,000	201,324
Aon Corp. 2.80%, 5/15/30(d)	15,000	13,083
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	48,635
Apache Corp. 5.10%, 9/1/40	20,000	17,229
Apple, Inc.
3.25%, 2/23/26	75,000	72,838
2.05%, 9/11/26	75,000	70,326
3.20%, 5/11/27	102,000	97,611
3.00%, 6/20/27	10,000	9,490
1.65%, 5/11/30	55,000	46,079
3.35%, 8/8/32(d)	25,000	22,540
4.45%, 5/6/44(d)	18,000	16,561
3.45%, 2/9/45	50,000	38,886
4.38%, 5/13/45	18,000	16,017
3.85%, 8/4/46	11,000	8,955
2.65%, 2/8/51	74,000	46,581
2.80%, 2/8/61	75,000	45,705
Arrow Electronics, Inc. 2.95%, 2/15/32	25,000	20,900
Arthur J Gallagher & Co.
5.45%, 7/15/34(d)	25,000	24,744
5.75%, 7/15/54	25,000	24,303
Ascension Health 4.85%, 11/15/53	44,000	41,191
AT&T, Inc.
4.25%, 3/1/27	93,000	90,844
2.75%, 6/1/31	43,000	36,564
2.25%, 2/1/32	26,000	20,973
4.35%, 6/15/45(d)	231,000	192,324
4.75%, 5/15/46	10,000	8,733
5.15%, 2/15/50	25,000	22,379
3.55%, 9/15/55	105,000	70,622
3.80%, 12/1/57	25,000	17,419
Automatic Data Processing, Inc. 1.25%, 9/1/30(d)	50,000	40,167
AutoNation, Inc.
4.50%, 10/1/25	3,000	2,953
3.80%, 11/15/27	5,000	4,697
AutoZone, Inc. 4.00%, 4/15/30	25,000	23,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Avangrid, Inc. 3.80%, 6/1/29	$25,000	$23,090
Avnet, Inc. 3.00%, 5/15/31	49,000	40,378
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	45,235
Bank of America Corp.
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	12,418
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	135,000	126,999
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,100
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	117,000	109,553
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,345
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	285,000	231,166
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	97,463
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	30,720
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(c)	10,000	8,826
7.75%, 5/14/38	100,000	119,350
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	31,397
5.00%, 1/21/44	70,000	66,554
4.75%, 4/21/45, Series L	10,000	9,072
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	85,000	73,049
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	3,158
Baxalta, Inc. 4.00%, 6/23/25	15,000	14,774
Baxter International, Inc. 2.27%, 12/1/28	90,000	78,808
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	32,391
4.69%, 12/15/44(d)	22,000	19,419
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	115,000	107,634
3.80%, 7/15/48	36,000	26,550
Berkshire Hathaway Finance Corp. 1.85%, 3/12/30	100,000	85,016
Berry Global, Inc. 1.57%, 1/15/26	40,000	37,476
Biogen, Inc. 3.15%, 5/1/50(d)	100,000	64,778
Black Hills Corp. 4.35%, 5/1/33	50,000	44,825
Blackstone Private Credit Fund 5.95%, 7/16/29(e)	50,000	49,241
Blue Owl Capital Corp. III 3.13%, 4/13/27	75,000	68,507
Boardwalk Pipelines LP
4.45%, 7/15/27	18,000	17,506
3.40%, 2/15/31	15,000	13,060
Boeing Co.
2.25%, 6/15/26	5,000	4,644
5.15%, 5/1/30	69,000	65,857
3.63%, 2/1/31	100,000	86,986
3.83%, 3/1/59	160,000	102,635
5.93%, 5/1/60	30,000	26,508
Bon Secours Mercy Health, Inc. 3.21%, 6/1/50, Series 20-2	30,000	20,503
BorgWarner, Inc. 2.65%, 7/1/27	12,000	11,087
Boston Properties LP
2.75%, 10/1/26	24,000	22,372
3.40%, 6/21/29	75,000	66,442
BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,264
3.12%, 5/4/26	5,000	4,813
3.59%, 4/14/27	65,000	62,445
4.81%, 2/13/33	75,000	72,589
4.89%, 9/11/33	15,000	14,565
3.38%, 2/8/61	45,000	29,683
Brighthouse Financial, Inc. 5.63%, 5/15/30(d)	75,000	75,127
Bristol-Myers Squibb Co.
3.20%, 6/15/26	7,000	6,738
3.90%, 2/20/28	127,000	122,292
3.40%, 7/26/29	89,000	82,470
4.13%, 6/15/39	10,000	8,644
4.25%, 10/26/49	50,000	40,860
5.65%, 2/22/64	50,000	48,902
Brixmor Operating Partnership LP 3.90%, 3/15/27	50,000	47,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	$3,000	$2,897
3.50%, 1/15/28	5,000	4,706
Broadcom, Inc.
4.15%, 11/15/30	70,000	65,638
2.45%, 2/15/31(e)	70,000	58,521
3.75%, 2/15/51(e)	70,000	51,617
Bunge Ltd. Finance Corp. 1.63%, 8/17/25	15,000	14,314
Burlington Northern Santa Fe LLC
6.15%, 5/1/37(d)	10,000	10,763
5.15%, 9/1/43	48,000	45,958
3.90%, 8/1/46	5,000	3,967
5.20%, 4/15/54	25,000	23,792
Camden Property Trust
3.15%, 7/1/29	6,000	5,428
2.80%, 5/15/30	20,000	17,557
Campbell Soup Co.
5.30%, 3/20/26	50,000	49,912
4.15%, 3/15/28	20,000	19,287
Capital One Financial Corp.
4.20%, 10/29/25	25,000	24,502
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	91,426
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,308
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	15,000	15,380
Cardinal Health, Inc. 4.90%, 9/15/45	29,000	25,492
Carlisle Cos., Inc.
3.75%, 12/1/27	12,000	11,402
2.75%, 3/1/30	25,000	21,800
Carrier Global Corp. 5.90%, 3/15/34	100,000	103,937
Caterpillar Financial Services Corp.
4.35%, 5/15/26	10,000	9,864
5.00%, 5/14/27	75,000	75,093
Caterpillar, Inc.
3.25%, 9/19/49	34,000	24,163
4.75%, 5/15/64	25,000	22,403
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	16,862
Cboe Global Markets, Inc. 3.00%, 3/16/32	30,000	25,712
CBRE Services, Inc.
4.88%, 3/1/26	16,000	15,806
5.95%, 8/15/34(d)	10,000	10,089
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	22,614
3.25%, 2/15/29	25,000	22,600
Celanese U.S. Holdings LLC
6.35%, 11/15/28	10,000	10,273
6.55%, 11/15/30	10,000	10,448
6.70%, 11/15/33	10,000	10,525
Cencora, Inc. 3.45%, 12/15/27	25,000	23,592
CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	10,000	8,395
CenterPoint Energy Resources Corp. 1.75%, 10/1/30	74,000	60,021
Charles Schwab Corp.
1.65%, 3/11/31	60,000	47,866
2.90%, 3/3/32	50,000	42,521
5.85%, 5/19/34, (5.853% fixed rate until 5/19/33; Secured Overnight Financing Rate + 2.50% thereafter)(c)	10,000	10,170
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	10,000	10,083
6.10%, 6/1/29	50,000	50,053
2.30%, 2/1/32(d)	206,000	158,006
6.38%, 10/23/35	5,000	4,881
6.83%, 10/23/55	43,000	40,891
3.85%, 4/1/61	89,000	52,431
Cheniere Energy Partners LP 5.95%, 6/30/33	30,000	30,311
Chevron USA, Inc.
0.69%, 8/12/25	15,000	14,255
3.25%, 10/15/29	26,000	24,053
Children's Hospital 2.93%, 7/15/50, Series 2020	10,000	6,391
Children's Hospital Corp. 4.12%, 1/1/47, Series 2017	25,000	21,031
Chubb INA Holdings LLC 3.05%, 12/15/61	50,000	31,828
Cigna Group
3.40%, 3/1/27(d)	10,000	9,546
3.05%, 10/15/27	110,000	102,982
3.88%, 10/15/47	15,000	11,375
4.90%, 12/15/48	30,000	26,390
5.60%, 2/15/54	75,000	72,208
Cintas Corp. No. 2 3.70%, 4/1/27	48,000	46,406
Cisco Systems, Inc.
4.85%, 2/26/29	140,000	139,623
5.90%, 2/15/39	38,000	40,328
Citigroup, Inc.
4.45%, 9/29/27	83,000	80,759
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,001
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	6,828
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	200,000	169,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	$85,000	$71,260
4.65%, 7/23/48	35,000	30,838
Citizens Financial Group, Inc.
2.50%, 2/6/30(d)	50,000	42,186
3.25%, 4/30/30	50,000	43,704
Cleco Corporate Holdings LLC 3.74%, 5/1/26	23,000	22,170
CME Group, Inc.
2.65%, 3/15/32	50,000	42,707
4.15%, 6/15/48	5,000	4,217
Coca-Cola Co.
1.65%, 6/1/30	100,000	83,047
5.00%, 5/13/34	25,000	24,950
2.60%, 6/1/50	5,000	3,103
2.75%, 6/1/60	45,000	27,107
Comcast Corp.
2.35%, 1/15/27	20,000	18,663
3.55%, 5/1/28	20,000	18,938
4.55%, 1/15/29	210,000	205,974
4.25%, 10/15/30	25,000	23,799
4.80%, 5/15/33	10,000	9,678
6.45%, 3/15/37	27,000	29,134
4.60%, 10/15/38	15,000	13,656
4.00%, 8/15/47	15,000	11,788
4.70%, 10/15/48	12,000	10,620
4.05%, 11/1/52	100,000	77,621
5.35%, 5/15/53	15,000	14,309
5.65%, 6/1/54	50,000	49,587
4.95%, 10/15/58	28,000	24,942
5.50%, 5/15/64	10,000	9,572
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	21,888
7.00%, 10/1/28	19,000	20,191
ConocoPhillips Co.
5.05%, 9/15/33	10,000	9,870
6.50%, 2/1/39	9,000	9,932
5.30%, 5/15/53	40,000	37,988
5.55%, 3/15/54	10,000	9,860
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	43,000	32,263
3.70%, 11/15/59	60,000	41,524
Constellation Brands, Inc.
4.40%, 11/15/25	66,000	65,050
3.15%, 8/1/29	50,000	45,211
5.25%, 11/15/48	19,000	17,721
Consumers Energy Co.
4.63%, 5/15/33	25,000	23,900
3.10%, 8/15/50	60,000	42,178
Corebridge Financial, Inc. 4.40%, 4/5/52	25,000	19,848
Corning, Inc.
5.85%, 11/15/68	18,000	17,622
5.45%, 11/15/79(d)	10,000	9,206
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	4,774
1.38%, 6/20/27	100,000	90,251
1.60%, 4/20/30	40,000	33,380
1.75%, 4/20/32	5,000	3,995
Crown Castle, Inc.
2.10%, 4/1/31	100,000	80,564
4.75%, 5/15/47	50,000	42,460
3.25%, 1/15/51	15,000	9,921
CSX Corp.
2.40%, 2/15/30	20,000	17,366
4.30%, 3/1/48	20,000	16,737
3.35%, 9/15/49	50,000	35,127
4.50%, 8/1/54	18,000	15,260
CVS Health Corp.
3.25%, 8/15/29	25,000	22,585
1.88%, 2/28/31	55,000	43,808
5.70%, 6/1/34(d)	50,000	49,788
5.30%, 12/5/43	23,000	20,978
6.00%, 6/1/44	50,000	49,236
5.05%, 3/25/48	35,000	30,189
5.63%, 2/21/53(d)	60,000	55,673
Danaher Corp. 2.60%, 10/1/50	5,000	3,035
Darden Restaurants, Inc. 3.85%, 5/1/27	53,000	50,799
Dell International LLC/EMC Corp.
6.02%, 6/15/26	11,000	11,100
4.90%, 10/1/26	25,000	24,726
3.38%, 12/15/41	10,000	7,340
8.35%, 7/15/46	6,000	7,687
3.45%, 12/15/51	4,000	2,727
Devon Energy Corp. 5.60%, 7/15/41	15,000	14,117
DH Europe Finance II SARL 3.25%, 11/15/39	25,000	19,680
Diamondback Energy, Inc. 5.40%, 4/18/34	100,000	98,650
Digital Realty Trust LP 3.60%, 7/1/29(d)	50,000	46,058
Dignity Health 5.27%, 11/1/64	75,000	68,780
Discover Bank 4.65%, 9/13/28	250,000	239,297
Discovery Communications LLC
5.20%, 9/20/47	10,000	8,109
4.00%, 9/15/55	47,000	29,878
Dollar General Corp.
3.50%, 4/3/30	75,000	68,137
5.45%, 7/5/33(d)	10,000	9,909
Dollar Tree, Inc. 4.20%, 5/15/28	50,000	47,935
Dominion Energy, Inc. 1.45%, 4/15/26, Series A	62,000	57,618
Dover Corp. 3.15%, 11/15/25	23,000	22,274
Dow Chemical Co.
4.25%, 10/1/34	17,000	15,586
9.40%, 5/15/39	15,000	19,899
5.25%, 11/15/41	135,000	126,653
4.38%, 11/15/42	5,000	4,183
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	53,498
3.75%, 8/15/47	50,000	38,093
Duke Energy Carolinas LLC 3.70%, 12/1/47	43,000	31,799
Duke Energy Corp.
3.15%, 8/15/27	100,000	93,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.95%, 8/15/47	$70,000	$52,594
Duke Energy Florida LLC 6.40%, 6/15/38	43,500	46,416
Duke Energy Indiana LLC 2.75%, 4/1/50	102,000	61,804
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/44	35,000	29,706
Eastman Chemical Co. 4.80%, 9/1/42	23,000	20,039
Eaton Vance Corp. 3.50%, 4/6/27	18,000	17,210
eBay, Inc. 4.00%, 7/15/42	15,000	12,046
Ecolab, Inc.
2.70%, 11/1/26	5,000	4,742
3.25%, 12/1/27(d)	25,000	23,613
2.13%, 8/15/50	13,000	7,236
Elevance Health, Inc.
3.65%, 12/1/27	50,000	47,591
4.63%, 5/15/42	99,000	87,594
4.65%, 8/15/44	15,000	13,125
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,428
3.10%, 5/15/27	50,000	47,648
5.10%, 2/9/64	50,000	47,372
Emerson Electric Co. 1.80%, 10/15/27	35,000	31,753
Enbridge Energy Partners LP 5.88%, 10/15/25	5,000	5,014
Energy Transfer LP
5.95%, 12/1/25	15,000	15,060
3.90%, 7/15/26	5,000	4,839
6.05%, 12/1/26	10,000	10,142
4.20%, 4/15/27	20,000	19,374
5.50%, 6/1/27	50,000	50,095
6.40%, 12/1/30	10,000	10,469
6.25%, 4/15/49	70,000	69,784
EnLink Midstream Partners LP
4.15%, 6/1/25	50,000	49,130
4.85%, 7/15/26	50,000	48,931
Entergy Corp. 2.40%, 6/15/31	50,000	41,141
Entergy Louisiana LLC 4.00%, 3/15/33	85,000	76,718
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	48,645
4.25%, 2/15/48	109,000	89,474
EPR Properties 4.75%, 12/15/26	50,000	48,325
Equifax, Inc. 5.10%, 12/15/27	100,000	99,213
Equinix, Inc. 2.95%, 9/15/51	21,000	12,980
Equitable Holdings, Inc. 4.35%, 4/20/28	59,000	56,688
ERP Operating LP 3.00%, 7/1/29	25,000	22,604
Essential Utilities, Inc.
2.70%, 4/15/30	10,000	8,596
5.38%, 1/15/34	20,000	19,527
Essex Portfolio LP
1.65%, 1/15/31	25,000	19,671
2.65%, 9/1/50	30,000	16,982
Estee Lauder Cos., Inc. 1.95%, 3/15/31	40,000	32,734
Evergy Metro, Inc. 4.95%, 4/15/33	25,000	24,144
Eversource Energy 4.25%, 4/1/29, Series O	8,000	7,597
Expedia Group, Inc. 3.80%, 2/15/28(d)	5,000	4,736
Exxon Mobil Corp.
2.28%, 8/16/26	30,000	28,289
4.33%, 3/19/50	108,000	91,601
FedEx Corp.
4.20%, 10/17/28	18,000	17,409
4.40%, 1/15/47	63,000	50,938
Fifth Third Bancorp
2.55%, 5/5/27	20,000	18,554
3.95%, 3/14/28(d)	25,000	23,778
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	49,569
Fiserv, Inc.
3.20%, 7/1/26	17,000	16,283
4.20%, 10/1/28	15,000	14,361
5.63%, 8/21/33	10,000	10,060
4.40%, 7/1/49	25,000	20,384
Flex Ltd. 6.00%, 1/15/28	100,000	101,225
Florida Power & Light Co. 4.13%, 6/1/48	53,000	42,919
FMC Corp. 4.50%, 10/1/49	72,000	55,753
Ford Motor Co.
4.35%, 12/8/26	100,000	97,095
3.25%, 2/12/32	50,000	41,139
5.29%, 12/8/46(d)	100,000	87,055
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	13,518
Fox Corp.
6.50%, 10/13/33	40,000	41,831
5.48%, 1/25/39	5,000	4,730
GE HealthCare Technologies, Inc. 5.65%, 11/15/27(d)	100,000	101,213
General Dynamics Corp. 3.75%, 5/15/28	23,000	22,093
General Electric Co. 5.88%, 1/14/38	74,000	76,505
General Motors Co.
4.20%, 10/1/27	71,000	68,249
6.60%, 4/1/36	68,000	71,270
General Motors Financial Co., Inc.
4.35%, 1/17/27	30,000	29,226
5.80%, 6/23/28	10,000	10,085
5.75%, 2/8/31	25,000	25,016
Georgia Power Co.
3.25%, 4/1/26	18,000	17,383
5.25%, 3/15/34	40,000	39,742
Gilead Sciences, Inc.
1.20%, 10/1/27	50,000	44,252
5.25%, 10/15/33	10,000	10,014
5.65%, 12/1/41	38,000	38,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
5.55%, 10/15/53(d)	$10,000	$9,931
Global Payments, Inc. 5.40%, 8/15/32	100,000	98,151
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/1/25	15,000	14,908
5.75%, 6/1/28	23,000	22,963
4.00%, 1/15/30	30,000	27,247
Goldman Sachs Group, Inc.
3.75%, 2/25/26	37,000	36,039
5.80%, 8/10/26, (5.798% fixed rate until 8/10/25; Secured Overnight Financing Rate + 1.075% thereafter)(c)	20,000	20,021
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	93,372
5.95%, 1/15/27	23,000	23,373
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(c)	23,000	21,899
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	25,000	26,029
3.80%, 3/15/30	146,000	135,650
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(c)	25,000	20,171
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(c)	10,000	10,729
6.45%, 5/1/36	22,000	23,420
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	45,000	38,248
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(c)	5,000	4,432
6.25%, 2/1/41	10,000	10,719
4.80%, 7/8/44(d)	65,000	59,257
Hackensack Meridian Health, Inc. 2.68%, 9/1/41, Series 2020	25,000	17,391
Halliburton Co. 4.50%, 11/15/41	65,000	56,426
Hartford Financial Services Group, Inc. 5.95%, 10/15/36	40,000	41,536
Hasbro, Inc.
3.55%, 11/19/26	20,000	19,052
3.50%, 9/15/27	9,000	8,449
HCA, Inc.
5.20%, 6/1/28	10,000	9,933
5.63%, 9/1/28	43,000	43,253
3.63%, 3/15/32	15,000	13,118
5.50%, 6/1/33	10,000	9,891
4.63%, 3/15/52	15,000	12,114
5.90%, 6/1/53	10,000	9,709
6.10%, 4/1/64	75,000	73,357
Healthcare Realty Holdings LP
3.75%, 7/1/27	5,000	4,720
2.00%, 3/15/31	20,000	15,728
Healthpeak OP LLC 6.75%, 2/1/41	40,000	43,738
Hershey Co. 2.30%, 8/15/26	93,000	87,643
Hess Corp.
4.30%, 4/1/27	30,000	29,212
7.88%, 10/1/29	38,000	42,446
7.13%, 3/15/33	25,000	28,032
Hewlett Packard Enterprise Co. 6.20%, 10/15/35	23,000	24,315
Home Depot, Inc.
1.38%, 3/15/31	105,000	83,115
5.88%, 12/16/36	15,000	15,803
4.88%, 2/15/44	11,000	10,138
3.35%, 4/15/50	100,000	70,470
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,442
3.81%, 11/21/47	80,000	62,672
Hormel Foods Corp. 1.80%, 6/11/30(d)	20,000	16,673
HP, Inc.
3.00%, 6/17/27	20,000	18,745
6.00%, 9/15/41(d)	50,000	51,200
Hubbell, Inc. 3.15%, 8/15/27	48,000	45,090
Humana, Inc.
5.75%, 3/1/28(d)	100,000	101,325
4.80%, 3/15/47	18,000	15,303
Huntington Bancshares, Inc. 6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	10,000	10,197
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	21,846
4.20%, 5/1/30	3,000	2,804
Illinois Tool Works, Inc. 3.90%, 9/1/42	10,000	8,320
Ingersoll Rand, Inc. 5.70%, 8/14/33	10,000	10,200
Intel Corp.
3.70%, 7/29/25	25,000	24,531
4.88%, 2/10/28	35,000	34,765
3.90%, 3/25/30	25,000	23,368
5.20%, 2/10/33(d)	30,000	29,759
5.15%, 2/21/34	30,000	29,401
3.25%, 11/15/49	145,000	96,640
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,884
3.10%, 9/15/27	5,000	4,702
4.60%, 3/15/33	50,000	47,615
3.00%, 6/15/50(d)	40,000	26,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
International Business Machines Corp.
4.50%, 2/6/28(d)	$100,000	$98,262
4.00%, 6/20/42	100,000	81,314
International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	4,255
International Paper Co.
4.80%, 6/15/44	4,000	3,488
4.35%, 8/15/48	19,000	15,416
Intuit, Inc.
1.35%, 7/15/27	25,000	22,397
5.20%, 9/15/33	10,000	9,991
Invesco Finance PLC 3.75%, 1/15/26	100,000	97,306
IQVIA, Inc. 6.25%, 2/1/29	10,000	10,257
ITC Holdings Corp. 5.30%, 7/1/43	15,000	13,858
Jabil, Inc.
3.95%, 1/12/28	8,000	7,565
5.45%, 2/1/29	50,000	49,801
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	3,000	2,968
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	10,000	9,234
3.00%, 5/15/32	10,000	8,150
5.75%, 4/1/33	15,000	14,805
6.75%, 3/15/34(e)	75,000	78,978
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,521
5.88%, 7/21/28	10,000	10,054
JetBlue Pass-Through Trust 4.00%, 5/15/34, Series 2020-1, Class A	38,549	35,602
JM Smucker Co.
6.20%, 11/15/33(d)	10,000	10,456
6.50%, 11/15/53(d)	10,000	10,719
John Deere Capital Corp.
3.40%, 6/6/25	145,000	142,689
2.80%, 9/8/27	31,000	28,967
4.95%, 7/14/28	10,000	9,992
2.45%, 1/9/30	35,000	30,796
4.70%, 6/10/30	10,000	9,865
5.15%, 9/8/33, Series I	10,000	10,029
Johnson & Johnson
2.95%, 3/3/27	21,000	20,028
3.40%, 1/15/38	100,000	83,453
4.50%, 9/1/40	12,000	11,236
5.25%, 6/1/54	30,000	29,885
Johnson Controls International PLC 6.00%, 1/15/36	13,000	13,567
JPMorgan Chase & Co.
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	46,825
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	150,000	146,331
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	15,000	15,249
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	72,968
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,376
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	45,189
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	20,000	19,170
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	19,976
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,583
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)(d)	125,000	105,046
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	100,000	94,717
6.25%, 10/23/34, (6.254% fixed rate until 10/23/33; Secured Overnight Financing Rate + 1.81% thereafter)(c)	25,000	26,396
5.63%, 8/16/43	118,000	120,773
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	25,000	20,012
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	123,000	97,683
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	37,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Juniper Networks, Inc. 2.00%, 12/10/30	$17,000	$13,626
Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	60,000	39,841
Kenvue, Inc.
5.05%, 3/22/28	10,000	10,032
5.00%, 3/22/30	10,000	9,995
4.90%, 3/22/33	10,000	9,842
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	7,530
4.42%, 12/15/46	23,000	19,297
KeyBank NA 4.15%, 8/8/25(d)	250,000	244,632
Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	24,513
Kimberly-Clark Corp. 3.90%, 5/4/47	50,000	39,720
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,723
3.70%, 10/1/49	50,000	35,655
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	18,000	16,637
5.40%, 9/1/44	109,000	100,132
Kinder Morgan, Inc. 4.30%, 3/1/28	35,000	33,961
KLA Corp.
5.00%, 3/15/49	25,000	23,257
3.30%, 3/1/50	25,000	17,575
Kraft Heinz Foods Co.
3.75%, 4/1/30(d)	16,000	14,880
4.38%, 6/1/46	55,000	45,179
Kroger Co.
3.70%, 8/1/27	22,000	21,126
5.15%, 8/1/43	18,000	16,579
5.40%, 1/15/49	19,000	18,043
Lam Research Corp. 4.00%, 3/15/29	19,000	18,211
Legg Mason, Inc. 5.63%, 1/15/44	5,000	4,880
Leland Stanford Junior University 1.29%, 6/1/27	25,000	22,539
Lincoln National Corp. 5.85%, 3/15/34	50,000	49,773
Linde, Inc.
3.20%, 1/30/26	25,000	24,206
2.00%, 8/10/50	15,000	8,094
Lockheed Martin Corp.
5.10%, 11/15/27	50,000	50,287
6.15%, 9/1/36, Series B(d)	39,000	42,007
Lowe's Cos., Inc.
3.35%, 4/1/27	75,000	71,512
2.63%, 4/1/31	10,000	8,508
4.05%, 5/3/47	15,000	11,634
3.50%, 4/1/51	25,000	17,187
5.80%, 9/15/62	50,000	48,615
LYB International Finance BV 4.88%, 3/15/44	5,000	4,367
LYB International Finance III LLC 3.80%, 10/1/60	5,000	3,399
LyondellBasell Industries NV 4.63%, 2/26/55	20,000	16,239
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	26,390
5.00%, 9/15/54	3,000	2,543
Markel Group, Inc. 3.35%, 9/17/29	50,000	45,397
Marriott International, Inc. 3.50%, 10/15/32, Series GG	100,000	86,510
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	28,000	27,306
2.38%, 12/15/31	25,000	20,631
5.15%, 3/15/34	50,000	49,771
4.90%, 3/15/49	20,000	17,977
5.70%, 9/15/53	10,000	10,069
5.45%, 3/15/54	20,000	19,468
Martin Marietta Materials, Inc. 3.50%, 12/15/27	5,000	4,728
Masco Corp. 4.50%, 5/15/47	20,000	16,530
Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020(d)	25,000	17,403
Massachusetts Institute of Technology 3.89%, 7/1/2116	49,000	35,860
Mastercard, Inc.
3.50%, 2/26/28	31,000	29,582
2.00%, 11/18/31	100,000	81,863
3.80%, 11/21/46	25,000	19,937
Mayo Clinic 3.20%, 11/15/61, Series 2021	35,000	23,222
McCormick & Co., Inc. 4.20%, 8/15/47	20,000	16,445
McDonald's Corp.
3.70%, 2/15/42	29,000	22,823
4.45%, 3/1/47	135,000	113,713
Medtronic, Inc. 4.38%, 3/15/35	10,000	9,353
Merck & Co., Inc.
4.30%, 5/17/30(d)	100,000	96,840
4.50%, 5/17/33	15,000	14,428
4.15%, 5/18/43	50,000	42,514
5.00%, 5/17/53	15,000	14,040
Meta Platforms, Inc.
4.60%, 5/15/28(d)	15,000	14,895
4.80%, 5/15/30	10,000	9,964
3.85%, 8/15/32	100,000	92,405
4.95%, 5/15/33(d)	15,000	14,989
5.60%, 5/15/53	20,000	20,288
5.75%, 5/15/63	15,000	15,344
MetLife, Inc.
3.60%, 11/13/25	69,000	67,414
5.38%, 7/15/33(d)	10,000	10,066
5.70%, 6/15/35	32,000	32,724
Micron Technology, Inc.
4.98%, 2/6/26	50,000	49,592
5.88%, 9/15/33	25,000	25,608
Microsoft Corp.
3.40%, 6/15/27(e)	82,000	78,586
3.45%, 8/8/36	50,000	43,353
2.53%, 6/1/50	150,000	94,273
3.95%, 8/8/56	30,000	24,402
Mid-America Apartments LP 3.95%, 3/15/29(d)	25,000	23,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
MidAmerican Energy Co. 3.15%, 4/15/50	$9,000	$6,007
Molson Coors Beverage Co. 5.00%, 5/1/42(d)	30,000	27,465
Mondelez International, Inc. 2.75%, 4/13/30	100,000	88,046
Moody's Corp.
3.25%, 1/15/28	18,000	17,040
4.88%, 12/17/48	30,000	27,016
Morgan Stanley
4.35%, 9/8/26	121,000	118,321
3.59%, 7/22/28(c)	372,000	352,805
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(c)	139,000	131,762
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,076
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	13,701
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	52,902
5.42%, 7/21/34, (5.424% fixed rate until 7/21/33; Secured Overnight Financing Rate + 1.88% thereafter)(c)	20,000	19,808
3.97%, 7/22/38(c)	21,000	17,737
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(c)	50,000	37,342
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	50,000	31,491
Mosaic Co. 4.88%, 11/15/41	10,000	8,768
Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	20,828
Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	76,000	54,529
MPLX LP
4.00%, 3/15/28	18,000	17,186
4.70%, 4/15/48	125,000	103,715
Nasdaq, Inc. 3.95%, 3/7/52	103,000	76,977
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/25	10,000	9,712
3.40%, 2/7/28	5,000	4,723
3.90%, 11/1/28	18,000	17,099
4.02%, 11/1/32	18,000	16,398
NBCUniversal Media LLC 5.95%, 4/1/41	5,000	5,170
New York & Presbyterian Hospital 2.61%, 8/1/60	25,000	13,965
Newmont Corp. 4.88%, 3/15/42	20,000	18,317
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/26(e)	100,000	99,815
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25	15,000	15,028
1.90%, 6/15/28	25,000	21,988
3.50%, 4/1/29	145,000	134,193
3.00%, 1/15/52	75,000	47,491
NIKE, Inc.
2.38%, 11/1/26	25,000	23,513
2.85%, 3/27/30	17,000	15,233
3.88%, 11/1/45	5,000	4,028
3.38%, 11/1/46	20,000	14,719
NiSource, Inc.
0.95%, 8/15/25	54,000	51,113
3.49%, 5/15/27	10,000	9,514
5.25%, 2/15/43	12,000	11,111
4.38%, 5/15/47	25,000	20,396
3.95%, 3/30/48	18,000	13,601
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	21,754
4.05%, 8/15/52	5,000	3,851
3.70%, 3/15/53	25,000	18,050
5.35%, 8/1/54(d)	10,000	9,527
Northern Trust Corp. 3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.395% thereafter)(c)	25,000	23,494
Northrop Grumman Corp.
3.20%, 2/1/27	53,000	50,575
4.70%, 3/15/33	100,000	96,225
NOV, Inc. 3.95%, 12/1/42	13,000	9,804
NSTAR Electric Co. 4.95%, 9/15/52	25,000	22,482
NVIDIA Corp.
2.85%, 4/1/30	10,000	9,021
3.50%, 4/1/50(d)	50,000	38,288
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery 2.67%, 10/1/50, Series 2020	16,000	9,927
NYU Langone Hospitals 3.38%, 7/1/55, Series 2020	25,000	17,131
O'Reilly Automotive, Inc.
3.55%, 3/15/26	17,000	16,474
3.90%, 6/1/29(d)	13,000	12,285
Occidental Petroleum Corp.
8.88%, 7/15/30	10,000	11,484
6.63%, 9/1/30	10,000	10,454
6.13%, 1/1/31	10,000	10,228
6.45%, 9/15/36	15,000	15,640
6.60%, 3/15/46	10,000	10,488
Oglethorpe Power Corp. 5.95%, 11/1/39	70,000	69,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Ohio Power Co. 1.63%, 1/15/31, Series Q	$78,000	$62,145
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	17,401
4.75%, 1/15/28	23,000	22,147
3.63%, 10/1/29	41,000	36,516
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	25,000	23,495
4.55%, 9/15/32	100,000	95,115
ONEOK, Inc.
4.00%, 7/13/27	18,000	17,326
4.55%, 7/15/28	50,000	48,558
6.05%, 9/1/33	10,000	10,246
4.20%, 10/3/47	38,000	29,349
5.20%, 7/15/48	50,000	44,399
6.63%, 9/1/53	15,000	16,054
Oracle Corp.
2.65%, 7/15/26	136,000	128,486
3.25%, 11/15/27	17,000	15,970
4.90%, 2/6/33	117,000	113,127
4.30%, 7/8/34	50,000	45,329
5.38%, 7/15/40	10,000	9,511
4.00%, 11/15/47	110,000	83,577
Orlando Health Obligated Group 3.33%, 10/1/50	38,000	27,189
Owens Corning 4.30%, 7/15/47(d)	23,000	18,763
PACCAR Financial Corp. 1.10%, 5/11/26	50,000	46,341
Pacific Gas & Electric Co.
2.95%, 3/1/26	14,000	13,366
2.50%, 2/1/31	125,000	103,037
6.40%, 6/15/33	50,000	51,958
PacifiCorp
4.10%, 2/1/42	50,000	39,155
3.30%, 3/15/51	100,000	64,103
5.50%, 5/15/54(d)	10,000	9,172
Packaging Corp. of America 3.40%, 12/15/27	25,000	23,633
Paramount Global
3.38%, 2/15/28	5,000	4,497
4.85%, 7/1/42	15,000	11,155
4.90%, 8/15/44	5,000	3,597
4.60%, 1/15/45	50,000	34,738
4.95%, 5/19/50	20,000	14,430
Parker-Hannifin Corp.
4.25%, 9/15/27(d)	75,000	72,934
3.25%, 6/14/29	13,000	11,899
6.25%, 5/15/38, Series A	15,000	15,940
PayPal Holdings, Inc. 1.65%, 6/1/25	100,000	96,331
PeaceHealth Obligated Group 4.79%, 11/15/48, Series 2018	20,000	17,397
PECO Energy Co. 3.90%, 3/1/48	20,000	15,756
PepsiCo, Inc.
2.63%, 3/19/27	14,000	13,162
3.00%, 10/15/27	8,000	7,536
2.75%, 3/19/30	30,000	26,694
3.90%, 7/18/32	75,000	69,643
3.38%, 7/29/49	20,000	14,517
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	25,000	24,667
4.45%, 5/19/28	35,000	34,269
4.65%, 5/19/30	25,000	24,458
4.75%, 5/19/33	40,000	38,717
5.34%, 5/19/63	35,000	32,906
Pfizer, Inc.
3.00%, 12/15/26	10,000	9,542
3.60%, 9/15/28(d)	50,000	47,762
4.10%, 9/15/38	36,000	31,684
7.20%, 3/15/39	39,000	45,950
PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/49, Series A-4	75,000	71,730
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	99,061
2.10%, 5/1/30	75,000	63,227
1.75%, 11/1/30	30,000	24,286
4.88%, 11/15/43	32,000	28,522
Phillips 66
3.90%, 3/15/28	11,000	10,508
5.88%, 5/1/42	47,000	47,689
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,178
Pilgrim's Pride Corp. 6.25%, 7/1/33	30,000	30,435
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	15,000	14,666
6.65%, 1/15/37	48,000	50,663
PNC Financial Services Group, Inc.
5.81%, 6/12/26, (5.812% fixed rate until 6/12/25; Secured Overnight Financing Rate + 1.322% thereafter)(c)(d)	10,000	10,017
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(c)	10,000	10,244
3.45%, 4/23/29	20,000	18,469
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)(d)	20,000	20,127
2.55%, 1/22/30	85,000	73,916
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	21,692
PPG Industries, Inc. 1.20%, 3/15/26	25,000	23,221
PPL Electric Utilities Corp. 5.00%, 5/15/33	100,000	98,265
Procter & Gamble Co.
2.80%, 3/25/27	25,000	23,719
3.00%, 3/25/30(d)	35,000	32,008
Progressive Corp.
3.00%, 3/15/32	25,000	21,579
3.95%, 3/26/50	12,000	9,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Prologis LP
1.25%, 10/15/30	$60,000	$47,573
5.25%, 6/15/53	40,000	37,797
Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	33,000	25,237
Prudential Financial, Inc.
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.929% thereafter)(c)(d)	5,000	4,906
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)(d)	80,000	78,235
Public Service Co. of Colorado 3.60%, 9/15/42	115,000	87,673
Public Service Electric & Gas Co. 3.60%, 12/1/47	86,000	64,348
Public Service Enterprise Group, Inc. 5.20%, 4/1/29	150,000	149,065
Public Storage Operating Co. 5.35%, 8/1/53	25,000	24,151
PVH Corp. 4.63%, 7/10/25	25,000	24,660
QUALCOMM, Inc.
1.65%, 5/20/32	5,000	3,903
4.65%, 5/20/35	62,000	60,122
4.50%, 5/20/52(d)	50,000	43,123
Quanta Services, Inc. 2.90%, 10/1/30	25,000	21,825
Radian Group, Inc. 4.88%, 3/15/27	25,000	24,384
Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	24,377
Realty Income Corp.
3.00%, 1/15/27	5,000	4,725
3.95%, 8/15/27(d)	5,000	4,818
4.90%, 7/15/33	45,000	42,936
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	70,000	42,878
Reliance, Inc. 1.30%, 8/15/25	25,000	23,759
Republic Services, Inc. 6.20%, 3/1/40	50,000	53,437
Rockwell Automation, Inc. 4.20%, 3/1/49	13,000	10,805
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	28,949
1.40%, 9/15/27	18,000	15,938
RTX Corp.
3.95%, 8/16/25	25,000	24,564
5.75%, 11/8/26	10,000	10,102
3.50%, 3/15/27	50,000	47,875
6.00%, 3/15/31	10,000	10,388
6.10%, 3/15/34	10,000	10,473
4.80%, 12/15/43	5,000	4,461
4.35%, 4/15/47	56,000	46,237
4.05%, 5/4/47	35,000	27,580
6.40%, 3/15/54	15,000	16,374
S&P Global, Inc. 2.90%, 3/1/32	70,000	60,213
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,099
5.00%, 3/15/27	12,000	11,901
4.20%, 3/15/28	75,000	72,307
Sabra Health Care LP
5.13%, 8/15/26	28,000	27,492
3.90%, 10/15/29	10,000	8,946
Salesforce, Inc.
3.70%, 4/11/28(d)	8,000	7,682
2.70%, 7/15/41	25,000	17,460
San Diego Gas & Electric Co. 3.70%, 3/15/52	75,000	54,461
Sempra 5.40%, 8/1/26	25,000	24,971
Sherwin-Williams Co.
4.25%, 8/8/25	100,000	98,618
2.95%, 8/15/29	10,000	8,964
4.50%, 6/1/47	5,000	4,245
3.80%, 8/15/49	5,000	3,768
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	65,000	62,083
Simon Property Group LP
3.30%, 1/15/26	5,000	4,839
3.25%, 11/30/26	23,000	21,955
3.38%, 6/15/27	100,000	95,172
6.25%, 1/15/34(d)	50,000	52,652
Southern California Edison Co.
4.65%, 10/1/43	69,000	59,662
4.88%, 3/1/49, Series B	83,000	72,448
Southern California Gas Co.
2.95%, 4/15/27	25,000	23,542
5.75%, 6/1/53	50,000	49,589
Southern Co.
3.25%, 7/1/26	67,000	64,343
4.40%, 7/1/46	75,000	63,088
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	100,000	96,632
Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	17,363
Southern Power Co. 0.90%, 1/15/26	35,000	32,533
Southwest Airlines Co. 5.13%, 6/15/27	37,000	36,767
Southwest Gas Corp. 3.80%, 9/29/46	25,000	18,757
Southwestern Electric Power Co. 3.25%, 11/1/51	75,000	47,908
Sprint Capital Corp. 6.88%, 11/15/28	100,000	105,745
Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	14,289
Stanley Black & Decker, Inc. 2.75%, 11/15/50	54,000	30,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Starbucks Corp.
2.45%, 6/15/26	$5,000	$4,736
2.00%, 3/12/27	70,000	64,378
4.00%, 11/15/28(d)	5,000	4,797
3.50%, 11/15/50(d)	50,000	35,233
State Street Corp.
5.27%, 8/3/26	10,000	10,003
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,515
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	70,930
Steel Dynamics, Inc. 3.45%, 4/15/30(d)	90,000	81,778
Sutter Health 3.16%, 8/15/40, Series 20A	85,000	64,735
Synchrony Financial
3.70%, 8/4/26	5,000	4,751
5.15%, 3/19/29	36,000	34,537
Sysco Corp.
3.30%, 7/15/26	63,000	60,494
6.60%, 4/1/50	25,000	27,880
T-Mobile USA, Inc.
5.38%, 4/15/27	60,000	60,092
4.95%, 3/15/28	50,000	49,490
4.80%, 7/15/28	10,000	9,839
3.38%, 4/15/29	50,000	45,918
5.20%, 1/15/33	50,000	49,250
5.75%, 1/15/34	10,000	10,240
5.75%, 1/15/54	10,000	9,954
6.00%, 6/15/54	10,000	10,335
5.80%, 9/15/62	100,000	99,776
Tampa Electric Co. 4.45%, 6/15/49	65,000	54,049
Tapestry, Inc.
4.13%, 7/15/27	14,000	13,333
7.70%, 11/27/30	10,000	10,457
7.85%, 11/27/33	10,000	10,549
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,316
6.50%, 3/30/34	10,000	10,558
Target Corp.
2.50%, 4/15/26	129,000	123,368
4.00%, 7/1/42(d)	35,000	29,590
Teledyne FLIR LLC 2.50%, 8/1/30	25,000	21,111
Texas Instruments, Inc.
2.90%, 11/3/27	27,000	25,352
4.15%, 5/15/48	64,000	53,064
5.05%, 5/18/63	10,000	9,336
Thermo Fisher Scientific, Inc. 5.09%, 8/10/33	10,000	9,928
Time Warner Cable LLC
6.75%, 6/15/39	80,500	78,014
5.88%, 11/15/40	25,000	21,626
TJX Cos., Inc. 3.88%, 4/15/30	20,000	18,874
Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	49,160
Toyota Motor Credit Corp.
4.45%, 5/18/26	10,000	9,865
5.00%, 3/19/27, Series B	50,000	49,928
4.55%, 9/20/27	150,000	147,964
3.05%, 1/11/28	15,000	14,051
2.15%, 2/13/30	30,000	25,722
5.55%, 11/20/30	10,000	10,241
1.65%, 1/10/31	55,000	44,353
TPG Operating Group II LP 5.88%, 3/5/34	50,000	49,933
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	45,000	42,806
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	13,042
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,053
4.30%, 8/25/45	50,000	42,558
2.55%, 4/27/50	10,000	6,077
Trinity Health Corp. 2.63%, 12/1/40, Series 2021	40,000	28,076
Truist Bank 4.05%, 11/3/25	25,000	24,545
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	15,114
1.13%, 8/3/27	56,000	49,254
3.88%, 3/19/29(d)	65,000	60,393
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,063
Tucson Electric Power Co. 1.50%, 8/1/30	73,000	58,782
TWDC Enterprises 18 Corp.
4.38%, 8/16/41	10,000	8,728
3.70%, 12/1/42	5,000	3,986
3.00%, 7/30/46	48,000	32,639
Tyson Foods, Inc. 4.88%, 8/15/34(d)	28,000	26,361
U.S. Bancorp
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	150,000	150,273
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(c)	60,000	61,772
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(c)	125,000	121,724
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	15,000	15,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	$15,000	$15,127
UDR, Inc. 2.10%, 8/1/32	25,000	19,343
Union Electric Co. 2.95%, 6/15/27	18,000	16,878
Union Pacific Corp.
3.75%, 7/15/25	5,000	4,921
3.25%, 8/15/25	25,000	24,393
2.75%, 3/1/26	5,000	4,796
4.00%, 4/15/47	19,000	15,194
3.84%, 3/20/60	108,000	79,258
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	198,121	194,008
5.80%, 7/15/37, Series 2023-1, Class A	110,000	110,125
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	4,702
3.05%, 11/15/27	18,000	16,913
6.20%, 1/15/38	15,000	16,286
3.40%, 11/15/46	5,000	3,729
UnitedHealth Group, Inc.
3.10%, 3/15/26	34,000	32,833
3.88%, 12/15/28	18,000	17,195
4.25%, 1/15/29	100,000	96,840
4.20%, 5/15/32	75,000	70,246
5.95%, 2/15/41	130,000	136,284
3.75%, 10/15/47	40,000	30,653
4.45%, 12/15/48	15,000	12,801
5.38%, 4/15/54	50,000	48,535
5.20%, 4/15/63	60,000	55,746
University of Southern California 3.84%, 10/1/47, Series 2017	55,000	45,020
Unum Group 4.50%, 12/15/49	50,000	39,167
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	40,000	38,599
Ventas Realty LP 4.75%, 11/15/30	14,000	13,369
VeriSign, Inc. 4.75%, 7/15/27	8,000	7,840
Verisk Analytics, Inc. 4.13%, 3/15/29	50,000	47,695
Verizon Communications, Inc.
4.33%, 9/21/28	100,000	96,959
4.02%, 12/3/29	20,000	18,886
1.68%, 10/30/30	66,000	53,246
5.05%, 5/9/33	10,000	9,839
4.50%, 8/10/33	80,000	75,070
3.40%, 3/22/41	100,000	76,541
2.88%, 11/20/50	85,000	53,585
Viatris, Inc.
2.70%, 6/22/30	10,000	8,422
3.85%, 6/22/40	30,000	21,913
4.00%, 6/22/50	25,000	16,897
Virginia Electric & Power Co.
5.30%, 8/15/33	100,000	99,078
8.88%, 11/15/38	15,000	19,523
Visa, Inc.
2.75%, 9/15/27	63,000	58,986
3.65%, 9/15/47	59,000	45,851
Vulcan Materials Co. 3.50%, 6/1/30	131,000	119,002
Walmart, Inc.
3.55%, 6/26/25	69,000	67,816
3.95%, 9/9/27	25,000	24,371
4.10%, 4/15/33(d)	50,000	47,373
5.25%, 9/1/35	50,000	51,368
4.05%, 6/29/48	40,000	33,246
Walt Disney Co.
3.50%, 5/13/40	55,000	43,738
2.75%, 9/1/49	50,000	31,684
Warnermedia Holdings, Inc.
3.76%, 3/15/27	35,000	33,216
4.05%, 3/15/29	15,000	13,822
4.28%, 3/15/32	40,000	35,024
5.05%, 3/15/42	40,000	33,091
5.39%, 3/15/62	25,000	19,692
Washington University 3.52%, 4/15/54, Series 2022	39,000	29,444
Waste Management, Inc. 4.63%, 2/15/30	100,000	98,017
Wells Fargo & Co.
3.00%, 4/22/26	228,000	218,362
3.20%, 6/17/27, (3.196% fixed rate until 6/17/26; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(c)	25,000	23,907
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	159,000	151,117
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	25,867
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	30,000	31,931
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	250,000	228,250
Welltower OP LLC
4.00%, 6/1/25	68,000	67,074
4.25%, 4/1/26	28,000	27,406
4.25%, 4/15/28	40,000	38,510
2.75%, 1/15/31	25,000	21,396
Western Midstream Operating LP 6.35%, 1/15/29	50,000	51,524
Western Union Co. 2.75%, 3/15/31	75,000	62,398
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	36,000	34,333
Westlake Corp. 5.00%, 8/15/46	10,000	8,878
Williams Cos., Inc.
3.75%, 6/15/27	10,000	9,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
7.50%, 1/15/31, Series A	$36,000	$39,664
6.30%, 4/15/40	10,000	10,374
5.75%, 6/24/44	50,000	48,970
WRKCo, Inc. 3.90%, 6/1/28	50,000	47,457
WW Grainger, Inc. 3.75%, 5/15/46	25,000	19,459
Wyeth LLC 5.95%, 4/1/37	10,000	10,501
Xylem, Inc. 3.25%, 11/1/26	5,000	4,768
Total United States		35,588,746
TOTAL CORPORATE BONDS (Cost: $43,862,073)		40,454,509
FOREIGN GOVERNMENT AGENCIES - 0.8%
Canada - 0.1%
Province of Alberta 1.30%, 7/22/30	60,000	49,010
Province of British Columbia
2.25%, 6/2/26, Series 9	25,000	23,704
4.80%, 11/15/28	15,000	15,019
Province of New Brunswick 3.63%, 2/24/28	20,000	19,080
Province of Ontario 1.13%, 10/7/30	50,000	40,089
Province of Quebec
2.50%, 4/20/26	25,000	23,871
7.50%, 9/15/29, Series PD	31,000	34,841
Total Canada		205,614
Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
0.63%, 1/22/26	350,000	326,029
3.63%, 4/1/26	120,000	117,188
4.13%, 7/15/33	35,000	33,728
5.48%, 4/18/36(a)	50,000	28,617
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	145,000	135,742
2.50%, 11/15/27, Series 37	26,000	24,154
Total Germany		665,458
Japan - 0.1%
Japan Bank for International Cooperation 4.63%, 7/19/28	200,000	198,354
South Korea - 0.2%
Korea Development Bank 4.50%, 2/15/29	220,000	216,577
Sweden - 0.0%
Svensk Exportkredit AB 5.37%, 5/11/37, Series D(a)	50,000	25,630
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,374,075)		1,311,633
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Chile - 0.1%
Chile Government International Bonds 3.50%, 1/25/50	150,000	107,121
Indonesia - 0.1%
Indonesia Government International Bonds 3.50%, 2/14/50	165,000	120,638
Italy - 0.0%
Republic of Italy Government International Bonds 5.38%, 6/15/33	63,000	61,670
Mexico - 0.2%
Mexico Government International Bonds
6.75%, 9/27/34, Series A	25,000	26,349
6.05%, 1/11/40, Series A	30,000	29,245
4.28%, 8/14/41	200,000	157,150
5.75%, 10/12/2110	78,000	65,412
Total Mexico		278,156
Panama - 0.2%
Panama Government International Bonds
8.88%, 9/30/27	133,000	143,459
6.70%, 1/26/36	150,000	144,398
Total Panama		287,857
Peru - 0.1%
Peru Government International Bonds
4.13%, 8/25/27	69,000	66,339
2.78%, 1/23/31	50,000	42,262
8.75%, 11/21/33	25,000	30,083
3.00%, 1/15/34	50,000	40,173
5.63%, 11/18/50	25,000	24,129
3.23%, 7/28/2121	40,000	22,131
Total Peru		225,117
Philippines - 0.1%
Philippines Government International Bonds 5.00%, 7/17/33	200,000	196,502
Poland - 0.2%
Republic of Poland Government International Bonds
4.88%, 10/4/33	175,000	169,349
5.13%, 9/18/34	50,000	48,787
5.50%, 3/18/54	50,000	48,146
Total Poland		266,282
Uruguay - 0.0%
Uruguay Government International Bonds 4.98%, 4/20/55	64,000	58,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,797,572)		$1,601,429
SUPRANATIONAL BONDS - 1.4%
Asian Development Bank
0.50%, 2/4/26	$75,000	69,631
2.50%, 11/2/27	20,000	18,618
4.50%, 8/25/28	30,000	29,831
0.75%, 10/8/30	25,000	19,781
4.13%, 1/12/34	175,000	168,416
Corp. Andina de Fomento 2.25%, 2/8/27	50,000	46,209
Council of Europe Development Bank 3.75%, 5/25/26	10,000	9,775
European Investment Bank
4.38%, 3/19/27	400,000	395,936
2.38%, 5/24/27	53,000	49,614
3.75%, 2/14/33	50,000	47,093
4.88%, 2/15/36	25,000	25,452
Inter-American Development Bank
0.63%, 7/15/25	270,000	256,727
3.50%, 4/12/33	175,000	160,762
3.20%, 8/7/42	25,000	19,804
International Bank for Reconstruction & Development
2.50%, 7/29/25	659,000	639,553
3.13%, 6/15/27	25,000	23,882
2.50%, 11/22/27	144,000	134,031
0.88%, 5/14/30	168,000	135,699
4.00%, 7/25/30	25,000	24,213
4.75%, 11/14/33	25,000	25,289
TOTAL SUPRANATIONAL BONDS (Cost: $2,409,629)		2,300,316
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
United States - 1.6%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	65,731
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	95,679
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	98,578
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	80,858
Barclays Commercial Mortgage Trust 2.99%, 11/15/52, Series 2019-C5, Class ASB	100,000	94,549
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	45,527
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	129,805
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	43,718
4.44%, 5/15/55, Series 2022-B35, Class A5^(c)	30,000	27,637
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2^(c)	20,000	19,207
3.19%, 9/25/27, Series K069, Class A2^(c)	140,000	132,596
3.25%, 11/25/27, Series K072, Class A1	45,290	43,732
3.69%, 1/25/29, Series K088, Class A2	115,000	109,181
2.52%, 10/25/29, Series K101, Class A2	50,000	44,512
2.54%, 10/25/29, Series K102, Class A2	60,000	53,485
2.13%, 11/25/31, Series K136, Class A2	150,000	124,221
2.35%, 11/25/31, Series K137, Class A2^(c)	35,000	29,414
3.00%, 6/25/32, Series K147, Class A2^(c)	60,000	52,412
4.35%, 1/25/33, Series K154, Class A2^(c)	75,000	71,948
4.20%, 5/25/33, Series K157, Class A2	50,000	47,390
1.24%, 1/25/35, Series K1516, Class A1	84,176	66,615
Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	45,115	42,924
2.47%, 12/25/26, Series 2017-M3, Class A2^(c)	33,006	31,044
3.06%, 3/25/28, Series 2018-M4, Class A2^(c)	18,869	17,737
3.55%, 9/25/28, Series 2019-M1, Class A2^(c)	21,574	20,505
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	88,551
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	121,544
3.61%, 2/25/31, Series 2019-M4, Class A2	4,188	3,870
1.71%, 11/25/31, Series 2022-M3, Class A2^(c)	50,000	40,044
3.77%, 8/25/32, Series 2023-M4, Class A2^(c)	50,000	46,154
GS Mortgage Securities Trust
3.00%, 9/10/52, Series 2019-GC42, Class A4	50,000	44,470
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	86,530
Morgan Stanley Bank of America Merrill Lynch Trust 3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	85,047
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	88,778
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	81,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	$50,000	$47,108
4.08%, 12/15/51, Series 2018-C15, Class A3	17,669	16,609
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	94,718
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	63,224
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	79,979
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,878,931)		2,577,451
MUNICIPAL BONDS - 0.7%
United States - 0.7%
California Earthquake Authority 5.60%, 7/1/27, Series A	150,000	149,889
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	48,515	53,541
City of Houston 3.96%, 3/1/47	50,000	42,308
Commonwealth of Massachusetts 4.11%, 7/15/31, Series B	98,914	96,172
Dallas Fort Worth International Airport 4.51%, 11/1/51, Series A	100,000	88,278
Louisiana Local Government Environmental Facilities & Community Development Authority 3.62%, 2/1/29, Series A	68,090	66,498
New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	45,131
New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	100,000	96,385
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	103,531
4.81%, 10/15/65, Series 192	25,000	23,141
Port of Morrow 2.54%, 9/1/40, Series 1	20,000	14,406
Sales Tax Securitization Corp. 3.82%, 1/1/48, Series B	100,000	78,941
State of California 7.55%, 4/1/39	90,000	107,709
State of Mississippi 5.25%, 11/1/34, Series F	75,000	74,917
Texas Transportation Commission State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	49,731
University of California 3.35%, 7/1/29, Series BD	10,000	9,288
University of Michigan 3.50%, 4/1/52, Series A	50,000	37,842
TOTAL MUNICIPAL BONDS (Cost: $1,352,871)		1,137,708
ASSET-BACKED SECURITIES - 0.5%
United States - 0.5%
American Express Credit Account Master Trust 4.87%, 5/15/28, Series 2023-1, Class A	150,000	149,064
Citibank Credit Card Issuance Trust 3.96%, 10/13/30, Series 2018-A7, Class A7	100,000	95,814
Discover Card Execution Note Trust 5.03%, 10/15/27, Series 2022-A4, Class A	35,000	34,824
GM Financial Consumer Automobile Receivables Trust 4.86%, 6/18/29, Series 2024-1, Class A4	125,000	123,826
Honda Auto Receivables Owner Trust 4.91%, 9/17/29, Series 2023-2, Class A4	70,000	69,405
Toyota Auto Receivables Owner Trust 4.71%, 2/15/28, Series 2023-B, Class A3	100,000	98,931
Verizon Master Trust 3.67%, 1/22/29, Series 2022-6, Class A	100,000	98,002
Volkswagen Auto Loan Enhanced Trust 1.26%, 10/20/28, Series 2021-1, Class A4	100,000	95,438
TOTAL ASSET-BACKED SECURITIES (Cost: $777,522)		765,304
REPURCHASE AGREEMENT - 1.3%
United States - 1.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 6/3/24; Proceeds at maturity - $2,220,981 (fully collateralized by Ginnie Mae II Single Family, 6.00% - 7.50% due 4/20/54; Market value including accrued interest - $2,332,002) (Cost: $2,220,000)	2,220,000	2,220,000

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

Investments in Long Securities	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f) (Cost: $348,452)	348,452	$348,452
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS - 101.9% (Cost: $179,826,998)		168,863,461
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS - (0.4)%
Federal National Mortgage Association - (0.0)%
3.50%, 6/1/39(b)	$(25,000)	(23,504)
3.50%, 7/1/54(b)	(25,000)	(21,904)
Total Federal National Mortgage Association		(45,408)
Government National Mortgage Association - (0.1)%
2.50%, 6/20/54(b)	(75,000)	(62,480)
Uniform Mortgage-Backed Securities - (0.3)%
2.50%, 6/1/39(b)	(25,000)	(22,457)
3.00%, 6/1/39(b)	(100,000)	(91,981)
2.00%, 6/1/54(b)	(225,000)	(173,622)
2.50%, 6/1/54(b)	(75,000)	(60,564)
3.00%, 6/1/54(b)	(25,000)	(21,022)
2.00%, 7/1/54(b)	(50,000)	(38,627)
2.50%, 7/1/54(b)	(50,000)	(40,408)
3.00%, 7/1/54(b)	(25,000)	(21,034)
4.00%, 7/1/54(b)	(25,000)	(22,691)
Total Uniform Mortgage-Backed Securities		(492,406)
TOTAL U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS (Proceeds: $599,754)		(600,294)
Other Assets less Liabilities - (1.5)%		(2,483,239)
NET ASSETS - 100.0%		$165,779,928
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2024.
(b)	To-be-announced ("TBA") security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(d)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $2,851,634 and the total market value of the collateral held by the Fund was $2,934,806. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,586,354.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	202	9/30/24	$(41,148,031)	$8,507
5 Year U.S. Treasury Note	904	9/30/24	(95,640,375)	128,648
U.S. Treasury Ultra Long Term Bond	82	9/19/24	(10,039,875)	87,953
Ultra 10 Year U.S. Treasury Note	426	9/19/24	(47,725,313)	169,406
			$(194,553,594)	$394,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$44,955,554	$—	$44,955,554
U.S. Government Obligations	—	71,191,105	—	71,191,105
Corporate Bonds	—	40,454,509	—	40,454,509
Foreign Government Agencies	—	1,311,633	—	1,311,633
Foreign Government Obligations	—	1,601,429	—	1,601,429
Supranational Bonds	—	2,300,316	—	2,300,316
Commercial Mortgage-Backed Securities	—	2,577,451	—	2,577,451
Municipal Bonds	—	1,137,708	—	1,137,708
Asset-Backed Securities	—	765,304	—	765,304
Repurchase Agreement	—	2,220,000	—	2,220,000
Investment of Cash Collateral for Securities Loaned	—	348,452	—	348,452
Total Investments in Securities	$—	$168,863,461	$—	$168,863,461
Financial Derivative Instruments
Futures Contracts[1]	$394,514	$—	$—	$394,514
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(600,294)	$—	$(600,294)
Total - Net	$394,514	$168,263,167	$—	$168,657,681
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2024

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 2.5%
Cayman Islands - 2.5%
Apidos CLO XXXVI Ltd. 7.59%, 7/20/34, Series 2021-36A, Class C, (7.586% fixed rate until 7/20/24; 3-month Secured Overnight Financing Rate + 2.262% thereafter)(a)(b)	$350,000	$350,670
Ballyrock CLO 14 Ltd. 7.89%, 1/20/34, Series 2020-14A, Class B, (7.886% fixed rate until 7/20/24; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	250,000	250,447
LCM 28 Ltd. 7.74%, 10/20/30, Series 28A, Class C, (7.736% fixed rate until 7/20/24; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	400,000	399,918
LCM XVIII LP 7.44%, 4/20/31, Series 18A, Class CR, (7.436% fixed rate until 7/20/24; 3-month Secured Overnight Financing Rate + 2.112% thereafter)(a)(b)	300,000	300,102
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,287,352)		1,301,137
COLLATERALIZED MORTGAGE OBLIGATIONS - 32.5%
Chase Home Lending Mortgage Trust 6.50%, 1/25/55, Series 2024-1, Class A9^(a)(b)	387,111	386,025
CIM Trust 2.50%, 4/25/51, Series 2021-J2, Class A19^(a)(b)	293,469	228,213
Federal Home Loan Mortgage Corp. REMICs
4.50%, 7/15/25, Series 3000, Class BC	2,862	2,832
4.00%, 5/15/28, Series 4669, Class EV	163,795	161,230
6.00%, 7/15/29, Series 2175, Class TH	21,311	21,260
6.00%, 5/15/32, Series 2448, Class ZQ	30,129	30,107
3.00%, 8/15/32, Series 4092, Class AY	200,000	184,745
6.00%, 8/15/32, Series 2485, Class WG	12,942	13,121
5.50%, 11/15/32, Series 2519, Class ZD	62,356	62,774
5.50%, 11/15/32, Series 2520, Class PH	89,452	90,041
5.50%, 6/15/34, Series 2810, Class ME	21,306	21,482
5.89%, 6/15/34, Series 2812, Class MF^(b)	110,525	110,050
5.50%, 9/15/34, Series 2861, Class Z	23,366	23,596
5.00%, 11/15/34, Series 2893, Class PE	143,346	142,265
6.00%, 11/15/36, Series 3244, Class LZ	151	147
5.00%, 4/15/40, Series 3658, Class CZ, PIK	381,715	370,238
4.50%, 9/15/40, Series 3726, Class QZ	222,392	212,286
4.00%, 1/15/41, Series 4179, Class AZ	368,295	349,055
3.50%, 5/15/41, Series 4229, Class MA	122,201	116,800
3.00%, 12/15/41, Series 4273, Class GM	45,823	43,145
4.00%, 5/15/42, Series 4048, Class CE	150,000	136,358
4.50%, 9/15/42, Series 4671, Class JM	1,786	1,780
3.00%, 11/15/42, Series 4136, Class ZG, PIK	423,415	370,879
3.00%, 5/15/43, Series 4322, Class DJ	39,295	37,740
4.50%, 12/15/43, Series 4283, Class EW^(b)	98,813	96,084
3.00%, 6/15/44, Series 4483, Class CA	141,710	132,092
2.25%, 8/15/44, Series 4406, Class AC	58,539	50,297
3.50%, 9/15/46, Series 4774, Class LP	164,338	156,324
3.00%, 4/25/49, Series 4908, Class BD	291,702	254,046
4.00%, 12/15/50, Series 4577, Class HM^(b)	518,646	480,141
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	574,548	519,816
4.00%, 8/25/56, Series 2017-2, Class M1^(a)(b)	489,338	482,053
4.75%, 5/25/57, Series 2018-1, Class M^(b)	226,336	216,067
3.00%, 8/25/57, Series 2018-3, Class HT	128,254	108,491
2.50%, 5/25/60, Series 2020-3, Class M5TU	304,765	261,520
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.50%, 12/25/46, Series 2017-SC01, Class 2A	315,030	269,856
Federal National Mortgage Association Connecticut Avenue Securities 8.42%, 3/25/42, Series 2022-R04, Class 1M2^(a)(b)	500,000	521,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2024

Investments	Principal Amount	Value
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	$55,676	$54,647
2.00%, 11/25/30, Series 2015-93, Class AD	74,007	70,026
6.50%, 10/25/31, Series 2001-52, Class YZ	15,909	16,236
3.00%, 6/25/33, Series 2014-36, Class QA	27,801	26,824
4.00%, 8/25/33, Series 2014-58, Class VM	54,153	53,537
6.00%, 1/25/34, Series 2003-130, Class HZ	773,352	784,248
4.50%, 10/25/34, Series 2004-75, Class ZG	4,527	4,412
5.69%, 5/25/35, Series 2005-40, Class FB^(b)	42,632	42,303
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	121,619	116,486
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	214,726	221,356
4.50%, 10/25/36, Series 2009-19, Class PW	24,231	23,599
5.69%, 12/25/36, Series 2006-120, Class PF^(b)	37,559	37,089
5.50%, 2/25/37, Series 2007-6, Class PA	9,030	9,059
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	283,802	256,856
5.00%, 4/25/37, Series 2007-26, Class JZ	149,590	148,105
5.00%, 3/25/38, Series 2008-16, Class EA	4,947	4,796
6.00%, 8/25/39, Series 2009-62, Class Z	268,825	273,735
5.00%, 11/25/39, Series 2009-89, Class PH	115,393	114,520
3.50%, 5/25/40, Series 2010-43, Class MC	89,396	86,594
5.00%, 7/25/40, Series 2010-80, Class PZ	222,621	221,740
5.00%, 9/25/40, Series 2010-102, Class PN	386,313	382,442
3.00%, 2/25/41, Series 2011-134, Class NJ	31,859	30,695
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,302	11,642
5.00%, 6/25/41, Series 2011-52, Class GB	112,100	111,224
5.25%, 9/25/41, Series 2011-84, Class PZ	303,059	303,397
1.75%, 6/25/42, Series 2013-37, Class JA	95,518	90,185
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	182,093
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	81,239	65,254
3.00%, 3/25/44, Series 2015-42, Class CA	154,070	142,967
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	526,432	460,032
3.00%, 3/25/46, Series 2016-9, Class D	127,123	112,354
2.50%, 9/25/46, Series 2016-63, Class CA	33,321	25,611
Flagstar Mortgage Trust 2.50%, 9/25/51, Series 2021-8INV, Class A6^(a)(b)	495,817	426,332
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	115,037	113,531
5.00%, 4/20/34, Series 2004-31, Class ZB	134,839	132,641
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	152,266
5.50%, 4/20/37, Series 2007-24, Class PC	24,846	24,685
5.50%, 5/20/38, Series 2008-42, Class QB	45,630	45,792
2.00%, 8/20/39, Series 2011-52, Class KY	36,481	34,341
6.00%, 8/20/39, Series 2009-64, Class KZ	423,088	446,240
4.00%, 4/20/40, Series 2011-69, Class HW	30,968	30,826
4.50%, 9/16/40, Series 2010-125, Class BZ	186,090	185,394
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	173,348
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	115,711
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	675,355	612,613
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	220,072
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	345,734	284,634
JP Morgan Mortgage Trust
3.60%, 5/25/45, Series 2015-3, Class B3^(a)(b)	90,644	82,198
2.94%, 7/25/51, Series 2021-3, Class B1^(a)(b)	216,294	171,129
2.50%, 8/25/52, Series 2022-2, Class A25A^(a)(b)	391,892	304,516
Mello Mortgage Capital Acceptance 2.50%, 8/25/51, Series 2021-INV2, Class A3^(a)(b)	494,286	389,015
Provident Funding Mortgage Trust 3.24%, 2/25/50, Series 2020-1, Class B1^(a)(b)	360,381	296,475
Rate Mortgage Trust 3.00%, 1/25/52, Series 2022-J1, Class A19^(a)(b)	663,089	536,529
RCKT Mortgage Trust 3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	114,505	94,950
Seasoned Loans Structured Transaction 3.50%, 6/25/28, Series 2018-1, Class A1	260,367	244,120
Sequoia Mortgage Trust 4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	126,314	114,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2024

Investments	Principal Amount	Value
Verus Securitization Trust 3.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	$300,000	$291,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $18,251,158)		16,673,033
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%
United States - 6.5%
Benchmark Mortgage Trust 2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	235,304
BX Commercial Mortgage Trust 6.84%, 5/15/34, Series 2024-KING, Class A^(a)(b)	250,000	250,630
Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	157,538
CFCRE Commercial Mortgage Trust 4.20%, 6/15/50, Series 2017-C8, Class B^(b)	300,000	272,146
CSAIL Commercial Mortgage Trust 4.88%, 11/15/51, Series 2018-C14, Class B^(b)	250,000	222,022
Federal Home Loan Mortgage Corp. Multiclass Certificates 1.78%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	398,943	45,771
HIT Trust 8.51%, 7/15/24, Series 2022-HI32, Class B^(a)(b)	387,656	387,455
Sequoia Mortgage Trust 6.00%, 4/25/54, Series 2024-3, Class A19, CMO^(a)(b)	382,363	374,239
SMRT 6.67%, 1/15/39, Series 2022-MINI, Class B^(a)(b)	300,000	297,129
Washington State Housing Finance Commission 0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,035,329	262,657
Wells Fargo Commercial Mortgage Trust 4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	225,553
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	184,520
3.93%, 11/15/47, Series 2014-C24, Class AS	400,000	388,709
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,463,048)		3,303,673
U.S. GOVERNMENT AGENCIES - 57.4%
Federal Home Loan Mortgage Corporation - 4.8%
4.00%, 1/1/42	190,184	177,035
3.50%, 8/1/46	234,300	210,341
3.50%, 9/1/47	256,217	229,963
2.00%, 9/1/51	427,647	341,098
2.00%, 1/1/52	870,732	684,515
2.50%, 2/1/52	1,001,711	818,667
Total Federal Home Loan Mortgage Corporation		2,461,619
Federal National Mortgage Association - 35.4%
4.00%, 11/1/43	238,475	222,010
4.00%, 5/1/47	182,387	169,549
4.00%, 12/1/47	183,268	170,366
2.50%, 11/1/50	437,222	361,174
2.00%, 8/1/51	1,166,838	902,901
2.00%, 12/1/51	478,906	370,836
2.50%, 12/1/51	670,954	550,019
2.00%, 1/1/52	1,972,794	1,527,642
2.50%, 2/1/52	1,146,933	929,442
2.00%, 3/1/52	3,348,512	2,593,359
3.00%, 5/1/52	1,907,101	1,617,486
2.50%, 9/1/52	1,346,868	1,089,966
3.50%, 9/1/52	1,201,606	1,055,144
4.50%, 9/1/52	988,596	926,235
5.00%, 9/1/52	1,399,416	1,349,295
3.00%, 10/1/52	1,203,408	1,013,712
4.00%, 1/1/53	1,120,340	1,017,881
5.50%, 2/1/53	894,297	881,349
3.50%, 4/1/53	1,133,646	994,971
4.00%, 4/1/55	364,822	333,422
4.50%, 6/1/56	61,472	58,104
Total Federal National Mortgage Association		18,134,863
Government National Mortgage Association - 16.5%
3.00%, 8/20/44	8,319	7,339
3.00%, 12/20/44	284,375	250,860
3.00%, 3/20/45	148,822	131,104
3.00%, 4/20/45	315,137	277,991
3.00%, 7/20/45	35,230	31,034
3.50%, 7/20/47	320,106	289,603
4.50%, 8/20/47	310,806	298,798
3.50%, 12/20/47	290,898	262,425
4.50%, 5/20/49	51,578	49,338
2.50%, 6/20/51	765,484	638,558
2.50%, 9/20/51	1,806,512	1,506,954
2.00%, 10/20/51	2,444,093	1,961,577
2.00%, 12/20/51	485,142	389,361
4.00%, 10/20/52	193,757	178,194
5.50%, 2/20/54	496,781	495,575
5.50%, 7/20/54(d)	1,700,000	1,684,813
Total Government National Mortgage Association		8,453,524
Uniform Mortgage-Backed Security - 0.7%
2.00%, 6/1/54(d)	500,000	385,814
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $30,370,904)		29,435,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2024

Value
TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $53,372,462)	$50,713,663
Other Assets less Liabilities - 1.1%	583,986
NET ASSETS - 100.0%	$51,297,649
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(c)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(d)	To-be-announced ("TBA") security. TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	5	9/30/24	$1,018,516	$625
5 Year U.S. Treasury Note	27	9/30/24	2,856,516	(840)
10 Year U.S. Treasury Note	13	9/19/24	1,414,359	(2,831)
U.S. Treasury Long Bond	1	9/19/24	116,063	(867)
U.S. Treasury Ultra Long Term Bond	1	9/19/24	122,437	(1,516)
			$5,527,891	$(5,429)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$1,301,137	$—	$1,301,137
Collateralized Mortgage Obligations	—	16,673,033	—	16,673,033
Commercial Mortgage-Backed Securities	—	3,303,673	—	3,303,673
U.S. Government Agencies	—	29,435,820	—	29,435,820
Total Investments in Securities	$—	$50,713,663	$—	$50,713,663
Financial Derivative Instruments
Futures Contracts[1]	$625	$—	$—	$625
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(6,054)	$—	$—	$(6,054)
Total - Net	$(5,429)	$50,713,663	$—	$50,708,234
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 18.3%
Federal Farm Credit Bank - 0.6%
3.38%, 8/26/24	$2,062,000	$2,051,999
2.38%, 3/16/32	2,062,000	1,741,751
2.90%, 4/12/32	631,000	554,712
3.50%, 9/1/32	1,237,000	1,130,977
3.40%, 4/25/34	1,650,000	1,457,791
Total Federal Farm Credit Bank		6,937,230
Federal Home Loan Bank - 0.7%
1.10%, 8/20/26	1,930,000	1,774,017
3.50%, 6/11/32	825,000	752,994
5.63%, 3/14/36	5,380,000	5,740,245
Total Federal Home Loan Bank		8,267,256
Federal Home Loan Mortgage Corporation - 2.1%
1.50%, 2/12/25	580,000	564,955
0.38%, 7/21/25	417,000	395,533
6.25%, 7/15/32	713,000	792,499
4.50%, 8/1/41	368,895	356,709
6.40%, 2/1/42^(a)	144,714	144,624
3.00%, 4/1/45	2,100,542	1,833,665
4.00%, 11/1/45	1,419,674	1,319,973
3.50%, 12/1/46	1,377,308	1,239,994
3.50%, 12/1/47	704,933	635,626
3.50%, 3/1/48	2,116,312	1,908,348
4.50%, 7/1/48	238,146	226,955
2.00%, 5/1/51	336,518	261,690
2.00%, 9/1/51	5,577,391	4,322,785
2.00%, 1/1/52	3,476,579	2,731,654
3.00%, 1/1/52	1,641,934	1,407,080
2.50%, 2/1/52	2,973,149	2,432,388
2.50%, 3/1/52	2,467,412	2,020,064
2.50%, 4/1/52	2,533,964	2,073,208
3.50%, 5/1/52	2,628,947	2,320,377
Total Federal Home Loan Mortgage Corporation		26,988,127
Federal National Mortgage Association - 10.0%
2.63%, 9/6/24	566,000	561,863
2.50%, 9/1/27	451,076	435,781
7.13%, 1/15/30	1,528,000	1,717,136
2.50%, 6/1/30	575,491	541,847
2.50%, 7/1/30	319,054	299,565
3.00%, 9/1/30	335,557	318,559
6.63%, 11/15/30	983,000	1,091,336
2.50%, 7/1/36	1,402,386	1,260,011
2.00%, 12/1/36	5,251,893	4,593,572
2.00%, 4/1/37	2,495,940	2,180,879
5.63%, 7/15/37	3,000,000	3,258,780
3.00%, 10/1/37	1,930,745	1,776,023
5.00%, 4/1/39	490,191	485,451
2.00%, 11/1/40	3,687,678	3,068,330
4.00%, 11/1/40	1,783,537	1,678,960
4.00%, 12/1/40	242,722	228,496
4.00%, 2/1/41	339,051	319,171
4.50%, 6/1/41	487,292	470,569
4.50%, 7/1/41	581,847	561,879
4.50%, 8/1/41	199,167	192,332
4.00%, 11/1/41	188,459	176,586
5.00%, 5/1/42	194,994	193,241
3.50%, 10/1/42	1,858,054	1,688,872
3.00%, 7/1/43	1,681,495	1,481,149
3.00%, 9/1/43	758,366	668,009
4.00%, 6/1/45	1,289,018	1,196,887
4.00%, 7/1/45	824,982	766,050
3.50%, 1/1/46	858,914	776,671
3.50%, 2/1/46	1,989,027	1,798,573
4.00%, 2/1/46	440,368	408,908
3.00%, 8/1/46	352,562	307,577
4.00%, 2/1/48	809,038	746,754
2.50%, 6/1/50	3,741,845	3,093,380
2.50%, 7/1/50	3,226,748	2,632,281
2.50%, 8/1/50	4,503,673	3,719,000
2.00%, 5/1/51	2,621,532	2,063,066
2.50%, 5/1/51	1,316,918	1,079,454
2.50%, 6/1/51	4,914,483	3,991,642
2.50%, 9/1/51	669,011	546,154
2.00%, 10/1/51	3,522,369	2,728,937
2.00%, 11/1/51	4,981,524	3,927,231
2.00%, 12/1/51	3,004,045	2,325,504
2.50%, 12/1/51	3,137,150	2,583,101
2.50%, 1/1/52	3,543,949	2,901,317
2.00%, 2/1/52	20,152,247	15,802,126
2.50%, 2/1/52	4,938,145	4,017,491
3.50%, 2/1/52	699,421	620,821
2.00%, 3/1/52	2,505,420	1,952,691
2.50%, 3/1/52	3,984,859	3,265,978
3.50%, 3/1/52	542,016	481,720
2.00%, 4/1/52	1,833,197	1,441,854
3.50%, 6/1/52	1,346,767	1,182,407
3.00%, 7/1/52	2,502,508	2,106,554
4.00%, 8/1/52	2,919,009	2,652,502
4.50%, 8/1/52	2,070,232	1,951,043
5.00%, 9/1/52	2,973,759	2,868,104
4.50%, 10/1/52	3,199,087	2,997,562
5.00%, 5/1/53	3,491,111	3,360,187
6.00%, 5/1/53	669,697	670,630
5.50%, 8/1/53	6,556,043	6,452,753
6.00%, 9/1/53	4,673,902	4,680,415
6.50%, 10/1/53	4,719,716	4,798,146
Total Federal National Mortgage Association		128,143,868
Government National Mortgage Association - 2.5%
4.50%, 6/20/41	228,529	222,493
4.50%, 7/20/41	372,386	362,550
4.50%, 10/20/41	474,617	462,081
4.00%, 10/20/43	744,343	700,820
4.00%, 3/20/46	970,740	906,281
3.50%, 3/20/47	3,306,860	2,985,794
3.50%, 9/20/47	1,113,596	1,003,390
3.50%, 1/20/48	598,045	539,980
4.50%, 1/20/50	588,520	563,775
2.00%, 1/20/51	1,086,360	873,406
2.00%, 2/20/51	4,255,642	3,416,716
2.50%, 3/20/51	1,109,414	925,882
2.50%, 5/20/51	1,723,859	1,439,665
2.50%, 8/20/51	1,591,555	1,326,811
2.50%, 10/20/51	1,619,662	1,349,386
3.00%, 10/20/51	2,912,529	2,506,945
3.00%, 11/20/51	2,538,643	2,167,340
3.00%, 12/20/51	1,627,378	1,406,981
2.50%, 4/20/52	1,767,155	1,472,675
4.50%, 7/20/52	625,784	592,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.50%, 1/20/53	$1,623,953	$1,611,373
5.50%, 4/20/53	323,962	321,390
5.00%, 5/20/53	2,301,195	2,233,061
6.00%, 8/20/53	1,499,229	1,510,362
6.50%, 10/20/53	1,268,224	1,287,591
Total Government National Mortgage Association		32,188,874
Tennessee Valley Authority - 2.4%
0.75%, 5/15/25	159,000	152,507
3.88%, 3/15/28	1,670,000	1,624,442
7.13%, 5/1/30	2,062,000	2,325,833
1.50%, 9/15/31	50,000	40,049
5.88%, 4/1/36	310,000	337,844
5.47%, 3/15/37*(b)	1,698,000	867,288
5.25%, 9/15/39	330,000	339,200
5.38%, 1/15/42*(b)	800,000	308,744
3.50%, 12/15/42	17,830,000	14,544,288
4.25%, 9/15/52	10,314,000	8,923,776
5.38%, 4/1/56	650,000	676,429
4.63%, 9/15/60	400,000	363,788
4.25%, 9/15/65	874,000	734,046
Total Tennessee Valley Authority		31,238,234
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $244,205,284)		233,763,589
U.S. GOVERNMENT OBLIGATIONS - 27.4%
U.S. Treasury Bonds - 4.1%
5.00%, 5/15/37	14,900	15,694
4.50%, 5/15/38	15,600	15,593
3.88%, 8/15/40	325,300	297,776
1.88%, 2/15/41	76,634,600	51,800,200
4.38%, 5/15/41	15,800	15,304
4.50%, 2/15/44	485,000	470,867
Total U.S. Treasury Bonds		52,615,434
U.S. Treasury Notes - 23.3%
2.13%, 9/30/24	353,600	349,967
4.38%, 10/31/24	19,200	19,127
2.25%, 11/15/24	195,300	192,653
4.13%, 1/31/25	3,127,000	3,103,731
4.63%, 2/28/25	1,560,000	1,552,992
3.88%, 3/31/25	737,500	729,549
2.88%, 4/30/25	207,500	203,224
3.88%, 4/30/25	346,300	342,181
4.25%, 5/31/25	146,600	145,257
2.88%, 6/15/25	2,112,900	2,064,204
3.00%, 7/15/25	252,300	246,500
5.00%, 8/31/25	435,600	434,996
0.25%, 10/31/25	55,450,000	51,871,742
5.00%, 10/31/25	69,400	69,348
4.88%, 11/30/25	22,400	22,352
4.25%, 12/31/25	26,000	25,702
3.88%, 1/15/26	1,554,400	1,527,562
0.38%, 1/31/26	200,338,800	185,802,499
4.00%, 2/15/26	2,445,500	2,407,480
4.63%, 3/15/26	1,376,800	1,369,728
4.50%, 3/31/26	294,000	291,887
3.75%, 4/15/26	1,505,400	1,474,704
3.63%, 5/15/26	161,000	157,277
4.13%, 6/15/26	86,500	85,280
4.50%, 7/15/26	103,900	103,202
4.38%, 8/15/26	268,800	266,301
4.63%, 9/15/26	259,100	258,128
2.00%, 11/15/26	443,500	415,556
4.63%, 11/15/26	26,800	26,718
1.25%, 11/30/26	630,200	578,849
1.50%, 1/31/27	2,334,200	2,148,285
4.13%, 2/15/27	622,500	613,381
4.25%, 3/15/27	345,500	341,573
4.50%, 5/15/27	744,000	740,542
3.50%, 1/31/28	1,468,600	1,414,732
4.00%, 2/29/28	1,349,500	1,322,352
3.63%, 3/31/28	2,144,600	2,073,309
3.50%, 4/30/28	1,146,500	1,102,790
3.63%, 5/31/28	606,200	585,599
2.88%, 8/15/28	10,800	10,114
4.38%, 8/31/28	457,200	454,110
4.88%, 10/31/28	741,700	751,435
4.38%, 11/30/28	321,500	319,541
3.75%, 12/31/28	214,300	207,461
4.13%, 3/31/29	497,000	488,671
3.25%, 6/30/29	18,800	17,729
3.63%, 3/31/30	68,300	65,227
3.50%, 4/30/30	78,300	74,235
3.75%, 5/31/30	150,000	144,076
4.00%, 7/31/30	211,400	205,677
0.63%, 8/15/30	35,760,000	28,339,800
4.13%, 3/31/31	94,000	91,966
1.63%, 5/15/31	20,500	17,028
4.13%, 11/15/32	25,400	24,739
3.50%, 2/15/33	164,900	153,151
3.88%, 8/15/33	269,600	256,984
4.50%, 11/15/33	179,900	179,970
4.38%, 5/15/34	541,000	536,224
Total U.S. Treasury Notes		298,819,397
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $349,910,903)		351,434,831
CORPORATE BONDS - 40.9%
Argentina - 0.0%
YPF SA 9.00%, 6/30/29(c)	178,000	176,597
Australia - 0.5%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	55,000	54,720
Australia & New Zealand Banking Group Ltd. 4.40%, 5/19/26(d)	845,000	824,534
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	75,000	74,516
6.42%, 3/1/26	25,000	25,454
5.25%, 9/8/26	60,000	60,107
4.75%, 2/28/28	75,000	74,264
5.10%, 9/8/28	50,000	50,113
5.25%, 9/8/30	20,000	20,134
4.90%, 2/28/33	15,000	14,646
5.25%, 9/8/33	30,000	29,859
4.13%, 2/24/42	45,000	38,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.00%, 9/30/43	$110,000	$102,710
5.50%, 9/8/53	35,000	34,607
Commonwealth Bank of Australia
2.85%, 5/18/26(d)	35,000	33,496
1.13%, 6/15/26(d)	50,000	46,124
2.63%, 9/6/26(d)	40,000	37,839
2.55%, 3/14/27(d)	40,000	37,437
3.15%, 9/19/27(d)	30,000	28,315
3.90%, 3/16/28(d)	265,000	256,398
1.88%, 9/15/31(d)	495,000	400,034
3.90%, 7/12/47(d)	60,000	48,400
CSL Finance PLC
3.85%, 4/27/27(d)	20,000	19,226
4.05%, 4/27/29(d)	20,000	18,999
4.25%, 4/27/32(d)	40,000	37,456
5.11%, 4/3/34(d)	20,000	19,617
4.63%, 4/27/42(d)	20,000	17,857
4.75%, 4/27/52(d)	40,000	35,188
5.42%, 4/3/54(d)	30,000	28,987
4.95%, 4/27/62(d)	20,000	17,565
FMG Resources August 2006 Pty. Ltd. 6.13%, 4/15/32(d)	174,000	170,447
Glencore Finance Canada Ltd.
6.90%, 11/15/37(d)	20,000	21,418
6.00%, 11/15/41(d)	20,000	19,843
5.55%, 10/25/42(d)	20,000	18,768
Glencore Funding LLC
4.00%, 4/16/25(d)	20,000	19,700
1.63%, 9/1/25(d)	40,000	38,038
1.63%, 4/27/26(d)	25,000	23,299
4.00%, 3/27/27(d)	40,000	38,564
5.34%, 4/4/27(d)	35,000	34,890
3.88%, 10/27/27(d)	20,000	19,041
5.40%, 5/8/28(d)	20,000	19,953
6.13%, 10/6/28(d)	30,000	30,693
4.88%, 3/12/29(d)	30,000	29,396
5.37%, 4/4/29(d)	45,000	44,759
2.50%, 9/1/30(d)	40,000	33,654
6.38%, 10/6/30(d)	30,000	31,259
2.85%, 4/27/31(d)	25,000	21,078
2.63%, 9/23/31(d)	31,000	25,506
5.70%, 5/8/33(d)	20,000	19,943
6.50%, 10/6/33(d)	40,000	41,858
5.63%, 4/4/34(d)	50,000	49,218
3.88%, 4/27/51(d)	20,000	14,338
3.38%, 9/23/51(d)	20,000	13,197
5.89%, 4/4/54(d)	20,000	19,467
Macquarie Bank Ltd. 6.80%, 1/18/33(d)	205,000	215,529
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(d)	166,000	136,837
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(d)	110,000	108,784
Mineral Resources Ltd.
8.13%, 5/1/27(d)	29,000	29,349
8.00%, 11/1/27(d)	26,000	26,487
9.25%, 10/1/28(d)	45,000	47,334
8.50%, 5/1/30(d)	26,000	26,941
National Australia Bank Ltd.
1.89%, 1/12/27(d)	250,000	230,550
3.91%, 6/9/27	347,000	336,038
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(d)	306,000	256,673
NBN Co. Ltd.
5.75%, 10/6/28(d)	210,000	215,187
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,381
5.20%, 11/2/40	9,000	8,776
Rio Tinto Finance USA PLC
5.00%, 3/9/33	82,000	81,276
5.13%, 3/9/53	149,000	140,184
Santos Finance Ltd.
3.65%, 4/29/31(d)	79,000	68,611
6.88%, 9/19/33(d)	35,000	36,753
Scentre Group Trust 2 4.75%, 9/24/80, (4.75% fixed rate until 6/24/26; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(d)	456,000	437,391
South32 Treasury Ltd. 4.35%, 4/14/32(d)	152,000	136,747
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	509,267
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	315,000	257,972
Woodside Finance Ltd. 4.50%, 3/4/29(d)	106,000	101,849
Total Australia		6,752,980
Austria - 0.1%
Oesterreichische Kontrollbank AG 0.50%, 2/2/26	936,000	868,271
Suzano Austria GmbH 3.75%, 1/15/31	575,000	496,725
Total Austria		1,364,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Bahrain - 0.0%
Bapco Energies BSC Closed 7.50%, 10/25/27(c)	$200,000	$203,582
Belgium - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	849,000	780,851
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46	100,000	90,913
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	230,000	228,401
3.50%, 6/1/30	619,000	572,024
8.20%, 1/15/39	309,000	391,549
4.35%, 6/1/40	224,000	197,196
4.50%, 6/1/50	48,000	42,497
4.75%, 4/15/58	48,000	42,292
5.80%, 1/23/59	53,000	54,994
4.60%, 6/1/60	17,000	14,714
Total Belgium		2,415,431
Bermuda - 0.0%
Bacardi Ltd. 4.70%, 5/15/28(d)	312,000	301,573
RenaissanceRe Finance, Inc. 3.45%, 7/1/27	21,000	19,903
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	25,784
5.75%, 6/5/33	15,000	14,911
Total Bermuda		362,171
Brazil - 0.2%
Banco do Brasil SA 3.25%, 9/30/26(c)	200,000	189,614
Braskem Netherlands Finance BV 7.25%, 2/13/33(c)	224,000	209,834
BRF SA 4.88%, 1/24/30(c)	200,000	182,410
Cosan Luxembourg SA 7.50%, 6/27/30(c)	200,000	203,456
CSN Inova Ventures 6.75%, 1/28/28(c)	200,000	192,860
Gerdau Trade, Inc. 4.88%, 10/24/27(c)	200,000	196,232
Klabin Austria GmbH 5.75%, 4/3/29(c)	200,000	197,776
MARB BondCo PLC 3.95%, 1/29/31(c)	200,000	162,904
Petrobras Global Finance BV
5.60%, 1/3/31	214,000	205,583
6.90%, 3/19/49	177,000	166,571
Raizen Fuels Finance SA 5.30%, 1/20/27(c)	200,000	196,758
Samarco Mineracao SA 9.00%, 6/30/31, PIK(c)	154,000	144,089
Vale Overseas Ltd.
6.25%, 8/10/26	29,000	29,527
3.75%, 7/8/30	108,000	97,096
6.13%, 6/12/33	107,000	107,472
8.25%, 1/17/34	46,000	53,636
6.88%, 11/21/36	121,000	128,402
6.88%, 11/10/39	104,000	110,701
Vale SA 5.63%, 9/11/42	44,000	42,528
Yara International ASA
3.80%, 6/6/26(d)	20,000	19,278
4.75%, 6/1/28(d)	41,000	39,587
3.15%, 6/4/30(d)	31,000	26,943
7.38%, 11/14/32(c)	25,000	27,186
Total Brazil		2,930,443
Canada - 1.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(d)	20,000	18,583
3.50%, 2/15/29(d)	40,000	36,116
4.00%, 10/15/30(d)	146,000	127,170
Air Canada Pass-Through Trust 10.50%, 7/15/26, Series 2020-1, Class C(d)	200,000	217,306
Algonquin Power & Utilities Corp.
5.37%, 6/15/26	71,000	70,546
4.75%, 1/18/82, (4.75% fixed rate until 1/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	27,928
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27(d)	40,000	37,924
2.95%, 1/25/30(d)	30,000	26,693
5.27%, 2/12/34(d)	35,000	34,394
3.44%, 5/13/41(d)	25,000	18,836
4.50%, 7/26/47(d)	20,000	16,807
3.80%, 1/25/50(d)	30,000	22,331
3.63%, 5/13/51(d)	15,000	10,707
5.62%, 2/12/54(d)	25,000	24,508
Bank of Montreal
5.30%, 6/5/26	99,000	98,867
1.25%, 9/15/26	95,000	86,740
5.27%, 12/11/26	84,000	83,889
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	67,906
2.65%, 3/8/27	91,000	85,128
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	454,425
Bank of Nova Scotia
4.50%, 12/16/25	77,000	75,648
1.05%, 3/2/26	175,000	162,505
2.95%, 3/11/27	51,000	48,051
2.45%, 2/2/32	345,000	282,962
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	79,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	$321,000	$324,534
Baytex Energy Corp.
8.50%, 4/30/30(d)	33,000	34,395
7.38%, 3/15/32(d)	24,000	24,320
Bell Canada
2.15%, 2/15/32, Series US-5	43,000	34,230
5.10%, 5/11/33	61,000	59,441
5.20%, 2/15/34	16,000	15,600
4.46%, 4/1/48	340,000	283,648
4.30%, 7/29/49	54,000	43,874
3.20%, 2/15/52, Series US-6	35,000	22,981
Bombardier, Inc.
7.13%, 6/15/26(d)	14,000	14,233
7.88%, 4/15/27(d)	50,000	50,094
6.00%, 2/15/28(d)	96,000	94,694
7.50%, 2/1/29(d)	31,000	32,107
8.75%, 11/15/30(d)	31,000	33,339
7.25%, 7/1/31(d)	31,000	31,688
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	170,235
4.35%, 4/15/30	100,000	94,873
3.50%, 3/30/51	142,000	99,086
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(d)	25,000	24,443
5.00%, 6/15/29(d)	14,000	12,603
4.88%, 2/15/30(d)	20,000	17,697
Canadian Imperial Bank of Commerce
3.30%, 4/7/25	99,000	97,197
5.14%, 4/28/25	91,000	90,694
3.95%, 8/4/25	99,000	97,300
0.95%, 10/23/25	37,000	34,842
1.25%, 6/22/26	55,000	50,692
5.62%, 7/17/26	33,000	33,191
5.93%, 10/2/26	62,000	62,842
3.45%, 4/7/27	73,000	69,698
5.00%, 4/28/28	73,000	72,330
5.99%, 10/3/28	51,000	52,341
3.60%, 4/7/32	21,000	18,537
6.09%, 10/3/33	23,000	23,761
Canadian National Railway Co.
2.75%, 3/1/26	37,000	35,596
6.90%, 7/15/28	35,000	37,556
3.85%, 8/5/32	16,000	14,642
5.85%, 11/1/33	6,000	6,320
6.25%, 8/1/34	22,000	23,854
6.20%, 6/1/36	20,000	21,575
6.38%, 11/15/37	13,000	14,188
3.20%, 8/2/46	29,000	20,857
3.65%, 2/3/48	26,000	20,115
4.45%, 1/20/49	29,000	25,283
2.45%, 5/1/50	26,000	15,546
4.40%, 8/5/52	31,000	26,580
6.13%, 11/1/53	13,000	14,415
Canadian Natural Resources Ltd.
2.05%, 7/15/25	35,000	33,627
3.85%, 6/1/27	75,000	71,950
2.95%, 7/15/30	35,000	30,552
7.20%, 1/15/32	30,000	32,781
6.45%, 6/30/33	25,000	26,448
5.85%, 2/1/35	30,000	29,910
6.50%, 2/15/37	40,000	41,698
6.25%, 3/15/38	100,000	102,934
6.75%, 2/1/39	35,000	37,308
4.95%, 6/1/47	70,000	61,495
Canadian Pacific Railway Co.
1.75%, 12/2/26	60,000	55,102
4.00%, 6/1/28	30,000	28,889
2.88%, 11/15/29	30,000	26,782
2.05%, 3/5/30	35,000	29,610
7.13%, 10/15/31	25,000	27,831
2.45%, 12/2/31	100,000	90,412
4.80%, 9/15/35	27,000	25,646
5.95%, 5/15/37	40,000	41,131
3.00%, 12/2/41	90,000	78,049
4.30%, 5/15/43	40,000	33,824
4.80%, 8/1/45	50,000	44,837
4.95%, 8/15/45	40,000	36,316
4.70%, 5/1/48	45,000	38,818
3.50%, 5/1/50	50,000	36,009
3.10%, 12/2/51	165,000	109,387
4.20%, 11/15/69	40,000	30,478
6.13%, 9/15/2115	80,000	81,130
Cenovus Energy, Inc.
6.75%, 11/15/39	108,000	115,942
5.40%, 6/15/47	51,000	47,184
3.75%, 2/15/52	68,000	48,462
CI Financial Corp. 4.10%, 6/15/51	100,000	63,879
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	44,021
2.64%, 6/15/31	32,000	26,157
4.75%, 6/15/46	113,000	91,566
Empower Finance 2020 LP
1.36%, 9/17/27(d)	17,000	15,005
1.78%, 3/17/31(d)	17,000	13,426
3.08%, 9/17/51(d)	29,000	18,725
Enbridge, Inc.
1.60%, 10/4/26	30,000	27,504
5.90%, 11/15/26	45,000	45,508
4.25%, 12/1/26	45,000	43,848
5.25%, 4/5/27	46,000	45,906
3.70%, 7/15/27	45,000	43,095
6.00%, 11/15/28	45,000	46,219
5.30%, 4/5/29	46,000	45,955
3.13%, 11/15/29	70,000	63,050
6.20%, 11/15/30	55,000	57,515
5.70%, 3/8/33	165,000	165,675
2.50%, 8/1/33	79,000	62,363
5.63%, 4/5/34	86,000	85,501
4.50%, 6/10/44	45,000	37,412
5.50%, 12/1/46	70,000	67,319
4.00%, 11/15/49	45,000	34,044
3.40%, 8/1/51	93,000	63,052
6.70%, 11/15/53	115,000	126,043
5.95%, 4/5/54	74,000	73,711
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	34,302
4.63%, 4/29/30	45,000	42,596
3.38%, 3/3/31	45,000	38,939
5.63%, 8/16/32	55,000	53,927
6.00%, 12/7/33(d)	45,000	45,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.35%, 3/22/54(d)	$90,000	$90,644
Federation des Caisses Desjardins du Quebec 5.70%, 3/14/28(d)	200,000	201,876
Fortis, Inc. 3.06%, 10/4/26	68,000	64,365
Garda World Security Corp. 6.00%, 6/1/29(d)	126,000	113,755
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(d)	12,000	11,519
4.58%, 5/17/48(d)	21,000	17,945
Great-West Lifeco Finance Delaware LP 4.15%, 6/3/47(d)	29,000	23,025
Great-West Lifeco U.S. Finance 2020 LP 0.90%, 8/12/25(d)	21,000	19,888
Magna International, Inc. 5.50%, 3/21/33	161,000	163,814
Manulife Financial Corp.
4.15%, 3/4/26	73,000	71,559
2.48%, 5/19/27	37,000	34,434
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	44,039
3.70%, 3/16/32	15,000	13,625
5.38%, 3/4/46	33,000	31,827
Methanex Corp.
5.13%, 10/15/27	29,000	28,030
5.25%, 12/15/29	29,000	27,765
5.65%, 12/1/44	12,000	10,479
New Gold, Inc. 7.50%, 7/15/27(d)	143,000	144,000
Nutrien Ltd.
3.00%, 4/1/25	30,000	29,372
5.95%, 11/7/25	30,000	30,176
4.00%, 12/15/26	25,000	24,198
4.90%, 3/27/28	46,000	45,493
4.20%, 4/1/29	55,000	52,719
2.95%, 5/13/30	36,000	31,797
4.13%, 3/15/35	40,000	35,628
5.88%, 12/1/36	45,000	46,077
5.63%, 12/1/40	40,000	38,886
6.13%, 1/15/41	35,000	35,882
4.90%, 6/1/43	45,000	40,083
5.25%, 1/15/45	40,000	37,019
5.00%, 4/1/49	70,000	62,031
3.95%, 5/13/50	45,000	33,922
5.80%, 3/27/53	70,000	69,635
Open Text Corp.
6.90%, 12/1/27(d)	41,000	42,098
3.88%, 2/15/28(d)	37,000	34,040
3.88%, 12/1/29(d)	35,000	30,856
Open Text Holdings, Inc.
4.13%, 2/15/30(d)	37,000	32,892
4.13%, 12/1/31(d)	27,000	23,270
Parkland Corp. 5.88%, 7/15/27(d)	100,000	98,582
Precision Drilling Corp. 6.88%, 1/15/29(d)	71,000	70,494
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(d)	23,000	23,283
7.75%, 3/15/31(d)	33,000	34,519
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	43,676
2.90%, 11/15/26	30,000	28,239
3.20%, 3/15/27	80,000	75,710
5.00%, 2/15/29	75,000	73,892
3.80%, 3/15/32	140,000	124,271
5.30%, 2/15/34	90,000	87,769
7.50%, 8/15/38	30,000	34,499
4.50%, 3/15/42	70,000	59,240
4.50%, 3/15/43	45,000	37,814
5.45%, 10/1/43	60,000	56,735
5.00%, 3/15/44	95,000	85,178
4.30%, 2/15/48	70,000	55,322
4.35%, 5/1/49	113,000	89,701
3.70%, 11/15/49	90,000	63,679
4.55%, 3/15/52	180,000	146,822
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(d)	30,000	28,916
Royal Bank of Canada
0.88%, 1/20/26	667,000	622,891
4.65%, 1/27/26	400,000	394,928
3.63%, 5/4/27	88,000	84,503
4.24%, 8/3/27	91,000	88,633
6.00%, 11/1/27	99,000	101,487
4.90%, 1/12/28	55,000	54,510
5.20%, 8/1/28	73,000	73,348
4.95%, 2/1/29	73,000	72,379
2.30%, 11/3/31	31,000	25,546
3.88%, 5/4/32	21,000	19,169
5.00%, 2/1/33	35,000	34,335
5.00%, 5/2/33	18,000	17,735
5.15%, 2/1/34	26,000	25,639
Suncor Energy, Inc. 6.50%, 6/15/38	465,000	487,185
Teck Resources Ltd. 3.90%, 7/15/30	398,000	366,717
Teine Energy Ltd. 6.88%, 4/15/29(d)	165,000	161,578
TELUS Corp. 3.40%, 5/13/32	308,000	266,509
Thomson Reuters Corp.
3.35%, 5/15/26	31,000	29,808
5.50%, 8/15/35	36,000	35,991
5.85%, 4/15/40	45,000	46,552
5.65%, 11/23/43	32,000	31,533
Toronto-Dominion Bank
1.95%, 1/12/27	309,000	285,717
4.46%, 6/8/32	748,000	703,718
TransAlta Corp.
7.75%, 11/15/29	16,000	16,653
6.50%, 3/15/40	12,000	11,857
TransCanada PipeLines Ltd.
6.20%, 3/9/26	52,000	52,040
4.63%, 3/1/34	549,000	510,175
7.63%, 1/15/39	462,000	535,680
Total Canada		16,193,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Chile - 0.2%
Antofagasta PLC 2.38%, 10/14/30(c)	$200,000	$165,038
Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	173,998
Cencosud SA 4.38%, 7/17/27(c)	200,000	191,244
Colbun SA 3.95%, 10/11/27(c)	200,000	191,224
Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(d)	1,000,000	941,640
Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/30(c)	223,000	202,354
Empresa Nacional del Petroleo 5.25%, 11/6/29(c)	200,000	194,950
Inversiones CMPC SA 4.38%, 4/4/27(c)	207,000	200,370
Sociedad Quimica y Minera de Chile SA 4.25%, 5/7/29(c)	200,000	189,902
Total Chile		2,450,720
China - 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	412,000	388,302
2.13%, 2/9/31	750,000	618,367
Amipeace Ltd. 1.75%, 11/9/26(c)	234,000	215,483
Baidu, Inc. 1.72%, 4/9/26	412,000	385,245
Bank of Communications Co. Ltd. 3.80%, 11/18/25, (3.80% fixed rate until 11/18/25; 5-year Constant Maturity Treasury Rate + 3.345% thereafter)(a)(c)(e)	200,000	194,162
BOC Aviation Ltd. 4.50%, 5/23/28(c)	248,000	241,105
China Cinda 2020 I Management Ltd. 3.00%, 3/18/27(c)	361,000	335,817
China Construction Bank Corp. 1.46%, 4/22/26(c)	346,000	322,790
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 1.60%, 1/20/26(c)	200,000	188,198
China Overseas Finance Cayman VIII Ltd. 2.75%, 3/2/30(c)	200,000	169,808
CICC Hong Kong Finance 2016 MTN Ltd. 5.49%, 3/1/26(c)	200,000	200,112
CITIC Ltd. 3.88%, 2/28/27(c)	200,000	192,952
CMB International Leasing Management Ltd. 2.00%, 2/4/26(c)	200,000	188,466
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(c)	221,000	218,874
CNOOC Petroleum North America ULC
7.88%, 3/15/32	335,000	395,893
6.40%, 5/15/37	80,000	89,524
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(c)	200,000	190,478
Huarong Finance II Co. Ltd. 4.88%, 11/22/26(c)	218,000	209,034
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(c)	254,000	251,114
5.96%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(a)(c)	356,000	356,933
JD.com, Inc. 3.38%, 1/14/30	351,000	318,789
Lenovo Group Ltd. 3.42%, 11/2/30(c)	200,000	176,590
Meituan 3.05%, 10/28/30(c)	200,000	172,102
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/29	986,000	942,981
Prosus NV 3.68%, 1/21/30(d)	575,000	501,998
SF Holding Investment 2021 Ltd. 3.00%, 11/17/28(c)	200,000	182,318
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/31(c)	751,000	642,398
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(c)	275,000	263,574
4.25%, 5/2/28(c)	275,000	269,063
Tencent Holdings Ltd. 2.88%, 4/22/31(c)	900,000	780,291
Three Gorges Finance I Cayman Islands Ltd. 3.15%, 6/2/26(c)	213,000	204,612
Xiaomi Best Time International Ltd. 3.38%, 4/29/30(c)	200,000	177,154
Total China		9,984,527
Colombia - 0.0%
Ecopetrol SA
5.38%, 6/26/26	62,000	60,787
8.63%, 1/19/29	50,000	52,286
6.88%, 4/29/30	82,000	78,396
4.63%, 11/2/31	52,000	42,299
8.88%, 1/13/33	95,000	97,748
8.38%, 1/19/36	76,000	74,353
7.38%, 9/18/43	35,000	30,919
5.88%, 5/28/45	83,000	59,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.88%, 11/2/51	$31,000	$21,374
Total Colombia		517,782
Denmark - 0.0%
Danske Bank AS 1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(d)	309,000	282,652
Finland - 0.0%
Nokia OYJ
4.38%, 6/12/27	30,000	29,201
6.63%, 5/15/39	46,000	44,595
Nordea Bank Abp 1.50%, 9/30/26(d)	210,000	192,287
Total Finland		266,083
France - 0.6%
Air Liquide Finance SA 2.25%, 9/10/29(d)	200,000	176,160
AXA SA 8.60%, 12/15/30	112,000	130,658
Banque Federative du Credit Mutuel SA 1.60%, 10/4/26(d)	283,000	259,718
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(d)	601,000	555,390
3.50%, 11/16/27(d)	412,000	386,802
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(d)	652,000	548,821
BPCE SA
1.00%, 1/20/26(d)	405,000	377,590
3.25%, 1/11/28(d)	262,000	243,568
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; 1-year Constant Maturity Treasury Rate + 2.791% thereafter)(a)(d)	320,000	324,682
Credit Agricole SA 4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(d)	765,000	711,840
Electricite de France SA 4.50%, 12/4/69(c)	600,000	429,804
Engie SA 5.25%, 4/10/29(d)	200,000	199,168
Iliad Holding SASU 6.50%, 10/15/26(d)	200,000	199,340
Orange SA
9.00%, 3/1/31	178,000	213,169
5.38%, 1/13/42	80,000	77,126
5.50%, 2/6/44	75,000	73,387
Pernod Ricard SA 5.50%, 1/15/42(d)	150,000	148,417
Sanofi SA 3.63%, 6/19/28	69,000	66,167
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(d)	861,000	804,992
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(d)	315,000	313,557
TotalEnergies Capital International SA
3.46%, 2/19/29	437,000	409,867
3.46%, 7/12/49	49,000	35,621
3.13%, 5/29/50	122,000	82,950
3.39%, 6/29/60	39,000	26,241
TotalEnergies Capital SA
3.88%, 10/11/28	173,000	165,900
5.49%, 4/5/54	5,000	4,946
5.64%, 4/5/64	61,000	60,733
WEA Finance LLC
2.88%, 1/15/27(d)	31,000	28,657
4.13%, 9/20/28(d)	20,000	18,491
3.50%, 6/15/29(d)	31,000	27,557
4.63%, 9/20/48(d)	20,000	14,404
Total France		7,115,723
Germany - 0.5%
Allianz SE 5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.961% thereafter)(a)(c)	200,000	197,672
Bayer U.S. Finance II LLC 5.50%, 7/30/35(d)	475,000	441,721
BMW U.S. Capital LLC
2.80%, 4/11/26(d)	212,000	202,969
1.25%, 8/12/26(d)	21,000	19,309
3.45%, 4/1/27(d)	21,000	20,103
4.90%, 4/2/27(d)	27,000	26,876
3.30%, 4/6/27(d)	21,000	20,023
3.75%, 4/12/28(d)	31,000	29,578
5.05%, 8/11/28(d)	41,000	40,925
4.90%, 4/2/29(d)	33,000	32,735
3.63%, 4/18/29(d)	27,000	25,391
4.15%, 4/9/30(d)	41,000	39,171
2.55%, 4/1/31(d)	21,000	17,903
1.95%, 8/12/31(d)	21,000	16,965
3.70%, 4/1/32(d)	21,000	19,008
5.15%, 8/11/33(d)	25,000	24,956
5.15%, 4/2/34(d)	21,000	20,641
Daimler Truck Finance North America LLC 5.13%, 1/19/28(d)	329,000	327,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Deutsche Bank AG
1.55%, 4/22/27	$790,000	$700,193
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	499,100
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(a)	417,000	351,910
Deutsche Telekom International Finance BV 8.75%, 6/15/30	543,000	633,529
Mercedes-Benz Finance North America LLC 3.75%, 2/22/28(d)	680,000	650,202
Mercer International, Inc.
5.50%, 1/15/26	12,000	11,660
5.13%, 2/1/29	36,000	31,588
RWE Finance U.S. LLC 5.88%, 4/16/34(d)	150,000	150,197
Siemens Financieringsmaatschappij NV 2.15%, 3/11/31(d)	745,000	624,697
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/27(d)	200,000	193,058
Volkswagen Group of America Finance LLC
6.00%, 11/16/26(d)	375,000	379,789
4.75%, 11/13/28(d)	305,000	297,686
ZF North America Capital, Inc. 6.88%, 4/14/28(d)	158,000	160,967
Total Germany		6,207,574
Hong Kong - 0.1%
AIA Group Ltd. 4.95%, 4/4/33(d)	331,000	324,198
HKT Capital No. 4 Ltd. 3.00%, 7/14/26(c)	200,000	189,994
Hongkong Electric Finance Ltd. 2.88%, 5/3/26(c)	200,000	190,894
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 5/27/30(c)	200,000	173,742
Joy Treasure Assets Holdings, Inc. 5.50%, 2/1/27(c)	200,000	198,322
Melco Resorts Finance Ltd. 5.25%, 4/26/26(c)	200,000	193,286
Prudential Funding Asia PLC
3.13%, 4/14/30	21,000	18,705
3.63%, 3/24/32	7,000	6,247
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/29(c)	200,000	186,988
Total Hong Kong		1,482,376
India - 0.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(c)	200,000	175,862
Indian Railway Finance Corp. Ltd. 3.84%, 12/13/27(c)	200,000	189,256
JSW Steel Ltd. 3.95%, 4/5/27(c)	200,000	186,288
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(c)(e)	200,000	190,594
Power Finance Corp. Ltd. 3.75%, 12/6/27(c)	200,000	188,018
REC Ltd. 2.25%, 9/1/26(c)	200,000	185,388
Reliance Industries Ltd. 2.88%, 1/12/32(c)	371,000	312,412
Total India		1,427,818
Indonesia - 0.1%
Freeport Indonesia PT 5.32%, 4/14/32(c)	200,000	192,800
Indofood CBP Sukses Makmur Tbk. PT 3.54%, 4/27/32(c)	200,000	172,336
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 5/15/30(c)	200,000	195,926
Pertamina Persero PT 2.30%, 2/9/31(c)	800,000	659,288
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(c)	229,000	228,169
5.25%, 10/24/42(c)	222,000	199,152
Total Indonesia		1,647,671
Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,429,700
3.30%, 1/30/32	215,000	183,245
AIB Group PLC 6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(d)	200,000	205,894
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(d)	27,000	26,763
2.13%, 2/21/26(d)	31,000	29,031
4.25%, 4/15/26(d)	41,000	39,727
4.38%, 5/1/26(d)	31,000	30,103
3.25%, 2/15/27(d)	27,000	25,145
2.53%, 11/18/27(d)	83,000	74,168
2.75%, 2/21/28(d)	31,000	27,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.38%, 5/4/28(d)	$48,000	$48,634
5.75%, 3/1/29(d)	48,000	47,630
GGAM Finance Ltd.
7.75%, 5/15/26(d)	2,000	2,044
8.00%, 2/15/27(d)	200,000	205,822
8.00%, 6/15/28(d)	2,000	2,072
6.88%, 4/15/29(d)	2,000	2,021
SMBC Aviation Capital Finance DAC 5.30%, 4/3/29(d)	211,000	208,358
Smurfit Kappa Treasury ULC 5.44%, 4/3/34(d)	295,000	290,268
Total Ireland		2,878,398
Israel - 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/26(c)	26,000	24,777
5.38%, 3/30/28(c)	26,000	23,558
5.88%, 3/30/31(c)	26,000	22,719
8.50%, 9/30/33(c)	31,000	30,570
Israel Electric Corp. Ltd. 4.25%, 8/14/28(c)	412,000	379,151
Leviathan Bond Ltd.
6.13%, 6/30/25(c)	25,000	24,586
6.50%, 6/30/27(c)	25,000	23,869
6.75%, 6/30/30(c)	23,000	21,020
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	179,000	174,376
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	241,000	225,682
Total Israel		950,308
Italy - 0.2%
Enel Finance International NV 5.00%, 6/15/32(d)	815,000	776,279
Eni SpA 5.70%, 10/1/40(d)	120,000	115,327
Intesa Sanpaolo SpA 8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(d)	490,000	544,508
Telecom Italia Capital SA
6.00%, 9/30/34(d)	411,000	389,131
6.00%, 9/30/34	27,000	22,945
UniCredit SpA 2.57%, 9/22/26, (2.569% fixed rate until 9/22/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)(d)	730,000	700,128
Total Italy		2,548,318
Japan - 0.7%
Dai-ichi Life Insurance Co. Ltd. 4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.924% thereafter)(a)(d)(e)	200,000	191,654
Honda Motor Co. Ltd. 2.97%, 3/10/32	15,000	13,094
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	384,000	374,400
3.68%, 2/22/27	73,000	70,293
3.29%, 7/25/27	75,000	70,909
3.96%, 3/2/28	95,000	91,237
4.05%, 9/11/28	1,160,000	1,116,094
3.74%, 3/7/29	110,000	103,456
4.29%, 7/26/38	20,000	18,021
4.15%, 3/7/39	20,000	17,653
Mizuho Financial Group, Inc.
2.84%, 9/13/26	920,000	869,759
2.56%, 9/13/31	457,000	371,642
Nippon Life Insurance Co. 3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(d)	483,000	425,557
Nissan Motor Co. Ltd. 4.81%, 9/17/30(d)	200,000	184,502
Nomura Holdings, Inc.
2.17%, 7/14/28	410,000	360,033
3.10%, 1/16/30	428,000	376,529
NTT Finance Corp. 1.16%, 4/3/26(d)	932,000	864,877
ORIX Corp.
5.00%, 9/13/27	169,000	167,291
2.25%, 3/9/31	44,000	36,688
Rakuten Group, Inc. 5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(d)(e)	200,000	171,728
Sumitomo Life Insurance Co. 4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 3.257% thereafter)(a)(d)	213,000	200,424
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,650,000	1,562,649
3.04%, 7/16/29	819,000	736,027
2.93%, 9/17/41	75,000	54,815
Sumitomo Mitsui Trust Bank Ltd. 4.95%, 9/15/27(d)	307,000	304,028
Total Japan		8,753,360
Kazakhstan - 0.0%
KazMunayGas National Co. JSC 3.50%, 4/14/33(c)	375,000	304,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(c)	$200,000	$191,138
Total Kazakhstan		496,002
Kuwait - 0.1%
KFH Tier 1 Sukuk Ltd. 3.60%, 6/30/26, (3.60% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(c)(e)	200,000	187,656
MEGlobal BV 4.25%, 11/3/26(c)	200,000	192,422
Nbk Tier 2 Ltd. 2.50%, 11/24/30, (2.50% fixed rate until 11/24/25; 5-year Constant Maturity Treasury Rate + 2.108% thereafter)(a)(c)	201,000	189,971
Total Kuwait		570,049
Luxembourg - 0.1%
Altice Financing SA 5.00%, 1/15/28(d)	200,000	156,380
ArcelorMittal SA 6.80%, 11/29/32	298,000	317,620
Intelsat Jackson Holdings SA 6.50%, 3/15/30(d)	124,000	117,107
Total Luxembourg		591,107
Malaysia - 0.1%
Axiata SPV2 Bhd. 2.16%, 8/19/30(c)	200,000	166,292
Khazanah Global Sukuk Bhd. 4.69%, 6/1/28(c)	200,000	196,066
Petronas Capital Ltd. 2.48%, 1/28/32(c)	754,000	623,520
Total Malaysia		985,878
Mexico - 0.5%
America Movil SAB de CV 4.70%, 7/21/32	700,000	672,462
Bimbo Bakeries USA, Inc. 5.38%, 1/9/36(c)	200,000	194,502
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/28(c)	192,317	202,443
Braskem Idesa SAPI 7.45%, 11/15/29(c)	200,000	158,598
Cemex SAB de CV 5.45%, 11/19/29(c)	213,000	208,433
Coca-Cola Femsa SAB de CV 2.75%, 1/22/30	150,000	132,216
Comision Federal de Electricidad 3.88%, 7/26/33(c)	259,000	210,140
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/43	182,000	154,656
Grupo Televisa SAB 6.63%, 1/15/40	300,000	298,785
Industrias Penoles SAB de CV 4.75%, 8/6/50(c)	250,000	195,167
Infraestructura Energetica Nova SAPI de CV 3.75%, 1/14/28(d)	200,000	186,678
Mexico City Airport Trust
4.25%, 10/31/26, Reg S(c)	218,000	210,523
3.88%, 4/30/28(c)	200,000	188,148
Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(c)	200,000	164,162
Petroleos Mexicanos
6.88%, 10/16/25	37,000	36,686
4.50%, 1/23/26	46,000	43,595
6.88%, 8/4/26	103,000	100,394
6.49%, 1/23/27	64,000	60,788
6.50%, 3/13/27	165,000	156,257
5.35%, 2/12/28	82,000	72,864
6.50%, 1/23/29	50,000	45,360
8.75%, 6/2/29	79,000	77,760
6.84%, 1/23/30	97,000	85,811
5.95%, 1/28/31	156,000	126,655
6.70%, 2/16/32	280,000	235,872
10.00%, 2/7/33	81,000	81,737
6.63%, 6/15/35	114,000	87,835
6.50%, 6/2/41	64,000	44,381
5.50%, 6/27/44	26,000	16,032
6.38%, 1/23/45	50,000	33,009
5.63%, 1/23/46	26,000	16,080
6.75%, 9/21/47	229,000	153,597
6.35%, 2/12/48	65,000	42,142
7.69%, 1/23/50	332,000	241,736
6.95%, 1/28/60	157,000	104,612
Southern Copper Corp.
6.75%, 4/16/40	224,000	245,358
5.25%, 11/8/42	109,000	101,568
5.88%, 4/23/45	136,000	135,173
Trust Fibra Uno 7.38%, 2/13/34(c)	200,000	199,270
Total Mexico		5,721,485
Mongolia - 0.1%
Minerva Luxembourg SA 4.38%, 3/18/31(c)	200,000	165,428
Sands China Ltd. 5.40%, 8/8/28	450,000	442,665
Wynn Macau Ltd. 5.50%, 10/1/27(d)	200,000	190,240
Total Mongolia		798,333
Morocco - 0.0%
OCP SA 3.75%, 6/23/31(c)	200,000	169,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Netherlands - 0.2%
ABN AMRO Bank NV 1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(d)	$300,000	$275,550
Ahold Finance USA LLC 6.88%, 5/1/29	36,000	38,464
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(d)	795,000	793,164
5.25%, 5/24/41	107,000	106,815
Heineken NV
3.50%, 1/29/28(d)	45,000	42,694
4.00%, 10/1/42(d)	20,000	16,418
4.35%, 3/29/47(d)	27,000	22,826
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	485,352
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	252,999
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	44,000	43,735
Koninklijke Philips NV 6.88%, 3/11/38	112,000	123,273
Shell International Finance BV
2.88%, 5/10/26	36,000	34,568
4.13%, 5/11/35	561,000	513,466
Sunrise HoldCo IV BV 5.50%, 1/15/28(d)	200,000	192,442
Ziggo BV 4.88%, 1/15/30(d)	200,000	178,500
Total Netherlands		3,120,266
New Zealand - 0.1%
ANZ New Zealand International Ltd. 1.25%, 6/22/26(d)	364,000	335,222
Bank of New Zealand 2.29%, 1/27/27(d)	250,000	231,050
Total New Zealand		566,272
Nigeria - 0.0%
IHS Holding Ltd. 5.63%, 11/29/26(c)	200,000	189,446
Norway - 0.0%
Aker BP ASA 3.75%, 1/15/30(d)	169,000	154,899
Equinor ASA
1.75%, 1/22/26	15,000	14,205
3.63%, 9/10/28	21,000	19,999
3.13%, 4/6/30	66,000	60,016
2.38%, 5/22/30	15,000	13,025
3.63%, 4/6/40	10,000	8,149
5.10%, 8/17/40	15,000	14,610
4.25%, 11/23/41	15,000	13,142
3.95%, 5/15/43	17,000	14,113
4.80%, 11/8/43	15,000	13,912
3.25%, 11/18/49	21,000	14,768
3.70%, 4/6/50	26,000	19,779
Var Energi ASA 5.00%, 5/18/27(d)	200,000	196,102
Total Norway		556,719
Panama - 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(c)	200,000	149,000
Peru - 0.0%
Banco de Credito del Peru SA
5.85%, 1/11/29(c)	20,000	20,013
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(c)	35,000	33,546
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(c)	20,000	18,349
Petroleos del Peru SA 4.75%, 6/19/32(c)	200,000	144,866
Total Peru		216,774
Philippines - 0.0%
Metropolitan Bank & Trust Co. 2.13%, 1/15/26(c)	200,000	189,328
Qatar - 0.1%
QatarEnergy
3.13%, 7/12/41(c)	202,000	148,947
3.30%, 7/12/51(c)	200,000	137,904
QIB Sukuk Ltd. 5.58%, 11/22/28(c)	200,000	203,000
QNB Finance Ltd. 1.38%, 1/26/26(c)	279,000	260,519
Total Qatar		750,370
Saudi Arabia - 0.2%
Al Rajhi Sukuk Ltd. 4.75%, 4/5/28(c)	200,000	196,010
BSF Finance 5.50%, 11/23/27(c)	200,000	200,668
EIG Pearl Holdings SARL 3.55%, 8/31/36(c)	200,000	170,118
Gaci First Investment Co. 5.25%, 1/29/34(c)	322,000	314,317
Greensaif Pipelines Bidco SARL 6.13%, 2/23/38(c)	200,000	202,382
SABIC Capital II BV 4.50%, 10/10/28(c)	200,000	194,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Saudi Arabian Oil Co.
2.25%, 11/24/30(c)	$386,000	$323,429
4.25%, 4/16/39(c)	476,000	410,574
Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(c)	204,000	193,263
Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(c)	200,000	196,416
SNB Sukuk Ltd. 2.34%, 1/19/27(c)	200,000	185,658
Suci Second Investment Co. 6.25%, 10/25/33(c)	333,000	358,305
Total Saudi Arabia		2,945,662
Singapore - 0.1%
DBS Group Holdings Ltd. 1.17%, 11/22/24(d)	640,000	626,810
Singapore Telecommunications Ltd. 7.38%, 12/1/31(d)	82,000	93,486
Temasek Financial I Ltd. 5.38%, 11/23/39(d)	250,000	267,462
United Overseas Bank Ltd. 1.25%, 4/14/26(d)	200,000	186,154
Total Singapore		1,173,912
South Africa - 0.1%
Anglo American Capital PLC 5.63%, 4/1/30(d)	515,000	516,700
Eskom Holdings SOC Ltd. 4.31%, 7/23/27(c)	200,000	183,800
Sasol Financing USA LLC 4.38%, 9/18/26	240,000	225,170
Total South Africa		925,670
South Korea - 0.1%
Hana Bank 1.25%, 12/16/26(c)	200,000	180,926
Hyundai Capital Services, Inc. 5.13%, 2/5/27(c)	200,000	197,864
Kookmin Bank 2.38%, 2/15/27(c)	200,000	185,568
LG Chem Ltd. 1.38%, 7/7/26(c)	200,000	183,442
POSCO 5.75%, 1/17/28(c)	200,000	202,328
Shinhan Bank Co. Ltd. 3.75%, 9/20/27(c)	200,000	188,622
SK Hynix, Inc. 6.38%, 1/17/28(d)	350,000	359,646
Woori Bank 2.00%, 1/20/27(c)	200,000	184,114
Total South Korea		1,682,510
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26, (5.862% fixed rate until 9/14/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)	600,000	599,946
7.88%, 11/15/34, (7.883% fixed rate until 11/15/33; 1-year Constant Maturity Treasury Rate + 3.30% thereafter)(a)	200,000	220,306
Banco Santander SA
3.80%, 2/23/28	200,000	188,326
2.75%, 12/3/30	1,200,000	998,928
CaixaBank SA 5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Rate + 1.78% thereafter)(a)(d)	237,000	236,170
Iberdrola International BV 6.75%, 7/15/36	46,000	51,313
Telefonica Emisiones SA 7.05%, 6/20/36	888,000	965,425
Total Spain		3,260,414
Sweden - 0.0%
Svenska Handelsbanken AB 1.42%, 6/11/27, (1.418% fixed rate until 6/11/26; 1-year Constant Maturity Treasury Rate + 0.63% thereafter)(a)(d)	250,000	229,750
Swedbank AB 1.54%, 11/16/26(d)	227,000	207,551
Total Sweden		437,301
Switzerland - 0.3%
Alcon Finance Corp. 5.38%, 12/6/32(d)	200,000	199,534
Consolidated Energy Finance SA 6.50%, 5/15/26(d)	150,000	143,838
Credit Suisse USA LLC 7.13%, 7/15/32	1,040,000	1,147,754
Novartis Capital Corp.
2.00%, 2/14/27	100,000	92,965
4.40%, 5/6/44	103,000	91,652
Swiss Re Treasury U.S. Corp. 4.25%, 12/6/42(d)	50,000	42,235
UBS Group AG
4.55%, 4/17/26	1,302,000	1,280,179
4.28%, 1/9/28(d)	309,000	295,960
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(d)	514,000	541,232
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(d)	20,000	18,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.38%, 2/1/30(d)	$41,000	$32,984
Total Switzerland		3,886,564
Taiwan - 0.0%
TSMC Global Ltd.
1.75%, 4/23/28(c)	200,000	177,238
4.63%, 7/22/32(c)	247,000	243,275
Total Taiwan		420,513
Thailand - 0.1%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(c)	235,000	207,745
PTTEP Treasury Center Co. Ltd. 2.99%, 1/15/30(c)	200,000	177,284
Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(c)	213,000	179,048
Total Thailand		564,077
Turkey - 0.0%
Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(c)	200,000	214,068
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC 3.50%, 3/31/27(c)	200,000	190,666
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/29(c)	215,000	200,105
Abu Dhabi National Energy Co. PJSC 4.70%, 4/24/33(c)	249,000	239,857
DIB Sukuk Ltd. 2.74%, 2/16/27(c)	275,000	256,784
DP World Crescent Ltd. 4.85%, 9/26/28(c)	200,000	195,594
DP World Ltd. 6.85%, 7/2/37(c)	200,000	215,482
Emaar Sukuk Ltd. 3.64%, 9/15/26(c)	200,000	191,362
Emirates NBD Bank PJSC 5.63%, 10/21/27(c)	200,000	202,662
Fab Sukuk Co. Ltd. 4.58%, 1/17/28(c)	280,000	275,142
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(d)	348,472	295,755
MAF Global Securities Ltd. 7.88%, 6/30/27, (7.875% fixed rate until 6/30/27; 5-year Constant Maturity Treasury Rate + 4.893% thereafter)(a)(c)(e)	200,000	205,140
MDGH GMTN RSC Ltd. 5.50%, 4/28/33(c)	592,000	604,639
Total United Arab Emirates		3,073,188
United Kingdom - 1.8%
Ashtead Capital, Inc. 5.50%, 8/11/32(d)	210,000	205,229
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	83,307
4.80%, 2/26/27	90,000	89,509
4.88%, 3/3/28	80,000	79,642
1.75%, 5/28/28	90,000	79,538
4.85%, 2/26/29	90,000	89,375
4.90%, 3/3/30	15,000	14,976
4.90%, 2/26/31	20,000	19,874
2.25%, 5/28/31	15,000	12,611
4.88%, 3/3/33	10,000	9,865
5.00%, 2/26/34	30,000	29,647
AstraZeneca PLC
3.38%, 11/16/25	145,000	141,323
0.70%, 4/8/26	90,000	83,030
3.13%, 6/12/27	55,000	52,132
4.00%, 1/17/29	73,000	70,159
1.38%, 8/6/30	25,000	20,289
6.45%, 9/15/37	121,000	134,174
4.00%, 9/18/42	45,000	37,746
4.38%, 11/16/45	45,000	39,021
4.38%, 8/17/48	33,000	28,458
2.13%, 8/6/50	20,000	11,236
3.00%, 5/28/51	35,000	23,575
BAE Systems Holdings, Inc. 3.85%, 12/15/25(d)	165,000	160,865
BAE Systems PLC 5.80%, 10/11/41(d)	225,000	228,220
Barclays PLC
4.38%, 1/12/26	309,000	302,851
5.20%, 5/12/26	610,000	602,363
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	532,000	441,087
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,550,478
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	237,961
BAT Capital Corp.
3.22%, 8/15/24	343,000	341,155
3.56%, 8/15/27	149,000	141,172
4.91%, 4/2/30	176,000	171,060
6.34%, 8/2/30	460,000	480,102
4.39%, 8/15/37	200,000	168,894
7.08%, 8/2/53	13,000	14,002
British Telecommunications PLC 9.63%, 12/15/30	316,000	384,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(d)	$750,000	$629,850
CNH Industrial NV 3.85%, 11/15/27	31,000	29,722
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/26(d)	200,000	189,190
Diageo Capital PLC
3.88%, 5/18/28	412,000	395,701
5.88%, 9/30/36	29,000	30,534
3.88%, 4/29/43	24,000	19,741
Diageo Investment Corp. 4.25%, 5/11/42	24,000	20,944
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	206,000	227,589
HSBC Holdings PLC
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(a)	2,464,000	2,419,574
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,099,349
6.50%, 9/15/37	1,420,000	1,487,762
Imperial Brands Finance PLC 4.25%, 7/21/25(d)	755,000	742,324
Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(d)	200,000	191,382
Lloyds Banking Group PLC
4.38%, 3/22/28	880,000	850,010
7.95%, 11/15/33, (7.953% fixed rate until 8/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	794,002
LSEGA Financing PLC 2.50%, 4/6/31(d)	260,000	218,514
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/28(d)	20,000	21,074
6.40%, 3/26/29(d)	20,000	20,234
8.13%, 3/30/29(d)	20,000	21,079
6.50%, 3/26/31(d)	20,000	20,349
Mead Johnson Nutrition Co.
5.90%, 11/1/39	49,000	49,750
4.60%, 6/1/44	22,000	19,157
Nationwide Building Society 4.00%, 9/14/26(d)	985,000	947,176
NatWest Group PLC
4.80%, 4/5/26	231,000	228,186
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	471,690
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	286,450
NatWest Markets PLC 1.60%, 9/29/26(d)	229,000	209,773
nVent Finance SARL
4.55%, 4/15/28	30,000	29,133
2.75%, 11/15/31	22,000	18,002
5.65%, 5/15/33	36,000	35,902
RELX Capital, Inc.
4.00%, 3/18/29	59,000	56,339
3.00%, 5/22/30	54,000	48,075
4.75%, 5/20/32	36,000	35,038
Reynolds American, Inc.
6.15%, 9/15/43	516,000	506,810
5.85%, 8/15/45	588,000	548,134
Santander U.K. Group Holdings PLC 6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(a)	465,000	471,747
Smith & Nephew PLC
5.15%, 3/20/27	22,000	21,918
2.03%, 10/14/30	71,000	58,195
5.40%, 3/20/34	46,000	45,109
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	300,000	252,549
5.70%, 3/26/44(d)	301,000	294,568
Unilever Capital Corp. 3.50%, 3/22/28	512,000	487,388
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/32(d)	290,000	282,709
Vodafone Group PLC
6.15%, 2/27/37	677,000	707,424
4.25%, 9/17/50	184,000	144,479
5.63%, 2/10/53	58,000	56,031
5.75%, 2/10/63	100,000	97,431
4.13%, 6/4/81, (4.125% fixed rate until 3/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	280,000	238,560
5.13%, 6/4/81, (5.125% fixed rate until 12/4/50; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	19,220
Total United Kingdom		22,675,074
United States - 30.5%
3M Co.
2.25%, 9/19/26	309,000	288,887
2.88%, 10/15/27	6,000	5,576
4.00%, 9/14/48	213,000	169,752
7-Eleven, Inc.
0.95%, 2/10/26(d)	52,000	48,239
1.30%, 2/10/28(d)	41,000	35,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
1.80%, 2/10/31(d)	$70,000	$55,872
2.50%, 2/10/41(d)	31,000	20,365
2.80%, 2/10/51(d)	52,000	31,108
Abbott Laboratories
3.88%, 9/15/25	10,000	9,850
3.75%, 11/30/26	35,000	34,047
1.15%, 1/30/28	15,000	13,220
1.40%, 6/30/30	13,000	10,709
4.75%, 11/30/36	35,000	33,785
6.15%, 11/30/37	10,000	10,859
6.00%, 4/1/39	10,000	10,823
5.30%, 5/27/40	15,000	15,168
4.75%, 4/15/43	15,000	14,049
4.90%, 11/30/46	67,000	63,058
AbbVie, Inc.
3.20%, 5/14/26	619,000	596,623
4.25%, 11/14/28	220,000	214,020
3.20%, 11/21/29	181,000	165,023
4.55%, 3/15/35	172,000	162,070
4.50%, 5/14/35	742,000	696,011
4.05%, 11/21/39	437,000	377,048
4.85%, 6/15/44	45,000	41,575
4.25%, 11/21/49	412,000	342,500
5.40%, 3/15/54	29,000	28,619
5.50%, 3/15/64	73,000	71,790
ACCO Brands Corp. 4.25%, 3/15/29(d)	93,000	82,579
Acrisure LLC/Acrisure Finance, Inc.
10.13%, 8/1/26(d)	16,000	16,498
8.25%, 2/1/29(d)	38,000	38,245
4.25%, 2/15/29(d)	29,000	26,415
6.00%, 8/1/29(d)	20,000	18,254
AdaptHealth LLC 6.13%, 8/1/28(d)	73,000	69,950
Adient Global Holdings Ltd. 7.00%, 4/15/28(d)	45,000	46,004
Adobe, Inc. 2.30%, 2/1/30	60,000	52,193
ADT Security Corp. 4.88%, 7/15/32(d)	58,000	52,486
Advance Auto Parts, Inc.
5.90%, 3/9/26	12,000	12,016
1.75%, 10/1/27	14,000	12,116
5.95%, 3/9/28	12,000	11,909
3.90%, 4/15/30	20,000	17,975
3.50%, 3/15/32	14,000	11,770
Advanced Micro Devices, Inc. 4.39%, 6/1/52	100,000	85,051
AEP Texas, Inc. 3.80%, 10/1/47	147,000	105,201
AEP Transmission Co. LLC
2.75%, 8/15/51, Series N	22,000	13,242
4.50%, 6/15/52, Series O	24,000	20,023
Aetna, Inc.
6.63%, 6/15/36	79,000	84,280
4.13%, 11/15/42	266,000	210,999
Aflac, Inc.
1.13%, 3/15/26	28,000	26,011
2.88%, 10/15/26	21,000	19,907
3.60%, 4/1/30	21,000	19,380
4.00%, 10/15/46	20,000	15,765
4.75%, 1/15/49	27,000	23,900
AGCO Corp.
5.45%, 3/21/27	24,000	23,985
5.80%, 3/21/34	50,000	50,007
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,109
2.75%, 9/15/29	36,000	32,003
2.10%, 6/4/30	36,000	30,162
2.30%, 3/12/31	61,000	50,648
Agree LP
2.00%, 6/15/28	21,000	18,413
2.90%, 10/1/30	25,000	21,405
4.80%, 10/1/32	22,000	20,665
2.60%, 6/15/33	22,000	17,193
AIG SunAmerica Global Financing X 6.90%, 3/15/32(d)	30,000	32,497
Air Lease Corp.
3.38%, 7/1/25	50,000	48,781
2.88%, 1/15/26	90,000	86,060
3.75%, 6/1/26	45,000	43,408
1.88%, 8/15/26	75,000	69,275
2.20%, 1/15/27	45,000	41,400
3.63%, 4/1/27	30,000	28,601
3.63%, 12/1/27	30,000	28,262
5.85%, 12/15/27	100,000	101,110
2.10%, 9/1/28	30,000	26,225
4.63%, 10/1/28	30,000	29,049
5.10%, 3/1/29	30,000	29,602
3.25%, 10/1/29	45,000	40,521
3.00%, 2/1/30	45,000	39,688
3.13%, 12/1/30	55,000	47,896
2.88%, 1/15/32	55,000	45,962
Air Products & Chemicals, Inc.
1.85%, 5/15/27	166,000	152,252
2.05%, 5/15/30	13,000	11,061
2.70%, 5/15/40	121,000	86,326
Alabama Power Co.
3.13%, 7/15/51	16,000	10,644
3.00%, 3/15/52	34,000	22,055
Albemarle Corp.
4.65%, 6/1/27	40,000	39,176
5.05%, 6/1/32	43,000	41,382
5.45%, 12/1/44	32,000	29,020
5.65%, 6/1/52	41,000	37,475
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(d)	56,000	54,064
5.88%, 2/15/28(d)	413,000	406,256
Alcoa Nederland Holding BV 6.13%, 5/15/28(d)	200,000	200,194
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	26,000	24,852
4.50%, 7/30/29	72,000	69,214
4.70%, 7/1/30	32,000	30,776
4.90%, 12/15/30	50,000	48,766
2.00%, 5/18/32	462,000	360,194
1.88%, 2/1/33	82,000	61,564
3.00%, 5/18/51	315,000	190,688
Alleghany Corp.
3.63%, 5/15/30	10,000	9,283
4.90%, 9/15/44	15,000	13,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/32	$17,000	$16,850
Alliant Energy Finance LLC
4.25%, 6/15/28(d)	12,000	11,406
5.95%, 3/30/29(d)	10,000	10,227
3.60%, 3/1/32(d)	15,000	12,962
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 4/15/28(d)	171,000	171,427
5.88%, 11/1/29(d)	268,000	249,430
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/28(d)	200,000	180,332
Allison Transmission, Inc.
4.75%, 10/1/27(d)	16,000	15,428
5.88%, 6/1/29(d)	20,000	19,729
3.75%, 1/30/31(d)	41,000	35,693
Allstate Corp.
0.75%, 12/15/25	35,000	32,582
3.28%, 12/15/26	34,000	32,398
1.45%, 12/15/30	45,000	35,628
5.25%, 3/30/33	55,000	54,653
5.35%, 6/1/33	25,000	24,970
5.55%, 5/9/35	50,000	50,520
5.95%, 4/1/36	35,000	36,587
4.50%, 6/15/43	45,000	38,612
4.20%, 12/15/46	65,000	52,352
3.85%, 8/10/49	45,000	33,954
6.50%, 5/15/67, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.384% thereafter)(a)	45,000	45,263
Ally Financial, Inc.
5.80%, 5/1/25	45,000	44,986
5.75%, 11/20/25	45,000	44,815
4.75%, 6/9/27	46,000	44,680
7.10%, 11/15/27	45,000	46,812
2.20%, 11/2/28	45,000	38,830
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	51,726
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	45,000	46,203
8.00%, 11/1/31	178,000	195,120
6.70%, 2/14/33	20,000	20,014
Alphabet, Inc.
0.45%, 8/15/25	20,000	18,962
2.00%, 8/15/26	40,000	37,585
0.80%, 8/15/27	20,000	17,746
1.10%, 8/15/30	46,000	37,328
1.90%, 8/15/40	26,000	16,971
2.05%, 8/15/50	50,000	28,484
2.25%, 8/15/60	40,000	22,262
Altria Group, Inc.
4.80%, 2/14/29	441,000	432,824
5.80%, 2/14/39	335,000	333,425
5.38%, 1/31/44	555,000	527,627
4.00%, 2/4/61	309,000	215,095
Amazon.com, Inc.
3.15%, 8/22/27	72,000	68,288
1.65%, 5/12/28	52,000	46,138
1.50%, 6/3/30	54,000	44,759
2.10%, 5/12/31	565,000	472,617
4.80%, 12/5/34	26,000	25,706
4.95%, 12/5/44	380,000	369,181
AMC Entertainment Holdings, Inc. 7.50%, 2/15/29(d)	83,000	61,317
AMC Networks, Inc. 4.25%, 2/15/29	82,000	57,933
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	34,671
4.50%, 5/15/28	31,000	29,987
5.63%, 5/26/33	36,000	36,368
Amcor Flexibles North America, Inc.
4.00%, 5/17/25	31,000	30,485
2.63%, 6/19/30	36,000	30,636
2.69%, 5/25/31	57,000	47,618
Ameren Corp.
3.65%, 2/15/26	20,000	19,392
5.70%, 12/1/26	35,000	35,219
1.95%, 3/15/27	30,000	27,443
1.75%, 3/15/28	30,000	26,386
5.00%, 1/15/29	45,000	44,325
3.50%, 1/15/31	55,000	49,287
Ameren Illinois Co.
3.80%, 5/15/28	30,000	28,669
1.55%, 11/15/30	10,000	8,021
3.85%, 9/1/32	10,000	9,055
4.95%, 6/1/33	10,000	9,734
4.15%, 3/15/46	20,000	16,461
3.70%, 12/1/47	20,000	15,196
4.50%, 3/15/49	20,000	17,232
3.25%, 3/15/50	15,000	10,229
2.90%, 6/15/51	15,000	9,452
5.90%, 12/1/52	15,000	15,531
American Airlines Pass-Through Trust
4.00%, 1/15/27, Series 2013-1, Class A	110,163	106,716
3.20%, 12/15/29, Series 2016-2, Class AA	106,571	97,986
3.65%, 12/15/29, Series 2016-2, Class A	212,468	193,734
3.35%, 4/15/31, Series 2017-2, Class AA	278,210	254,718
American Assets Trust LP 3.38%, 2/1/31	36,000	29,543
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	92,750
6.88%, 7/1/28	35,000	34,855
American Electric Power Co., Inc. 3.88%, 2/15/62, (3.875% fixed rate until 11/15/26; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	905,000	828,211
American Express Co.
3.95%, 8/1/25	165,000	162,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.20%, 11/6/25	$55,000	$54,169
4.90%, 2/13/26	90,000	89,396
4.99%, 5/1/26, (4.99% fixed rate until 5/1/25; Secured Overnight Financing Rate + 0.999% thereafter)(a)	90,000	89,431
3.13%, 5/20/26	60,000	57,580
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	90,000	90,976
1.65%, 11/4/26	80,000	73,418
2.55%, 3/4/27	130,000	121,164
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Rate + 0.75% thereafter)(a)	90,000	90,342
3.30%, 5/3/27	121,000	115,063
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	89,923
5.85%, 11/5/27	110,000	112,551
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	125,000	124,296
4.05%, 5/3/29	20,000	19,184
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	109,979
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.09% thereafter)(a)	97,000	97,928
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	20,000	21,305
4.99%, 5/26/33, (4.989% fixed rate until 2/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	14,440
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	24,480
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	24,454
5.63%, 7/28/34, (5.625% fixed rate until 4/27/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	9,961
5.92%, 4/25/35, (5.915% fixed rate until 1/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	10,000	10,121
4.05%, 12/3/42	45,000	37,894
American Express Credit Corp. 3.30%, 5/3/27	25,000	23,932
American Financial Group, Inc.
5.25%, 4/2/30	22,000	21,663
4.50%, 6/15/47	55,000	44,984
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	28,673
4.90%, 2/15/29	25,000	24,313
2.38%, 7/15/31	30,000	24,266
3.63%, 4/15/32	43,000	37,344
5.50%, 2/1/34	45,000	44,077
3.38%, 7/15/51	25,000	16,202
4.30%, 4/15/52	25,000	19,209
American Honda Finance Corp.
0.75%, 8/9/24	150,000	148,680
1.20%, 7/8/25	292,000	279,102
1.00%, 9/10/25	55,000	52,062
4.90%, 3/12/27	51,000	50,746
4.70%, 1/12/28	136,000	134,726
3.50%, 2/15/28	37,000	35,082
2.00%, 3/24/28	55,000	49,251
5.13%, 7/7/28	59,000	59,199
5.65%, 11/15/28	59,000	60,351
2.25%, 1/12/29	155,000	137,339
4.90%, 3/13/29	55,000	54,596
4.60%, 4/17/30	14,000	13,689
5.85%, 10/4/30	10,000	10,392
1.80%, 1/13/31	11,000	9,001
4.90%, 1/10/34	15,000	14,534
American International Group, Inc.
4.20%, 4/1/28	21,000	20,231
3.40%, 6/30/30	24,000	21,716
5.13%, 3/27/33	75,000	73,687
3.88%, 1/15/35	46,000	40,768
4.50%, 7/16/44	68,000	59,591
4.80%, 7/10/45	68,000	61,638
4.75%, 4/1/48	91,000	81,399
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; Secured Overnight Financing Rate + 3.132% thereafter)(a)	77,000	75,584
4.38%, 6/30/50	121,000	100,938
American Tower Corp.
4.00%, 6/1/25	45,000	44,290
1.30%, 9/15/25	30,000	28,425
4.40%, 2/15/26	31,000	30,442
1.60%, 4/15/26	45,000	41,924
1.45%, 9/15/26	35,000	32,013
3.38%, 10/15/26	60,000	57,281
2.75%, 1/15/27	45,000	42,222
3.13%, 1/15/27	25,000	23,652
3.65%, 3/15/27	40,000	38,274
3.55%, 7/15/27	46,000	43,586
3.60%, 1/15/28	45,000	42,314
1.50%, 1/31/28	40,000	34,873
5.50%, 3/15/28	45,000	45,213
5.25%, 7/15/28	40,000	39,874
5.80%, 11/15/28	45,000	45,777
5.20%, 2/15/29	40,000	39,728
3.95%, 3/15/29	35,000	32,847
3.80%, 8/15/29	120,000	111,116
2.90%, 1/15/30	55,000	48,248
2.10%, 6/15/30	55,000	45,750
1.88%, 10/15/30	55,000	44,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
2.70%, 4/15/31	$50,000	$42,097
2.30%, 9/15/31	50,000	40,547
4.05%, 3/15/32	45,000	40,856
5.65%, 3/15/33	55,000	55,175
5.55%, 7/15/33	60,000	59,713
5.90%, 11/15/33	56,000	57,260
5.45%, 2/15/34	45,000	44,482
3.70%, 10/15/49	55,000	39,798
3.10%, 6/15/50	95,000	61,060
2.95%, 1/15/51	95,000	59,096
American Transmission Systems, Inc.
2.65%, 1/15/32(d)	25,000	20,635
5.00%, 9/1/44(d)	16,000	14,335
American Water Capital Corp.
2.95%, 9/1/27	35,000	32,767
3.75%, 9/1/28	39,000	37,124
3.45%, 6/1/29	40,000	37,066
2.80%, 5/1/30	36,000	31,549
2.30%, 6/1/31	40,000	33,181
4.45%, 6/1/32	55,000	52,425
5.15%, 3/1/34	50,000	49,408
6.59%, 10/15/37	70,000	77,192
4.30%, 12/1/42	45,000	38,592
4.30%, 9/1/45	30,000	25,820
4.00%, 12/1/46	25,000	19,989
3.75%, 9/1/47	68,000	51,688
4.20%, 9/1/48	63,000	51,412
4.15%, 6/1/49	50,000	40,312
3.45%, 5/1/50	45,000	31,872
3.25%, 6/1/51	50,000	34,432
5.45%, 3/1/54	65,000	62,778
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	20,000	19,696
5.75%, 5/20/27	138,000	131,699
Ameriprise Financial, Inc. 3.00%, 4/2/25	179,000	175,320
AmFam Holdings, Inc.
2.81%, 3/11/31(d)	20,000	15,306
3.83%, 3/11/51(d)	20,000	11,814
Amgen, Inc.
2.30%, 2/25/31	825,000	690,360
6.40%, 2/1/39	2,040,000	2,186,513
3.15%, 2/21/40	437,000	327,234
5.65%, 6/15/42	100,000	99,398
5.60%, 3/2/43	54,000	53,515
4.40%, 5/1/45	619,000	522,653
5.75%, 3/2/63	175,000	172,322
Amphenol Corp.
4.75%, 3/30/26	22,000	21,795
5.05%, 4/5/27	27,000	26,946
5.05%, 4/5/29	27,000	26,942
4.35%, 6/1/29	36,000	34,811
2.80%, 2/15/30	64,000	56,712
2.20%, 9/15/31	54,000	44,195
5.25%, 4/5/34	43,000	42,912
AmWINS Group, Inc. 4.88%, 6/30/29(d)	59,000	54,320
Analog Devices, Inc.
3.50%, 12/5/26	62,000	59,770
3.45%, 6/15/27	29,000	27,739
1.70%, 10/1/28	52,000	45,537
2.10%, 10/1/31	21,000	17,278
4.25%, 10/1/32	6,000	5,687
5.05%, 4/1/34	11,000	10,933
2.80%, 10/1/41	37,000	26,127
5.30%, 12/15/45	17,000	16,510
2.95%, 10/1/51	49,000	31,973
5.30%, 4/1/54	27,000	26,309
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(d)	27,000	26,724
5.75%, 1/15/28(d)	27,000	26,467
5.38%, 6/15/29(d)	31,000	29,749
6.63%, 2/1/32(d)	25,000	25,067
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(d)	25,000	21,740
Aon Corp.
4.50%, 12/15/28	20,000	19,401
3.75%, 5/2/29	55,000	51,505
2.80%, 5/15/30	111,000	96,814
6.25%, 9/30/40	25,000	26,443
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	32,757
2.05%, 8/23/31	30,000	24,125
2.60%, 12/2/31	35,000	29,144
5.00%, 9/12/32	35,000	34,045
5.35%, 2/28/33	55,000	54,278
2.90%, 8/23/51	55,000	33,716
3.90%, 2/28/52	80,000	59,071
Aon Global Ltd.
3.88%, 12/15/25	45,000	43,918
4.60%, 6/14/44	50,000	42,686
4.75%, 5/15/45	55,000	47,886
Aon North America, Inc.
5.13%, 3/1/27	35,000	34,930
5.15%, 3/1/29	60,000	59,722
5.30%, 3/1/31	45,000	44,851
5.45%, 3/1/34	125,000	123,981
5.75%, 3/1/54	180,000	177,151
Apache Corp.
4.38%, 10/15/28	20,000	18,858
4.25%, 1/15/30	37,000	34,291
6.00%, 1/15/37	40,000	39,612
5.10%, 9/1/40	120,000	103,372
5.25%, 2/1/42	35,000	30,089
4.75%, 4/15/43	40,000	32,075
5.35%, 7/1/49	35,000	29,745
Apollo Global Management, Inc. 6.38%, 11/15/33	10,000	10,639
Apollo Management Holdings LP
4.40%, 5/27/26(d)	20,000	19,557
4.87%, 2/15/29(d)	28,000	27,556
2.65%, 6/5/30(d)	20,000	17,362
5.00%, 3/15/48(d)	12,000	11,028
Appalachian Power Co.
7.00%, 4/1/38	515,000	562,231
4.45%, 6/1/45	309,000	248,504
Apple, Inc.
3.20%, 5/13/25	41,000	40,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.25%, 2/23/26	$67,000	$65,068
3.35%, 2/9/27	412,000	396,661
1.20%, 2/8/28	51,000	44,909
1.65%, 5/11/30	36,000	30,161
2.38%, 2/8/41	309,000	212,855
3.85%, 5/4/43	412,000	345,207
2.65%, 5/11/50	412,000	261,097
Applied Materials, Inc.
3.30%, 4/1/27	406,000	389,614
4.35%, 4/1/47	49,000	42,925
2.75%, 6/1/50	37,000	24,212
Aptiv PLC
4.35%, 3/15/29	20,000	19,198
4.40%, 10/1/46	25,000	19,639
5.40%, 3/15/49	30,000	26,764
3.10%, 12/1/51	135,000	83,187
Aptiv PLC/Aptiv Corp.
3.25%, 3/1/32	55,000	47,470
4.15%, 5/1/52	90,000	67,648
APX Group, Inc. 5.75%, 7/15/29(d)	224,000	212,955
Arch Capital Finance LLC
4.01%, 12/15/26	30,000	28,998
5.03%, 12/15/46	40,000	36,219
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	28,346
3.64%, 6/30/50	90,000	65,413
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	45,000	41,494
Archer-Daniels-Midland Co.
2.50%, 8/11/26	73,000	69,016
3.25%, 3/27/30	21,000	19,011
2.90%, 3/1/32	15,000	12,724
5.94%, 10/1/32	7,000	7,401
4.50%, 8/15/33	10,000	9,456
5.38%, 9/15/35	19,000	19,206
4.54%, 3/26/42	17,000	14,831
4.02%, 4/16/43	16,000	12,764
3.75%, 9/15/47	18,000	13,541
4.50%, 3/15/49	26,000	21,968
2.70%, 9/15/51	33,000	20,149
Arches Buyer, Inc.
4.25%, 6/1/28(d)	39,000	34,093
6.13%, 12/1/28(d)	20,000	16,133
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 6/15/27(d)	200,000	195,758
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/27(d)	200,000	118,192
Ares Capital Corp. 2.88%, 6/15/28	514,000	456,746
Ares Finance Co. II LLC 3.25%, 6/15/30(d)	16,000	14,021
Ares Finance Co. III LLC 4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(d)	18,000	16,751
Ares Finance Co. IV LLC 3.65%, 2/1/52(d)	20,000	13,769
Ares Management Corp. 6.38%, 11/10/28	30,000	31,188
Arizona Public Service Co.
2.95%, 9/15/27	204,000	189,818
3.35%, 5/15/50	350,000	233,891
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	28,470
2.95%, 2/15/32	36,000	30,096
5.88%, 4/10/34	36,000	35,416
Arsenal AIC Parent LLC
8.00%, 10/1/30(d)	29,000	30,213
11.50%, 10/1/31(d)	20,000	22,333
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	24,343
5.50%, 3/2/33	25,000	24,936
6.50%, 2/15/34	30,000	31,738
5.45%, 7/15/34	45,000	44,540
3.50%, 5/20/51	75,000	51,145
3.05%, 3/9/52	30,000	18,471
5.75%, 3/2/53	55,000	53,282
6.75%, 2/15/54	55,000	60,729
5.75%, 7/15/54	55,000	53,466
Asbury Automotive Group, Inc. 4.63%, 11/15/29(d)	96,000	88,411
Ascension Health
2.53%, 11/15/29, Series B	18,000	15,868
3.11%, 11/15/39, Series B	12,000	9,227
3.95%, 11/15/46	24,000	19,792
4.85%, 11/15/53	9,000	8,426
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/29(d)	45,000	43,282
Ashland, Inc. 3.38%, 9/1/31(d)	161,000	135,498
ASP Unifrax Holdings, Inc. 7.50%, 9/30/29(d)	100,000	51,820
Assurant, Inc.
4.90%, 3/27/28	18,000	17,558
3.70%, 2/22/30	25,000	22,418
2.65%, 1/15/32	25,000	20,365
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.399% thereafter)(a)	17,000	17,176
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	22,609
3.15%, 6/15/31	38,000	32,861
3.60%, 9/15/51	49,000	33,965
AssuredPartners, Inc.
5.63%, 1/15/29(d)	23,000	21,424
7.50%, 2/15/32(d)	20,000	19,931
AT&T, Inc.
1.70%, 3/25/26	185,000	173,214
2.30%, 6/1/27	412,000	378,789
2.55%, 12/1/33	1,813,000	1,430,783
4.50%, 5/15/35	327,000	299,333
5.25%, 3/1/37	95,000	92,060
5.35%, 9/1/40	11,000	10,517
3.50%, 6/1/41	825,000	630,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.55%, 8/15/41	$845,000	$826,435
5.15%, 3/15/42	87,000	80,457
4.30%, 12/15/42	15,000	12,533
3.10%, 2/1/43	60,000	44,115
5.15%, 11/15/46	385,000	355,155
3.65%, 6/1/51	412,000	291,103
3.50%, 9/15/53	679,000	459,697
3.55%, 9/15/55	680,000	457,361
3.80%, 12/1/57	509,000	354,641
AthenaHealth Group, Inc. 6.50%, 2/15/30(d)	209,000	190,134
Athene Holding Ltd. 3.95%, 5/25/51	423,000	302,652
ATI, Inc.
5.88%, 12/1/27	14,000	13,784
4.88%, 10/1/29	13,000	12,169
7.25%, 8/15/30	17,000	17,477
5.13%, 10/1/31	14,000	12,818
Atlantic City Electric Co. 2.30%, 3/15/31	341,000	283,838
Atmos Energy Corp.
2.63%, 9/15/29	100,000	89,123
2.85%, 2/15/52	316,000	196,726
Autodesk, Inc.
4.38%, 6/15/25	20,000	19,788
3.50%, 6/15/27	30,000	28,632
2.85%, 1/15/30	35,000	30,911
2.40%, 12/15/31	71,000	58,255
AutoNation, Inc. 3.85%, 3/1/32	278,000	245,193
AutoZone, Inc.
3.25%, 4/15/25	25,000	24,503
3.63%, 4/15/25	30,000	29,499
3.13%, 4/21/26	25,000	23,993
5.05%, 7/15/26	30,000	29,833
3.75%, 6/1/27	35,000	33,627
4.50%, 2/1/28	30,000	29,272
6.25%, 11/1/28	30,000	31,165
3.75%, 4/18/29	30,000	28,124
4.00%, 4/15/30	55,000	51,576
1.65%, 1/15/31	45,000	35,904
4.75%, 8/1/32	55,000	52,603
4.75%, 2/1/33	40,000	38,138
5.20%, 8/1/33	20,000	19,722
6.55%, 11/1/33	35,000	37,648
AvalonBay Communities, Inc.
3.50%, 11/15/24	175,000	173,327
3.30%, 6/1/29	182,000	166,645
2.45%, 1/15/31	6,000	5,082
2.05%, 1/15/32	14,000	11,405
3.90%, 10/15/46	17,000	13,305
4.35%, 4/15/48	15,000	12,332
Avantor Funding, Inc.
4.63%, 7/15/28(d)	63,000	59,408
3.88%, 11/1/29(d)	33,000	29,645
Avery Dennison Corp.
4.88%, 12/6/28	31,000	30,544
2.65%, 4/30/30	36,000	31,141
2.25%, 2/15/32	36,000	29,140
5.75%, 3/15/33	29,000	29,613
Aviation Capital Group LLC
4.13%, 8/1/25(d)	20,000	19,578
4.88%, 10/1/25(d)	12,000	11,815
1.95%, 1/30/26(d)	31,000	29,107
1.95%, 9/20/26(d)	31,000	28,452
3.50%, 11/1/27(d)	31,000	28,954
6.25%, 4/15/28(d)	25,000	25,466
6.75%, 10/25/28(d)	20,000	20,796
6.38%, 7/15/30(d)	20,000	20,623
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(d)	30,000	28,778
4.75%, 4/1/28(d)	20,000	18,207
5.38%, 3/1/29(d)	25,000	22,887
8.00%, 2/15/31(d)	20,000	19,856
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(d)	150,000	145,141
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	20,735
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	27,340
AXIS Specialty Finance PLC 4.00%, 12/6/27	21,000	20,092
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	135,000	127,223
3.14%, 11/7/29	174,000	157,397
4.08%, 12/15/47	45,000	36,023
Ball Corp. 2.88%, 8/15/30	114,000	96,384
Bank of America Corp.
3.95%, 4/21/25, Series L	841,000	828,301
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month Secured Overnight Financing Rate + 1.352% thereafter)(a)	412,000	408,247
4.45%, 3/3/26	1,236,000	1,214,852
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	180,000	176,483
3.50%, 4/19/26	412,000	399,216
4.25%, 10/22/26	795,000	774,823
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	404,821
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,250,027
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	707,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	$331,000	$278,258
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	386,077
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	701,188
5.88%, 2/7/42	251,000	263,593
5.00%, 1/21/44	215,000	204,416
4.75%, 4/21/45, Series L	50,000	45,361
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	155,715
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	49,000	30,949
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	29,000	20,867
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)	195,000	127,354
Bank of New York Mellon Corp.
4.41%, 7/24/26, (4.414% fixed rate until 7/24/25; Secured Overnight Financing Rate + 1.345% thereafter)(a)	273,000	269,814
2.45%, 8/17/26	100,000	94,457
1.05%, 10/15/26	166,000	151,128
3.25%, 5/16/27	309,000	294,783
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	95,506
3.00%, 10/30/28	322,000	294,997
3.30%, 8/23/29	15,000	13,665
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	72,244
1.65%, 1/28/31	10,000	8,074
1.80%, 7/28/31	10,000	8,052
2.50%, 1/26/32	9,000	7,486
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,029
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	31,999
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	21,000	20,421
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	6,000	6,468
BankUnited, Inc.
4.88%, 11/17/25	25,000	24,580
5.13%, 6/11/30	21,000	18,956
Bath & Body Works, Inc.
6.63%, 10/1/30(d)	132,000	132,195
7.60%, 7/15/37	55,000	53,824
Bausch Health Cos., Inc.
4.88%, 6/1/28(d)	203,000	147,230
6.25%, 2/15/29(d)	187,000	101,513
5.25%, 2/15/31(d)	100,000	51,088
Baxalta, Inc.
4.00%, 6/23/25	50,000	49,247
5.25%, 6/23/45	475,000	450,480
Baxter International, Inc.
2.60%, 8/15/26	45,000	42,348
1.92%, 2/1/27	90,000	82,203
2.27%, 12/1/28	75,000	65,673
3.95%, 4/1/30	35,000	32,376
1.73%, 4/1/31	45,000	35,459
2.54%, 2/1/32	110,000	89,421
3.50%, 8/15/46	40,000	28,074
3.13%, 12/1/51	70,000	43,867
Bayer Corp. 6.65%, 2/15/28(d)	245,000	252,203
BCPE Empire Holdings, Inc. 7.63%, 5/1/27(d)	9,000	8,732
Beacon Roofing Supply, Inc.
4.50%, 11/15/26(d)	12,000	11,639
4.13%, 5/15/29(d)	14,000	12,706
6.50%, 8/1/30(d)	25,000	25,090
Becton Dickinson & Co.
3.70%, 6/6/27	105,000	100,532
4.69%, 2/13/28	50,000	49,107
4.87%, 2/8/29	40,000	39,505
2.82%, 5/20/30	55,000	48,148
1.96%, 2/11/31	71,000	57,684
4.30%, 8/22/32	35,000	32,597
5.11%, 2/8/34	40,000	39,093
4.69%, 12/15/44	90,000	79,439
4.67%, 6/6/47	135,000	117,702
3.79%, 5/20/50	50,000	37,738
Belo Corp.
7.75%, 6/1/27	8,000	8,208
7.25%, 9/15/27	10,000	10,044
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	130,000	128,422
6.13%, 4/1/36	432,000	451,099
2.85%, 5/15/51	30,000	18,356
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	176,480
4.25%, 1/15/49	29,000	24,814
2.85%, 10/15/50	35,000	22,531
Berkshire Hathaway, Inc. 3.13%, 3/15/26	99,000	95,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Berry Global, Inc.
1.57%, 1/15/26	$94,000	$88,070
4.50%, 2/15/26(d)	12,000	11,697
4.88%, 7/15/26(d)	25,000	24,614
1.65%, 1/15/27	25,000	22,693
5.63%, 7/15/27(d)	21,000	20,749
5.50%, 4/15/28	30,000	29,844
5.65%, 1/15/34(d)	57,000	55,663
Best Buy Co., Inc. 4.45%, 10/1/28	171,000	166,041
Biogen, Inc.
4.05%, 9/15/25	108,000	106,127
2.25%, 5/1/30	105,000	88,510
5.20%, 9/15/45	100,000	91,660
3.15%, 5/1/50	135,000	87,450
3.25%, 2/15/51	65,000	43,221
Black Hills Corp.
3.95%, 1/15/26	18,000	17,558
3.15%, 1/15/27	25,000	23,635
5.95%, 3/15/28	22,000	22,447
3.05%, 10/15/29	29,000	25,761
2.50%, 6/15/30	29,000	24,156
4.35%, 5/1/33	29,000	25,999
6.15%, 5/15/34	41,000	41,702
4.20%, 9/15/46	27,000	20,836
3.88%, 10/15/49	27,000	19,132
Black Knight InfoServ LLC 3.63%, 9/1/28(d)	100,000	93,810
BlackRock, Inc.
3.20%, 3/15/27	85,000	81,442
2.40%, 4/30/30	90,000	78,336
1.90%, 1/28/31	124,000	102,378
Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(d)	360,000	375,271
Blackstone Private Credit Fund
7.05%, 9/29/25	50,000	50,513
2.63%, 12/15/26	75,000	68,525
3.25%, 3/15/27	61,000	56,300
7.30%, 11/27/28(d)	30,000	31,233
4.00%, 1/15/29	40,000	36,710
6.25%, 1/25/31(d)	35,000	35,013
Blackstone Secured Lending Fund 2.75%, 9/16/26	197,000	182,546
Block, Inc.
2.75%, 6/1/26	41,000	38,689
3.50%, 6/1/31	41,000	35,206
Blue Owl Capital Corp.
3.75%, 7/22/25	30,000	29,148
3.40%, 7/15/26	114,000	107,359
2.88%, 6/11/28	101,000	89,474
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	20,361
4.70%, 2/8/27	31,000	29,555
7.75%, 9/16/27	37,000	38,302
7.95%, 6/13/28	40,000	41,624
7.75%, 1/15/29	34,000	35,308
6.65%, 3/15/31	54,000	53,449
Blue Owl Finance LLC 3.13%, 6/10/31(d)	151,000	126,440
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,172
4.45%, 7/15/27	31,000	30,149
4.80%, 5/3/29	36,000	35,087
3.40%, 2/15/31	36,000	31,344
3.60%, 9/1/32	36,000	30,978
5.63%, 8/1/34	54,000	52,951
Boeing Co.
2.20%, 2/4/26	412,000	386,806
5.04%, 5/1/27	412,000	402,635
6.30%, 5/1/29(d)	108,000	108,931
5.15%, 5/1/30	740,000	706,293
6.53%, 5/1/34(d)	231,000	234,236
3.50%, 3/1/39	495,000	350,490
5.71%, 5/1/40	412,000	379,172
5.81%, 5/1/50	248,000	222,213
6.86%, 5/1/54(d)	231,000	234,426
5.93%, 5/1/60	908,000	802,300
Booking Holdings, Inc. 4.63%, 4/13/30	80,000	78,147
Boost Newco Borrower LLC 7.50%, 1/15/31(d)	200,000	207,402
Booz Allen Hamilton, Inc. 3.88%, 9/1/28(d)	100,000	93,916
BorgWarner, Inc. 2.65%, 7/1/27	412,000	380,663
Boston Properties LP
4.50%, 12/1/28	62,000	58,384
2.90%, 3/15/30	409,000	346,403
3.25%, 1/30/31	98,000	82,696
2.55%, 4/1/32	13,000	10,142
Boston Scientific Corp.
1.90%, 6/1/25	30,000	28,971
4.00%, 3/1/28	20,000	19,292
2.65%, 6/1/30	85,000	74,109
6.50%, 11/15/35	30,000	33,044
4.55%, 3/1/39	40,000	36,966
7.38%, 1/15/40	25,000	29,289
4.70%, 3/1/49	60,000	53,263
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	39,182
4.75%, 6/15/31(d)	37,000	33,234
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	394,976
4.23%, 11/6/28	100,000	96,793
3.63%, 4/6/30	155,000	143,948
1.75%, 8/10/30	20,000	16,531
2.72%, 1/12/32	190,000	161,217
4.81%, 2/13/33	350,000	338,751
3.06%, 6/17/41	52,000	37,862
3.00%, 2/24/50	58,000	37,823
2.77%, 11/10/50	66,000	40,777
3.38%, 2/8/61	90,000	59,367
Brand Industrial Services, Inc. 10.38%, 8/1/30(d)	55,000	59,090
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	16,259
8.05%, 3/15/28	51,000	52,599
Brighthouse Financial, Inc. 5.63%, 5/15/30	399,000	399,674
Brightline East LLC 11.00%, 1/31/30(d)	200,000	189,818
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	64,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.90%, 2/20/28	$412,000	$396,727
3.40%, 7/26/29	176,000	163,087
4.13%, 6/15/39	935,000	808,205
2.35%, 11/13/40	412,000	272,740
4.55%, 2/20/48	167,000	143,471
2.55%, 11/13/50	67,000	39,273
3.90%, 3/15/62	49,000	35,340
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,008
3.90%, 3/15/27	25,000	23,895
2.25%, 4/1/28	20,000	17,742
4.13%, 5/15/29	55,000	51,606
4.05%, 7/1/30	57,000	52,500
2.50%, 8/16/31	35,000	28,626
5.50%, 2/15/34	30,000	29,354
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	412,000	397,802
Broadcom, Inc.
4.11%, 9/15/28	217,000	208,101
4.30%, 11/15/32	178,000	164,912
3.14%, 11/15/35(d)	1,630,000	1,295,997
4.93%, 5/15/37(d)	434,000	404,215
3.75%, 2/15/51(d)	23,000	16,960
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	28,880
2.90%, 12/1/29	54,000	47,704
2.60%, 5/1/31	72,000	60,265
Brown & Brown, Inc.
4.20%, 9/15/24	175,000	174,242
2.38%, 3/15/31	306,000	250,632
Brown-Forman Corp. 3.50%, 4/15/25	177,000	174,232
Brunswick Corp.
5.85%, 3/18/29	25,000	24,964
2.40%, 8/18/31	39,000	30,958
4.40%, 9/15/32	32,000	28,566
5.10%, 4/1/52	27,000	20,985
Buckeye Partners LP
3.95%, 12/1/26	25,000	23,835
4.13%, 12/1/27	17,000	15,789
4.50%, 3/1/28(d)	21,000	19,668
5.85%, 11/15/43	17,000	14,647
5.60%, 10/15/44	12,000	9,357
Builders FirstSource, Inc.
5.00%, 3/1/30(d)	23,000	21,708
4.25%, 2/1/32(d)	54,000	47,222
6.38%, 6/15/32(d)	29,000	28,957
6.38%, 3/1/34(d)	41,000	40,214
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	37,000	35,308
3.25%, 8/15/26	43,000	41,040
3.75%, 9/25/27	37,000	35,231
2.75%, 5/14/31	72,000	61,394
Burford Capital Global Finance LLC 6.25%, 4/15/28(d)	200,000	195,296
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	176,000	172,471
4.55%, 9/1/44	535,000	471,025
3.55%, 2/15/50	40,000	29,258
3.05%, 2/15/51	28,000	18,511
3.30%, 9/15/51	274,000	189,942
2.88%, 6/15/52	31,000	19,517
Burlington Resources LLC
7.20%, 8/15/31	9,000	10,074
7.40%, 12/1/31	8,000	9,078
5.95%, 10/15/36	15,000	15,610
Caesars Entertainment, Inc.
7.00%, 2/15/30(d)	168,000	170,110
6.50%, 2/15/32(d)	61,000	60,377
Calpine Corp.
5.25%, 6/1/26(d)	17,000	16,841
4.50%, 2/15/28(d)	52,000	49,040
5.13%, 3/15/28(d)	58,000	55,335
4.63%, 2/1/29(d)	27,000	25,125
5.00%, 2/1/31(d)	35,000	32,339
3.75%, 3/1/31(d)	37,000	32,482
Camden Property Trust
5.85%, 11/3/26	35,000	35,430
4.10%, 10/15/28	28,000	26,864
3.15%, 7/1/29	12,000	10,856
2.80%, 5/15/30	15,000	13,168
4.90%, 1/15/34	8,000	7,624
3.35%, 11/1/49	15,000	10,433
Cameron LNG LLC
2.90%, 7/15/31(d)	33,000	28,249
3.30%, 1/15/35(d)	34,000	27,890
3.40%, 1/15/38(d)	21,000	16,911
3.70%, 1/15/39(d)	37,000	29,922
Campbell Soup Co.
5.30%, 3/20/26	25,000	24,956
5.20%, 3/19/27	30,000	30,030
4.15%, 3/15/28	60,000	57,861
5.20%, 3/21/29	35,000	34,847
2.38%, 4/24/30	35,000	29,853
5.40%, 3/21/34	70,000	69,301
4.80%, 3/15/48	65,000	56,597
3.13%, 4/24/50	45,000	29,129
Capital One Financial Corp.
4.25%, 4/30/25	45,000	44,450
4.20%, 10/29/25	90,000	88,206
4.99%, 7/24/26, (4.985% fixed rate until 7/24/25; Secured Overnight Financing Rate + 2.16% thereafter)(a)	85,000	84,247
3.75%, 7/28/26	90,000	86,834
3.75%, 3/9/27	83,000	79,562
3.65%, 5/11/27	62,000	59,178
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	45,000	46,541
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	75,000	68,569
3.80%, 1/31/28	85,000	80,571
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	93,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	$60,000	$59,535
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	110,000	112,262
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	60,000	60,015
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	75,000	67,445
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	63,530
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	136,722
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	54,589
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	35,000	28,324
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	80,000	77,090
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	88,852
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	128,164
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	70,353
Cardinal Health, Inc.
3.75%, 9/15/25	30,000	29,346
3.41%, 6/15/27	75,000	71,211
5.13%, 2/15/29	40,000	39,740
5.45%, 2/15/34	35,000	34,831
4.60%, 3/15/43	30,000	25,689
4.50%, 11/15/44	30,000	25,078
4.90%, 9/15/45	40,000	35,161
4.37%, 6/15/47	50,000	40,396
Cargill, Inc.
3.50%, 4/22/25(d)	20,000	19,691
4.88%, 10/10/25(d)	30,000	29,878
0.75%, 2/2/26(d)	20,000	18,597
4.50%, 6/24/26(d)	25,000	24,679
3.63%, 4/22/27(d)	20,000	19,233
3.25%, 5/23/29(d)	25,000	23,096
2.13%, 4/23/30(d)	30,000	25,518
1.70%, 2/2/31(d)	20,000	16,196
2.13%, 11/10/31(d)	40,000	32,460
4.00%, 6/22/32(d)	25,000	23,021
5.13%, 10/11/32(d)	20,000	19,917
4.75%, 4/24/33(d)	20,000	19,316
4.76%, 11/23/45(d)	25,000	22,435
3.88%, 5/23/49(d)	15,000	11,673
3.13%, 5/25/51(d)	30,000	20,052
4.38%, 4/22/52(d)	20,000	16,856
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	35,156
2.75%, 3/1/30	54,000	47,089
2.20%, 3/1/32	39,000	31,098
Carlyle Holdings II Finance LLC 5.63%, 3/30/43(d)	40,000	38,316
Carnival Corp.
7.63%, 3/1/26(d)	223,000	224,421
5.75%, 3/1/27(d)	36,000	35,384
4.00%, 8/1/28(d)	198,000	182,815
10.50%, 6/1/30(d)	36,000	39,186
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/28(d)	154,000	166,861
Carrier Global Corp.
5.80%, 11/30/25	60,000	60,293
2.49%, 2/15/27	55,000	51,214
2.72%, 2/15/30	145,000	127,332
2.70%, 2/15/31	55,000	47,100
5.90%, 3/15/34	70,000	72,756
3.38%, 4/5/40	135,000	104,594
3.58%, 4/5/50	180,000	131,278
6.20%, 3/15/54	90,000	96,688
Carvana Co.
12.00%, 12/1/28, PIK(d)	42,000	43,949
13.00%, 6/1/30, PIK(d)	64,000	65,974
14.00%, 6/1/31, PIK(d)	76,000	80,178
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27(d)	20,000	19,602
3.13%, 2/15/29(d)	23,000	21,960
3.50%, 4/1/30(d)	27,000	25,733
Caterpillar Financial Services Corp.
3.40%, 5/13/25	92,000	90,396
1.45%, 5/15/25	45,000	43,407
5.15%, 8/11/25	60,000	59,974
3.65%, 8/12/25	60,000	58,867
0.80%, 11/13/25	75,000	70,521
4.80%, 1/6/26	65,000	64,681
5.05%, 2/27/26	60,000	59,908
0.90%, 3/2/26	55,000	51,157
4.35%, 5/15/26	90,000	88,773
2.40%, 8/9/26	20,000	18,891
1.15%, 9/14/26	35,000	32,057
1.70%, 1/8/27	35,000	32,213
4.50%, 1/8/27	35,000	34,621
3.60%, 8/12/27	50,000	47,966
1.10%, 9/14/27	55,000	48,767
4.85%, 2/27/29	45,000	44,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Caterpillar, Inc.
2.60%, 9/19/29	$10,000	$8,932
2.60%, 4/9/30	15,000	13,225
1.90%, 3/12/31	10,000	8,378
5.30%, 9/15/35	15,000	15,611
6.05%, 8/15/36	20,000	21,783
5.20%, 5/27/41	35,000	34,220
3.80%, 8/15/42	75,000	61,213
4.30%, 5/15/44	22,000	19,360
3.25%, 9/19/49	45,000	31,981
3.25%, 4/9/50	55,000	39,379
4.75%, 5/15/64	20,000	17,923
CBRE Services, Inc.
4.88%, 3/1/26	37,000	36,552
5.50%, 4/1/29	36,000	35,997
2.50%, 4/1/31	36,000	29,712
5.95%, 8/15/34	91,000	91,811
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(d)	282,000	240,368
4.75%, 2/1/32(d)	470,000	378,773
4.50%, 5/1/32	457,000	363,173
4.25%, 1/15/34(d)	750,000	561,195
CDW LLC/CDW Finance Corp.
4.13%, 5/1/25	37,000	36,364
2.67%, 12/1/26	62,000	57,861
3.28%, 12/1/28	31,000	28,041
3.25%, 2/15/29	43,000	38,872
3.57%, 12/1/31	71,000	61,510
Cedar Fair LP 5.25%, 7/15/29	20,000	18,891
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 4/15/27	20,000	19,661
6.50%, 10/1/28	12,000	11,982
Celanese U.S. Holdings LLC
6.17%, 7/15/27	417,000	422,842
6.33%, 7/15/29	100,000	102,732
6.38%, 7/15/32	72,000	74,071
6.70%, 11/15/33	20,000	21,050
Cencora, Inc. 2.80%, 5/15/30	417,000	365,033
Centene Corp.
4.25%, 12/15/27	150,000	142,824
2.45%, 7/15/28	140,000	123,651
4.63%, 12/15/29	250,000	235,525
3.38%, 2/15/30	145,000	127,838
3.00%, 10/15/30	155,000	131,893
2.50%, 3/1/31	155,000	126,584
2.63%, 8/1/31	95,000	77,356
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	292,861
3.35%, 4/1/51, Series AF	281,000	196,031
CenterPoint Energy Resources Corp. 4.40%, 7/1/32	60,000	56,063
Central Garden & Pet Co. 4.13%, 10/15/30	201,000	178,562
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/29(d)	171,000	172,170
CF Industries, Inc. 5.38%, 3/15/44	194,000	179,318
Charles River Laboratories International, Inc.
4.25%, 5/1/28(d)	20,000	18,781
3.75%, 3/15/29(d)	20,000	18,139
4.00%, 3/15/31(d)	20,000	17,620
Charles Schwab Corp.
3.20%, 3/2/27	184,000	174,610
3.20%, 1/25/28	412,000	385,871
4.63%, 3/22/30	221,000	217,608
Chart Industries, Inc.
7.50%, 1/1/30(d)	60,000	61,851
9.50%, 1/1/31(d)	21,000	22,710
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	143,000	141,709
5.38%, 4/1/38	340,000	293,995
6.48%, 10/23/45	412,000	380,140
5.38%, 5/1/47	728,000	584,642
5.75%, 4/1/48	455,000	382,459
3.85%, 4/1/61	450,000	265,099
3.95%, 6/30/62	75,000	44,680
Chemours Co.
5.75%, 11/15/28(d)	76,000	69,657
4.63%, 11/15/29(d)	2,000	1,706
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	73,454
3.70%, 11/15/29	80,000	73,594
2.74%, 12/31/39	51,000	40,784
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	99,885
4.00%, 3/1/31	105,000	94,877
3.25%, 1/31/32	85,000	72,181
5.95%, 6/30/33	100,000	101,037
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	88,795
5.65%, 4/15/34(d)	136,000	135,032
Chesapeake Energy Corp.
5.50%, 2/1/26(d)	20,000	19,833
5.88%, 2/1/29(d)	20,000	19,686
6.75%, 4/15/29(d)	39,000	39,180
Chevron USA, Inc.
1.02%, 8/12/27	100,000	88,513
3.25%, 10/15/29	170,000	157,269
Choice Hotels International, Inc. 3.70%, 12/1/29	65,000	58,170
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(d)	46,000	46,000
5.63%, 3/15/27(d)	78,000	73,974
8.00%, 12/15/27(d)	29,000	29,067
6.00%, 1/15/29(d)	182,000	163,341
5.25%, 5/15/30(d)	63,000	52,465
4.75%, 2/15/31(d)	44,000	34,804
10.88%, 1/15/32(d)	26,000	26,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Chubb Corp. 6.00%, 5/11/37	$412,000	$435,987
Church & Dwight Co., Inc.
3.15%, 8/1/27	26,000	24,617
2.30%, 12/15/31	29,000	23,886
5.60%, 11/15/32	36,000	37,268
3.95%, 8/1/47	36,000	28,337
5.00%, 6/15/52	45,000	41,746
Churchill Downs, Inc. 4.75%, 1/15/28(d)	100,000	94,851
Ciena Corp. 4.00%, 1/31/30(d)	204,000	183,639
Cigna Group
3.25%, 4/15/25	47,000	46,087
5.69%, 3/15/26	43,000	43,024
4.38%, 10/15/28	675,000	652,597
4.80%, 8/15/38	855,000	782,077
4.90%, 12/15/48	555,000	488,217
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	28,576
6.13%, 11/1/34	18,000	18,714
Cinemark USA, Inc. 5.25%, 7/15/28(d)	40,000	37,492
Cisco Systems, Inc. 5.50%, 1/15/40	619,000	629,405
Citigroup, Inc.
3.70%, 1/12/26	175,000	170,408
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	194,000	189,767
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	619,000	596,462
4.13%, 7/25/28	705,000	674,318
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	704,000	662,218
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	731,432
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	227,109
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	165,032
5.88%, 2/22/33	160,000	164,069
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	164,515
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	320,250
8.13%, 7/15/39	374,000	468,259
5.88%, 1/30/42	151,000	156,743
5.30%, 5/6/44	95,000	90,202
Citizens Financial Group, Inc.
2.50%, 2/6/30	40,000	33,749
3.25%, 4/30/30	282,000	246,491
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	48,000	44,437
Civitas Resources, Inc.
5.00%, 10/15/26(d)	17,000	16,596
8.38%, 7/1/28(d)	56,000	58,868
8.63%, 11/1/30(d)	41,000	43,909
8.75%, 7/1/31(d)	56,000	59,867
Clarivate Science Holdings Corp.
3.88%, 7/1/28(d)	38,000	34,833
4.88%, 7/1/29(d)	38,000	34,702
Clean Harbors, Inc.
4.88%, 7/15/27(d)	22,000	21,262
5.13%, 7/15/29(d)	12,000	11,547
6.38%, 2/1/31(d)	20,000	20,062
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(d)	58,000	54,877
7.75%, 4/15/28(d)	41,000	35,387
9.00%, 9/15/28(d)	31,000	32,316
7.50%, 6/1/29(d)	43,000	35,400
7.88%, 4/1/30(d)	36,000	35,840
Clearway Energy Operating LLC
4.75%, 3/15/28(d)	35,000	33,315
3.75%, 2/15/31(d)	38,000	33,241
3.75%, 1/15/32(d)	14,000	11,946
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(d)	14,000	13,031
4.55%, 11/15/30(d)	12,000	11,316
5.95%, 12/15/36	28,000	28,019
Cleveland-Cliffs, Inc.
5.88%, 6/1/27	23,000	22,800
4.63%, 3/1/29(d)	15,000	14,071
6.75%, 4/15/30(d)	31,000	30,729
4.88%, 3/1/31(d)	13,000	11,407
7.00%, 3/15/32(d)	34,000	33,600
Clorox Co. 1.80%, 5/15/30	166,000	137,375
Cloud Software Group, Inc.
6.50%, 3/31/29(d)	203,000	192,704
9.00%, 9/30/29(d)	121,000	117,305
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/30(d)	45,000	43,455
CME Group, Inc.
2.65%, 3/15/32	29,000	24,770
5.30%, 9/15/43	26,000	26,079
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,110
3.45%, 8/15/27	20,000	19,015
4.88%, 3/1/44	25,000	22,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	$35,000	$32,206
3.75%, 12/1/50, (3.75% fixed rate until 9/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	30,000	24,812
CNA Financial Corp.
4.50%, 3/1/26	31,000	30,487
3.45%, 8/15/27	31,000	29,293
3.90%, 5/1/29	36,000	33,871
2.05%, 8/15/30	36,000	29,808
5.50%, 6/15/33	36,000	35,691
5.13%, 2/15/34	36,000	34,516
CNH Industrial Capital LLC
3.95%, 5/23/25	31,000	30,504
5.45%, 10/14/25	25,000	25,007
1.88%, 1/15/26	31,000	29,256
1.45%, 7/15/26	37,000	34,093
4.55%, 4/10/28	37,000	36,060
5.50%, 1/12/29	31,000	31,255
5.10%, 4/20/29	43,000	42,683
CNO Financial Group, Inc. 5.25%, 5/30/29	71,000	68,760
CNX Resources Corp.
6.00%, 1/15/29(d)	20,000	19,559
7.38%, 1/15/31(d)	20,000	20,369
7.25%, 3/1/32(d)	16,000	16,288
Coca-Cola Co.
2.90%, 5/25/27	361,000	342,203
1.65%, 6/1/30	158,000	131,214
2.00%, 3/5/31	6,000	5,005
2.50%, 3/15/51	373,000	225,277
Coherent Corp. 5.00%, 12/15/29(d)	41,000	38,365
Coinbase Global, Inc.
3.38%, 10/1/28(d)	41,000	35,122
3.63%, 10/1/31(d)	30,000	23,887
Colgate-Palmolive Co. 4.60%, 3/1/33	100,000	97,905
Colonial Enterprises, Inc. 3.25%, 5/15/30(d)	25,000	22,262
Colonial Pipeline Co.
3.75%, 10/1/25(d)	14,000	13,666
7.63%, 4/15/32(d)	16,000	18,149
4.20%, 4/15/43(d)	14,000	11,666
4.25%, 4/15/48(d)	23,000	18,775
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	60,000	59,215
5.80%, 6/1/45	45,000	44,222
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(d)	10,000	10,074
6.04%, 8/15/28(d)	30,000	30,564
5.68%, 1/15/34(d)	20,000	19,633
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(d)	30,000	30,479
6.04%, 11/15/33(d)	61,000	62,238
6.50%, 8/15/43(d)	25,000	26,200
6.54%, 11/15/53(d)	50,000	53,002
6.71%, 8/15/63(d)	20,000	21,263
Comcast Corp.
3.55%, 5/1/28	550,000	520,795
1.95%, 1/15/31	977,000	802,078
4.25%, 1/15/33	309,000	287,361
4.80%, 5/15/33	485,000	469,359
4.20%, 8/15/34	309,000	281,919
3.75%, 4/1/40	412,000	334,635
3.97%, 11/1/47	299,000	233,217
2.89%, 11/1/51	408,000	253,992
2.94%, 11/1/56	262,000	157,572
2.65%, 8/15/62	61,000	33,119
2.99%, 11/1/63	153,000	89,415
Comerica, Inc.
4.00%, 2/1/29	34,000	31,189
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	114,446
Commercial Metals Co.
4.13%, 1/15/30	12,000	10,906
3.88%, 2/15/31	12,000	10,553
4.38%, 3/15/32	12,000	10,740
CommonSpirit Health
1.55%, 10/1/25	35,000	33,117
6.07%, 11/1/27	35,000	35,876
3.35%, 10/1/29	20,000	18,278
2.78%, 10/1/30	10,000	8,604
5.21%, 12/1/31	15,000	14,727
5.32%, 12/1/34	36,000	35,267
3.82%, 10/1/49	34,000	25,707
4.19%, 10/1/49	46,000	36,583
3.91%, 10/1/50	32,000	24,162
6.46%, 11/1/52	15,000	16,470
5.55%, 12/1/54	24,000	23,392
Commonwealth Edison Co.
2.20%, 3/1/30	100,000	84,911
6.45%, 1/15/38	22,000	23,638
4.60%, 8/15/43	17,000	14,903
3.13%, 3/15/51, Series 130	19,000	12,404
5.30%, 2/1/53	28,000	26,432
CommScope, Inc.
6.00%, 3/1/26(d)	147,000	131,381
4.75%, 9/1/29(d)	53,000	37,584
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(d)	41,000	38,456
5.00%, 1/15/32(d)	12,000	10,792
Comstock Resources, Inc.
6.75%, 3/1/29(d)	66,000	63,809
5.88%, 1/15/30(d)	40,000	36,924
Conagra Brands, Inc.
4.60%, 11/1/25	62,000	61,210
5.30%, 10/1/26	30,000	29,987
1.38%, 11/1/27	60,000	52,532
7.00%, 10/1/28	25,000	26,567
4.85%, 11/1/28	80,000	78,270
8.25%, 9/15/30	20,000	22,864
5.30%, 11/1/38	90,000	84,253
5.40%, 11/1/48	90,000	82,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Concentrix Corp. 6.85%, 8/2/33	$82,000	$80,365
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(d)	21,000	19,538
Conoco Funding Co. 7.25%, 10/15/31	15,000	16,859
ConocoPhillips Co.
6.95%, 4/15/29	83,000	89,939
5.90%, 10/15/32	10,000	10,524
5.05%, 9/15/33	20,000	19,741
5.90%, 5/15/38	17,000	17,651
6.50%, 2/1/39	78,000	86,075
3.76%, 3/15/42	38,000	30,367
4.30%, 11/15/44	37,000	31,445
5.95%, 3/15/46	15,000	15,647
4.88%, 10/1/47	15,000	13,800
3.80%, 3/15/52	54,000	40,409
5.30%, 5/15/53	54,000	51,284
5.55%, 3/15/54	49,000	48,315
4.03%, 3/15/62	87,000	65,308
5.70%, 9/15/63	34,000	33,959
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	25,000	23,417
3.80%, 5/15/28	20,000	19,101
4.00%, 12/1/28, Series D	35,000	33,660
3.35%, 4/1/30, Series 20A	12,000	10,948
2.40%, 6/15/31	20,000	16,797
5.20%, 3/1/33	10,000	9,993
5.50%, 3/15/34	12,000	12,163
5.30%, 3/1/35, Series 2005-A	17,000	16,892
5.85%, 3/15/36, Series 06-A	20,000	20,533
6.20%, 6/15/36, Series 06-B	20,000	21,109
6.30%, 8/15/37, Series 2007-A	26,000	27,558
6.75%, 4/1/38, Series 08-B	29,000	32,205
5.50%, 12/1/39, Series 09-C	29,000	28,542
5.70%, 6/15/40	17,000	17,018
4.20%, 3/15/42, Series 12-A	20,000	16,674
3.95%, 3/1/43	34,000	27,220
4.45%, 3/15/44	42,000	35,969
4.50%, 12/1/45	32,000	27,246
3.85%, 6/15/46	27,000	20,828
3.88%, 6/15/47, Series 2017	24,000	18,604
4.65%, 12/1/48, Series E	29,000	24,806
4.13%, 5/15/49, Series A	34,000	26,777
3.95%, 4/1/50, Series 20B	49,000	38,263
3.20%, 12/1/51	29,000	19,226
6.15%, 11/15/52	34,000	36,139
5.90%, 11/15/53	44,000	45,244
4.63%, 12/1/54	37,000	31,466
4.30%, 12/1/56, Series C	24,000	19,005
4.00%, 11/15/57, Series C	17,000	12,755
4.50%, 5/15/58	34,000	27,748
3.70%, 11/15/59	29,000	20,070
3.00%, 12/1/60, Series C	29,000	17,176
3.60%, 6/15/61	37,000	25,517
Constellation Brands, Inc.
4.40%, 11/15/25	30,000	29,568
4.75%, 12/1/25	25,000	24,730
5.00%, 2/2/26	30,000	29,966
3.70%, 12/6/26	35,000	33,692
3.50%, 5/9/27	30,000	28,551
4.35%, 5/9/27	35,000	34,167
3.60%, 2/15/28	45,000	42,498
4.65%, 11/15/28	30,000	29,357
4.80%, 1/15/29	25,000	24,592
3.15%, 8/1/29	55,000	49,732
2.88%, 5/1/30	45,000	39,365
2.25%, 8/1/31	70,000	57,161
4.75%, 5/9/32	50,000	47,940
4.90%, 5/1/33	55,000	52,910
4.50%, 5/9/47	45,000	37,581
4.10%, 2/15/48	55,000	43,310
5.25%, 11/15/48	45,000	41,971
3.75%, 5/1/50	55,000	40,562
Constellation Energy Generation LLC
3.25%, 6/1/25	65,000	63,712
5.60%, 3/1/28	85,000	85,785
5.80%, 3/1/33	45,000	45,792
6.13%, 1/15/34	35,000	36,456
6.25%, 10/1/39	81,000	83,956
5.75%, 10/1/41	30,000	29,389
5.60%, 6/15/42	70,000	67,438
6.50%, 10/1/53	80,000	85,461
5.75%, 3/15/54	80,000	77,650
Constellation Insurance, Inc. 6.63%, 5/1/31(d)	163,000	157,036
Consumers Energy Co.
4.65%, 3/1/28	30,000	29,665
3.80%, 11/15/28	20,000	19,028
4.90%, 2/15/29	35,000	34,777
4.60%, 5/30/29	10,000	9,799
3.60%, 8/15/32	5,000	4,461
4.63%, 5/15/33	15,000	14,340
3.95%, 5/15/43	20,000	16,309
3.25%, 8/15/46	20,000	14,588
3.95%, 7/15/47	15,000	12,110
4.05%, 5/15/48	25,000	20,243
4.35%, 4/15/49	25,000	21,296
3.75%, 2/15/50	15,000	11,493
3.10%, 8/15/50	25,000	17,574
3.50%, 8/1/51	25,000	18,787
2.65%, 8/15/52	15,000	9,116
4.20%, 9/1/52	20,000	16,282
2.50%, 5/1/60	25,000	14,131
Continental Resources, Inc.
2.27%, 11/15/26(d)	33,000	30,544
4.38%, 1/15/28	62,000	59,572
2.88%, 4/1/32(d)	114,000	92,497
4.90%, 6/1/44	16,000	13,244
COPT Defense Properties LP 2.90%, 12/1/33	85,000	66,535
Corebridge Financial, Inc.
3.50%, 4/4/25	60,000	58,916
3.65%, 4/5/27	75,000	71,662
3.85%, 4/5/29	70,000	65,339
3.90%, 4/5/32	105,000	93,833
6.05%, 9/15/33(d)	36,000	36,842
5.75%, 1/15/34	55,000	55,368
4.35%, 4/5/42	45,000	37,263
4.40%, 4/5/52	115,000	91,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	$61,000	$61,340
Corebridge Global Funding
0.90%, 9/22/25(d)	20,000	18,813
5.75%, 7/2/26(d)	20,000	20,033
5.90%, 9/19/28(d)	20,000	20,350
5.20%, 1/12/29(d)	25,000	24,857
Corning, Inc.
4.70%, 3/15/37	25,000	22,845
5.75%, 8/15/40	35,000	34,576
4.75%, 3/15/42	45,000	39,809
5.35%, 11/15/48	50,000	46,763
3.90%, 11/15/49	35,000	26,464
4.38%, 11/15/57	70,000	54,703
5.85%, 11/15/68	25,000	24,476
5.45%, 11/15/79	100,000	92,062
Costco Wholesale Corp.
3.00%, 5/18/27	73,000	69,696
1.38%, 6/20/27	91,000	82,128
1.60%, 4/20/30	36,000	30,042
1.75%, 4/20/32	21,000	16,778
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	40,312
4.38%, 3/15/29	26,000	24,779
5.60%, 3/15/34	36,000	35,871
Coty, Inc.
5.00%, 4/15/26(d)	27,000	26,621
6.50%, 4/15/26(d)	13,000	13,016
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(d)	20,000	18,859
6.63%, 7/15/30(d)	31,000	31,272
Cox Communications, Inc.
3.35%, 9/15/26(d)	40,000	38,206
3.50%, 8/15/27(d)	40,000	37,858
5.45%, 9/15/28(d)	35,000	35,049
1.80%, 10/1/30(d)	30,000	23,969
2.60%, 6/15/31(d)	35,000	28,864
5.70%, 6/15/33(d)	35,000	34,815
4.80%, 2/1/35(d)	25,000	22,777
8.38%, 3/1/39(d)	15,000	17,540
4.70%, 12/15/42(d)	15,000	12,515
4.50%, 6/30/43(d)	20,000	16,165
4.60%, 8/15/47(d)	10,000	8,006
2.95%, 10/1/50(d)	30,000	17,908
3.60%, 6/15/51(d)	30,000	20,308
5.80%, 12/15/53(d)	35,000	33,354
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(d)	324,000	304,978
Credit Acceptance Corp. 6.63%, 3/15/26	40,000	39,900
Crescent Energy Finance LLC
9.25%, 2/15/28(d)	41,000	43,506
7.63%, 4/1/32(d)	29,000	29,605
CRH America, Inc. 3.88%, 5/18/25(d)	711,000	698,892
Crown Americas LLC 5.25%, 4/1/30	177,000	170,991
Crown Castle, Inc.
1.35%, 7/15/25	30,000	28,607
4.45%, 2/15/26	55,000	54,031
3.70%, 6/15/26	45,000	43,430
1.05%, 7/15/26	60,000	54,723
4.00%, 3/1/27	30,000	28,904
2.90%, 3/15/27	45,000	42,084
3.65%, 9/1/27	60,000	56,930
5.00%, 1/11/28	60,000	59,084
3.80%, 2/15/28	60,000	56,675
4.80%, 9/1/28	35,000	34,184
4.30%, 2/15/29	35,000	33,325
5.60%, 6/1/29	55,000	55,378
3.10%, 11/15/29	39,000	34,691
3.30%, 7/1/30	55,000	48,690
2.25%, 1/15/31	80,000	65,610
2.10%, 4/1/31	71,000	57,200
2.50%, 7/15/31	55,000	45,255
5.10%, 5/1/33	55,000	52,868
5.80%, 3/1/34	55,000	55,449
2.90%, 4/1/41	115,000	79,620
4.75%, 5/15/47	30,000	25,476
5.20%, 2/15/49	35,000	31,795
4.00%, 11/15/49	30,000	22,769
4.15%, 7/1/50	45,000	35,024
3.25%, 1/15/51	80,000	52,914
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/25(d)	176,000	175,664
CSC Holdings LLC
5.38%, 2/1/28(d)	360,000	253,235
5.75%, 1/15/30(d)	200,000	86,420
5.00%, 11/15/31(d)	200,000	83,622
CSX Corp.
3.25%, 6/1/27	176,000	167,112
3.80%, 3/1/28	173,000	166,127
4.75%, 5/30/42	197,000	178,941
4.40%, 3/1/43	15,000	13,097
2.50%, 5/15/51	419,000	247,260
CubeSmart LP 2.25%, 12/15/28	111,000	97,300
Cummins, Inc.
0.75%, 9/1/25	37,000	35,064
4.90%, 2/20/29	37,000	36,983
1.50%, 9/1/30	17,000	13,832
5.15%, 2/20/34	15,000	14,984
4.88%, 10/1/43	22,000	20,403
2.60%, 9/1/50	29,000	17,537
5.45%, 2/20/54	44,000	43,186
Curo Group Holdings Corp. 7.50%, 8/1/28(d)(f)	300,000	14,634
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(d)	32,000	31,842
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(d)	233,000	222,937
CVS Health Corp.
5.00%, 2/20/26	211,000	209,097
2.88%, 6/1/26	108,000	102,676
3.00%, 8/15/26	46,000	43,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.63%, 4/1/27	$46,000	$43,987
6.25%, 6/1/27	23,000	23,587
1.30%, 8/21/27	139,000	122,606
4.30%, 3/25/28	308,000	296,866
5.00%, 1/30/29	62,000	61,188
3.25%, 8/15/29	125,000	112,922
5.13%, 2/21/30	107,000	105,300
3.75%, 4/1/30	107,000	97,804
1.75%, 8/21/30	89,000	71,838
5.25%, 1/30/31	54,000	53,163
1.88%, 2/28/31	89,000	70,889
2.13%, 9/15/31	71,000	56,649
5.25%, 2/21/33	125,000	121,541
5.30%, 6/1/33	89,000	86,669
4.88%, 7/20/35	61,000	56,685
4.78%, 3/25/38	463,000	412,153
6.13%, 9/15/39	42,000	42,053
4.13%, 4/1/40	93,000	75,111
2.70%, 8/21/40	116,000	77,052
5.30%, 12/5/43	70,000	63,846
5.13%, 7/20/45	324,000	286,218
5.05%, 3/25/48	740,000	638,272
4.25%, 4/1/50	70,000	53,196
5.63%, 2/21/53	116,000	107,635
5.88%, 6/1/53	116,000	111,337
6.00%, 6/1/63	70,000	67,301
Dana Financing Luxembourg SARL 5.75%, 4/15/25(d)	10,000	9,974
Dana, Inc.
5.38%, 11/15/27	15,000	14,620
5.63%, 6/15/28	15,000	14,530
4.25%, 9/1/30	17,000	14,829
4.50%, 2/15/32	14,000	11,910
Danaher Corp.
3.35%, 9/15/25	35,000	34,195
4.38%, 9/15/45	20,000	17,491
2.60%, 10/1/50	45,000	27,315
2.80%, 12/10/51	45,000	28,258
Darden Restaurants, Inc.
3.85%, 5/1/27	30,000	28,754
6.30%, 10/10/33	36,000	37,036
4.55%, 2/15/48	28,000	22,470
Darling Ingredients, Inc.
5.25%, 4/15/27(d)	20,000	19,518
6.00%, 6/15/30(d)	41,000	40,122
DaVita, Inc.
4.63%, 6/1/30(d)	114,000	102,204
3.75%, 2/15/31(d)	62,000	52,087
DCP Midstream Operating LP
5.38%, 7/15/25	51,000	50,812
5.63%, 7/15/27	31,000	31,327
5.13%, 5/15/29	43,000	42,448
8.13%, 8/16/30	21,000	23,762
3.25%, 2/15/32	29,000	24,803
6.45%, 11/3/36(d)	12,000	12,500
6.75%, 9/15/37(d)	19,000	20,356
5.60%, 4/1/44	36,000	34,631
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/28(d)	74,000	72,636
Deere & Co.
3.10%, 4/15/30	14,000	12,693
2.88%, 9/7/49	22,000	14,797
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(d)	16,000	15,828
8.63%, 3/15/29(d)	35,000	35,818
Dell International LLC/EMC Corp.
6.02%, 6/15/26	599,000	604,421
8.35%, 7/15/46	320,000	409,962
Dell, Inc. 6.50%, 4/15/38	85,000	90,061
Delta Air Lines, Inc. 3.75%, 10/28/29	270,000	248,489
Devon Energy Corp.
5.85%, 12/15/25	30,000	30,152
5.25%, 10/15/27	25,000	24,916
5.88%, 6/15/28	20,000	20,054
4.50%, 1/15/30	40,000	38,280
7.88%, 9/30/31	50,000	56,811
7.95%, 4/15/32	25,000	28,520
5.60%, 7/15/41	113,000	106,347
4.75%, 5/15/42	68,000	57,724
5.00%, 6/15/45	70,000	60,541
DH Europe Finance II SARL
2.60%, 11/15/29	15,000	13,286
3.25%, 11/15/39	40,000	31,488
3.40%, 11/15/49	40,000	28,847
Diamondback Energy, Inc.
3.25%, 12/1/26	50,000	47,713
5.20%, 4/18/27	52,000	51,903
3.50%, 12/1/29	75,000	68,824
5.15%, 1/30/30	61,000	60,488
3.13%, 3/24/31	57,000	49,947
6.25%, 3/15/33	80,000	83,647
5.40%, 4/18/34	93,000	91,744
4.40%, 3/24/51	60,000	48,113
4.25%, 3/15/52	70,000	54,568
6.25%, 3/15/53	60,000	62,018
5.75%, 4/18/54	139,000	134,206
5.90%, 4/18/64	93,000	89,551
Dick's Sporting Goods, Inc.
3.15%, 1/15/32	54,000	45,521
4.10%, 1/15/52	68,000	48,263
Digital Realty Trust LP
3.70%, 8/15/27	134,000	127,664
3.60%, 7/1/29	91,000	83,826
Dignity Health
4.50%, 11/1/42	15,000	13,150
5.27%, 11/1/64	15,000	13,756
Directv Financing LLC 8.88%, 2/1/30(d)	31,000	29,897
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/27(d)	153,000	143,771
Discover Bank 4.65%, 9/13/28	250,000	239,297
Discover Financial Services
4.50%, 1/30/26	37,000	36,301
4.10%, 2/9/27	62,000	59,579
6.70%, 11/29/32	54,000	56,545
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	79,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Discovery Communications LLC
4.13%, 5/15/29	$1,100,000	$1,015,443
3.63%, 5/15/30	225,000	198,058
5.20%, 9/20/47	447,000	362,450
DISH DBS Corp. 5.75%, 12/1/28(d)	673,000	470,548
Diversified Healthcare Trust
11.25%, 1/15/26(b)(d)	39,000	33,765
4.75%, 2/15/28	20,000	16,490
4.38%, 3/1/31	20,000	14,469
Dollar General Corp.
4.15%, 11/1/25	30,000	29,411
3.88%, 4/15/27	35,000	33,719
4.63%, 11/1/27	35,000	34,216
4.13%, 5/1/28	30,000	28,877
5.20%, 7/5/28	30,000	29,880
3.50%, 4/3/30	70,000	63,594
5.00%, 11/1/32	50,000	48,669
5.45%, 7/5/33	70,000	69,364
4.13%, 4/3/50	45,000	34,188
5.50%, 11/1/52	25,000	23,169
Dollar Tree, Inc.
4.00%, 5/15/25	62,000	61,129
4.20%, 5/15/28	77,000	73,821
2.65%, 12/1/31	57,000	47,102
3.38%, 12/1/51	36,000	23,368
Dominion Energy South Carolina, Inc. 4.60%, 6/15/43	172,000	150,304
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	380,096
3.30%, 4/15/41, Series B	309,000	225,854
4.85%, 8/15/52, Series B	110,000	94,659
Dover Corp.
3.15%, 11/15/25	25,000	24,211
2.95%, 11/4/29	21,000	18,820
5.38%, 10/15/35	27,000	27,099
5.38%, 3/1/41	32,000	31,410
Dow Chemical Co.
2.10%, 11/15/30	199,000	167,051
4.25%, 10/1/34	365,000	334,632
4.38%, 11/15/42	280,000	234,262
3.60%, 11/15/50	309,000	218,114
Dresdner Funding Trust I 8.15%, 6/30/31(d)	100,000	108,284
DT Midstream, Inc.
4.13%, 6/15/29(d)	45,000	41,276
4.38%, 6/15/31(d)	41,000	36,881
4.30%, 4/15/32(d)	25,000	22,586
DTE Electric Co.
4.85%, 12/1/26	35,000	34,939
1.90%, 4/1/28, Series A	40,000	35,665
2.25%, 3/1/30	12,000	10,283
2.63%, 3/1/31, Series C	12,000	10,255
3.00%, 3/1/32, Series A	10,000	8,582
5.20%, 4/1/33	12,000	11,978
5.20%, 3/1/34	10,000	9,894
4.00%, 4/1/43, Series A	18,000	14,772
4.30%, 7/1/44	17,000	14,439
3.70%, 3/15/45	24,000	18,728
3.70%, 6/1/46	15,000	11,486
3.75%, 8/15/47	22,000	16,761
4.05%, 5/15/48, Series A	25,000	20,009
3.95%, 3/1/49	32,000	25,398
2.95%, 3/1/50	30,000	19,480
3.25%, 4/1/51, Series B	20,000	13,587
3.65%, 3/1/52, Series B	20,000	14,751
5.40%, 4/1/53	25,000	24,443
DTE Energy Co.
1.05%, 6/1/25, Series F	49,000	46,893
2.85%, 10/1/26	35,000	33,086
4.88%, 6/1/28	50,000	49,246
5.10%, 3/1/29	75,000	74,050
3.40%, 6/15/29, Series C	35,000	31,906
2.95%, 3/1/30	22,000	19,233
5.85%, 6/1/34	79,000	79,985
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	51,807
3.45%, 4/15/51	809,000	566,082
Duke Energy Corp.
2.45%, 6/1/30	225,000	192,154
4.50%, 8/15/32	100,000	93,614
4.80%, 12/15/45	22,000	18,993
3.75%, 9/1/46	169,000	124,467
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,148,691
6.40%, 6/15/38	141,000	150,451
3.40%, 10/1/46	29,000	20,623
6.20%, 11/15/53	34,000	36,307
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	250,933
2.50%, 8/15/50	29,000	16,733
DuPont de Nemours, Inc. 5.42%, 11/15/48	412,000	415,865
Duquesne Light Holdings, Inc. 2.53%, 10/1/30(d)	17,000	14,247
Eastman Chemical Co.
4.50%, 12/1/28	30,000	29,152
5.75%, 3/8/33	35,000	35,291
5.63%, 2/20/34	55,000	54,748
4.80%, 9/1/42	45,000	39,206
4.65%, 10/15/44	80,000	67,373
Eaton Corp.
3.10%, 9/15/27	50,000	47,131
4.35%, 5/18/28	35,000	34,223
4.00%, 11/2/32	15,000	13,938
4.15%, 3/15/33	25,000	23,318
4.15%, 11/2/42	44,000	37,631
3.92%, 9/15/47	15,000	11,990
4.70%, 8/23/52	30,000	27,161
eBay, Inc.
2.70%, 3/11/30	344,000	301,808
4.00%, 7/15/42	121,000	97,174
Eco Material Technologies, Inc. 7.88%, 1/31/27(d)	3,000	3,004
Ecolab, Inc.
2.70%, 11/1/26	178,000	168,799
3.25%, 12/1/27	100,000	94,453
4.80%, 3/24/30	405,000	401,655
El Paso Electric Co. 5.00%, 12/1/44	58,000	48,997
Electronic Arts, Inc.
4.80%, 3/1/26	25,000	24,803
1.85%, 2/15/31	54,000	43,723
2.95%, 2/15/51	68,000	43,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Elevance Health, Inc.
1.50%, 3/15/26	$309,000	$288,764
3.65%, 12/1/27	99,000	94,230
4.10%, 3/1/28	77,000	74,263
2.55%, 3/15/31	57,000	48,212
4.65%, 1/15/43	16,000	14,170
5.10%, 1/15/44	625,000	580,706
3.13%, 5/15/50	24,000	16,063
4.55%, 5/15/52	545,000	457,822
Eli Lilly & Co.
2.75%, 6/1/25	40,000	39,061
5.00%, 2/27/26	55,000	54,977
4.50%, 2/9/27	75,000	74,267
5.50%, 3/15/27	25,000	25,428
3.10%, 5/15/27	30,000	28,589
4.50%, 2/9/29	75,000	73,976
3.38%, 3/15/29	70,000	65,795
4.70%, 2/27/33	20,000	19,566
4.70%, 2/9/34	30,000	29,172
5.55%, 3/15/37	20,000	20,986
3.70%, 3/1/45	15,000	12,001
3.95%, 5/15/47	15,000	12,459
3.95%, 3/15/49	47,000	38,052
2.25%, 5/15/50	61,000	35,266
4.88%, 2/27/53	61,000	56,758
5.00%, 2/9/54	73,000	69,332
4.15%, 3/15/59	29,000	23,590
2.50%, 9/15/60	44,000	24,542
4.95%, 2/27/63	49,000	45,296
5.10%, 2/9/64	73,000	69,164
Emerson Electric Co.
2.00%, 12/21/28	69,000	60,928
1.95%, 10/15/30	265,000	223,016
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63%, 12/15/30(d)	115,000	115,331
Enbridge Energy Partners LP
5.88%, 10/15/25	30,000	30,084
7.50%, 4/15/38, Series B	37,000	42,339
5.50%, 9/15/40	50,000	47,700
7.38%, 10/15/45	55,000	63,273
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/28(d)	304,000	310,889
Encompass Health Corp.
5.75%, 9/15/25	14,000	13,982
4.50%, 2/1/28	33,000	31,229
4.75%, 2/1/30	33,000	30,580
4.63%, 4/1/31	16,000	14,492
Endo Finance Holdings, Inc. 8.50%, 4/15/31(d)	41,000	42,035
Energizer Holdings, Inc. 4.38%, 3/31/29(d)	248,000	220,564
Energy Transfer LP
2.90%, 5/15/25	100,000	97,401
5.95%, 12/1/25	25,000	25,100
4.75%, 1/15/26	172,000	169,943
3.90%, 7/15/26	35,000	33,872
4.20%, 4/15/27	35,000	33,905
4.00%, 10/1/27	45,000	43,105
5.75%, 2/15/33	985,000	988,585
6.50%, 2/1/42	872,000	905,589
4.95%, 1/15/43	30,000	25,739
5.30%, 4/1/44	65,000	58,352
5.35%, 5/15/45	70,000	62,854
6.13%, 12/15/45	473,000	466,851
8.00%, 5/15/54, (8.00% fixed rate until 2/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	34,360
EnLink Midstream Partners LP
4.15%, 6/1/25	25,000	24,565
4.85%, 7/15/26	30,000	29,359
5.60%, 4/1/44	30,000	26,435
5.05%, 4/1/45	41,000	33,617
5.45%, 6/1/47	45,000	39,080
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	21,000	20,600
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.01% thereafter)(a)	30,000	29,276
Enstar Group Ltd.
4.95%, 6/1/29	36,000	34,399
3.10%, 9/1/31	36,000	29,200
Entegris, Inc. 4.75%, 4/15/29(d)	127,000	120,649
Entergy Arkansas LLC
2.65%, 6/15/51	33,000	19,222
3.35%, 6/15/52	315,000	212,351
Entergy Corp.
2.95%, 9/1/26	370,000	350,223
2.80%, 6/15/30	165,000	143,227
Entergy Louisiana LLC
4.20%, 9/1/48	122,000	96,607
2.90%, 3/15/51	14,000	8,515
Entergy Texas, Inc. 5.80%, 9/1/53	11,000	10,978
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	395,872
6.88%, 3/1/33, Series D	105,000	116,084
4.85%, 3/15/44	454,000	410,956
4.90%, 5/15/46	43,000	38,942
4.20%, 1/31/50	30,000	24,227
3.70%, 1/31/51	49,000	36,149
3.20%, 2/15/52	44,000	29,268
3.95%, 1/31/60	44,000	32,384
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	130,000	121,287
EOG Resources, Inc. 4.38%, 4/15/30	100,000	96,881
EPR Properties 3.60%, 11/15/31	211,000	175,324
EQM Midstream Partners LP 4.50%, 1/15/29(d)	360,000	336,038
EQT Corp. 7.00%, 2/1/30	239,000	252,984
Equifax, Inc. 2.35%, 9/15/31	100,000	81,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Equinix, Inc.
1.45%, 5/15/26	$43,000	$39,766
2.90%, 11/18/26	37,000	34,816
1.80%, 7/15/27	31,000	27,847
1.55%, 3/15/28	40,000	34,851
3.20%, 11/18/29	236,000	211,527
2.50%, 5/15/31	201,000	166,997
3.90%, 4/15/32	17,000	15,339
3.00%, 7/15/50	5,000	3,160
2.95%, 9/15/51	45,000	27,814
3.40%, 2/15/52	45,000	30,640
EquipmentShare.com, Inc.
9.00%, 5/15/28(d)	43,000	44,402
8.63%, 5/15/32(d)	25,000	25,935
Equitable Holdings, Inc.
4.35%, 4/20/28	345,000	331,483
5.00%, 4/20/48	151,000	134,997
ERAC USA Finance LLC
3.80%, 11/1/25(d)	35,000	34,186
3.30%, 12/1/26(d)	25,000	23,872
4.60%, 5/1/28(d)	40,000	39,194
5.00%, 2/15/29(d)	30,000	29,818
4.90%, 5/1/33(d)	40,000	38,757
6.70%, 6/1/34(d)	20,000	21,857
5.20%, 10/30/34(d)	30,000	29,523
7.00%, 10/15/37(d)	50,000	56,044
5.63%, 3/15/42(d)	25,000	24,967
4.50%, 2/15/45(d)	20,000	17,308
4.20%, 11/1/46(d)	25,000	20,414
5.40%, 5/1/53(d)	40,000	38,607
ERP Operating LP
3.00%, 7/1/29	150,000	135,625
4.50%, 7/1/44	60,000	50,597
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	133,236
3.35%, 4/15/50	100,000	67,178
5.30%, 5/1/52	46,000	42,025
Essex Portfolio LP
3.50%, 4/1/25	30,000	29,464
3.38%, 4/15/26	30,000	28,910
3.63%, 5/1/27	20,000	19,102
1.70%, 3/1/28	30,000	26,219
4.00%, 3/1/29	30,000	28,178
3.00%, 1/15/30	40,000	35,217
1.65%, 1/15/31	20,000	15,736
2.55%, 6/15/31	20,000	16,511
2.65%, 3/15/32	46,000	37,599
5.50%, 4/1/34	30,000	29,535
4.50%, 3/15/48	25,000	20,777
2.65%, 9/1/50	25,000	14,152
Estee Lauder Cos., Inc.
3.15%, 3/15/27	35,000	33,380
4.38%, 5/15/28	50,000	48,998
2.38%, 12/1/29	15,000	13,088
2.60%, 4/15/30	15,000	13,100
1.95%, 3/15/31	10,000	8,184
4.65%, 5/15/33	15,000	14,492
5.00%, 2/14/34	15,000	14,653
6.00%, 5/15/37	15,000	15,779
4.38%, 6/15/45	20,000	17,023
4.15%, 3/15/47	20,000	16,269
3.13%, 12/1/49	30,000	20,057
5.15%, 5/15/53	25,000	23,585
EverBank Financial Corp. 5.75%, 7/2/25	5,000	4,832
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	30,654
3.50%, 10/15/50	90,000	60,261
3.13%, 10/15/52	90,000	55,924
Evergy Kansas Central, Inc.
2.55%, 7/1/26	25,000	23,720
3.10%, 4/1/27	20,000	18,970
5.90%, 11/15/33	5,000	5,136
4.13%, 3/1/42	24,000	19,752
4.10%, 4/1/43	20,000	16,267
4.25%, 12/1/45	13,000	10,606
3.25%, 9/1/49	15,000	9,946
3.45%, 4/15/50	20,000	13,740
5.70%, 3/15/53	20,000	19,583
Evergy Metro, Inc.
3.65%, 8/15/25	25,000	24,467
2.25%, 6/1/30, Series 2020	10,000	8,467
4.95%, 4/15/33	5,000	4,829
5.30%, 10/1/41	20,000	18,965
4.20%, 6/15/47	15,000	12,016
4.20%, 3/15/48	15,000	12,018
4.13%, 4/1/49, Series 2019	20,000	15,607
Evergy Missouri West, Inc. 5.15%, 12/15/27(d)	10,000	9,938
Evergy, Inc. 2.90%, 9/15/29	55,000	48,887
Eversource Energy
4.25%, 4/1/29, Series O	30,000	28,489
3.45%, 1/15/50	85,000	58,233
Exelon Corp.
3.35%, 3/15/32	86,000	75,087
4.95%, 6/15/35	412,000	383,601
5.10%, 6/15/45	409,000	373,114
4.45%, 4/15/46	81,000	67,658
Expedia Group, Inc. 3.25%, 2/15/30	225,000	201,071
Extra Space Storage LP 2.40%, 10/15/31	422,000	344,069
Exxon Mobil Corp.
3.48%, 3/19/30	176,000	163,370
2.61%, 10/15/30	119,000	103,991
3.45%, 4/15/51	198,000	142,958
F&G Annuities & Life, Inc. 7.40%, 1/13/28	30,000	30,987
F&G Global Funding
5.15%, 7/7/25(d)	12,000	11,835
1.75%, 6/30/26(d)	31,000	28,417
2.30%, 4/11/27(d)	16,000	14,407
2.00%, 9/20/28(d)	16,000	13,593
Farmers Exchange Capital II 6.15%, 11/1/53, (6.151% fixed rate until 11/1/33; Secured Overnight Financing Rate + 4.008% thereafter)(a)(d)	20,000	17,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Farmers Exchange Capital III 5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; Secured Overnight Financing Rate + 3.718% thereafter)(a)(d)	$20,000	$16,682
Farmers Insurance Exchange 4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.495% thereafter)(a)(d)	20,000	14,747
Federal Realty OP LP 3.50%, 6/1/30	312,000	281,396
FedEx Corp.
4.25%, 5/15/30	170,000	162,698
2.40%, 5/15/31	56,000	47,094
4.90%, 1/15/34	210,000	203,435
3.25%, 5/15/41	200,000	146,108
5.10%, 1/15/44	240,000	218,285
4.05%, 2/15/48	196,000	150,228
5.25%, 5/15/50	160,000	147,315
Ferguson Finance PLC 4.50%, 10/24/28(d)	200,000	194,158
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(d)	41,000	37,067
6.75%, 1/15/30(d)	51,000	45,130
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25(d)	23,000	22,904
Fidelity National Financial, Inc.
4.50%, 8/15/28	28,000	26,892
3.40%, 6/15/30	46,000	40,724
2.45%, 3/15/31	43,000	34,885
3.20%, 9/17/51	41,000	25,468
Fidelity National Information Services, Inc.
1.15%, 3/1/26	77,000	71,494
1.65%, 3/1/28	46,000	40,382
3.75%, 5/21/29	33,000	31,141
2.25%, 3/1/31	59,000	49,359
5.10%, 7/15/32	54,000	53,321
3.10%, 3/1/41	68,000	48,635
4.50%, 8/15/46	29,000	23,844
Fifth Third Bancorp 8.25%, 3/1/38	350,000	411,068
First American Financial Corp. 4.00%, 5/15/30	183,000	163,719
First Citizens BancShares, Inc. 3.38%, 3/15/30, (3.375% fixed rate until 3/15/25; 3-month Secured Overnight Financing Rate + 2.465% thereafter)(a)	121,000	115,992
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/29(d)	33,000	29,772
FirstCash, Inc.
4.63%, 9/1/28(d)	20,000	18,776
5.63%, 1/1/30(d)	23,000	21,827
6.88%, 3/1/32(d)	20,000	19,880
FirstEnergy Corp.
1.60%, 1/15/26, Series A	18,000	16,908
4.15%, 7/15/27, Series B	91,000	86,827
2.65%, 3/1/30	43,000	37,006
2.25%, 9/1/30, Series B	32,000	26,485
5.10%, 7/15/47, Series C	66,000	56,842
3.40%, 3/1/50, Series C	79,000	52,502
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(d)	12,000	11,876
3.25%, 3/15/28(d)	12,000	11,148
5.20%, 4/1/28(d)	17,000	16,955
4.30%, 1/15/29(d)	20,000	19,163
3.60%, 6/1/29(d)	12,000	11,101
FirstEnergy Transmission LLC
2.87%, 9/15/28(d)	20,000	18,135
5.45%, 7/15/44(d)	16,000	15,132
4.55%, 4/1/49(d)	20,000	16,422
Fiserv, Inc.
2.25%, 6/1/27	412,000	377,932
2.65%, 6/1/30	576,000	497,681
5.45%, 3/15/34	95,000	94,290
4.40%, 7/1/49	150,000	122,304
Five Corners Funding Trust II 2.85%, 5/15/30(d)	265,000	231,483
Flex Ltd.
4.75%, 6/15/25	37,000	36,638
3.75%, 2/1/26	42,000	40,664
6.00%, 1/15/28	25,000	25,306
4.88%, 6/15/29	46,000	44,536
4.88%, 5/12/30	46,000	44,349
Florida Power & Light Co.
5.05%, 4/1/28	810,000	811,207
2.45%, 2/3/32	395,000	327,747
3.15%, 10/1/49	226,000	153,587
FMC Corp.
5.15%, 5/18/26	31,000	30,773
3.20%, 10/1/26	31,000	29,360
3.45%, 10/1/29	36,000	32,373
5.65%, 5/18/33	36,000	35,435
4.50%, 10/1/49	45,000	34,846
6.38%, 5/18/53	45,000	45,013
FMR LLC 7.57%, 6/15/29(d)	153,000	169,735
FNB Corp. 5.15%, 8/25/25	30,000	29,704
Ford Motor Co.
4.35%, 12/8/26	368,000	357,310
6.63%, 10/1/28	28,000	29,068
9.63%, 4/22/30	31,000	35,929
7.45%, 7/16/31	76,000	81,586
3.25%, 2/12/32	179,000	147,276
6.10%, 8/19/32	125,000	124,709
4.75%, 1/15/43	519,000	420,115
7.40%, 11/1/46	35,000	38,192
5.29%, 12/8/46	118,000	102,725
Ford Motor Credit Co. LLC
5.13%, 6/16/25	377,000	374,135
6.95%, 3/6/26	283,000	287,619
4.95%, 5/28/27	500,000	487,720
4.13%, 8/17/27	500,000	474,210
Fortive Corp.
3.15%, 6/15/26	55,000	52,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.30%, 6/15/46	$51,000	$42,278
Fortress Transportation & Infrastructure Investors LLC
9.75%, 8/1/27(d)	16,000	16,486
5.50%, 5/1/28(d)	41,000	39,668
7.88%, 12/1/30(d)	20,000	20,940
7.00%, 5/1/31(d)	29,000	29,369
Fortune Brands Innovations, Inc.
4.00%, 6/15/25	31,000	30,456
3.25%, 9/15/29	50,000	45,059
4.00%, 3/25/32	32,000	28,879
5.88%, 6/1/33	43,000	43,348
4.50%, 3/25/52	41,000	32,458
Fox Corp.
4.71%, 1/25/29	171,000	167,301
6.50%, 10/13/33	16,000	16,732
5.58%, 1/25/49	342,000	312,889
Franklin Resources, Inc. 1.60%, 10/30/30	36,000	28,977
Freedom Mortgage Corp.
7.63%, 5/1/26(d)	21,000	20,882
6.63%, 1/15/27(d)	22,000	21,264
12.00%, 10/1/28(d)	33,000	35,669
12.25%, 10/1/30(d)	20,000	21,933
Freedom Mortgage Holdings LLC 9.25%, 2/1/29(d)	20,000	20,212
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	29,629
4.13%, 3/1/28	30,000	28,725
4.38%, 8/1/28	25,000	24,001
5.25%, 9/1/29	35,000	35,037
4.25%, 3/1/30	30,000	28,238
4.63%, 8/1/30	40,000	38,284
5.40%, 11/14/34	65,000	63,716
5.45%, 3/15/43	155,000	146,373
Frontier Communications Holdings LLC 6.75%, 5/1/29(d)	455,000	415,511
FS KKR Capital Corp.
3.40%, 1/15/26	61,000	58,056
2.63%, 1/15/27	24,000	21,702
3.25%, 7/15/27	30,000	27,246
3.13%, 10/12/28	46,000	39,958
7.88%, 1/15/29	24,000	24,841
GA Global Funding Trust
1.63%, 1/15/26(d)	27,000	25,246
5.50%, 1/8/29(d)	150,000	149,484
Gap, Inc.
3.63%, 10/1/29(d)	31,000	26,825
3.88%, 10/1/31(d)	31,000	25,768
GATX Corp.
3.25%, 9/15/26	20,000	19,065
5.40%, 3/15/27	20,000	20,007
3.85%, 3/30/27	20,000	19,188
3.50%, 3/15/28	20,000	18,724
4.55%, 11/7/28	20,000	19,482
4.70%, 4/1/29	35,000	34,196
4.00%, 6/30/30	35,000	32,363
1.90%, 6/1/31	29,000	22,995
3.50%, 6/1/32	30,000	25,954
4.90%, 3/15/33	30,000	28,844
5.45%, 9/15/33	30,000	29,456
6.05%, 3/15/34	20,000	20,371
6.90%, 5/1/34	35,000	37,869
5.20%, 3/15/44	25,000	22,986
3.10%, 6/1/51	50,000	31,337
GCI LLC 4.75%, 10/15/28(d)	128,000	116,329
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	500,000	459,995
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	163,156
5.91%, 11/22/32	339,000	349,353
Gen Digital, Inc.
6.75%, 9/30/27(d)	37,000	37,338
7.13%, 9/30/30(d)	25,000	25,468
General Dynamics Corp. 4.25%, 4/1/40	174,000	153,329
General Electric Co. 5.88%, 1/14/38	15,000	15,508
General Mills, Inc.
5.24%, 11/18/25	170,000	169,436
4.70%, 1/30/27	31,000	30,599
3.20%, 2/10/27	46,000	43,724
4.20%, 4/17/28	86,000	83,165
5.50%, 10/17/28	31,000	31,403
2.88%, 4/15/30	54,000	47,823
4.70%, 4/17/48	40,000	35,197
3.00%, 2/1/51	237,000	150,865
General Motors Co.
6.60%, 4/1/36	309,000	323,860
5.40%, 4/1/48	69,000	61,565
5.95%, 4/1/49	9,000	8,687
General Motors Financial Co., Inc.
5.25%, 3/1/26	412,000	409,952
3.60%, 6/21/30	2,790,000	2,494,623
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26	14,000	14,000
8.00%, 1/15/27	40,000	40,864
7.75%, 2/1/28	28,000	28,158
8.25%, 1/15/29	25,000	25,664
8.88%, 4/15/30	20,000	20,954
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,199
1.88%, 11/1/30	36,000	29,069
2.75%, 2/1/32	36,000	29,805
6.88%, 11/1/33	27,000	29,625
Genworth Holdings, Inc. 6.50%, 6/15/34	15,000	14,217
GEO Group, Inc.
8.63%, 4/15/29(d)	27,000	27,803
10.25%, 4/15/31(d)	26,000	27,380
George Washington University
4.30%, 9/15/44, Series 2014	13,000	11,359
4.87%, 9/15/45, Series 2015	15,000	14,093
4.13%, 9/15/48, Series 2018	35,000	29,381
Georgetown University
4.32%, 4/1/49, Series B	15,000	12,871
2.94%, 4/1/50, Series 20A	14,000	9,312
5.12%, 4/1/53	13,000	12,701
5.22%, 10/1/2118, Series A	13,000	11,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Georgia-Pacific LLC
3.60%, 3/1/25(d)	$177,000	$174,410
0.95%, 5/15/26(d)	219,000	201,436
GFL Environmental, Inc.
4.25%, 6/1/25(d)	21,000	20,801
3.75%, 8/1/25(d)	31,000	30,310
5.13%, 12/15/26(d)	21,000	20,627
4.00%, 8/1/28(d)	31,000	28,378
3.50%, 9/1/28(d)	31,000	28,253
4.75%, 6/15/29(d)	31,000	28,921
4.38%, 8/15/29(d)	23,000	21,033
6.75%, 1/15/31(d)	41,000	41,900
Gilead Sciences, Inc.
3.65%, 3/1/26	169,000	164,332
2.95%, 3/1/27	75,000	71,023
1.20%, 10/1/27	45,000	39,827
1.65%, 10/1/30	70,000	57,121
5.25%, 10/15/33	70,000	70,100
4.60%, 9/1/35	90,000	84,541
4.00%, 9/1/36	70,000	61,288
2.60%, 10/1/40	90,000	61,799
5.65%, 12/1/41	90,000	90,501
4.80%, 4/1/44	160,000	144,072
4.50%, 2/1/45	160,000	137,702
4.75%, 3/1/46	204,000	181,199
4.15%, 3/1/47	160,000	129,646
2.80%, 10/1/50	135,000	84,264
5.55%, 10/15/53	90,000	89,375
Global Atlantic Fin Co.
4.40%, 10/15/29(d)	21,000	19,468
3.13%, 6/15/31(d)	27,000	22,364
7.95%, 6/15/33(d)	27,000	29,868
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(d)	31,000	28,035
6.75%, 3/15/54(d)	31,000	31,007
Global Payments, Inc.
4.45%, 6/1/28	100,000	96,308
5.95%, 8/15/52	279,000	270,415
Globe Life, Inc.
4.55%, 9/15/28	34,000	32,040
2.15%, 8/15/30	29,000	23,154
4.80%, 6/15/32	29,000	26,911
GLP Capital LP/GLP Financing II, Inc. 5.30%, 1/15/29	364,000	356,938
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(d)	25,000	24,345
3.50%, 3/1/29(d)	33,000	29,627
Goldman Sachs Group, Inc.
3.85%, 7/8/24	412,000	411,295
3.50%, 1/23/25	530,000	522,919
4.25%, 10/21/25	176,000	172,931
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	153,000	142,859
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	722,000	671,763
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	755,000	701,840
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	4,000	3,815
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	243,000	232,984
2.60%, 2/7/30	194,000	169,048
6.45%, 5/1/36	650,000	691,964
6.75%, 10/1/37	1,625,000	1,762,215
Goodyear Tire & Rubber Co. 5.63%, 4/30/33	110,000	98,637
Grand Canyon University 5.13%, 10/1/28	39,000	35,191
Graphic Packaging International LLC 3.50%, 3/15/28(d)	68,000	62,304
Gray Television, Inc.
5.88%, 7/15/26(d)	29,000	28,981
7.00%, 5/15/27(d)	31,000	27,401
4.75%, 10/15/30(d)	33,000	18,815
5.38%, 11/15/31(d)	53,000	29,438
GTCR AP Finance, Inc. 8.00%, 5/15/27(d)	19,000	19,034
Guardian Life Global Funding
1.10%, 6/23/25(d)	17,000	16,261
0.88%, 12/10/25(d)	21,000	19,618
1.25%, 5/13/26(d)	12,000	11,089
3.25%, 3/29/27(d)	14,000	13,312
1.40%, 7/6/27(d)	17,000	15,204
5.55%, 10/28/27(d)	19,000	19,238
1.25%, 11/19/27(d)	21,000	18,443
1.63%, 9/16/28(d)	12,000	10,437
5.74%, 10/2/28(d)	17,000	17,421
Guardian Life Insurance Co. of America
4.88%, 6/19/64(d)	19,000	16,414
3.70%, 1/22/70(d)	12,000	7,698
4.85%, 1/24/77(d)	24,000	19,730
GXO Logistics, Inc.
1.65%, 7/15/26	24,000	22,037
6.25%, 5/6/29	43,000	43,622
2.65%, 7/15/31	29,000	23,283
6.50%, 5/6/34	46,000	46,776
H&E Equipment Services, Inc. 3.88%, 12/15/28(d)	100,000	89,755
Haleon U.S. Capital LLC 3.63%, 3/24/32	420,000	375,022
Halliburton Co.
3.80%, 11/15/25	25,000	24,431
2.92%, 3/1/30	70,000	62,419
4.85%, 11/15/35	90,000	86,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.70%, 9/15/38	$70,000	$77,104
7.45%, 9/15/39	90,000	106,626
4.50%, 11/15/41	45,000	39,064
4.75%, 8/1/43	80,000	70,904
5.00%, 11/15/45	180,000	164,866
Hanesbrands, Inc.
4.88%, 5/15/26(d)	37,000	35,921
9.00%, 2/15/31(d)	25,000	25,549
Harley-Davidson Financial Services, Inc.
3.35%, 6/8/25, Series CO(d)	29,000	28,324
3.05%, 2/14/27, Series CO(d)	20,000	18,667
6.50%, 3/10/28, Series CO(d)	29,000	29,728
Harley-Davidson, Inc.
3.50%, 7/28/25	27,000	26,308
4.63%, 7/28/45	28,000	22,926
Hartford Financial Services Group, Inc.
2.80%, 8/19/29	45,000	40,006
5.95%, 10/15/36	25,000	25,960
6.10%, 10/1/41	35,000	36,185
4.30%, 4/15/43	25,000	21,080
4.40%, 3/15/48	45,000	37,544
3.60%, 8/19/49	70,000	50,842
2.90%, 9/15/51	55,000	34,620
Harvest Midstream I LP
7.50%, 9/1/28(d)	33,000	33,477
7.50%, 5/15/32(d)	20,000	20,301
Hasbro, Inc.
3.55%, 11/19/26	42,000	40,008
3.50%, 9/15/27	31,000	29,102
3.90%, 11/19/29	64,000	58,660
6.35%, 3/15/40	45,000	46,018
5.10%, 5/15/44	27,000	23,316
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(d)	41,000	38,548
8.00%, 6/15/27(d)	31,000	32,187
3.75%, 9/15/30(d)	15,000	13,008
HCA, Inc.
5.25%, 4/15/25	173,000	172,296
5.88%, 2/15/26	128,000	128,210
5.63%, 9/1/28	166,000	166,978
3.50%, 9/1/30	248,000	222,042
5.60%, 4/1/34	820,000	813,350
4.38%, 3/15/42	1,050,000	863,614
5.90%, 6/1/53	35,000	33,980
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(d)	66,000	55,431
3.20%, 6/1/50(d)	16,000	10,336
Healthcare Realty Holdings LP 2.00%, 3/15/31	132,000	103,807
Healthpeak OP LLC 3.00%, 1/15/30	428,000	377,856
HEICO Corp.
5.25%, 8/1/28	37,000	36,917
5.35%, 8/1/33	43,000	42,624
Hershey Co. 2.30%, 8/15/26	309,000	291,202
Hertz Corp.
4.63%, 12/1/26(d)	20,000	15,551
5.00%, 12/1/29(d)	41,000	27,128
Hess Corp.
4.30%, 4/1/27	60,000	58,424
7.88%, 10/1/29	35,000	39,095
7.30%, 8/15/31	45,000	50,206
7.13%, 3/15/33	40,000	44,850
6.00%, 1/15/40	70,000	72,307
5.60%, 2/15/41	115,000	114,762
5.80%, 4/1/47	45,000	45,139
Hess Midstream Operations LP
5.63%, 2/15/26(d)	33,000	32,841
5.13%, 6/15/28(d)	23,000	22,184
4.25%, 2/15/30(d)	31,000	28,263
5.50%, 10/15/30(d)	16,000	15,384
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	46,000	43,081
5.25%, 7/1/28	34,000	34,253
6.20%, 10/15/35	64,000	67,658
6.35%, 10/15/45	156,000	165,714
Highwoods Realty LP
3.88%, 3/1/27	20,000	18,918
4.13%, 3/15/28	194,000	181,501
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(d)	25,000	24,703
5.75%, 2/1/29(d)	25,000	24,166
6.00%, 4/15/30(d)	21,000	20,290
6.00%, 2/1/31(d)	25,000	23,970
6.25%, 4/15/32(d)	21,000	20,202
8.38%, 11/1/33(d)	25,000	26,859
Hillenbrand, Inc.
5.75%, 6/15/25	16,000	15,957
5.00%, 9/15/26	15,000	14,668
6.25%, 2/15/29	20,000	19,971
3.75%, 3/1/31	14,000	12,073
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(d)	208,000	176,921
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(d)	35,000	32,358
4.88%, 7/1/31(d)	20,000	17,569
6.63%, 1/15/32(d)	37,000	36,885
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(d)	75,000	48,794
Hologic, Inc.
4.63%, 2/1/28(d)	16,000	15,380
3.25%, 2/15/29(d)	39,000	34,875
Home Depot, Inc.
2.50%, 4/15/27	205,000	191,853
2.70%, 4/15/30	176,000	155,431
1.88%, 9/15/31	18,000	14,569
4.50%, 9/15/32	210,000	203,280
5.88%, 12/16/36	1,050,000	1,106,175
3.13%, 12/15/49	8,000	5,411
2.38%, 3/15/51	61,000	34,796
3.63%, 4/15/52	7,000	5,141
3.50%, 9/15/56	41,000	28,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Honeywell International, Inc.
1.35%, 6/1/25	$90,000	$86,550
2.50%, 11/1/26	110,000	103,862
1.10%, 3/1/27	75,000	67,806
4.95%, 2/15/28	35,000	35,184
4.25%, 1/15/29	55,000	53,652
2.70%, 8/15/29	15,000	13,492
4.88%, 9/1/29	10,000	9,985
1.95%, 6/1/30	20,000	16,939
1.75%, 9/1/31	30,000	24,227
4.95%, 9/1/31	10,000	9,966
5.00%, 2/15/33	25,000	24,968
4.50%, 1/15/34	20,000	19,100
5.00%, 3/1/35	35,000	34,537
5.70%, 3/15/36	20,000	20,957
5.70%, 3/15/37	20,000	20,698
5.38%, 3/1/41	20,000	20,116
3.81%, 11/21/47	19,000	14,885
2.80%, 6/1/50	35,000	23,279
5.25%, 3/1/54	75,000	72,751
5.35%, 3/1/64	30,000	29,177
Hormel Foods Corp.
4.80%, 3/30/27	35,000	34,832
1.70%, 6/3/28	52,000	45,945
1.80%, 6/11/30	21,000	17,506
3.05%, 6/3/51	29,000	18,941
Host Hotels & Resorts LP
4.00%, 6/15/25, Series E	31,000	30,439
4.50%, 2/1/26, Series F	25,000	24,493
3.38%, 12/15/29, Series H	46,000	40,905
3.50%, 9/15/30, Series I	54,000	47,660
2.90%, 12/15/31, Series J	32,000	26,586
Howard Hughes Corp.
5.38%, 8/1/28(d)	31,000	29,380
4.13%, 2/1/29(d)	27,000	24,004
4.38%, 2/1/31(d)	27,000	23,032
Howmet Aerospace, Inc.
6.88%, 5/1/25	37,000	37,361
5.90%, 2/1/27	39,000	39,482
6.75%, 1/15/28	18,000	18,788
3.00%, 1/15/29	43,000	38,884
5.95%, 2/1/37	57,000	58,469
HP, Inc.
2.20%, 6/17/25	71,000	68,805
1.45%, 6/17/26	32,000	29,543
3.00%, 6/17/27	62,000	58,111
4.75%, 1/15/28	55,000	54,273
4.00%, 4/15/29	71,000	67,339
3.40%, 6/17/30	36,000	32,572
2.65%, 6/17/31	71,000	59,685
4.20%, 4/15/32	48,000	44,382
5.50%, 1/15/33	79,000	79,122
6.00%, 9/15/41	109,000	111,616
HUB International Ltd.
5.63%, 12/1/29(d)	23,000	21,364
7.25%, 6/15/30(d)	135,000	137,241
7.38%, 1/31/32(d)	78,000	78,333
Hudson Pacific Properties LP 5.95%, 2/15/28	208,000	178,880
Humana, Inc.
4.50%, 4/1/25	35,000	34,774
5.70%, 3/13/26	31,000	31,004
1.35%, 2/3/27	45,000	40,603
3.95%, 3/15/27	35,000	33,751
5.75%, 3/1/28	30,000	30,398
5.75%, 12/1/28	30,000	30,503
3.70%, 3/23/29	45,000	41,984
3.13%, 8/15/29	35,000	31,505
4.88%, 4/1/30	35,000	34,164
5.38%, 4/15/31	90,000	89,194
2.15%, 2/3/32	55,000	43,564
5.88%, 3/1/33	54,000	54,760
5.95%, 3/15/34	60,000	61,188
4.63%, 12/1/42	35,000	29,611
4.95%, 10/1/44	70,000	61,239
4.80%, 3/15/47	35,000	29,757
3.95%, 8/15/49	45,000	33,728
5.50%, 3/15/53	70,000	65,220
5.75%, 4/15/54	90,000	86,739
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	225,000	217,775
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	265,000	200,168
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	30,000	29,508
3.48%, 12/1/27	37,000	34,664
2.04%, 8/16/28	37,000	32,332
4.20%, 5/1/30	36,000	33,644
Hyatt Hotels Corp. 5.75%, 4/23/30	158,000	160,659
Hyundai Capital America
5.88%, 4/7/25(d)	25,000	25,013
5.80%, 6/26/25(d)	30,000	30,013
6.00%, 7/11/25(d)	15,000	15,047
1.80%, 10/15/25(d)	30,000	28,476
1.30%, 1/8/26(d)	35,000	32,678
5.50%, 3/30/26(d)	50,000	49,917
1.50%, 6/15/26(d)	35,000	32,248
5.65%, 6/26/26(d)	30,000	29,995
1.65%, 9/17/26(d)	40,000	36,623
5.95%, 9/21/26(d)	30,000	30,222
2.75%, 9/27/26(c)	20,000	18,770
3.50%, 11/2/26(d)	30,000	28,583
5.25%, 1/8/27(d)	40,000	39,760
3.00%, 2/10/27(d)	20,000	18,740
5.30%, 3/19/27(d)	35,000	34,850
2.38%, 10/15/27(d)	25,000	22,627
1.80%, 1/10/28(d)	25,000	21,995
5.60%, 3/30/28(d)	35,000	35,090
2.00%, 6/15/28(d)	35,000	30,604
5.68%, 6/26/28(d)	40,000	40,222
2.10%, 9/15/28(d)	35,000	30,523
6.10%, 9/21/28(d)	35,000	35,756
5.30%, 1/8/29(d)	30,000	29,762
6.50%, 1/16/29(d)	30,000	31,178
5.35%, 3/19/29(d)	20,000	19,881
5.80%, 4/1/30(d)	20,000	20,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.38%, 4/8/30(d)	$25,000	$25,980
5.70%, 6/26/30(d)	20,000	20,132
6.20%, 9/21/30(d)	20,000	20,663
5.40%, 1/8/31(d)	20,000	19,869
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.38%, 2/1/29	145,000	121,384
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	17,231
5.50%, 3/15/53	20,000	19,078
5.80%, 4/1/54	17,000	16,770
iHeartCommunications, Inc.
6.38%, 5/1/26	40,000	30,602
4.75%, 1/15/28(d)	40,000	21,258
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	65,315
4.88%, 9/15/41	32,000	30,294
3.90%, 9/1/42	54,000	44,930
Imola Merger Corp. 4.75%, 5/15/29(d)	64,000	59,614
Ingersoll Rand, Inc.
5.40%, 8/14/28	30,000	30,251
5.70%, 8/14/33	72,000	73,441
Ingevity Corp. 3.88%, 11/1/28(d)	29,000	26,121
Ingredion, Inc.
3.20%, 10/1/26	30,000	28,535
2.90%, 6/1/30	43,000	37,587
3.90%, 6/1/50	37,000	27,286
Intel Corp.
3.70%, 7/29/25	165,000	161,903
3.15%, 5/11/27	412,000	390,819
2.45%, 11/15/29	168,000	146,740
5.13%, 2/10/30	164,000	163,836
4.25%, 12/15/42	85,000	70,727
5.63%, 2/10/43	534,000	531,672
4.10%, 5/11/47	357,000	285,136
3.73%, 12/8/47	10,000	7,398
3.05%, 8/12/51	61,000	38,566
3.10%, 2/15/60	49,000	29,599
3.20%, 8/12/61	180,000	110,239
5.05%, 8/5/62	12,000	10,582
Intercontinental Exchange, Inc.
2.10%, 6/15/30	440,000	370,625
1.85%, 9/15/32	222,000	171,508
4.60%, 3/15/33	87,000	82,851
4.95%, 6/15/52	110,000	100,941
International Business Machines Corp.
3.45%, 2/19/26	412,000	400,134
1.95%, 5/15/30	980,000	821,269
5.88%, 11/29/32	28,000	29,327
5.60%, 11/30/39	92,000	93,414
2.85%, 5/15/40	412,000	293,958
7.13%, 12/1/96	30,000	37,195
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(d)	188,000	166,752
5.00%, 9/26/48	188,000	159,996
International Game Technology PLC 4.13%, 4/15/26(d)	200,000	194,072
International Paper Co.
5.00%, 9/15/35	35,000	33,188
7.30%, 11/15/39	40,000	45,013
6.00%, 11/15/41	55,000	54,240
4.80%, 6/15/44	60,000	52,325
5.15%, 5/15/46	40,000	35,938
4.40%, 8/15/47	60,000	48,805
4.35%, 8/15/48	67,000	54,363
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	30,208
4.75%, 3/30/30	46,000	44,671
2.40%, 3/1/31	36,000	30,001
5.38%, 6/15/33	21,000	20,833
3.38%, 3/1/41	45,000	32,856
5.40%, 10/1/48	45,000	41,759
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	28,720
3.60%, 4/1/29	20,000	18,612
2.30%, 6/1/30	30,000	25,376
5.70%, 10/15/33	20,000	20,208
6.25%, 7/15/39	25,000	25,918
3.70%, 9/15/46	25,000	18,393
3.50%, 9/30/49	25,000	17,394
3.10%, 11/30/51	25,000	15,816
Intuit, Inc.
0.95%, 7/15/25	37,000	35,243
5.25%, 9/15/26	55,000	55,277
1.35%, 7/15/27	37,000	33,147
5.13%, 9/15/28	55,000	55,349
1.65%, 7/15/30	10,000	8,222
5.20%, 9/15/33	26,000	25,977
5.50%, 9/15/53	55,000	54,954
Invitation Homes Operating Partnership LP 4.15%, 4/15/32	204,000	185,883
IPALCO Enterprises, Inc. 4.25%, 5/1/30	502,000	465,665
IQVIA, Inc. 6.25%, 2/1/29	175,000	179,490
Iron Mountain, Inc. 5.25%, 7/15/30(d)	307,000	287,512
ITC Holdings Corp.
3.65%, 6/15/24	139,000	138,880
3.35%, 11/15/27	382,000	358,694
ITT Holdings LLC 6.50%, 8/1/29(d)	50,000	45,838
Jabil, Inc.
1.70%, 4/15/26	31,000	28,819
4.25%, 5/15/27	31,000	29,921
3.95%, 1/12/28	31,000	29,315
5.45%, 2/1/29	18,000	17,928
3.60%, 1/15/30	36,000	32,282
3.00%, 1/15/31	43,000	36,521
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	24,754
3.13%, 11/23/31	36,000	29,905
5.67%, 6/8/32	25,000	25,032
4.00%, 11/23/51	45,000	30,762
Jackson National Life Global Funding
3.05%, 4/29/26(d)	62,000	58,974
3.05%, 6/21/29(d)	19,000	16,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Jacobs Engineering Group, Inc. 5.90%, 3/1/33	$100,000	$99,524
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(d)	25,000	23,231
7.13%, 4/30/31(d)	57,000	58,085
Jazz Securities DAC 4.38%, 1/15/29(d)	200,000	184,556
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 1/15/32	67,000	57,627
5.75%, 4/1/33	1,028,000	1,014,667
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	308,285
2.63%, 10/15/31	100,000	80,708
6.25%, 1/15/36	100,000	101,518
Jersey Central Power & Light Co.
4.30%, 1/15/26(d)	27,000	26,463
2.75%, 3/1/32(d)	20,000	16,520
JM Smucker Co.
3.38%, 12/15/27	30,000	28,293
5.90%, 11/15/28	45,000	46,229
2.38%, 3/15/30	35,000	30,072
2.13%, 3/15/32	35,000	27,946
6.20%, 11/15/33	70,000	73,190
4.25%, 3/15/35	60,000	53,449
2.75%, 9/15/41	25,000	16,533
6.50%, 11/15/43	70,000	74,075
4.38%, 3/15/45	55,000	45,910
3.55%, 3/15/50	25,000	17,179
6.50%, 11/15/53	90,000	96,469
John Deere Capital Corp.
4.80%, 1/9/26	88,000	87,572
0.70%, 1/15/26	66,000	61,563
5.05%, 3/3/26, Series FXD	40,000	39,977
4.95%, 3/6/26	33,000	32,911
2.25%, 9/14/26	33,000	31,002
1.70%, 1/11/27	37,000	34,041
2.80%, 9/8/27	412,000	384,985
4.15%, 9/15/27	371,000	362,263
4.75%, 1/20/28	165,000	163,995
1.50%, 3/6/28	37,000	32,629
3.45%, 3/7/29	412,000	386,872
3.35%, 4/18/29	12,000	11,221
4.85%, 10/11/29	8,000	7,978
1.45%, 1/15/31	12,000	9,690
Johnson & Johnson
2.45%, 3/1/26	279,000	267,366
2.90%, 1/15/28	277,000	260,762
3.63%, 3/3/37	254,000	219,690
Johnson Controls International PLC
3.90%, 2/14/26	30,000	29,240
6.00%, 1/15/36	30,000	31,309
4.63%, 7/2/44	40,000	34,566
5.13%, 9/14/45	35,000	32,025
4.50%, 2/15/47	45,000	37,913
4.95%, 7/2/64	40,000	34,645
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	36,865
2.00%, 9/16/31	35,000	28,089
4.90%, 12/1/32	30,000	29,252
JPMorgan Chase & Co.
4.13%, 12/15/26	548,000	533,193
1.05%, 6/23/27	520,000	462,587
4.25%, 10/1/27	958,000	934,050
3.63%, 12/1/27	139,000	132,517
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	813,000	781,073
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	309,000	294,165
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	376,387
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	412,000	387,873
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	729,848
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,009,000	887,849
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	615,000	534,699
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	345,268
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	309,000	264,745
5.50%, 10/15/40	55,000	55,642
5.60%, 7/15/41	119,000	121,816
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	70,000	47,960
5.63%, 8/16/43	141,000	144,313
4.95%, 6/1/45	188,000	175,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	$73,000	$59,307
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	39,000	31,218
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	86,000	68,299
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	110,000	74,926
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	171,000	120,608
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	23,411
3.75%, 8/15/29	36,000	33,519
2.00%, 12/10/30	29,000	23,244
5.95%, 3/15/41	36,000	36,140
Kaiser Aluminum Corp. 4.63%, 3/1/28(d)	89,000	82,841
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,451
2.81%, 6/1/41, Series 2021	26,000	18,724
4.88%, 4/1/42	12,000	11,229
4.15%, 5/1/47	31,000	25,843
3.27%, 11/1/49, Series 2019	21,000	14,935
3.00%, 6/1/51, Series 2021	29,000	19,256
KB Home
6.88%, 6/15/27	12,000	12,249
4.80%, 11/15/29	12,000	11,259
7.25%, 7/15/30	14,000	14,368
4.00%, 6/15/31	16,000	14,154
Kellanova
3.25%, 4/1/26	46,000	44,314
3.40%, 11/15/27	37,000	34,906
4.30%, 5/15/28	23,000	22,370
2.10%, 6/1/30	146,000	122,882
4.50%, 4/1/46	59,000	49,788
Kemper Corp.
2.40%, 9/30/30	29,000	23,412
3.80%, 2/23/32	29,000	24,533
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	21,296
4.75%, 2/1/30	25,000	20,602
5.00%, 3/1/31	25,000	19,918
Kentucky Utilities Co. 5.13%, 11/1/40	425,000	402,339
Kenvue, Inc.
5.35%, 3/22/26	55,000	55,179
5.05%, 3/22/28	75,000	75,241
5.00%, 3/22/30	20,000	19,989
4.90%, 3/22/33	25,000	24,605
5.10%, 3/22/43	35,000	33,815
5.05%, 3/22/53	65,000	61,143
5.20%, 3/22/63	35,000	32,978
Keurig Dr. Pepper, Inc.
4.42%, 5/25/25	35,000	34,658
3.40%, 11/15/25	30,000	29,161
2.55%, 9/15/26	25,000	23,533
5.10%, 3/15/27	45,000	44,897
3.43%, 6/15/27	30,000	28,505
4.60%, 5/25/28	70,000	68,541
5.05%, 3/15/29	45,000	44,726
3.95%, 4/15/29	70,000	66,295
3.20%, 5/1/30	55,000	49,386
2.25%, 3/15/31	35,000	29,022
5.20%, 3/15/31, Series 10	35,000	34,763
4.05%, 4/15/32	60,000	55,409
5.30%, 3/15/34	45,000	44,668
4.50%, 11/15/45	50,000	42,619
4.42%, 12/15/46	35,000	29,365
5.09%, 5/25/48	35,000	32,175
3.80%, 5/1/50	70,000	52,405
3.35%, 3/15/51	45,000	30,677
4.50%, 4/15/52	105,000	87,705
KeyCorp
4.15%, 10/29/25	177,000	172,803
2.25%, 4/6/27	100,000	90,545
4.10%, 4/30/28	215,000	202,141
2.55%, 10/1/29	29,000	24,488
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	229,000	208,408
Keysight Technologies, Inc. 3.00%, 10/30/29	61,000	54,282
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/27(d)	31,000	30,147
Kilroy Realty LP 4.75%, 12/15/28	189,000	178,514
Kimberly-Clark Corp.
3.05%, 8/15/25	22,000	21,465
2.75%, 2/15/26	29,000	27,929
1.05%, 9/15/27	44,000	38,850
3.95%, 11/1/28	37,000	35,601
3.20%, 4/25/29	14,000	12,990
3.10%, 3/26/30	15,000	13,631
2.00%, 11/2/31	12,000	9,903
4.50%, 2/16/33	7,000	6,760
6.63%, 8/1/37	31,000	35,174
5.30%, 3/1/41	20,000	19,726
3.20%, 7/30/46	22,000	15,739
3.90%, 5/4/47	15,000	11,916
2.88%, 2/7/50	22,000	14,733
Kimco Realty OP LLC
2.70%, 10/1/30	208,000	178,558
4.60%, 2/1/33	46,000	42,993
6.40%, 3/1/34	48,000	50,656
4.25%, 4/1/45	47,000	37,400
4.13%, 12/1/46	32,000	24,266
4.45%, 9/1/47	32,000	25,327
Kinder Morgan Energy Partners LP
6.95%, 1/15/38	546,000	591,842
5.63%, 9/1/41	930,000	875,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Kinder Morgan, Inc.
4.30%, 6/1/25	$173,000	$170,742
2.00%, 2/15/31	309,000	251,943
7.75%, 1/15/32	142,000	159,636
Kinetik Holdings LP 5.88%, 6/15/30(d)	175,000	170,933
KKR Group Finance Co. II LLC 5.50%, 2/1/43(d)	20,000	19,107
KKR Group Finance Co. III LLC 5.13%, 6/1/44(d)	40,000	36,320
KKR Group Finance Co. VI LLC 3.75%, 7/1/29(d)	30,000	27,968
KKR Group Finance Co. VII LLC 3.63%, 2/25/50(d)	20,000	14,119
KKR Group Finance Co. VIII LLC 3.50%, 8/25/50(d)	30,000	20,565
KKR Group Finance Co. X LLC 3.25%, 12/15/51(d)	30,000	20,047
KKR Group Finance Co. XII LLC 4.85%, 5/17/32(d)	30,000	28,764
KLA Corp. 5.25%, 7/15/62	160,000	152,870
Kohl's Corp.
4.25%, 7/17/25	15,000	14,632
4.63%, 5/1/31	20,000	16,141
5.55%, 7/17/45	18,000	11,548
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	110,106
3.88%, 5/15/27	85,000	82,244
4.63%, 1/30/29	20,000	19,647
3.75%, 4/1/30	55,000	51,152
4.25%, 3/1/31	25,000	23,678
6.75%, 3/15/32	22,000	23,989
5.00%, 7/15/35	55,000	53,429
6.88%, 1/26/39	70,000	77,673
7.13%, 8/1/39(d)	35,000	39,628
4.63%, 10/1/39	35,000	30,888
6.50%, 2/9/40	50,000	53,651
5.00%, 6/4/42	130,000	118,210
5.20%, 7/15/45	145,000	134,019
4.38%, 6/1/46	250,000	205,360
4.88%, 10/1/49	130,000	113,844
5.50%, 6/1/50	68,000	65,235
Kroger Co.
3.50%, 2/1/26	30,000	29,135
2.65%, 10/15/26	46,000	43,360
3.70%, 8/1/27	35,000	33,609
4.50%, 1/15/29	35,000	34,258
2.20%, 5/1/30	35,000	29,646
1.70%, 1/15/31	35,000	28,014
7.50%, 4/1/31	31,000	34,761
6.90%, 4/15/38	35,000	38,884
5.40%, 7/15/40	25,000	24,343
5.00%, 4/15/42	30,000	27,900
5.15%, 8/1/43	35,000	32,237
3.88%, 10/15/46	45,000	33,801
4.45%, 2/1/47	90,000	74,776
4.65%, 1/15/48	45,000	38,254
5.40%, 1/15/49	55,000	52,229
3.95%, 1/15/50	70,000	53,978
Kyndryl Holdings, Inc. 3.15%, 10/15/31	211,000	177,310
L3Harris Technologies, Inc.
3.83%, 4/27/25	35,000	34,461
3.85%, 12/15/26	35,000	33,768
5.40%, 1/15/27	75,000	75,240
4.40%, 6/15/28	107,000	103,601
5.05%, 6/1/29	55,000	54,504
2.90%, 12/15/29	30,000	26,612
1.80%, 1/15/31	45,000	36,220
5.25%, 6/1/31	55,000	54,469
5.40%, 7/31/33	105,000	104,191
5.35%, 6/1/34	70,000	69,148
4.85%, 4/27/35	35,000	33,046
6.15%, 12/15/40	25,000	26,174
5.05%, 4/27/45	45,000	41,652
5.60%, 7/31/53	45,000	44,651
LABL, Inc.
6.75%, 7/15/26(d)	29,000	28,708
10.50%, 7/15/27(d)	28,000	27,278
5.88%, 11/1/28(d)	20,000	18,024
9.50%, 11/1/28(d)	12,000	12,218
8.25%, 11/1/29(d)	19,000	16,256
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	28,719
3.60%, 9/1/27	37,000	35,286
2.95%, 12/1/29	46,000	40,973
2.70%, 6/1/31	36,000	30,495
4.70%, 2/1/45	81,000	71,261
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/1/25(d)	14,000	13,738
4.25%, 2/1/27(d)	25,000	23,483
4.75%, 6/15/29(d)	27,000	24,466
Lam Research Corp. 4.00%, 3/15/29	309,000	296,164
Lamar Media Corp.
3.75%, 2/15/28	24,000	22,380
4.88%, 1/15/29	16,000	15,278
4.00%, 2/15/30	23,000	20,732
3.63%, 1/15/31	23,000	19,937
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(d)	21,000	20,266
4.13%, 1/31/30(d)	40,000	36,052
4.38%, 1/31/32(d)	29,000	25,644
Lazard Group LLC 4.50%, 9/19/28	176,000	170,111
LBJ Infrastructure Group LLC 3.80%, 12/31/57(d)	25,000	16,470
LCM Investments Holdings II LLC
4.88%, 5/1/29(d)	41,000	38,115
8.25%, 8/1/31(d)	35,000	36,393
LCPR Senior Secured Financing DAC 5.13%, 7/15/29(d)	283,000	237,782
Lear Corp. 3.55%, 1/15/52	175,000	120,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Leggett & Platt, Inc.
3.50%, 11/15/27	$30,000	$27,278
4.40%, 3/15/29	30,000	27,094
3.50%, 11/15/51	46,000	29,786
Leidos, Inc.
3.63%, 5/15/25	31,000	30,431
4.38%, 5/15/30	54,000	50,853
2.30%, 2/15/31	71,000	58,243
5.75%, 3/15/33	54,000	54,552
Lennar Corp. 4.75%, 11/29/27	90,000	88,885
Level 3 Financing, Inc.
10.50%, 5/15/30(d)	151,000	150,784
10.75%, 12/15/30(d)	102,000	102,204
Liberty Interactive LLC
8.50%, 7/15/29	12,000	6,453
8.25%, 2/1/30	21,000	11,151
Liberty Mutual Group, Inc.
4.57%, 2/1/29(d)	40,000	38,660
4.85%, 8/1/44(d)	25,000	21,454
3.95%, 10/15/50(d)	50,000	36,496
4.13%, 12/15/51, (4.125% fixed rate until 9/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(d)	20,000	18,520
5.50%, 6/15/52(d)	40,000	37,176
3.95%, 5/15/60(d)	30,000	20,710
4.30%, 2/1/61(d)	35,000	21,202
7.80%, 3/7/87(d)	20,000	21,098
Liberty Utilities Co.
5.58%, 1/31/29(d)	21,000	20,985
5.87%, 1/31/34(d)	14,000	13,995
Liberty Utilities Finance GP 1 2.05%, 9/15/30(d)	25,000	20,329
LifePoint Health, Inc. 9.88%, 8/15/30(d)	256,000	274,335
Light & Wonder International, Inc.
7.00%, 5/15/28(d)	29,000	29,190
7.25%, 11/15/29(d)	20,000	20,366
7.50%, 9/1/31(d)	23,000	23,671
Lincoln National Corp.
3.35%, 3/9/25	75,000	73,600
3.63%, 12/12/26	309,000	295,271
3.80%, 3/1/28	412,000	392,059
7.00%, 6/15/40	74,000	81,080
Linde, Inc.
4.70%, 12/5/25	42,000	41,761
3.20%, 1/30/26	50,000	48,411
1.10%, 8/10/30	14,000	11,226
3.55%, 11/7/42	33,000	26,192
2.00%, 8/10/50	15,000	8,094
Lithia Motors, Inc.
4.63%, 12/15/27(d)	16,000	15,236
3.88%, 6/1/29(d)	33,000	29,467
4.38%, 1/15/31(d)	23,000	20,348
LKQ Corp.
5.75%, 6/15/28	49,000	49,512
6.25%, 6/15/33	43,000	44,223
Lockheed Martin Corp.
3.55%, 1/15/26	301,000	293,692
3.60%, 3/1/35	145,000	126,657
2.80%, 6/15/50	624,000	398,493
4.30%, 6/15/62	15,000	12,156
5.20%, 2/15/64	37,000	34,931
Loews Corp.
3.75%, 4/1/26	35,000	34,058
3.20%, 5/15/30	10,000	8,997
6.00%, 2/1/35	15,000	15,784
4.13%, 5/15/43	24,000	20,041
Lowe's Cos., Inc.
3.38%, 9/15/25	45,000	43,879
4.80%, 4/1/26	60,000	59,513
2.50%, 4/15/26	85,000	80,894
3.35%, 4/1/27	45,000	42,908
3.10%, 5/3/27	412,000	390,489
3.65%, 4/5/29	105,000	98,451
1.70%, 10/15/30	50,000	40,538
2.63%, 4/1/31	509,000	433,072
3.75%, 4/1/32	45,000	40,708
4.65%, 4/15/42	45,000	39,513
4.38%, 9/15/45	40,000	32,996
3.70%, 4/15/46	120,000	88,633
4.05%, 5/3/47	135,000	104,710
5.13%, 4/15/50	40,000	36,150
3.00%, 10/15/50	160,000	100,094
3.50%, 4/1/51	45,000	30,937
4.25%, 4/1/52	135,000	106,144
5.63%, 4/15/53	160,000	154,936
5.75%, 7/1/53	100,000	98,825
4.45%, 4/1/62	115,000	89,273
5.80%, 9/15/62	100,000	97,230
5.85%, 4/1/63	100,000	98,048
LPL Holdings, Inc.
4.63%, 11/15/27(d)	16,000	15,455
6.75%, 11/17/28	46,000	48,132
4.00%, 3/15/29(d)	37,000	34,292
4.38%, 5/15/31(d)	16,000	14,605
Lumen Technologies, Inc.
4.00%, 2/15/27(d)	10,000	5,203
6.88%, 1/15/28, Series G	10,000	4,260
4.50%, 1/15/29(d)	17,000	5,088
4.13%, 4/15/29(d)	14,000	9,181
4.13%, 4/15/30(d)	14,000	9,023
7.60%, 9/15/39, Series P	15,000	5,025
7.65%, 3/15/42, Series U	12,000	3,863
LYB International Finance III LLC
1.25%, 10/1/25	405,000	382,077
3.38%, 10/1/40	309,000	228,002
4.20%, 10/15/49	207,000	158,831
4.20%, 5/1/50	202,000	155,168
M&T Bank Corp. 5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	268,771
Macy's Retail Holdings LLC
5.88%, 4/1/29(d)	20,000	19,271
5.88%, 3/15/30(d)	20,000	19,076
6.13%, 3/15/32(d)	20,000	19,069
6.70%, 7/15/34(d)	7,000	6,006
4.50%, 12/15/34	15,000	12,897
6.38%, 3/15/37	8,000	7,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.13%, 1/15/42	$10,000	$8,228
4.30%, 2/15/43	10,000	7,691
Madison IAQ LLC
4.13%, 6/30/28(d)	29,000	26,880
5.88%, 6/30/29(d)	42,000	38,961
Marathon Oil Corp. 5.20%, 6/1/45	252,000	233,659
Marathon Petroleum Corp.
4.70%, 5/1/25	100,000	99,126
6.50%, 3/1/41	250,000	263,897
4.75%, 9/15/44	42,000	36,130
Markel Group, Inc.
3.50%, 11/1/27	20,000	18,937
3.35%, 9/17/29	20,000	18,159
5.00%, 4/5/46	45,000	39,694
4.30%, 11/1/47	25,000	19,938
5.00%, 5/20/49	55,000	48,666
4.15%, 9/17/50	45,000	34,437
3.45%, 5/7/52	55,000	36,863
Marriott International, Inc. 4.63%, 6/15/30, Series FF	723,000	697,240
Mars, Inc.
2.70%, 4/1/25(d)	25,000	24,465
0.88%, 7/16/26(d)	20,000	18,303
4.55%, 4/20/28(d)	40,000	39,261
3.20%, 4/1/30(d)	30,000	27,246
4.65%, 4/20/31(d)	20,000	19,517
1.63%, 7/16/32(d)	30,000	23,187
4.75%, 4/20/33(d)	40,000	38,735
3.60%, 4/1/34(d)	25,000	22,018
3.88%, 4/1/39(d)	30,000	25,342
2.38%, 7/16/40(d)	35,000	23,794
3.95%, 4/1/44(d)	10,000	8,153
3.95%, 4/1/49(d)	35,000	27,593
2.45%, 7/16/50(d)	15,000	8,759
4.13%, 4/1/54(d)	20,000	16,078
4.20%, 4/1/59(d)	30,000	23,927
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	42,000	40,960
4.38%, 3/15/29	104,000	101,329
2.25%, 11/15/30	15,000	12,682
2.38%, 12/15/31	8,000	6,602
5.75%, 11/1/32	10,000	10,382
5.88%, 8/1/33	6,000	6,275
5.40%, 9/15/33	12,000	12,141
5.15%, 3/15/34	10,000	9,954
4.75%, 3/15/39	24,000	22,279
4.35%, 1/30/47	24,000	20,182
4.20%, 3/1/48	29,000	23,650
4.90%, 3/15/49	61,000	54,830
2.90%, 12/15/51	17,000	10,670
6.25%, 11/1/52	24,000	25,925
5.45%, 3/15/53	29,000	28,146
5.70%, 9/15/53	49,000	49,340
5.45%, 3/15/54	24,000	23,361
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,052
3.50%, 12/15/27	30,000	28,370
2.50%, 3/15/30, Series CB	35,000	30,220
2.40%, 7/15/31	65,000	53,760
4.25%, 12/15/47	55,000	44,873
3.20%, 7/15/51	80,000	54,082
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	28,925
2.45%, 4/15/28	46,000	41,378
4.88%, 6/22/28	30,000	29,417
5.75%, 2/15/29	31,000	31,543
2.95%, 4/15/31	54,000	46,256
5.95%, 9/15/33	36,000	36,935
Masco Corp.
2.00%, 2/15/31	180,000	146,439
3.13%, 2/15/51	25,000	16,170
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	12,646
5.60%, 7/1/2111	45,000	46,630
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(d)	18,000	17,583
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.455% thereafter)(a)(d)	213,000	184,256
Mastercard, Inc.
3.50%, 2/26/28	412,000	393,159
4.88%, 3/9/28	664,000	667,001
Matador Resources Co. 6.88%, 4/15/28(d)	20,000	20,211
Match Group Holdings II LLC
4.63%, 6/1/28(d)	69,000	64,251
5.63%, 2/15/29(d)	26,000	24,770
Mattel, Inc. 5.88%, 12/15/27(d)	319,000	318,292
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/27(d)	110,000	112,189
9.25%, 4/15/27(d)	55,000	54,821
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(d)	239,000	220,537
McAfee Corp. 7.38%, 2/15/30(d)	130,000	120,477
McCormick & Co., Inc.
0.90%, 2/15/26	31,000	28,759
3.40%, 8/15/27	46,000	43,613
2.50%, 4/15/30	36,000	30,994
1.85%, 2/15/31	36,000	29,076
4.95%, 4/15/33	36,000	34,962
4.20%, 8/15/47	27,000	22,200
McDonald's Corp.
2.13%, 3/1/30	590,000	502,745
4.95%, 8/14/33	540,000	529,713
4.88%, 12/9/45	714,000	644,206
McGraw-Hill Education, Inc. 5.75%, 8/1/28(d)	85,000	79,384
McKesson Corp. 0.90%, 12/3/25	412,000	385,789
MDC Holdings, Inc.
3.85%, 1/15/30	21,000	19,580
2.50%, 1/15/31	25,000	22,145
6.00%, 1/15/43	45,000	45,215
3.97%, 8/6/61	32,000	27,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Medline Borrower LP
3.88%, 4/1/29(d)	$227,000	$207,119
5.25%, 10/1/29(d)	53,000	50,026
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/29(d)	50,000	50,186
Medtronic, Inc. 4.38%, 3/15/35	295,000	275,911
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	39,000	37,426
Merck & Co., Inc.
0.75%, 2/24/26	412,000	383,378
1.45%, 6/24/30	151,000	123,476
3.90%, 3/7/39	412,000	353,690
4.15%, 5/18/43	412,000	350,319
2.45%, 6/24/50	35,000	20,703
2.90%, 12/10/61	73,000	43,549
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	56,590
3.85%, 8/15/32	183,000	169,101
4.45%, 8/15/52	59,000	50,415
4.65%, 8/15/62	100,000	85,711
MetLife, Inc.
4.55%, 3/23/30	168,000	164,287
5.38%, 7/15/33	225,000	226,478
5.70%, 6/15/35	479,000	489,845
4.88%, 11/13/43	45,000	41,067
4.05%, 3/1/45	44,000	35,553
5.00%, 7/15/52	44,000	40,347
Metropolitan Life Global Funding I 3.45%, 12/18/26(d)	309,000	296,414
MGM Resorts International
5.75%, 6/15/25	28,000	27,958
4.63%, 9/1/26	17,000	16,502
5.50%, 4/15/27	28,000	27,619
4.75%, 10/15/28	31,000	29,018
6.50%, 4/15/32	31,000	30,342
Michaels Cos., Inc. 7.88%, 5/1/29(d)	248,000	168,809
Microchip Technology, Inc.
0.98%, 9/1/24	184,000	181,766
4.25%, 9/1/25	275,000	270,600
Micron Technology, Inc.
4.98%, 2/6/26	171,000	169,606
4.19%, 2/15/27	175,000	169,958
4.66%, 2/15/30	61,000	58,933
2.70%, 4/15/32	71,000	58,593
5.88%, 2/9/33	54,000	55,281
3.48%, 11/1/51	187,000	129,150
Microsoft Corp.
3.30%, 2/6/27	334,000	321,498
2.53%, 6/1/50	452,000	284,077
2.92%, 3/17/52	220,000	148,410
Mid-America Apartments LP 1.70%, 2/15/31	137,000	109,062
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28(d)	25,000	23,931
Midcap Financial Issuer Trust 6.50%, 5/1/28(d)	200,000	186,352
Mississippi Power Co. 4.25%, 3/15/42, Series 12-A	925,000	764,651
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/32(d)	29,000	28,854
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/30(d)	20,000	18,249
Mohegan Tribal Gaming Authority 8.00%, 2/1/26(d)	79,000	74,085
Molina Healthcare, Inc.
4.38%, 6/15/28(d)	33,000	30,752
3.88%, 11/15/30(d)	27,000	23,558
3.88%, 5/15/32(d)	31,000	26,234
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	117,223
5.00%, 5/1/42	100,000	91,550
4.20%, 7/15/46	163,000	130,993
Mondelez International, Inc.
1.50%, 5/4/25	45,000	43,380
2.63%, 3/17/27	45,000	42,116
4.13%, 5/7/28	30,000	29,109
4.75%, 2/20/29	35,000	34,465
2.75%, 4/13/30	55,000	48,425
1.50%, 2/4/31	80,000	63,624
3.00%, 3/17/32	55,000	47,188
1.88%, 10/15/32	45,000	35,353
2.63%, 9/4/50	100,000	60,347
Monongahela Power Co.
3.55%, 5/15/27(d)	18,000	17,150
5.85%, 2/15/34(d)	16,000	16,230
5.40%, 12/15/43(d)	25,000	23,327
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	45,000	33,415
4.29%, 9/1/50	28,000	17,721
Moody's Corp.
2.00%, 8/19/31	304,000	245,605
3.75%, 2/25/52	169,000	126,640
Morgan Stanley
4.00%, 7/23/25	220,000	216,524
5.00%, 11/24/25	123,000	122,050
4.35%, 9/8/26	533,000	521,199
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(a)	91,000	91,709
3.63%, 1/20/27	309,000	297,304
5.05%, 1/28/27, (5.05% fixed rate until 1/28/26; Secured Overnight Financing Rate + 1.295% thereafter)(a)	110,000	109,290
3.95%, 4/23/27	309,000	298,200
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	478,853
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	170,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.59%, 7/22/28(a)	$1,401,000	$1,328,708
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	753,000	713,791
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	183,000	181,834
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	201,000	199,696
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	67,000	58,352
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	451,000	432,734
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,146,875
4.38%, 1/22/47	110,000	94,795
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	46,603
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)	98,000	61,722
Mosaic Co.
4.05%, 11/15/27	43,000	41,300
5.38%, 11/15/28	25,000	25,012
5.45%, 11/15/33	36,000	35,586
4.88%, 11/15/41	27,000	23,675
5.63%, 11/15/43	54,000	51,355
Moss Creek Resources Holdings, Inc. 10.50%, 5/15/27(d)	14,000	14,353
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	44,130
5.00%, 4/15/29	30,000	29,612
4.60%, 5/23/29	55,000	53,445
2.30%, 11/15/30	65,000	54,153
2.75%, 5/24/31	60,000	50,615
5.60%, 6/1/32	45,000	45,275
5.40%, 4/15/34	80,000	79,124
5.50%, 9/1/44	35,000	33,902
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	13,000	10,275
3.74%, 7/1/49, Series 2019	45,000	32,287
3.39%, 7/1/50, Series 2020	36,000	24,018
MPH Acquisition Holdings LLC 5.75%, 11/1/28(d)	317,000	188,346
MPLX LP
4.88%, 6/1/25	75,000	74,411
1.75%, 3/1/26	90,000	84,322
4.13%, 3/1/27	75,000	72,702
4.25%, 12/1/27	45,000	43,501
4.00%, 3/15/28	77,000	73,516
4.80%, 2/15/29	45,000	44,059
2.65%, 8/15/30	105,000	89,752
4.95%, 9/1/32	70,000	66,654
5.00%, 3/1/33	80,000	76,062
4.50%, 4/15/38	160,000	139,197
5.20%, 3/1/47	91,000	81,800
5.20%, 12/1/47	45,000	40,213
4.70%, 4/15/48	135,000	112,012
5.50%, 2/15/49	135,000	125,111
4.95%, 3/14/52	135,000	115,016
5.65%, 3/1/53	45,000	42,532
4.90%, 4/15/58	45,000	37,120
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26	134,000	121,700
4.63%, 8/1/29	64,000	46,649
MSCI, Inc. 3.63%, 11/1/31(d)	160,000	139,554
Munich Re America Corp. 7.45%, 12/15/26, Series B	152,000	160,173
Murphy Oil Corp.
5.88%, 12/1/27	18,000	18,082
6.38%, 7/15/28	15,000	15,140
5.88%, 12/1/42	14,000	12,378
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	11,862
4.75%, 9/15/29	20,000	18,816
3.75%, 2/15/31(d)	20,000	17,381
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(d)	16,000	16,071
5.35%, 4/9/27(d)	20,000	19,946
5.45%, 12/12/28(d)	16,000	16,073
Mutual of Omaha Insurance Co. 6.14%, 1/16/64, (6.144% fixed rate until 10/16/53; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(d)	12,000	11,707
Mylan, Inc.
4.55%, 4/15/28	45,000	43,174
5.40%, 11/29/43	45,000	38,928
5.20%, 4/15/48	70,000	56,411
Nabors Industries Ltd.
7.25%, 1/15/26(d)	23,000	23,086
7.50%, 1/15/28(d)	16,000	15,281
Nabors Industries, Inc.
7.38%, 5/15/27(d)	29,000	28,980
9.13%, 1/31/30(d)	27,000	27,892
Nasdaq, Inc.
5.65%, 6/28/25	30,000	30,014
3.85%, 6/30/26	30,000	29,128
5.35%, 6/28/28	60,000	60,347
1.65%, 1/15/31	46,000	36,743
5.55%, 2/15/34	90,000	89,935
2.50%, 12/21/40	60,000	39,399
3.25%, 4/28/50	45,000	30,119
3.95%, 3/7/52	50,000	37,368
5.95%, 8/15/53	70,000	71,217
6.10%, 6/28/63	70,000	71,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
National Fuel Gas Co. 5.20%, 7/15/25	$412,000	$409,792
National Grid USA 5.80%, 4/1/35	595,000	584,921
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	73,327
5.80%, 1/15/33	97,000	100,099
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.894% thereafter)(a)	453,000	440,203
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(d)	21,000	20,626
6.00%, 1/15/27(d)	25,000	24,679
5.50%, 8/15/28(d)	35,000	33,448
5.13%, 12/15/30(d)	27,000	24,561
5.75%, 11/15/31(d)	25,000	23,133
7.13%, 2/1/32(d)	41,000	40,851
Nationwide Financial Services, Inc.
5.30%, 11/18/44, Series SR(d)	55,000	50,091
3.90%, 11/30/49, Series CO(d)	103,000	76,777
6.75%, 5/15/87, Series JR	35,000	34,994
Nationwide Mutual Insurance Co.
7.88%, 4/1/33(d)	10,000	11,019
9.38%, 8/15/39(d)	30,000	38,172
Navient Corp. 4.88%, 3/15/28	198,000	181,703
NCL Corp. Ltd.
5.88%, 3/15/26(d)	159,000	156,461
5.88%, 2/15/27(d)	41,000	40,484
8.13%, 1/15/29(d)	32,000	33,472
7.75%, 2/15/29(d)	25,000	25,723
NCL Finance Ltd. 6.13%, 3/15/28(d)	22,000	21,585
NCR Atleos Corp. 9.50%, 4/1/29(d)	55,000	59,397
NCR Voyix Corp.
5.00%, 10/1/28(d)	30,000	28,098
5.13%, 4/15/29(d)	44,000	40,923
5.25%, 10/1/30(d)	21,000	19,080
Neptune Bidco U.S., Inc. 9.29%, 4/15/29(d)	108,000	103,331
Nestle Capital Corp. 4.88%, 3/12/34(d)	535,000	525,306
Nestle Holdings, Inc.
4.13%, 10/1/27(d)	199,000	193,979
4.85%, 3/14/33(d)	159,000	158,071
Netflix, Inc.
3.63%, 6/15/25(d)	21,000	20,607
4.38%, 11/15/26	62,000	60,852
4.88%, 4/15/28	99,000	98,153
5.88%, 11/15/28	117,000	120,365
6.38%, 5/15/29	57,000	59,868
5.38%, 11/15/29(d)	37,000	37,262
4.88%, 6/15/30(d)	41,000	40,172
Nevada Power Co. 3.13%, 8/1/50, Series EE	15,000	9,602
New Fortress Energy, Inc. 6.50%, 9/30/26(d)	186,000	175,201
New York & Presbyterian Hospital
2.26%, 8/1/40	5,000	3,353
4.06%, 8/1/56	5,000	3,986
2.61%, 8/1/60	5,000	2,793
3.95%, 8/1/2119, Series 2019	10,000	7,107
New York Life Global Funding
0.95%, 6/24/25(d)	20,000	19,090
3.60%, 8/5/25(d)	25,000	24,521
0.85%, 1/15/26(d)	35,000	32,626
4.70%, 4/2/26(d)	25,000	24,758
1.15%, 6/9/26(d)	15,000	13,826
2.35%, 7/14/26(d)	20,000	18,854
5.45%, 9/18/26(d)	40,000	40,164
4.90%, 4/2/27(d)	25,000	24,888
3.25%, 4/7/27(d)	20,000	19,023
4.85%, 1/9/28(d)	41,000	40,604
3.00%, 1/10/28(d)	30,000	27,926
4.90%, 6/13/28(d)	30,000	29,780
4.70%, 1/29/29(d)	25,000	24,686
1.20%, 8/7/30(d)	25,000	19,835
1.85%, 8/1/31(d)	20,000	16,033
4.55%, 1/28/33(d)	40,000	37,919
5.00%, 1/9/34(d)	45,000	44,064
New York Life Insurance Co.
5.88%, 5/15/33(d)	40,000	41,071
6.75%, 11/15/39(d)	40,000	44,395
3.75%, 5/15/50(d)	50,000	37,016
4.45%, 5/15/69(d)	40,000	31,673
New York State Electric & Gas Corp. 3.30%, 9/15/49(d)	71,000	46,925
Newell Brands, Inc.
4.88%, 6/1/25	20,000	19,740
5.70%, 4/1/26	85,000	84,033
6.38%, 9/15/27	20,000	19,766
6.63%, 9/15/29	21,000	20,605
6.88%, 4/1/36	15,000	13,346
7.00%, 4/1/46	28,000	23,086
Newmont Corp. 2.25%, 10/1/30	579,000	489,093
Newmont Corp./Newcrest Finance Pty. Ltd. 4.20%, 5/13/50(d)	231,000	186,768
News Corp.
3.88%, 5/15/29(d)	41,000	37,239
5.13%, 2/15/32(d)	20,000	18,656
Nexstar Media, Inc. 5.63%, 7/15/27(d)	180,000	170,010
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/53	19,000	17,664
5.11%, 9/29/57(d)	660,000	618,974
NextEra Energy Operating Partners LP
3.88%, 10/15/26(d)	20,000	18,952
4.50%, 9/15/27(d)	23,000	21,755
7.25%, 1/15/29(d)	31,000	31,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(d)	$37,000	$37,699
8.38%, 2/15/32(d)	53,000	54,011
NGPL PipeCo LLC
4.88%, 8/15/27(d)	29,000	28,251
3.25%, 7/15/31(d)	30,000	25,484
7.77%, 12/15/37(d)	20,000	22,922
Niagara Mohawk Power Corp. 5.78%, 9/16/52(d)	119,000	116,774
NIKE, Inc.
3.25%, 3/27/40	100,000	78,267
3.63%, 5/1/43	184,000	146,260
NiSource, Inc.
0.95%, 8/15/25	77,000	72,883
3.49%, 5/15/27	60,000	57,085
5.25%, 3/30/28	65,000	64,863
2.95%, 9/1/29	55,000	49,214
3.60%, 5/1/30	71,000	64,827
1.70%, 2/15/31	55,000	43,680
5.40%, 6/30/33	30,000	29,615
5.35%, 4/1/34	60,000	58,725
5.95%, 6/15/41	30,000	30,172
5.25%, 2/15/43	45,000	41,666
4.80%, 2/15/44	70,000	61,060
5.65%, 2/1/45	45,000	43,486
4.38%, 5/15/47	90,000	73,424
3.95%, 3/30/48	70,000	52,892
5.00%, 6/15/52	30,000	26,787
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/26(d)	236,000	214,972
NNN REIT, Inc.
4.30%, 10/15/28	351,000	337,694
3.10%, 4/15/50	27,000	17,112
3.50%, 4/15/51	41,000	28,549
3.00%, 4/15/52	41,000	25,487
Nordstrom, Inc. 4.25%, 8/1/31	116,000	102,509
Norfolk Southern Corp.
3.65%, 8/1/25	20,000	19,592
2.90%, 6/15/26	35,000	33,432
7.80%, 5/15/27	20,000	21,472
3.15%, 6/1/27	20,000	18,916
3.80%, 8/1/28	35,000	33,370
2.55%, 11/1/29	30,000	26,293
5.05%, 8/1/30	45,000	44,774
2.30%, 5/15/31	35,000	29,238
3.00%, 3/15/32	45,000	38,574
4.45%, 3/1/33	36,000	33,975
5.55%, 3/15/34	30,000	30,501
4.84%, 10/1/41	55,000	50,315
3.95%, 10/1/42	54,000	43,540
4.45%, 6/15/45	45,000	38,337
4.65%, 1/15/46	55,000	47,986
3.94%, 11/1/47	70,000	54,319
4.15%, 2/28/48	65,000	52,003
4.10%, 5/15/49	35,000	27,586
3.40%, 11/1/49	35,000	24,529
3.05%, 5/15/50	70,000	45,615
2.90%, 8/25/51	55,000	34,228
4.05%, 8/15/52	70,000	53,914
3.70%, 3/15/53	35,000	25,270
4.55%, 6/1/53	70,000	58,825
5.35%, 8/1/54	90,000	85,742
3.16%, 5/15/55	70,000	44,337
5.95%, 3/15/64	55,000	56,286
5.10%, 8/1/2118	30,000	25,425
4.10%, 5/15/2121	55,000	38,909
Northern Natural Gas Co. 4.30%, 1/15/49(d)	27,000	21,541
Northern States Power Co.
6.25%, 6/1/36	20,000	21,373
3.40%, 8/15/42	24,000	18,247
4.00%, 8/15/45	15,000	11,889
3.60%, 9/15/47	29,000	21,383
2.60%, 6/1/51	34,000	20,233
Northern Trust Corp.
3.95%, 10/30/25	52,000	51,018
4.00%, 5/10/27	69,000	67,139
3.65%, 8/3/28	35,000	33,385
3.15%, 5/3/29	10,000	9,203
1.95%, 5/1/30	21,000	17,712
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.395% thereafter)(a)	24,000	22,554
6.13%, 11/2/32	21,000	21,808
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	43,895
3.25%, 1/15/28	125,000	117,530
4.60%, 2/1/29	30,000	29,383
4.40%, 5/1/30	55,000	52,935
4.70%, 3/15/33	70,000	67,357
4.90%, 6/1/34	75,000	72,428
5.15%, 5/1/40	45,000	43,125
5.05%, 11/15/40	25,000	23,592
4.75%, 6/1/43	85,000	76,112
3.85%, 4/15/45	55,000	43,165
4.03%, 10/15/47	204,000	162,029
5.25%, 5/1/50	90,000	85,682
4.95%, 3/15/53	90,000	81,406
5.20%, 6/1/54	105,000	98,477
Northwell Healthcare, Inc.
3.98%, 11/1/46	22,000	17,338
4.26%, 11/1/47	37,000	29,812
3.81%, 11/1/49	20,000	14,812
Northwest Pipeline LLC 4.00%, 4/1/27	30,000	28,996
Northwestern Mutual Life Insurance Co. 3.63%, 9/30/59(d)	244,000	166,640
NOV, Inc.
3.60%, 12/1/29	36,000	32,987
3.95%, 12/1/42	100,000	75,414
Novant Health, Inc.
2.64%, 11/1/36	8,000	6,012
3.17%, 11/1/51	15,000	10,014
3.32%, 11/1/61	10,000	6,473
Novelis Corp.
4.75%, 1/30/30(d)	104,000	96,410
3.88%, 8/15/31(d)	23,000	19,722
NRG Energy, Inc.
2.45%, 12/2/27(d)	200,000	179,708
3.38%, 2/15/29(d)	274,000	243,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Nucor Corp.
2.00%, 6/1/25	$631,000	$609,880
5.20%, 8/1/43	15,000	14,437
4.40%, 5/1/48	14,000	11,951
3.85%, 4/1/52	24,000	18,217
2.98%, 12/15/55	19,000	11,683
NuStar Logistics LP
5.75%, 10/1/25	25,000	24,903
6.00%, 6/1/26	20,000	19,870
5.63%, 4/28/27	23,000	22,659
6.38%, 10/1/30	25,000	24,936
Nuveen LLC 4.00%, 11/1/28(d)	40,000	38,391
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,285
1.55%, 6/15/28	26,000	23,019
2.85%, 4/1/30	31,000	27,964
2.00%, 6/15/31	25,000	20,881
3.50%, 4/1/40	21,000	17,370
3.50%, 4/1/50	41,000	31,396
3.70%, 4/1/60	10,000	7,546
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	15,000	15,706
4.78%, 7/1/44	13,000	11,987
4.37%, 7/1/47	24,000	21,098
3.38%, 7/1/55, Series 2020	24,000	16,445
O'Reilly Automotive, Inc.
3.55%, 3/15/26	31,000	30,041
5.75%, 11/20/26	46,000	46,505
3.60%, 9/1/27	46,000	43,768
4.35%, 6/1/28	31,000	30,128
3.90%, 6/1/29	36,000	34,019
4.20%, 4/1/30	36,000	34,142
1.75%, 3/15/31	36,000	28,881
4.70%, 6/15/32	61,000	58,532
Occidental Petroleum Corp.
3.50%, 8/15/29	155,000	140,419
7.88%, 9/15/31	473,000	530,640
6.45%, 9/15/36	284,000	296,113
4.20%, 3/15/48	38,000	28,764
Office Properties Income Trust 2.40%, 2/1/27	700,000	312,753
Oglethorpe Power Corp.
5.95%, 11/1/39	123,000	121,809
5.38%, 11/1/40	40,000	37,437
5.05%, 10/1/48	45,000	39,518
3.75%, 8/1/50	40,000	28,675
5.25%, 9/1/50	25,000	22,566
6.20%, 12/1/53	35,000	35,760
Ohio Edison Co.
5.50%, 1/15/33(d)	12,000	11,871
6.88%, 7/15/36	32,000	35,293
Ohio Power Co. 2.90%, 10/1/51, Series R	56,000	34,564
OI European Group BV 4.75%, 2/15/30(d)	16,000	14,678
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	29,000	27,587
3.30%, 3/15/30	6,000	5,404
3.25%, 4/1/30	6,000	5,380
5.40%, 1/15/33	9,000	9,020
4.15%, 4/1/47	13,000	10,380
3.85%, 8/15/47	13,000	9,865
5.60%, 4/1/53	15,000	14,692
Old Republic International Corp.
3.88%, 8/26/26	34,000	32,821
5.75%, 3/28/34	29,000	28,877
3.85%, 6/11/51	59,000	41,479
Olin Corp. 5.63%, 8/1/29	65,000	63,309
Olympus Water U.S. Holding Corp. 7.13%, 10/1/27(d)	200,000	203,434
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	100,000	96,290
3.38%, 2/1/31	58,000	49,375
Omnicom Group, Inc.
2.45%, 4/30/30	43,000	36,791
4.20%, 6/1/30	43,000	40,748
2.60%, 8/1/31	57,000	47,859
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	86,000	83,409
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	25,000	24,512
0.55%, 10/1/25	35,000	32,893
4.30%, 5/15/28	45,000	44,016
3.70%, 11/15/28	50,000	47,312
5.75%, 3/15/29	25,000	25,619
2.75%, 5/15/30	15,000	13,179
7.00%, 5/1/32	10,000	11,054
4.15%, 6/1/32	10,000	9,298
4.55%, 9/15/32	15,000	14,267
7.25%, 1/15/33	5,000	5,641
5.65%, 11/15/33	15,000	15,344
7.50%, 9/1/38	15,000	17,896
5.25%, 9/30/40	20,000	19,346
4.55%, 12/1/41	20,000	17,791
5.30%, 6/1/42	15,000	14,592
3.75%, 4/1/45	25,000	19,503
3.80%, 9/30/47	15,000	11,458
4.10%, 11/15/48	20,000	16,130
3.80%, 6/1/49	20,000	15,278
3.10%, 9/15/49	30,000	20,020
3.70%, 5/15/50	15,000	11,136
2.70%, 11/15/51	20,000	12,041
4.60%, 6/1/52	15,000	12,880
4.95%, 9/15/52	40,000	36,379
5.35%, 10/1/52	15,000	14,398
ONE Gas, Inc.
5.10%, 4/1/29	21,000	20,984
2.00%, 5/15/30	6,000	5,038
4.25%, 9/1/32	6,000	5,649
4.66%, 2/1/44	29,000	25,577
4.50%, 11/1/48	20,000	16,903
OneMain Finance Corp. 4.00%, 9/15/30	185,000	157,400
ONEOK Partners LP 6.20%, 9/15/43	412,000	417,475
ONEOK, Inc.
4.20%, 12/1/42	619,000	482,294
5.15%, 10/15/43	11,000	9,892
4.20%, 10/3/47	210,000	162,193
5.20%, 7/15/48	100,000	88,798
4.45%, 9/1/49	23,000	18,190
Oracle Corp.
2.95%, 5/15/25	309,000	301,278
1.65%, 3/25/26	309,000	289,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.25%, 11/15/27	$483,000	$453,735
2.95%, 4/1/30	1,444,000	1,275,485
3.90%, 5/15/35	429,000	371,561
6.13%, 7/8/39	164,000	169,430
5.38%, 7/15/40	642,000	610,574
4.13%, 5/15/45	657,000	516,934
3.85%, 4/1/60	70,000	48,084
4.10%, 3/25/61	1,775,000	1,278,000
Otis Worldwide Corp.
2.06%, 4/5/25	80,000	77,694
2.29%, 4/5/27	31,000	28,778
5.25%, 8/16/28	46,000	46,214
2.57%, 2/15/30	106,000	92,347
3.11%, 2/15/40	68,000	50,664
3.36%, 2/15/50	68,000	47,712
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(d)	27,000	25,952
4.25%, 1/15/29(d)	20,000	18,085
4.63%, 3/15/30(d)	20,000	17,823
7.38%, 2/15/31(d)	18,000	18,632
Ovintiv, Inc.
5.65%, 5/15/25	35,000	34,983
5.38%, 1/1/26	30,000	29,866
5.65%, 5/15/28	45,000	45,479
8.13%, 9/15/30	20,000	22,507
7.20%, 11/1/31	25,000	26,973
7.38%, 11/1/31	35,000	38,191
6.25%, 7/15/33	45,000	46,286
6.50%, 8/15/34	55,000	57,428
6.63%, 8/15/37	40,000	41,508
6.50%, 2/1/38	40,000	41,279
7.10%, 7/15/53	35,000	38,940
Owens Corning
3.40%, 8/15/26	25,000	23,934
3.95%, 8/15/29	32,000	30,092
3.50%, 2/15/30(d)	27,000	24,456
3.88%, 6/1/30	21,000	19,536
7.00%, 12/1/36	34,000	37,761
4.30%, 7/15/47	54,000	44,052
4.40%, 1/30/48	36,000	29,263
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(d)	25,000	24,883
7.25%, 5/15/31(d)	28,000	28,027
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/25(d)	58,000	49,201
PACCAR Financial Corp.
2.85%, 4/7/25	29,000	28,399
3.55%, 8/11/25	44,000	43,187
4.95%, 10/3/25	22,000	21,916
4.45%, 3/30/26	37,000	36,619
1.10%, 5/11/26	22,000	20,390
5.05%, 8/10/26	29,000	28,965
5.20%, 11/9/26	37,000	37,157
2.00%, 2/4/27	22,000	20,396
4.60%, 1/10/28	22,000	21,758
4.95%, 8/10/28	22,000	22,017
4.60%, 1/31/29	44,000	43,436
5.00%, 3/22/34	7,000	6,944
Pacific Gas & Electric Co.
2.10%, 8/1/27	619,000	558,047
2.50%, 2/1/31	352,000	290,154
4.50%, 7/1/40	37,000	30,725
3.30%, 8/1/40	619,000	442,814
4.95%, 7/1/50	610,000	509,210
3.50%, 8/1/50	619,000	408,682
Pacific Life Global Funding II
1.20%, 6/24/25(d)	25,000	23,893
1.38%, 4/14/26(d)	35,000	32,558
5.50%, 8/28/26(d)	25,000	25,134
1.45%, 1/20/28(d)	25,000	21,963
4.90%, 4/4/28(d)	15,000	14,808
5.50%, 7/18/28(d)	20,000	20,211
1.60%, 9/21/28(d)	10,000	8,634
4.90%, 1/11/29(d)	15,000	14,810
2.45%, 1/11/32(d)	15,000	12,005
Pacific Life Insurance Co.
9.25%, 6/15/39(d)	10,000	13,129
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 3.06% thereafter)(a)(d)	30,000	23,059
Pacific LifeCorp
6.60%, 9/15/33(d)	25,000	26,553
5.13%, 1/30/43(d)	15,000	13,837
3.35%, 9/15/50(d)	30,000	20,652
5.40%, 9/15/52(d)	30,000	28,514
PacifiCorp
4.15%, 2/15/50	1,155,000	878,470
2.90%, 6/15/52	49,000	28,534
Packaging Corp. of America 3.00%, 12/15/29	341,000	303,749
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(d)	131,000	121,749
Panther Escrow Issuer LLC 7.13%, 6/1/31(d)	124,000	125,179
Paramount Global
3.38%, 2/15/28	96,000	86,351
4.95%, 1/15/31	91,000	81,556
4.20%, 5/19/32	291,000	242,371
6.88%, 4/30/36	143,000	136,645
5.90%, 10/15/40	91,000	75,361
5.25%, 4/1/44	101,000	75,708
4.95%, 5/19/50	165,000	119,046
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.163% thereafter)(a)	115,000	100,488
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 6/1/25(d)	27,000	27,000
5.88%, 10/1/28(d)	30,000	29,421
4.88%, 5/15/29(d)	31,000	28,889
Parker-Hannifin Corp.
3.25%, 3/1/27	45,000	42,905
4.25%, 9/15/27	75,000	72,934
3.25%, 6/14/29	70,000	64,070
4.50%, 9/15/29	70,000	68,017
4.20%, 11/21/34	45,000	41,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
6.25%, 5/15/38, Series A	$30,000	$31,880
4.45%, 11/21/44	45,000	38,592
4.10%, 3/1/47(d)	55,000	43,966
4.00%, 6/14/49	70,000	54,983
Patterson-UTI Energy, Inc. 7.15%, 10/1/33	58,000	61,432
PayPal Holdings, Inc.
1.65%, 6/1/25	609,000	586,656
2.30%, 6/1/30	161,000	137,959
3.25%, 6/1/50	44,000	29,951
5.05%, 6/1/52	44,000	40,474
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(d)	309,000	281,196
PECO Energy Co.
5.95%, 10/1/36	180,000	189,688
4.15%, 10/1/44	309,000	256,136
PennyMac Financial Services, Inc. 4.25%, 2/15/29(d)	290,000	260,223
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 7/15/25(d)	21,000	20,617
1.20%, 11/15/25(d)	31,000	29,086
4.45%, 1/29/26(d)	17,000	16,671
5.75%, 5/24/26(d)	29,000	29,110
1.70%, 6/15/26(d)	31,000	28,677
3.40%, 11/15/26(d)	25,000	23,780
5.35%, 1/12/27(d)	21,000	20,961
4.20%, 4/1/27(d)	21,000	20,315
4.40%, 7/1/27(d)	31,000	30,150
5.88%, 11/15/27(d)	21,000	21,258
5.70%, 2/1/28(d)	31,000	31,207
5.55%, 5/1/28(d)	31,000	31,152
6.05%, 8/1/28(d)	45,000	45,949
5.35%, 3/30/29(d)	21,000	20,906
3.35%, 11/1/29(d)	12,000	10,798
6.20%, 6/15/30(d)	21,000	21,773
PepsiCo Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	40,000	39,655
4.55%, 2/16/29	33,000	32,483
4.70%, 2/16/34	9,000	8,720
PepsiCo, Inc.
2.75%, 4/30/25	75,000	73,337
3.50%, 7/17/25	50,000	49,062
5.25%, 11/10/25	60,000	60,202
4.55%, 2/13/26	35,000	34,760
2.85%, 2/24/26	55,000	53,040
2.38%, 10/6/26	75,000	70,728
5.13%, 11/10/26	50,000	50,224
2.63%, 3/19/27	35,000	32,904
3.00%, 10/15/27	110,000	103,622
3.60%, 2/18/28	55,000	52,801
4.45%, 5/15/28	50,000	49,534
7.00%, 3/1/29	35,000	38,228
2.63%, 7/29/29	20,000	18,033
2.75%, 3/19/30	30,000	26,694
1.63%, 5/1/30	21,000	17,486
1.40%, 2/25/31	15,000	12,007
1.95%, 10/21/31	25,000	20,452
3.90%, 7/18/32	25,000	23,215
4.45%, 2/15/33	20,000	19,802
5.50%, 1/15/40	25,000	25,552
3.50%, 3/19/40	15,000	12,120
4.88%, 11/1/40	15,000	14,459
2.63%, 10/21/41	35,000	24,533
4.00%, 3/5/42	20,000	17,094
3.60%, 8/13/42	15,000	11,893
4.25%, 10/22/44	15,000	12,872
4.45%, 4/14/46	47,000	41,524
3.45%, 10/6/46	43,000	32,391
4.00%, 5/2/47	27,000	21,981
3.38%, 7/29/49	24,000	17,421
2.88%, 10/15/49	49,000	32,551
3.63%, 3/19/50	44,000	33,484
2.75%, 10/21/51	49,000	31,074
4.20%, 7/18/52	24,000	20,043
4.65%, 2/15/53	24,000	21,660
3.88%, 3/19/60	25,000	19,485
Performance Food Group, Inc.
5.50%, 10/15/27(d)	43,000	41,966
4.25%, 8/1/29(d)	41,000	37,313
Permian Resources Operating LLC 5.88%, 7/1/29(d)	177,000	173,499
Perrigo Finance Unlimited Co. 4.38%, 3/15/26	200,000	193,338
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/30	740,000	723,964
5.34%, 5/19/63	48,000	45,129
Pfizer, Inc.
3.60%, 9/15/28	405,000	386,872
3.45%, 3/15/29	412,000	387,737
4.10%, 9/15/38	412,000	362,601
3.90%, 3/15/39	492,000	417,816
4.30%, 6/15/43	412,000	354,827
2.70%, 5/28/50	61,000	39,047
PG&E Corp. 5.25%, 7/1/30	86,000	82,015
PG&E Energy Recovery Funding LLC 1.46%, 7/15/33, Series A-1	1,437,898	1,269,506
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/33, Series A-1	311,262	299,462
4.26%, 6/1/38, Series A-2	1,250,000	1,160,787
Philip Morris International, Inc.
4.88%, 2/13/26	170,000	168,844
5.63%, 11/17/29	327,000	333,213
5.13%, 2/15/30	165,000	163,875
2.10%, 5/1/30	24,000	20,233
5.38%, 2/15/33	360,000	357,332
4.88%, 11/15/43	271,000	241,542
Phillips 66
3.90%, 3/15/28	619,000	591,325
5.88%, 5/1/42	605,000	613,875
4.90%, 10/1/46	21,000	18,536
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/52	105,000	92,212
Piedmont Operating Partnership LP 3.15%, 8/15/30	77,000	60,902
Pilgrim's Pride Corp.
4.25%, 4/15/31	72,000	64,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.50%, 3/1/32	$64,000	$53,879
6.25%, 7/1/33	72,000	73,044
6.88%, 5/15/34	46,000	48,654
Pioneer Natural Resources Co. 1.90%, 8/15/30	203,000	169,732
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	62,000	61,250
4.50%, 12/15/26	46,000	44,976
3.55%, 12/15/29	71,000	64,579
3.80%, 9/15/30	54,000	49,191
6.65%, 1/15/37	54,000	56,996
5.15%, 6/1/42	45,000	39,813
4.30%, 1/31/43	32,000	25,485
4.70%, 6/15/44	62,000	51,474
4.90%, 2/15/45	59,000	50,252
PNC Bank NA 3.10%, 10/25/27	309,000	288,133
PNC Financial Services Group, Inc.
2.60%, 7/23/26	183,000	173,274
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	203,000	200,534
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	412,000	339,797
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	217,000	222,900
Polar Tankers, Inc. 5.95%, 5/10/37(d)	22,794	23,248
Post Holdings, Inc.
5.50%, 12/15/29(d)	100,000	95,466
4.63%, 4/15/30(d)	193,000	175,462
PPG Industries, Inc.
1.20%, 3/15/26	43,000	39,939
3.75%, 3/15/28	49,000	46,805
2.80%, 8/15/29	22,000	19,617
2.55%, 6/15/30	22,000	18,987
Precision Castparts Corp. 3.25%, 6/15/25	175,000	171,510
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(d)	31,000	22,654
5.88%, 9/1/31(d)	30,000	20,932
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	14,636
3.15%, 7/15/46	10,000	7,371
2.52%, 10/15/50	10,000	6,284
3.75%, 11/15/52	10,000	7,983
3.30%, 7/15/56	10,000	7,129
Prestige Brands, Inc.
5.13%, 1/15/28(d)	16,000	15,484
3.75%, 4/1/31(d)	25,000	21,473
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(d)	55,000	54,652
3.38%, 8/31/27(d)	41,000	37,697
6.25%, 1/15/28(d)	53,000	52,079
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	22,811
3.70%, 5/15/29	10,000	9,269
2.13%, 6/15/30	126,000	104,730
6.05%, 10/15/36	100,000	104,267
Principal Life Global Funding II
1.25%, 8/16/26(d)	25,000	22,789
1.50%, 11/17/26(d)	25,000	22,862
5.00%, 1/16/27(d)	20,000	19,897
5.50%, 6/28/28(d)	12,000	11,989
5.10%, 1/25/29(d)	20,000	19,812
2.50%, 9/16/29(d)	20,000	17,448
Private Export Funding Corp. 3.90%, 10/15/27	59,000	57,278
Procter & Gamble Co.
1.00%, 4/23/26	21,000	19,546
2.80%, 3/25/27	77,000	73,053
1.95%, 4/23/31	259,000	217,648
Progress Energy, Inc. 6.00%, 12/1/39	642,000	649,068
Progressive Corp. 4.00%, 3/1/29	612,000	584,038
Prologis LP
3.25%, 10/1/26	309,000	295,469
2.25%, 4/15/30	100,000	85,363
1.75%, 7/1/30	292,000	239,677
4.38%, 9/15/48	66,000	55,158
Protective Life Corp.
4.30%, 9/30/28(d)	17,000	16,374
3.40%, 1/15/30(d)	17,000	15,013
Protective Life Global Funding 1.90%, 7/6/28(d)	219,000	193,863
Providence St. Joseph Health Obligated Group
2.75%, 10/1/26, Series H	22,000	20,662
2.53%, 10/1/29, Series 19A	13,000	11,360
5.40%, 10/1/33	12,000	12,011
3.74%, 10/1/47, Series I	18,000	13,766
3.93%, 10/1/48, Series A	15,000	11,492
2.70%, 10/1/51, Series 21A	34,000	19,947
Prudential Financial, Inc.
1.50%, 3/10/26	37,000	34,652
3.88%, 3/27/28	29,000	27,783
2.10%, 3/10/30	10,000	8,513
5.75%, 7/15/33, Series B	10,000	10,421
5.70%, 12/14/36, Series D	33,000	33,855
6.63%, 12/1/37, Series D	15,000	16,739
3.00%, 3/10/40	20,000	14,798
6.63%, 6/21/40	15,000	16,579
4.60%, 5/15/44	35,000	30,582
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.295% thereafter)(a)	62,000	61,174
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.644% thereafter)(a)	45,000	42,383
3.91%, 12/7/47	40,000	30,831
4.42%, 3/27/48	20,000	16,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.929% thereafter)(a)	$60,000	$58,870
3.94%, 12/7/49	45,000	34,297
4.35%, 2/25/50	45,000	36,859
3.70%, 10/1/50, (3.70% fixed rate until 7/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	55,000	47,305
3.70%, 3/13/51	65,000	47,454
5.13%, 3/1/52, (5.125% fixed rate until 11/28/31; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	65,046
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	83,125
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	36,000	36,832
6.50%, 3/15/54, (6.50% fixed rate until 12/15/33; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	70,295
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	389,810
4.10%, 6/15/48	755,000	576,382
Public Service Co. of New Hampshire 2.20%, 6/15/31, Series V	1,140,000	940,397
Public Service Co. of Oklahoma 3.15%, 8/15/51, Series K	37,000	23,765
Public Service Electric & Gas Co.
3.00%, 5/15/25	25,000	24,465
0.95%, 3/15/26	35,000	32,507
2.25%, 9/15/26	30,000	28,122
3.00%, 5/15/27	30,000	28,367
3.70%, 5/1/28	25,000	23,826
3.65%, 9/1/28	25,000	23,724
3.20%, 5/15/29	10,000	9,189
2.45%, 1/15/30	5,000	4,333
1.90%, 8/15/31	10,000	8,044
3.10%, 3/15/32	10,000	8,665
4.90%, 12/15/32	10,000	9,770
4.65%, 3/15/33	10,000	9,593
5.20%, 8/1/33	10,000	9,955
5.20%, 3/1/34	10,000	9,953
5.80%, 5/1/37, Series E	15,000	15,498
5.50%, 3/1/40	15,000	14,989
3.95%, 5/1/42	20,000	16,377
3.65%, 9/1/42	15,000	11,729
3.80%, 1/1/43	18,000	14,448
3.80%, 3/1/46	25,000	19,548
3.60%, 12/1/47	15,000	11,223
4.05%, 5/1/48	15,000	12,144
3.85%, 5/1/49	15,000	11,626
3.20%, 8/1/49	20,000	13,787
3.15%, 1/1/50	15,000	10,214
2.70%, 5/1/50	15,000	9,377
2.05%, 8/1/50	15,000	8,101
3.00%, 3/1/51	20,000	13,058
5.13%, 3/15/53	20,000	18,878
5.45%, 8/1/53	20,000	19,637
5.45%, 3/1/54	25,000	24,593
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	35,000	33,052
5.85%, 11/15/27	45,000	45,787
5.88%, 10/15/28	35,000	35,667
5.20%, 4/1/29	55,000	54,657
1.60%, 8/15/30	40,000	32,142
2.45%, 11/15/31	55,000	45,087
6.13%, 10/15/33	30,000	31,126
5.45%, 4/1/34	45,000	44,477
Public Storage Operating Co.
1.50%, 11/9/26	309,000	283,248
2.25%, 11/9/31	235,200	192,596
Puget Energy, Inc.
3.65%, 5/15/25	25,000	24,508
2.38%, 6/15/28	30,000	26,597
4.10%, 6/15/30	40,000	36,505
4.22%, 3/15/32	30,000	26,667
Puget Sound Energy, Inc.
6.27%, 3/15/37	15,000	15,853
5.76%, 10/1/39	15,000	14,970
5.80%, 3/15/40	15,000	15,072
5.64%, 4/15/41	15,000	14,859
4.30%, 5/20/45	20,000	16,478
4.22%, 6/15/48	25,000	19,881
3.25%, 9/15/49	20,000	13,306
2.89%, 9/15/51	20,000	12,384
5.45%, 6/1/53	20,000	19,281
PulteGroup, Inc. 7.88%, 6/15/32	122,000	139,572
Qorvo, Inc. 4.38%, 10/15/29	79,000	73,973
QUALCOMM, Inc.
3.45%, 5/20/25	100,000	98,274
3.25%, 5/20/27	145,000	138,852
1.30%, 5/20/28	70,000	61,086
2.15%, 5/20/30	25,000	21,457
1.65%, 5/20/32	25,000	19,514
4.25%, 5/20/32	10,000	9,505
5.40%, 5/20/33	15,000	15,473
4.65%, 5/20/35	44,000	42,667
4.80%, 5/20/45	65,000	60,221
4.30%, 5/20/47	65,000	55,658
3.25%, 5/20/50	35,000	24,880
4.50%, 5/20/52	45,000	38,811
6.00%, 5/20/53	55,000	59,243
Quanta Services, Inc.
2.90%, 10/1/30	71,000	61,982
2.35%, 1/15/32	36,000	29,134
3.05%, 10/1/41	45,000	31,649
Quest Diagnostics, Inc. 2.80%, 6/30/31	200,000	170,636
QVC, Inc.
4.75%, 2/15/27	25,000	21,411
4.38%, 9/1/28	20,000	14,902
5.45%, 8/15/34	17,000	10,621
5.95%, 3/15/43	12,000	6,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Raymond James Financial, Inc. 4.95%, 7/15/46	$78,000	$70,381
Realty Income Corp.
5.05%, 1/13/26	172,000	170,927
2.10%, 3/15/28	110,000	98,100
3.40%, 1/15/30	100,000	90,588
3.25%, 1/15/31	295,000	260,618
Regal Rexnord Corp.
6.05%, 2/15/26	68,000	68,198
6.05%, 4/15/28	77,000	78,146
6.30%, 2/15/30	79,000	81,022
6.40%, 4/15/33	89,000	91,647
Regency Centers LP 3.70%, 6/15/30	289,000	264,166
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	72,574
2.80%, 9/15/50	68,000	41,653
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/26(d)	41,000	41,085
Regions Financial Corp.
1.80%, 8/12/28	126,000	108,618
7.38%, 12/10/37	42,000	46,291
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,216
3.90%, 5/15/29	43,000	40,201
3.15%, 6/15/30	43,000	37,963
6.00%, 9/15/33	29,000	29,465
Republic Services, Inc.
0.88%, 11/15/25	20,000	18,758
2.90%, 7/1/26	30,000	28,747
3.38%, 11/15/27	40,000	37,894
3.95%, 5/15/28	49,000	47,011
4.88%, 4/1/29	55,000	54,385
2.30%, 3/1/30	45,000	38,719
1.45%, 2/15/31	45,000	35,597
1.75%, 2/15/32	55,000	43,048
2.38%, 3/15/33	50,000	39,782
5.00%, 12/15/33	45,000	43,902
5.00%, 4/1/34	70,000	68,332
6.20%, 3/1/40	35,000	37,406
5.70%, 5/15/41	35,000	35,258
3.05%, 3/1/50	35,000	23,430
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29(c)	200,000	179,290
Revvity, Inc.
1.90%, 9/15/28	31,000	26,915
3.30%, 9/15/29	61,000	55,344
2.55%, 3/15/31	29,000	24,185
2.25%, 9/15/31	36,000	29,257
3.63%, 3/15/51	36,000	24,859
Reworld Holding Corp. 5.00%, 9/1/30	15,000	13,520
RGA Global Funding
2.00%, 11/30/26(d)	21,000	19,270
6.00%, 11/21/28(d)	17,000	17,459
2.70%, 1/18/29(d)	17,000	15,211
5.50%, 1/11/31(d)	29,000	28,887
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	27,826
7.25%, 7/15/28(d)	17,000	17,401
4.50%, 2/15/29(d)	25,000	23,311
6.50%, 4/1/32(d)	41,000	40,778
Rite Aid Corp. 8.00%, 11/15/26(d)(f)	100,000	50,032
ROBLOX Corp. 3.88%, 5/1/30(d)	41,000	35,734
Roche Holdings, Inc.
4.79%, 3/8/29(d)	520,000	516,615
7.00%, 3/1/39(d)	275,000	321,637
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/33(d)	114,000	94,848
Rocket Software, Inc.
9.00%, 11/28/28(d)	33,000	33,547
6.50%, 2/15/29(d)	24,000	20,236
Rockies Express Pipeline LLC
3.60%, 5/15/25(d)	17,000	16,546
4.95%, 7/15/29(d)	23,000	21,453
4.80%, 5/15/30(d)	14,000	12,804
7.50%, 7/15/38(d)	10,000	10,204
6.88%, 4/15/40(d)	21,000	19,969
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	27,298
1.75%, 8/15/31	9,000	7,192
4.20%, 3/1/49	28,000	23,272
2.80%, 8/15/61	22,000	12,540
Roper Technologies, Inc.
1.00%, 9/15/25	43,000	40,618
3.85%, 12/15/25	18,000	17,592
3.80%, 12/15/26	43,000	41,494
1.40%, 9/15/27	43,000	38,073
4.20%, 9/15/28	49,000	47,180
2.95%, 9/15/29	50,000	44,658
2.00%, 6/30/30	43,000	35,749
1.75%, 2/15/31	71,000	56,860
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,052
5.50%, 4/1/28(d)	196,000	191,892
Royalty Pharma PLC
1.20%, 9/2/25	60,000	56,809
1.75%, 9/2/27	60,000	53,548
2.20%, 9/2/30	70,000	57,896
2.15%, 9/2/31	45,000	35,925
3.30%, 9/2/40	90,000	65,278
3.55%, 9/2/50	90,000	60,477
3.35%, 9/2/51	65,000	41,534
RPM International, Inc. 4.55%, 3/1/29	176,000	169,569
RTX Corp.
3.95%, 8/16/25	293,000	287,884
5.00%, 2/27/26	100,000	99,585
6.13%, 7/15/38	645,000	673,986
4.45%, 11/16/38	1,127,000	994,194
4.50%, 6/1/42	169,000	146,910
4.63%, 11/16/48	412,000	354,786
Ryder System, Inc.
4.63%, 6/1/25	24,000	23,756
3.35%, 9/1/25	24,000	23,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
1.75%, 9/1/26	$18,000	$16,589
2.90%, 12/1/26	24,000	22,612
2.85%, 3/1/27	27,000	25,349
5.30%, 3/15/27	21,000	21,046
4.30%, 6/15/27	18,000	17,486
5.65%, 3/1/28	30,000	30,366
5.25%, 6/1/28	40,000	40,084
6.30%, 12/1/28	24,000	24,936
5.38%, 3/15/29	34,000	34,111
5.50%, 6/1/29	22,000	22,112
6.60%, 12/1/33	43,000	45,838
S&P Global, Inc.
2.95%, 1/22/27	35,000	33,160
2.45%, 3/1/27	90,000	83,885
4.75%, 8/1/28	50,000	49,551
2.70%, 3/1/29	90,000	81,123
4.25%, 5/1/29	20,000	19,333
2.50%, 12/1/29	10,000	8,784
1.25%, 8/15/30	10,000	8,028
2.90%, 3/1/32	30,000	25,805
5.25%, 9/15/33(d)	15,000	15,117
3.25%, 12/1/49	25,000	17,579
3.70%, 3/1/52	45,000	34,017
2.30%, 8/15/60	30,000	15,468
3.90%, 3/1/62	20,000	14,918
Sabal Trail Transmission LLC
4.25%, 5/1/28(d)	20,000	19,210
4.68%, 5/1/38(d)	25,000	22,672
4.83%, 5/1/48(d)	16,000	13,601
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	92,000	92,362
5.00%, 3/15/27	92,000	91,238
4.20%, 3/15/28	83,000	80,019
4.50%, 5/15/30	143,000	136,629
5.90%, 9/15/37	39,000	40,040
Sabra Health Care LP
5.13%, 8/15/26	30,000	29,456
3.90%, 10/15/29	25,000	22,365
3.20%, 12/1/31	57,000	46,982
Safehold GL Holdings LLC
2.80%, 6/15/31	29,000	24,148
2.85%, 1/15/32	25,000	20,484
6.10%, 4/1/34	22,000	21,819
Salesforce, Inc.
3.70%, 4/11/28	110,000	105,625
1.50%, 7/15/28	75,000	65,632
1.95%, 7/15/31	30,000	24,562
2.70%, 7/15/41	55,000	38,413
2.90%, 7/15/51	90,000	57,761
3.05%, 7/15/61	55,000	33,987
Sammons Financial Group, Inc.
4.45%, 5/12/27(d)	20,000	19,169
3.35%, 4/16/31(d)	35,000	29,064
4.75%, 4/8/32(d)	20,000	17,769
6.88%, 4/15/34(d)	31,000	31,547
Santander Holdings USA, Inc.
3.45%, 6/2/25	405,000	395,482
4.50%, 7/17/25	175,000	172,322
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	343,000	314,819
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	13,000	13,260
SBA Communications Corp.
3.88%, 2/15/27	62,000	58,726
3.13%, 2/1/29	62,000	54,753
SC Johnson & Son, Inc. 4.80%, 9/1/40(d)	250,000	223,760
Schlumberger Holdings Corp. 4.00%, 12/21/25(d)	173,000	169,306
Schlumberger Investment SA 2.65%, 6/26/30	134,000	117,377
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(d)	247,000	234,443
SCIH Salt Holdings, Inc. 6.63%, 5/1/29(d)	257,000	242,593
Scotts Miracle-Gro Co. 4.50%, 10/15/29	143,000	129,050
Scripps Escrow, Inc. 5.88%, 7/15/27(d)	69,000	44,711
Seagate HDD Cayman
4.88%, 6/1/27	21,000	20,390
4.09%, 6/1/29	20,000	18,328
8.25%, 12/15/29(d)	21,000	22,526
4.13%, 1/15/31	11,000	9,661
8.50%, 7/15/31(d)	21,000	22,457
9.63%, 12/1/32	31,000	35,141
5.75%, 12/1/34	20,000	18,972
Sealed Air Corp. 4.00%, 12/1/27(d)	100,000	93,868
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(d)	31,000	29,026
Selective Insurance Group, Inc. 5.38%, 3/1/49	28,000	25,848
Sempra
3.25%, 6/15/27	439,000	413,275
4.00%, 2/1/48	435,000	331,574
Sensata Technologies BV 5.00%, 10/1/25(d)	29,000	29,260
Sensata Technologies, Inc.
4.38%, 2/15/30(d)	69,000	63,126
3.75%, 2/15/31(d)	31,000	26,773
Service Corp. International 3.38%, 8/15/30	200,000	171,838
Service Properties Trust
7.50%, 9/15/25	33,000	33,606
5.25%, 2/15/26	14,000	13,480
4.75%, 10/1/26	19,000	17,781
4.95%, 2/15/27	17,000	15,531
5.50%, 12/15/27	19,000	17,476
3.95%, 1/15/28	17,000	14,134
4.95%, 10/1/29	18,000	14,001
4.38%, 2/15/30	17,000	12,376
8.63%, 11/15/31(d)	41,000	43,001
Sherwin-Williams Co.
3.45%, 8/1/25	25,000	24,399
4.25%, 8/8/25	25,000	24,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.95%, 1/15/26	$20,000	$19,567
3.45%, 6/1/27	92,000	87,632
2.95%, 8/15/29	55,000	49,299
2.30%, 5/15/30	35,000	29,833
2.20%, 3/15/32	35,000	28,273
4.00%, 12/15/42	25,000	20,091
4.55%, 8/1/45	35,000	29,706
4.50%, 6/1/47	115,000	97,635
3.80%, 8/15/49	50,000	37,678
3.30%, 5/15/50	45,000	30,943
2.90%, 3/15/52	45,000	28,191
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	315,000	300,863
Sierra Pacific Power Co. 2.60%, 5/1/26	97,000	92,228
Simon Property Group LP
3.50%, 9/1/25	81,000	79,115
3.30%, 1/15/26	60,000	58,070
3.25%, 11/30/26	55,000	52,502
1.38%, 1/15/27	40,000	36,290
3.38%, 6/15/27	55,000	52,345
3.38%, 12/1/27	55,000	51,980
1.75%, 2/1/28	60,000	53,236
2.45%, 9/13/29	25,000	21,804
2.65%, 7/15/30	15,000	12,993
2.20%, 2/1/31	15,000	12,346
2.25%, 1/15/32	15,000	12,109
2.65%, 2/1/32	15,000	12,474
5.50%, 3/8/33	15,000	15,042
6.25%, 1/15/34	10,000	10,530
6.75%, 2/1/40	26,000	28,378
4.75%, 3/15/42	25,000	22,097
4.25%, 10/1/44	20,000	16,263
4.25%, 11/30/46	25,000	20,342
3.25%, 9/13/49	55,000	37,017
3.80%, 7/15/50	33,000	24,398
5.85%, 3/8/53	30,000	29,850
6.65%, 1/15/54	20,000	22,089
Sinclair Television Group, Inc.
5.13%, 2/15/27(d)	11,000	9,892
5.50%, 3/1/30(d)	20,000	13,219
4.13%, 12/1/30(d)	30,000	20,374
Sirius XM Radio, Inc.
3.13%, 9/1/26(d)	40,000	37,507
5.00%, 8/1/27(d)	62,000	58,976
4.00%, 7/15/28(d)	85,000	76,136
5.50%, 7/1/29(d)	50,000	46,563
4.13%, 7/1/30(d)	62,000	52,041
3.88%, 9/1/31(d)	62,000	49,580
Six Flags Entertainment Corp.
5.50%, 4/15/27(d)	20,000	19,636
7.25%, 5/15/31(d)	33,000	33,094
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/32(d)	35,000	35,047
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(d)	45,000	43,558
8.88%, 11/15/31(d)	45,000	47,440
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,118
4.10%, 3/1/48	20,000	16,372
3.10%, 5/1/50	24,000	16,448
Solventum Corp.
5.45%, 2/25/27(d)	60,000	59,889
5.40%, 3/1/29(d)	90,000	89,460
5.45%, 3/13/31(d)	70,000	69,058
5.60%, 3/23/34(d)	120,000	117,943
5.90%, 4/30/54(d)	115,000	110,492
6.00%, 5/15/64(d)	45,000	43,020
Sonic Automotive, Inc. 4.88%, 11/15/31(d)	125,000	109,906
Sonoco Products Co.
1.80%, 2/1/25	683,000	665,303
2.25%, 2/1/27	18,000	16,650
3.13%, 5/1/30	43,000	38,051
2.85%, 2/1/32	36,000	30,097
5.75%, 11/1/40	50,000	49,473
Southern California Edison Co.
4.70%, 6/1/27, Series D	314,000	309,453
5.30%, 3/1/28	558,000	559,579
4.00%, 4/1/47	665,000	511,578
3.65%, 2/1/50	25,000	17,849
Southern California Gas Co. 6.35%, 11/15/52	156,000	168,377
Southern Co. 5.50%, 3/15/29	1,130,000	1,142,746
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	114,683
4.40%, 5/30/47	412,000	335,183
Southwest Airlines Co.
5.25%, 5/4/25	169,000	168,422
3.00%, 11/15/26	18,000	16,973
5.13%, 6/15/27	110,000	109,307
3.45%, 11/16/27	18,000	16,930
2.63%, 2/10/30	36,000	30,902
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,226
4.05%, 3/15/32	229,000	206,959
Southwestern Electric Power Co. 3.25%, 11/1/51	59,000	37,688
Southwestern Energy Co.
8.38%, 9/15/28	13,000	13,437
5.38%, 2/1/29	29,000	28,002
5.38%, 3/15/30	50,000	48,235
4.75%, 2/1/32	48,000	43,601
Southwestern Public Service Co. 3.70%, 8/15/47	22,000	15,562
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	33,422
5.95%, 9/25/43	37,000	36,720
4.50%, 3/15/45	65,000	53,401
Spectrum Brands, Inc. 3.88%, 3/15/31(d)	30,000	27,714
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,472
4.60%, 6/15/28	29,000	26,451
9.38%, 11/30/29(d)	37,000	39,741
9.75%, 11/15/30(d)	49,000	53,587
Sprint Capital Corp.
6.88%, 11/15/28	153,000	161,790
8.75%, 3/15/32	143,000	171,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Sprint LLC 7.63%, 3/1/26	$92,000	$94,574
SRS Distribution, Inc.
4.63%, 7/1/28(d)	27,000	26,886
6.13%, 7/1/29(d)	18,000	18,300
6.00%, 12/1/29(d)	35,000	35,547
SS&C Technologies, Inc. 5.50%, 9/30/27(d)	178,000	174,757
Stagwell Global LLC 5.63%, 8/15/29(d)	45,000	41,336
Standard Industries, Inc. 4.38%, 7/15/30(d)	195,000	174,223
Stanley Black & Decker, Inc.
3.40%, 3/1/26	31,000	29,951
6.27%, 3/6/26	20,000	19,972
6.00%, 3/6/28	25,000	25,737
4.25%, 11/15/28	30,000	28,868
2.30%, 3/15/30	55,000	46,469
3.00%, 5/15/32	35,000	29,562
5.20%, 9/1/40	35,000	32,913
4.85%, 11/15/48	45,000	38,468
2.75%, 11/15/50	68,000	38,897
Staples, Inc. 10.75%, 4/15/27(d)	100,000	87,656
Starbucks Corp.
3.80%, 8/15/25	75,000	73,601
4.75%, 2/15/26	60,000	59,501
2.45%, 6/15/26	30,000	28,416
4.85%, 2/8/27	60,000	59,626
2.00%, 3/12/27	30,000	27,591
3.50%, 3/1/28	35,000	33,134
4.00%, 11/15/28	45,000	43,169
3.55%, 8/15/29	70,000	65,345
2.25%, 3/12/30	55,000	47,125
2.55%, 11/15/30	89,000	76,264
4.90%, 2/15/31	35,000	34,491
3.00%, 2/14/32	70,000	60,303
4.80%, 2/15/33	35,000	34,003
5.00%, 2/15/34	35,000	34,031
4.30%, 6/15/45	30,000	24,873
3.75%, 12/1/47	45,000	33,674
4.50%, 11/15/48	91,000	75,899
4.45%, 8/15/49	90,000	74,245
3.35%, 3/12/50	45,000	30,693
3.50%, 11/15/50	115,000	81,035
Starwood Property Trust, Inc.
3.63%, 7/15/26(d)	16,000	14,885
4.38%, 1/15/27(d)	20,000	18,758
7.25%, 4/1/29(d)	25,000	24,898
State Street Corp.
3.55%, 8/18/25	180,000	176,692
2.65%, 5/19/26	91,000	86,762
4.99%, 3/18/27	73,000	72,895
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	37,000	34,053
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	48,000	44,487
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	37,000	37,762
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.48% thereafter)(a)	73,000	74,557
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	35,545
2.40%, 1/24/30	15,000	13,150
2.20%, 3/3/31	93,000	77,197
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	10,000	8,989
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	11,000	9,166
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	9,457
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	13,825
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	14,433
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	20,673
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	8,765
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,341
Station Casinos LLC
4.50%, 2/15/28(d)	28,000	26,099
4.63%, 12/1/31(d)	20,000	17,543
6.63%, 3/15/32(d)	20,000	19,670
Steel Dynamics, Inc. 3.45%, 4/15/30	184,000	167,190
Stellantis Finance U.S., Inc. 5.63%, 1/12/28(d)	200,000	202,282
Stericycle, Inc. 3.88%, 1/15/29(d)	120,000	109,123
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	175,000	147,926
Store Capital LLC
4.50%, 3/15/28	22,000	20,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.63%, 3/15/29	$86,000	$81,123
Stryker Corp.
1.15%, 6/15/25	40,000	38,285
3.38%, 11/1/25	45,000	43,746
3.50%, 3/15/26	60,000	58,212
3.65%, 3/7/28	35,000	33,288
4.85%, 12/8/28	35,000	34,615
1.95%, 6/15/30	70,000	58,682
4.10%, 4/1/43	35,000	28,944
4.38%, 5/15/44	35,000	30,204
4.63%, 3/15/46	90,000	79,344
2.90%, 6/15/50	60,000	39,110
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 3/15/27(d)	12,000	12,014
5.25%, 1/15/29(d)	29,000	27,997
7.25%, 1/15/31(d)	33,000	34,082
Sun Communities Operating LP 2.70%, 7/15/31	182,000	149,600
Sunoco LP
7.00%, 5/1/29(d)	31,000	31,683
7.25%, 5/1/32(d)	31,000	31,768
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	24,834
5.88%, 3/15/28	16,000	15,797
7.00%, 9/15/28(d)	21,000	21,391
4.50%, 5/15/29	33,000	30,352
4.50%, 4/30/30	33,000	29,855
Sutter Health
1.32%, 8/15/25, Series 20A	22,000	20,950
3.70%, 8/15/28, Series 2018	25,000	23,655
2.29%, 8/15/30, Series 20A	14,000	11,956
5.16%, 8/15/33	8,000	7,985
3.16%, 8/15/40, Series 20A	18,000	13,709
4.09%, 8/15/48, Series 2018	15,000	12,320
3.36%, 8/15/50, Series 20A	26,000	18,529
5.55%, 8/15/53	16,000	16,302
Synchrony Financial
4.50%, 7/23/25	61,000	59,886
3.70%, 8/4/26	30,000	28,508
3.95%, 12/1/27	61,000	57,141
5.15%, 3/19/29	213,000	204,342
Sysco Corp.
3.75%, 10/1/25	45,000	43,969
3.30%, 7/15/26	60,000	57,614
3.25%, 7/15/27	45,000	42,527
5.75%, 1/17/29	30,000	30,611
2.40%, 2/15/30	35,000	30,099
5.95%, 4/1/30	70,000	72,666
2.45%, 12/14/31	30,000	24,686
6.00%, 1/17/34	35,000	36,635
5.38%, 9/21/35	35,000	34,952
6.60%, 4/1/40	32,000	34,836
4.85%, 10/1/45	45,000	39,756
4.50%, 4/1/46	45,000	37,918
4.45%, 3/15/48	45,000	37,293
3.30%, 2/15/50	45,000	30,805
6.60%, 4/1/50	110,000	122,671
3.15%, 12/14/51	70,000	45,948
T-Mobile USA, Inc.
3.50%, 4/15/25	178,000	174,693
2.63%, 4/15/26	683,000	648,816
3.88%, 4/15/30	634,000	589,563
5.20%, 1/15/33	580,000	571,306
4.38%, 4/15/40	1,995,000	1,737,066
3.00%, 2/15/41	152,000	109,215
4.50%, 4/15/50	410,000	342,116
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	34,000	33,785
3.70%, 4/14/27	37,000	35,476
4.95%, 3/28/28	49,000	48,464
4.00%, 4/14/32	36,000	32,802
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(d)	36,000	33,964
6.00%, 9/1/31(d)	63,000	59,215
Talos Production, Inc. 9.38%, 2/1/31(d)	26,000	27,536
Tampa Electric Co.
4.90%, 3/1/29	37,000	36,622
2.40%, 3/15/31	8,000	6,705
4.10%, 6/15/42	13,000	10,689
4.35%, 5/15/44	13,000	10,786
4.30%, 6/15/48	15,000	12,082
4.45%, 6/15/49	16,000	13,304
3.63%, 6/15/50	13,000	9,417
3.45%, 3/15/51	18,000	12,321
5.00%, 7/15/52	13,000	11,601
Tapestry, Inc.
4.25%, 4/1/25	19,000	18,747
7.05%, 11/27/25	31,000	31,517
7.00%, 11/27/26	46,000	47,232
4.13%, 7/15/27	24,000	22,857
7.35%, 11/27/28	62,000	64,261
7.70%, 11/27/30	71,000	74,246
3.05%, 3/15/32	36,000	28,947
7.85%, 11/27/33	89,000	93,885
Targa Resources Corp.
5.20%, 7/1/27	45,000	44,853
6.15%, 3/1/29	60,000	61,897
4.20%, 2/1/33	55,000	49,400
6.13%, 3/15/33	65,000	66,753
6.50%, 3/30/34	70,000	73,909
4.95%, 4/15/52	68,000	57,973
6.25%, 7/1/52	47,000	47,436
6.50%, 2/15/53	77,000	80,758
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27	45,000	45,307
5.00%, 1/15/28	45,000	43,945
6.88%, 1/15/29	40,000	41,203
5.50%, 3/1/30	70,000	69,274
4.88%, 2/1/31	70,000	66,571
4.00%, 1/15/32	70,000	62,567
Target Corp. 4.50%, 9/15/32	550,000	528,225
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(d)	20,000	19,929
5.75%, 1/15/28(d)	18,000	17,765
5.13%, 8/1/30(d)	20,000	18,998
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	39,529
2.38%, 8/9/28	37,000	32,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
2.65%, 8/9/31	$36,000	$29,433
6.10%, 4/12/34	43,000	43,378
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(d)	46,000	51,113
4.90%, 9/15/44(d)	70,000	62,028
4.27%, 5/15/47(d)	85,000	68,352
3.30%, 5/15/50(d)	50,000	33,661
TEGNA, Inc.
4.75%, 3/15/26(d)	23,000	22,327
4.63%, 3/15/28	41,000	37,282
5.00%, 9/15/29	45,000	39,590
Teledyne FLIR LLC 2.50%, 8/1/30	35,000	29,555
Teledyne Technologies, Inc.
1.60%, 4/1/26	28,000	26,114
2.25%, 4/1/28	43,000	38,382
2.75%, 4/1/31	74,000	62,664
Tempur Sealy International, Inc. 3.88%, 10/15/31(d)	56,000	47,088
Tenet Healthcare Corp.
6.13%, 10/1/28	478,000	474,262
4.38%, 1/15/30	187,000	172,263
Tenneco, Inc. 8.00%, 11/17/28(d)	78,000	71,380
TerraForm Power Operating LLC
5.00%, 1/31/28(d)	29,000	27,707
4.75%, 1/15/30(d)	29,000	26,390
Texas Eastern Transmission LP
3.50%, 1/15/28(d)	16,000	15,026
7.00%, 7/15/32	32,000	34,929
4.15%, 1/15/48(d)	16,000	12,388
Texas Instruments, Inc.
1.13%, 9/15/26	35,000	32,115
4.60%, 2/8/27	50,000	49,687
2.90%, 11/3/27	35,000	32,864
4.60%, 2/15/28	50,000	49,562
4.60%, 2/8/29	50,000	49,502
2.25%, 9/4/29	15,000	13,197
1.75%, 5/4/30	15,000	12,575
1.90%, 9/15/31	10,000	8,232
3.65%, 8/16/32	10,000	9,104
4.90%, 3/14/33	20,000	19,861
4.85%, 2/8/34	10,000	9,851
3.88%, 3/15/39	35,000	30,548
4.15%, 5/15/48	65,000	53,893
2.70%, 9/15/51	20,000	12,477
4.10%, 8/16/52	15,000	12,279
5.00%, 3/14/53	30,000	28,046
5.15%, 2/8/54	35,000	33,433
5.05%, 5/18/63	70,000	65,348
Textron, Inc.
4.00%, 3/15/26	22,000	21,447
3.65%, 3/15/27	22,000	21,021
3.38%, 3/1/28	18,000	16,787
3.90%, 9/17/29	21,000	19,601
3.00%, 6/1/30	46,000	40,273
2.45%, 3/15/31	36,000	30,049
6.10%, 11/15/33	25,000	25,815
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	45,000	44,858
5.00%, 12/5/26	75,000	74,905
4.80%, 11/21/27	45,000	44,764
1.75%, 10/15/28	50,000	43,889
5.00%, 1/31/29	75,000	75,027
2.60%, 10/1/29	20,000	17,782
4.98%, 8/10/30	15,000	14,927
2.00%, 10/15/31	25,000	20,316
4.95%, 11/21/32	10,000	9,884
5.09%, 8/10/33	20,000	19,856
5.20%, 1/31/34	10,000	10,027
2.80%, 10/15/41	55,000	39,158
5.40%, 8/10/43	25,000	25,020
5.30%, 2/1/44	20,000	19,602
4.10%, 8/15/47	35,000	28,826
Time Warner Cable Enterprises LLC 8.38%, 7/15/33	249,000	275,454
Time Warner Cable LLC 4.50%, 9/15/42	612,000	449,447
TJX Cos., Inc. 1.60%, 5/15/31	116,000	93,003
Toledo Edison Co. 6.15%, 5/15/37	15,000	15,686
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	12,362
5.75%, 11/15/38	22,000	21,801
4.98%, 11/15/45	11,000	7,932
6.02%, 11/15/48	17,000	14,137
TopBuild Corp.
3.63%, 3/15/29(d)	16,000	14,426
4.13%, 2/15/32(d)	20,000	17,468
Tosco Corp. 8.13%, 2/15/30	8,000	9,202
Toyota Motor Credit Corp.
1.80%, 2/13/25	412,000	401,725
3.00%, 4/1/25	178,000	174,557
5.45%, 11/10/27	400,000	405,492
3.05%, 1/11/28	412,000	385,920
1.90%, 4/6/28	650,000	581,308
Tractor Supply Co.
1.75%, 11/1/30	47,000	37,897
5.25%, 5/15/33	54,000	53,518
Trane Technologies Financing Ltd.
3.50%, 3/21/26	25,000	24,211
3.80%, 3/21/29	45,000	42,633
5.25%, 3/3/33	50,000	50,141
4.65%, 11/1/44	25,000	22,202
4.50%, 3/21/49	30,000	25,491
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	35,000	33,293
5.75%, 6/15/43	45,000	45,695
4.30%, 2/21/48	25,000	20,646
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/25(d)	23,000	22,600
Transatlantic Holdings, Inc. 8.00%, 11/30/39	17,000	21,312
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	60,000	61,803
4.00%, 3/15/28	25,000	23,939
3.25%, 5/15/30	50,000	44,788
5.40%, 8/15/41	35,000	34,055
4.45%, 8/1/42	35,000	30,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.60%, 3/15/48	$53,000	$45,274
3.95%, 5/15/50	45,000	34,113
TransDigm, Inc.
5.50%, 11/15/27	110,000	107,511
6.75%, 8/15/28(d)	85,000	86,019
4.63%, 1/15/29	50,000	46,156
6.38%, 3/1/29(d)	115,000	114,952
4.88%, 5/1/29	30,000	27,899
6.88%, 12/15/30(d)	60,000	60,877
7.13%, 12/1/31(d)	40,000	41,092
6.63%, 3/1/32(d)	90,000	90,559
Transocean Aquila Ltd. 8.00%, 9/30/28(d)	13,000	13,277
Transocean Poseidon Ltd. 6.88%, 2/1/27(d)	10,125	10,118
Transocean Titan Financing Ltd. 8.38%, 2/1/28(d)	22,000	22,926
Transocean, Inc.
8.00%, 2/1/27(d)	25,000	25,125
8.75%, 2/15/30(d)	39,600	41,395
7.50%, 4/15/31	16,000	14,881
6.80%, 3/15/38	25,000	20,839
9.35%, 12/15/41	37,000	34,514
Travel & Leisure Co.
6.60%, 10/1/25	14,000	14,126
6.63%, 7/31/26(d)	27,000	27,149
6.00%, 4/1/27	16,000	15,956
4.50%, 12/1/29(d)	27,000	24,612
4.63%, 3/1/30(d)	14,000	12,723
Travelers Cos., Inc.
6.75%, 6/20/36	20,000	22,455
6.25%, 6/15/37	39,000	41,933
5.35%, 11/1/40	37,000	36,589
4.60%, 8/1/43	24,000	21,545
4.30%, 8/25/45	20,000	17,023
3.75%, 5/15/46	24,000	18,672
4.00%, 5/30/47	34,000	27,462
4.05%, 3/7/48	24,000	19,574
4.10%, 3/4/49	24,000	19,684
2.55%, 4/27/50	24,000	14,584
3.05%, 6/8/51	37,000	24,759
5.45%, 5/25/53	37,000	37,132
Travelers Property Casualty Corp. 6.38%, 3/15/33	10,000	10,860
Trimble, Inc.
4.90%, 6/15/28	37,000	36,324
6.10%, 3/15/33	57,000	58,694
Trinity Acquisition PLC 4.40%, 3/15/26	35,000	34,238
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/25(d)	17,000	13,925
Tronox, Inc. 4.63%, 3/15/29(d)	44,000	40,006
Truist Financial Corp.
2.85%, 10/26/24	309,000	305,484
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	177,000	174,127
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	108,000	108,291
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	46,399
1.13%, 8/3/27	412,000	362,366
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	450,000	428,724
TTM Technologies, Inc. 4.00%, 3/1/29(d)	225,000	204,041
TTX Co. 5.75%, 11/22/33(d)	250,000	260,932
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	4,831
3.25%, 5/15/32	7,000	6,081
4.85%, 12/1/48	13,000	11,366
4.00%, 6/15/50	15,000	11,312
3.25%, 5/1/51	14,000	9,247
5.50%, 4/15/53	16,000	15,475
Twilio, Inc. 3.88%, 3/15/31	36,000	31,442
Tyco Electronics Group SA
3.45%, 8/1/24	176,000	175,358
4.50%, 2/13/26	35,000	34,579
3.70%, 2/15/26	24,000	23,390
3.13%, 8/15/27	28,000	26,379
2.50%, 2/4/32	12,000	10,080
7.13%, 10/1/37	23,000	26,261
Tyson Foods, Inc.
4.00%, 3/1/26	50,000	48,779
3.55%, 6/2/27	83,000	79,018
4.35%, 3/1/29	60,000	57,634
5.40%, 3/15/29	35,000	34,989
5.70%, 3/15/34	65,000	64,658
4.88%, 8/15/34	45,000	42,367
5.15%, 8/15/44	45,000	39,874
4.55%, 6/2/47	70,000	56,486
5.10%, 9/28/48	135,000	117,882
U.S. Bancorp
2.40%, 7/30/24	100,000	99,501
3.15%, 4/27/27, Series X	409,000	388,677
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	497,102
1.38%, 7/22/30	576,000	461,088
U.S. Cellular Corp. 6.70%, 12/15/33	22,000	23,227
U.S. Foods, Inc.
6.88%, 9/15/28(d)	20,000	20,383
4.75%, 2/15/29(d)	37,000	34,797
4.63%, 6/1/30(d)	20,000	18,408
7.25%, 1/15/32(d)	20,000	20,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
U.S. Steel Corp.
6.88%, 3/1/29	$20,000	$20,021
6.65%, 6/1/37	11,000	10,926
Uber Technologies, Inc.
8.00%, 11/1/26(d)	61,000	61,663
7.50%, 9/15/27(d)	49,000	50,011
6.25%, 1/15/28(d)	20,000	20,043
4.50%, 8/15/29(d)	61,000	57,605
UDR, Inc. 3.20%, 1/15/30	279,000	249,934
UKG, Inc. 6.88%, 2/1/31(d)	103,000	103,720
Union Electric Co.
2.95%, 6/15/27	30,000	28,130
3.50%, 3/15/29	35,000	32,769
2.95%, 3/15/30	10,000	8,867
2.15%, 3/15/32	10,000	7,999
5.20%, 4/1/34	20,000	19,728
5.30%, 8/1/37	15,000	14,791
8.45%, 3/15/39	15,000	19,093
3.90%, 9/15/42	20,000	16,199
3.65%, 4/15/45	20,000	15,013
4.00%, 4/1/48	20,000	15,557
3.25%, 10/1/49	15,000	10,146
2.63%, 3/15/51	25,000	14,860
3.90%, 4/1/52	25,000	19,221
5.45%, 3/15/53	20,000	19,238
5.25%, 1/15/54	15,000	13,991
Union Pacific Corp.
3.00%, 4/15/27	264,000	250,531
3.70%, 3/1/29	112,000	106,216
2.40%, 2/5/30	287,000	249,848
3.95%, 8/15/59	19,000	14,316
3.84%, 3/20/60	174,000	127,693
3.55%, 5/20/61	15,000	10,284
2.97%, 9/16/62	51,000	30,366
3.75%, 2/5/70	37,000	26,035
3.80%, 4/6/71	509,000	360,291
United Airlines Pass-Through Trust
4.88%, 7/15/27, Series 2020-1, Class B	201,600	199,072
3.75%, 3/3/28, Series 2014-2, Class A	478,291	458,189
3.50%, 9/1/31, Series 2018-1, Class AA	300,519	275,369
United Parcel Service, Inc.
3.90%, 4/1/25	75,000	74,078
2.40%, 11/15/26	35,000	32,914
3.05%, 11/15/27	73,000	68,592
3.40%, 3/15/29	55,000	51,602
2.50%, 9/1/29	10,000	8,886
4.45%, 4/1/30	15,000	14,615
4.88%, 3/3/33	20,000	19,648
6.20%, 1/15/38	65,000	70,574
5.20%, 4/1/40	24,000	23,542
4.88%, 11/15/40	24,000	22,515
3.63%, 10/1/42	18,000	14,242
3.40%, 11/15/46	24,000	17,901
3.75%, 11/15/47	56,000	43,102
4.25%, 3/15/49	37,000	30,666
3.40%, 9/1/49	34,000	24,381
5.30%, 4/1/50	61,000	59,172
5.05%, 3/3/53	54,000	50,484
United Rentals North America, Inc.
4.00%, 7/15/30	209,000	187,410
3.75%, 1/15/32	100,000	85,713
United Wholesale Mortgage LLC
5.50%, 11/15/25(d)	33,000	32,751
5.75%, 6/15/27(d)	20,000	19,365
5.50%, 4/15/29(d)	29,000	27,288
UnitedHealth Group, Inc.
5.15%, 10/15/25	169,000	168,802
3.85%, 6/15/28	412,000	394,696
2.00%, 5/15/30	241,000	203,026
4.63%, 7/15/35	830,000	790,824
2.75%, 5/15/40	412,000	296,125
4.25%, 3/15/43	375,000	324,964
4.25%, 4/15/47	412,000	345,437
2.90%, 5/15/50	61,000	39,465
3.25%, 5/15/51	98,000	67,214
5.88%, 2/15/53	153,000	159,002
3.13%, 5/15/60	15,000	9,470
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(d)	29,000	19,692
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(d)	177,000	177,189
4.75%, 4/15/28(d)	23,000	19,020
6.50%, 2/15/29(d)	45,000	31,282
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	39,406
2.65%, 10/15/30	57,000	48,090
2.65%, 1/15/32	36,000	29,265
University of Chicago
2.76%, 4/1/45, Series 20B	7,000	5,274
2.55%, 4/1/50, Series C	5,000	3,266
4.00%, 10/1/53	10,000	8,149
University of Southern California 3.84%, 10/1/47, Series 2017	100,000	81,855
Univision Communications, Inc. 7.38%, 6/30/30(d)	173,000	164,075
Unum Group
4.00%, 6/15/29	29,000	27,212
5.75%, 8/15/42	58,000	55,960
4.50%, 12/15/49	41,000	32,117
4.13%, 6/15/51	54,000	39,660
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	31,000	31,020
7.13%, 3/15/29(d)	41,000	41,088
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	1,046,000	1,009,369
Valero Energy Corp. 6.63%, 6/15/37	437,000	466,655
Valmont Industries, Inc.
5.00%, 10/1/44	41,000	36,385
5.25%, 10/1/54	28,000	24,502
Valvoline, Inc. 3.63%, 6/15/31(d)	22,000	18,627
Ventas Realty LP 4.40%, 1/15/29	664,000	635,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(d)	$50,000	$45,114
6.25%, 1/15/30(d)	40,000	40,115
4.13%, 8/15/31(d)	50,000	44,236
3.88%, 11/1/33(d)	50,000	42,065
Venture Global LNG, Inc.
8.13%, 6/1/28(d)	95,000	97,126
9.50%, 2/1/29(d)	125,000	135,792
8.38%, 6/1/31(d)	95,000	98,028
9.88%, 2/1/32(d)	85,000	91,227
Veralto Corp.
5.50%, 9/18/26(d)	43,000	42,913
5.35%, 9/18/28(d)	43,000	43,099
5.45%, 9/18/33(d)	50,000	49,619
Vericast Corp. 11.00%, 9/15/26(d)	163,005	175,426
Verisk Analytics, Inc.
4.00%, 6/15/25	55,000	54,056
4.13%, 3/15/29	37,000	35,295
5.75%, 4/1/33	36,000	36,800
5.50%, 6/15/45	32,000	30,866
3.63%, 5/15/50	45,000	31,841
Verizon Communications, Inc.
4.33%, 9/21/28	654,000	634,112
1.75%, 1/20/31	206,000	165,556
2.55%, 3/21/31	66,000	55,670
2.36%, 3/15/32	418,000	339,554
4.40%, 11/1/34	681,000	628,652
2.65%, 11/20/40	412,000	284,259
4.75%, 11/1/41	1,237,000	1,134,799
4.13%, 8/15/46	148,000	120,149
4.86%, 8/21/46	675,000	616,059
4.00%, 3/22/50	825,000	644,704
3.55%, 3/22/51	319,000	228,682
3.88%, 3/1/52	180,000	136,454
Vertiv Group Corp. 4.13%, 11/15/28(d)	191,000	177,280
Viasat, Inc.
5.63%, 9/15/25(d)	29,000	28,201
5.63%, 4/15/27(d)	25,000	22,403
6.50%, 7/15/28(d)	16,000	11,939
7.50%, 5/30/31(d)	30,000	20,440
Viatris, Inc.
1.65%, 6/22/25	45,000	43,117
2.30%, 6/22/27	45,000	40,839
2.70%, 6/22/30	102,000	85,903
3.85%, 6/22/40	136,000	99,340
4.00%, 6/22/50	181,000	122,334
VICI Properties LP 5.13%, 5/15/32	625,000	592,962
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/26(d)	370,000	367,136
Viking Cruises Ltd.
7.00%, 2/15/29(d)	71,000	71,207
9.13%, 7/15/31(d)	29,000	31,279
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/29(d)	14,000	13,464
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	118,981
6.00%, 5/15/37, Series A	632,000	651,851
4.20%, 5/15/45, Series B	69,000	56,395
Visa, Inc.
3.15%, 12/14/25	80,000	77,718
1.90%, 4/15/27	30,000	27,634
0.75%, 8/15/27	10,000	8,826
2.75%, 9/15/27	15,000	14,044
2.05%, 4/15/30	31,000	26,516
1.10%, 2/15/31	20,000	15,784
4.15%, 12/14/35	30,000	27,918
2.70%, 4/15/40	21,000	15,254
4.30%, 12/14/45	70,000	60,849
3.65%, 9/15/47	15,000	11,657
2.00%, 8/15/50	35,000	19,488
Vistra Operations Co. LLC
5.13%, 5/13/25(d)	31,000	30,872
5.50%, 9/1/26(d)	41,000	40,390
3.70%, 1/30/27(d)	33,000	31,307
5.63%, 2/15/27(d)	54,000	53,183
5.00%, 7/31/27(d)	54,000	52,274
4.38%, 5/1/29(d)	52,000	48,164
4.30%, 7/15/29(d)	33,000	30,932
7.75%, 10/15/31(d)	78,000	81,171
6.88%, 4/15/32(d)	72,000	72,539
6.95%, 10/15/33(d)	43,000	45,916
Vital Energy, Inc.
7.75%, 7/31/29(d)	12,000	12,188
9.75%, 10/15/30	12,000	13,157
7.88%, 4/15/32(d)	41,000	41,746
VMware LLC
4.50%, 5/15/25	46,000	45,540
1.40%, 8/15/26	92,000	84,254
4.65%, 5/15/27	31,000	30,414
3.90%, 8/21/27	77,000	73,615
1.80%, 8/15/28	46,000	39,934
4.70%, 5/15/30	54,000	51,924
2.20%, 8/15/31	107,000	85,955
VOC Escrow Ltd. 5.00%, 2/15/28(d)	28,000	26,945
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,266
3.50%, 6/1/30	54,000	49,054
4.50%, 6/15/47	65,000	54,887
4.70%, 3/1/48	43,000	37,368
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	832,000	794,019
4.80%, 11/18/44	31,000	25,964
Walmart, Inc.
3.55%, 6/26/25	20,000	19,657
3.90%, 9/9/25	35,000	34,502
4.00%, 4/15/26	15,000	14,761
3.05%, 7/8/26	15,000	14,451
1.05%, 9/17/26	25,000	22,956
5.88%, 4/5/27	10,000	10,350
3.95%, 9/9/27	20,000	19,497
3.90%, 4/15/28	15,000	14,564
3.70%, 6/26/28	30,000	28,973
1.50%, 9/22/28	25,000	21,953
3.25%, 7/8/29	15,000	14,020
2.38%, 9/24/29	5,000	4,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
7.55%, 2/15/30	$10,000	$11,470
4.00%, 4/15/30	10,000	9,662
1.80%, 9/22/31	40,000	32,759
4.15%, 9/9/32	25,000	24,017
4.10%, 4/15/33	30,000	28,424
5.25%, 9/1/35	25,000	25,684
6.50%, 8/15/37	20,000	22,694
6.20%, 4/15/38	15,000	16,642
3.95%, 6/28/38	10,000	8,939
5.63%, 4/1/40	15,000	15,741
5.00%, 10/25/40	10,000	9,891
5.63%, 4/15/41	15,000	15,775
2.50%, 9/22/41	20,000	13,855
4.00%, 4/11/43	10,000	8,487
4.30%, 4/22/44	5,000	4,437
3.63%, 12/15/47	10,000	7,878
4.05%, 6/29/48	35,000	29,090
2.95%, 9/24/49	15,000	10,206
2.65%, 9/22/51	30,000	18,808
4.50%, 9/9/52	20,000	17,700
4.50%, 4/15/53	30,000	26,477
Walt Disney Co.
1.75%, 1/13/26	110,000	104,128
2.20%, 1/13/28	412,000	375,991
2.65%, 1/13/31	314,000	272,605
3.50%, 5/13/40	677,000	538,371
2.75%, 9/1/49	9,000	5,703
3.60%, 1/13/51	176,000	130,963
3.80%, 5/13/60	73,000	54,116
Wand NewCo 3, Inc. 7.63%, 1/30/32(d)	51,000	52,379
Warnermedia Holdings, Inc. 5.39%, 3/15/62	1,170,000	921,597
Washington Gas Light Co.
3.80%, 9/15/46, Series K	20,000	14,963
3.65%, 9/15/49	18,000	13,053
Washington University
3.52%, 4/15/54, Series 2022	10,000	7,550
4.35%, 4/15/2122	10,000	7,883
Waste Connections, Inc.
4.25%, 12/1/28	31,000	29,985
3.50%, 5/1/29	36,000	33,515
2.60%, 2/1/30	43,000	37,738
2.20%, 1/15/32	46,000	37,211
3.20%, 6/1/32	36,000	31,137
4.20%, 1/15/33	54,000	50,007
5.00%, 3/1/34	54,000	52,588
3.05%, 4/1/50	45,000	29,687
2.95%, 1/15/52	77,000	49,228
Waste Management, Inc.
1.15%, 3/15/28	73,000	63,499
2.00%, 6/1/29	100,000	86,942
1.50%, 3/15/31	309,000	246,913
WEC Energy Group, Inc.
5.00%, 9/27/25	30,000	29,811
4.75%, 1/9/26	60,000	59,363
5.60%, 9/12/26	35,000	35,173
5.15%, 10/1/27	25,000	24,898
1.38%, 10/15/27	30,000	26,436
4.75%, 1/15/28	30,000	29,691
2.20%, 12/15/28	30,000	26,366
1.80%, 10/15/30	30,000	24,320
Wells Fargo & Co.
3.55%, 9/29/25	185,000	180,464
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	220,000	213,103
3.00%, 10/23/26	594,000	563,504
4.30%, 7/22/27	185,000	179,801
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,765,000	1,678,744
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	220,000	209,092
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	240,000	220,183
4.15%, 1/24/29	185,000	177,326
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	310,000	311,953
7.95%, 11/15/29, Series B	20,000	22,150
5.20%, 1/23/30, (5.198% fixed rate until 1/22/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	200,000	198,328
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	72,000	63,459
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	60,000	51,656
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	50,000	47,615
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	85,000	81,380
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	65,000	69,185
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	568,588
5.61%, 1/15/44	105,000	102,076
4.90%, 11/17/45	88,000	77,690
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	156,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	$111,000	$94,893
Wells Fargo Bank NA 6.60%, 1/15/38	474,000	517,897
Welltower OP LLC
4.00%, 6/1/25	175,000	172,616
2.05%, 1/15/29	30,000	26,055
4.13%, 3/15/29	25,000	23,753
3.10%, 1/15/30	54,000	48,199
2.80%, 6/1/31	179,000	152,163
4.95%, 9/1/48	100,000	90,125
WESCO Distribution, Inc.
7.13%, 6/15/25(d)	61,000	61,011
7.25%, 6/15/28(d)	54,000	55,087
6.38%, 3/15/29(d)	37,000	37,197
6.63%, 3/15/32(d)	35,000	35,330
Western & Southern Financial Group, Inc. 5.75%, 7/15/33(d)	20,000	20,429
Western & Southern Life Insurance Co.
5.15%, 1/15/49(d)	20,000	17,661
3.75%, 4/28/61(d)	20,000	13,020
Western Digital Corp. 4.75%, 2/15/26	748,000	732,404
Western Midstream Operating LP
3.95%, 6/1/25	20,000	19,644
4.65%, 7/1/26	30,000	29,381
4.50%, 3/1/28	20,000	19,317
4.75%, 8/15/28	24,000	23,394
6.35%, 1/15/29	35,000	36,067
4.05%, 2/1/30	80,000	74,282
6.15%, 4/1/33	54,000	54,924
5.45%, 4/1/44	55,000	49,474
5.30%, 3/1/48	63,000	54,247
5.50%, 8/15/48	30,000	26,084
5.25%, 2/1/50	90,000	78,418
Western Union Co.
1.35%, 3/15/26	37,000	34,299
2.75%, 3/15/31	22,000	18,303
6.20%, 11/17/36	46,000	46,682
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	31,000	30,228
3.45%, 11/15/26	46,000	43,870
4.70%, 9/15/28	77,000	75,339
5.61%, 3/11/34	36,000	36,153
Westlake Corp. 3.13%, 8/15/51	342,000	216,794
Weyerhaeuser Co.
4.75%, 5/15/26	45,000	44,451
6.95%, 10/1/27	20,000	21,025
4.00%, 11/15/29	54,000	50,535
4.00%, 4/15/30	55,000	51,202
7.38%, 3/15/32	47,000	52,640
3.38%, 3/9/33	30,000	25,682
4.00%, 3/9/52	40,000	30,594
WGL Holdings, Inc. 4.60%, 11/1/44	5,000	4,054
Whirlpool Corp.
3.70%, 5/1/25	22,000	21,602
4.75%, 2/26/29	43,000	41,712
2.40%, 5/15/31	21,000	17,148
4.70%, 5/14/32	21,000	19,627
5.50%, 3/1/33	21,000	20,540
5.75%, 3/1/34	21,000	20,592
4.50%, 6/1/46	45,000	35,517
4.60%, 5/15/50	45,000	35,302
Williams Cos., Inc.
5.40%, 3/2/26	70,000	69,928
3.75%, 6/15/27	90,000	86,041
5.30%, 8/15/28	55,000	55,034
4.90%, 3/15/29	70,000	68,839
3.50%, 11/15/30	70,000	63,113
7.50%, 1/15/31, Series A	25,000	27,544
2.60%, 3/15/31	107,000	90,100
8.75%, 3/15/32	30,000	35,678
4.65%, 8/15/32	70,000	66,432
5.65%, 3/15/33	55,000	55,373
5.15%, 3/15/34	70,000	68,008
6.30%, 4/15/40	115,000	119,299
5.80%, 11/15/43	35,000	34,382
5.40%, 3/4/44	45,000	42,404
5.75%, 6/24/44	59,000	57,785
4.90%, 1/15/45	45,000	39,411
5.10%, 9/15/45	90,000	81,686
4.85%, 3/1/48	70,000	60,597
3.50%, 10/15/51	60,000	41,616
5.30%, 8/15/52	67,000	61,970
Williams Scotsman, Inc.
6.13%, 6/15/25(d)	22,000	21,961
4.63%, 8/15/28(d)	20,000	18,739
7.38%, 10/1/31(d)	20,000	20,540
Willis North America, Inc.
4.65%, 6/15/27	45,000	44,086
4.50%, 9/15/28	35,000	33,854
2.95%, 9/15/29	50,000	44,515
5.35%, 5/15/33	55,000	53,677
5.05%, 9/15/48	35,000	30,866
3.88%, 9/15/49	50,000	36,187
5.90%, 3/5/54	130,000	126,925
Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	32,000	28,085
Wilton RE Ltd. 6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(d)(e)	16,000	14,452
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	17,602
4.75%, 9/30/32	10,000	9,764
5.63%, 5/15/33	5,000	5,204
5.70%, 12/1/36	15,000	15,545
4.30%, 10/15/48	15,000	12,370
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	18,723
3.00%, 7/1/29	25,000	22,737
1.95%, 9/16/31	20,000	15,964
3.95%, 9/1/32	45,000	40,849
4.95%, 4/1/33	20,000	19,260
5.38%, 3/30/34	20,000	19,792
6.38%, 8/15/37	25,000	26,297
3.65%, 4/1/50	30,000	21,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Wisconsin Public Service Corp.
5.35%, 11/10/25	$20,000	$20,009
3.67%, 12/1/42	15,000	11,709
4.75%, 11/1/44	20,000	18,002
3.30%, 9/1/49	15,000	10,354
2.85%, 12/1/51	20,000	12,423
WMG Acquisition Corp.
3.75%, 12/1/29(d)	35,000	31,087
3.00%, 2/15/31(d)	42,000	35,723
Workday, Inc.
3.50%, 4/1/27	62,000	59,269
3.70%, 4/1/29	54,000	50,572
3.80%, 4/1/32	89,000	79,924
WP Carey, Inc.
4.25%, 10/1/26	20,000	19,441
3.85%, 7/15/29	25,000	23,203
2.40%, 2/1/31	36,000	29,907
2.45%, 2/1/32	25,000	20,079
2.25%, 4/1/33	30,000	22,918
WR Berkley Corp.
4.75%, 8/1/44	32,000	28,273
4.00%, 5/12/50	43,000	32,428
3.55%, 3/30/52	36,000	24,609
3.15%, 9/30/61	32,000	18,903
WR Grace Holdings LLC
4.88%, 6/15/27(d)	30,000	28,849
5.63%, 8/15/29(d)	47,000	43,268
7.38%, 3/1/31(d)	14,000	14,222
WRKCo, Inc. 4.90%, 3/15/29	328,000	324,369
WW Grainger, Inc.
4.60%, 6/15/45	44,000	39,423
3.75%, 5/15/46	18,000	14,010
4.20%, 5/15/47	18,000	15,021
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(d)	31,000	29,238
7.13%, 2/15/31(d)	41,000	42,131
Xcel Energy, Inc. 5.45%, 8/15/33	14,000	13,758
Xerox Holdings Corp. 5.50%, 8/15/28(d)	23,000	20,230
XPO CNW, Inc. 6.70%, 5/1/34	12,000	12,712
XPO, Inc.
7.13%, 6/1/31(d)	18,000	18,372
7.13%, 2/1/32(d)	24,000	24,474
Xylem, Inc.
3.25%, 11/1/26	31,000	29,562
1.95%, 1/30/28	31,000	27,789
2.25%, 1/30/31	36,000	29,959
4.38%, 11/1/46	36,000	30,156
Yum! Brands, Inc.
4.75%, 1/15/30(d)	33,000	31,245
3.63%, 3/15/31	43,000	37,522
4.63%, 1/31/32	45,000	41,061
5.38%, 4/1/32	41,000	39,158
6.88%, 11/15/37	13,000	14,062
5.35%, 11/1/43	11,000	10,426
Zayo Group Holdings, Inc.
4.00%, 3/1/27(d)	61,000	47,656
6.13%, 3/1/28(d)	44,000	29,981
Ziff Davis, Inc. 4.63%, 10/15/30(d)	150,000	134,086
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	35,617
5.35%, 12/1/28	9,000	9,057
2.60%, 11/24/31	100,000	82,882
5.75%, 11/30/39	13,000	12,952
4.45%, 8/15/45	37,000	31,376
Zoetis, Inc.
4.50%, 11/13/25	45,000	44,414
5.40%, 11/14/25	35,000	34,994
3.00%, 9/12/27	45,000	42,076
3.90%, 8/20/28	30,000	28,576
2.00%, 5/15/30	54,000	45,143
5.60%, 11/16/32	55,000	56,204
4.70%, 2/1/43	105,000	93,845
3.95%, 9/12/47	45,000	35,408
4.45%, 8/20/48	35,000	29,834
3.00%, 5/15/50	45,000	29,464
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(d)	200,000	178,624
Total United States		390,058,827
Zambia - 0.0%
First Quantum Minerals Ltd. 9.38%, 3/1/29(c)	200,000	209,014
TOTAL CORPORATE BONDS (Cost: $528,810,161)		523,510,612
FOREIGN GOVERNMENT AGENCIES - 1.0%
Canada - 0.2%
Export Development Canada
3.38%, 8/26/25	65,000	63,639
4.38%, 6/29/26	40,000	39,561
3.00%, 5/25/27	55,000	52,337
3.88%, 2/14/28	70,000	68,022
4.13%, 2/13/29	70,000	68,547
OMERS Finance Trust 4.75%, 3/26/31(d)	250,000	247,615
Province of Alberta
3.30%, 3/15/28	65,000	61,567
1.30%, 7/22/30	41,000	33,490
4.50%, 1/24/34	26,000	25,245
Province of British Columbia 2.25%, 6/2/26, Series 9	999,000	947,232
Province of Manitoba
2.13%, 6/22/26	37,000	34,908
1.50%, 10/25/28, Series HB	73,000	63,589
4.30%, 7/27/33	21,000	20,117
Province of Ontario
1.05%, 4/14/26	283,000	263,029
1.13%, 10/7/30	205,000	164,365
Province of Quebec
0.60%, 7/23/25	67,000	63,571
2.50%, 4/20/26	41,000	39,149
2.75%, 4/12/27	26,000	24,560
3.63%, 4/13/28	72,000	69,048
4.50%, 4/3/29	77,000	76,134
7.50%, 9/15/29, Series PD	31,000	34,841
1.35%, 5/28/30	31,000	25,509
1.90%, 4/21/31	21,000	17,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.50%, 9/8/33	$31,000	$30,152
Total Canada		2,533,693
China - 0.1%
China Development Bank 2.00%, 2/16/27(c)	200,000	185,834
China Government International Bonds 1.75%, 10/26/31(c)	200,000	166,340
Export-Import Bank of China 3.25%, 11/28/27(c)	238,000	225,988
Total China		578,162
France - 0.0%
Agence Francaise de Developpement EPIC 4.50%, 2/17/26(c)	200,000	197,608
Caisse d'Amortissement de la Dette Sociale 0.38%, 9/23/25(d)	100,000	93,970
Total France		291,578
Germany - 0.1%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,115,000	1,022,355
3.75%, 2/15/28	169,000	163,638
2.88%, 4/3/28	62,000	58,103
0.75%, 9/30/30	41,000	32,505
4.75%, 10/29/30	41,000	41,357
4.13%, 7/15/33	82,000	79,020
4.38%, 2/28/34	41,000	40,316
5.48%, 4/18/36(b)	41,000	23,466
5.78%, 6/29/37(b)	41,000	22,122
Landwirtschaftliche Rentenbank 0.88%, 9/3/30	344,000	274,254
Total Germany		1,757,136
Hong Kong - 0.0%
Airport Authority 4.88%, 1/12/33(d)	325,000	326,011
India - 0.0%
Export-Import Bank of India 3.88%, 2/1/28(c)	271,000	258,073
Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(c)	288,000	280,253
5.40%, 11/15/28(c)	285,000	286,747
4.70%, 6/6/32(c)	200,000	193,642
Total Indonesia		760,642
Japan - 0.2%
Development Bank of Japan, Inc.
2.75%, 9/16/25(d)	48,000	46,431
1.88%, 9/1/26(d)	42,000	39,208
3.25%, 4/28/27(d)	39,000	37,172
1.88%, 8/28/29(d)	36,000	31,120
1.00%, 8/27/30(d)	33,000	26,305
1.25%, 1/28/31(d)	33,000	26,391
1.75%, 10/20/31(d)	33,000	26,808
Japan Bank for International Cooperation
4.25%, 1/26/26	528,000	519,974
2.25%, 11/4/26	522,000	489,124
2.75%, 11/16/27	468,000	436,209
4.63%, 7/19/28	202,000	200,338
2.13%, 2/16/29	264,000	234,361
Japan International Cooperation Agency 4.00%, 5/23/28	260,000	251,417
Total Japan		2,364,858
Malaysia - 0.0%
Malaysia Wakala Sukuk Bhd. 2.07%, 4/28/31(c)	250,000	210,202
Norway - 0.0%
Kommunalbanken AS 1.13%, 10/26/26(d)	110,000	100,643
Poland - 0.0%
Bank Gospodarstwa Krajowego 6.25%, 10/31/28(c)	200,000	206,792
South Korea - 0.2%
Export-Import Bank of Korea 2.38%, 4/21/27	875,000	813,269
Korea Development Bank 1.00%, 9/9/26	412,000	375,938
Korea Electric Power Corp. 5.38%, 7/31/26(c)	200,000	199,952
Korea Gas Corp. 2.88%, 7/16/29(c)	201,000	180,801
Korea Housing Finance Corp. 5.38%, 11/15/26(c)	200,000	200,970
Korea National Oil Corp. 3.38%, 3/27/27(c)	324,000	307,871
Total South Korea		2,078,801
Sweden - 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	232,000	215,969
5.37%, 5/11/37, Series D(b)	10,000	5,126
Total Sweden		221,095
United Arab Emirates - 0.1%
Finance Department Government of Sharjah 6.50%, 11/23/32(d)	304,000	314,558
Sharjah Sukuk Program Ltd. 3.23%, 10/23/29(c)	257,000	228,720
Total United Arab Emirates		543,278
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $12,247,264)		12,230,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Angola - 0.0%
Angola Government International Bonds 8.75%, 4/14/32(c)	$387,000	$347,921
Argentina - 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	194,000	113,234
0.75%, 7/9/30(a)	1,200,000	684,432
3.63%, 7/9/35(a)	1,316,000	579,856
4.25%, 1/9/38(a)	753,000	359,701
3.50%, 7/9/41(a)	494,000	203,730
3.63%, 7/9/46(a)	87,000	39,651
Total Argentina		1,980,604
Bahrain - 0.1%
Bahrain Government International Bonds 7.00%, 10/12/28(c)	1,350,000	1,395,090
Bermuda - 0.0%
Bermuda Government International Bonds 2.38%, 8/20/30(c)	200,000	167,708
Brazil - 0.1%
Brazil Government International Bonds
3.88%, 6/12/30	1,461,000	1,293,350
5.00%, 1/27/45	500,000	387,055
Total Brazil		1,680,405
Canada - 0.1%
Canada Government International Bonds
2.88%, 4/28/25	95,000	93,060
0.75%, 5/19/26	75,000	69,224
3.75%, 4/26/28	470,000	454,730
Total Canada		617,014
Chile - 0.1%
Chile Government International Bonds
3.50%, 1/31/34	1,125,000	972,180
4.95%, 1/5/36	461,821	440,610
Total Chile		1,412,790
China - 0.0%
China Government International Bonds 2.75%, 12/3/39(c)	200,000	157,014
Colombia - 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	200,000	152,720
7.50%, 2/2/34	761,000	758,283
7.38%, 9/18/37	200,000	194,436
5.00%, 6/15/45	300,000	211,557
Total Colombia		1,316,996
Costa Rica - 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(c)	225,000	226,507
5.63%, 4/30/43(c)	200,000	179,566
Total Costa Rica		406,073
Dominican Republic - 0.1%
Dominican Republic International Bonds 6.00%, 2/22/33(c)	1,109,000	1,075,564
Ecuador - 0.0%
Ecuador Government International Bonds
6.00%, 7/31/30(a)(c)	200,000	133,762
3.50%, 7/31/35(a)(c)	222,000	114,383
2.50%, 7/31/40(a)(c)	183,000	85,855
Total Ecuador		334,000
Egypt - 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(c)	907,000	733,527
7.30%, 9/30/33(c)	200,000	165,024
Total Egypt		898,551
El Salvador - 0.0%
El Salvador Government International Bonds 7.65%, 6/15/35(c)	243,000	174,744
Guatemala - 0.0%
Guatemala Government Bonds 7.05%, 10/4/32(c)	288,000	300,928
Hong Kong - 0.1%
Hong Kong Government International Bonds 4.50%, 1/11/28(d)	525,000	523,068
Hungary - 0.1%
Hungary Government International Bonds 5.50%, 6/16/34(c)	803,000	776,573
Indonesia - 0.2%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	171,731
4.65%, 9/20/32	1,247,000	1,194,376
4.85%, 1/11/33	612,000	595,262
4.35%, 1/11/48	412,000	348,144
3.20%, 9/23/61	937,000	595,239
Total Indonesia		2,904,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Israel - 0.1%
Israel Government International Bonds
2.75%, 7/3/30	$200,000	$168,414
4.50%, 1/17/33	550,000	495,952
State of Israel 3.38%, 1/15/50	554,000	354,349
Total Israel		1,018,715
Italy - 0.1%
Republic of Italy Government International Bonds
1.25%, 2/17/26	1,187,000	1,105,180
5.38%, 6/15/33	634,000	620,610
Total Italy		1,725,790
Ivory Coast - 0.0%
Ivory Coast Government International Bonds 7.63%, 1/30/33(c)	200,000	196,266
Jamaica - 0.0%
Jamaica Government International Bonds 8.00%, 3/15/39	157,000	184,389
Jordan - 0.0%
Jordan Government International Bonds 5.85%, 7/7/30(c)	239,000	220,258
Kazakhstan - 0.0%
Kazakhstan Government International Bonds 6.50%, 7/21/45(c)	200,000	225,468
Kenya - 0.0%
Republic of Kenya Government International Bonds
7.25%, 2/28/28(c)	200,000	188,214
9.75%, 2/16/31(c)	200,000	200,430
Total Kenya		388,644
Kuwait - 0.0%
Kuwait International Government Bonds 3.50%, 3/20/27(c)	200,000	191,748
Mexico - 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	619,000	511,535
6.75%, 9/27/34, Series A	82,000	86,423
6.35%, 2/9/35	2,307,000	2,337,706
6.05%, 1/11/40, Series A	94,000	91,636
4.75%, 3/8/44	2,162,000	1,754,636
6.34%, 5/4/53	500,000	478,445
5.75%, 10/12/2110	42,000	35,222
Total Mexico		5,295,603
Morocco - 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(c)	200,000	200,452
3.00%, 12/15/32(c)	200,000	160,196
Total Morocco		360,648
Nigeria - 0.1%
Nigeria Government International Bonds
7.14%, 2/23/30(c)	425,000	376,474
7.70%, 2/23/38(c)	215,000	170,957
Total Nigeria		547,431
Oman - 0.1%
Oman Government International Bonds
6.25%, 1/25/31(c)	506,000	519,940
6.75%, 1/17/48(c)	200,000	202,224
Oman Sovereign Sukuk Co. 5.93%, 10/31/25(c)	317,000	318,500
Total Oman		1,040,664
Panama - 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	203,670
2.25%, 9/29/32	375,000	268,128
6.40%, 2/14/35	1,900,000	1,790,731
4.50%, 5/15/47	200,000	137,466
3.87%, 7/23/60	412,000	232,257
Total Panama		2,632,252
Paraguay - 0.0%
Paraguay Government International Bonds 6.00%, 2/9/36(c)	250,000	248,825
Peru - 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,265,449
6.55%, 3/14/37	481,000	508,177
Total Peru		1,773,626
Philippines - 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	701,000	717,915
5.00%, 1/13/37	1,807,000	1,746,990
Total Philippines		2,464,905
Poland - 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	121,000	117,299
5.50%, 11/16/27	104,000	105,718
4.63%, 3/18/29	104,000	102,139
5.75%, 11/16/32	31,000	32,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
4.88%, 10/4/33	$51,000	$49,353
5.13%, 9/18/34	147,000	143,435
5.50%, 4/4/53	123,000	119,378
5.50%, 3/18/54	171,000	164,658
Total Poland		834,014
Qatar - 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(c)	902,000	850,703
5.10%, 4/23/48(c)	684,000	652,632
Total Qatar		1,503,335
Romania - 0.1%
Romania Government International Bonds
5.88%, 1/30/29(c)	184,000	182,837
6.00%, 5/25/34(c)	400,000	392,156
6.13%, 1/22/44(c)	138,000	131,459
Total Romania		706,452
Saudi Arabia - 0.3%
Saudi Government International Bonds
2.50%, 2/3/27(c)	225,000	210,031
3.63%, 3/4/28(c)	225,000	213,532
2.25%, 2/2/33(c)	3,250,000	2,582,547
4.88%, 7/18/33(c)	650,000	632,287
4.50%, 10/26/46(c)	249,000	208,794
Total Saudi Arabia		3,847,191
Senegal - 0.0%
Senegal Government International Bonds 6.25%, 5/23/33(c)	200,000	169,568
Serbia - 0.0%
Serbia International Bonds 6.25%, 5/26/28(c)	200,000	202,476
South Africa - 0.1%
Republic of South Africa Government International Bonds 5.88%, 4/20/32	846,000	763,938
South Korea - 0.0%
Korea International Bonds 1.00%, 9/16/30	200,000	159,602
Trinidad And Tobago - 0.0%
Trinidad & Tobago Government International Bonds 4.50%, 8/4/26(c)	200,000	194,008
Turkey - 0.3%
Hazine Mustesarligi Varlik Kiralama AS 7.25%, 2/24/27(c)	443,000	451,306
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	390,360
5.25%, 3/13/30	2,799,000	2,554,620
5.88%, 6/26/31	200,000	184,226
4.88%, 4/16/43	100,000	70,727
Total Turkey		3,651,239
Ukraine - 0.0%
Ukraine Government International Bonds 9.75%, 11/1/30(c)	569,000	174,956
United Arab Emirates - 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(c)	1,000,000	908,000
5.00%, 4/30/34(c)	201,000	201,510
3.13%, 9/30/49(c)	200,000	137,148
3.88%, 4/16/50(c)	200,000	156,350
Emirate of Dubai Government International Bonds 5.25%, 1/30/43(c)	200,000	189,550
UAE International Government Bonds 2.88%, 10/19/41(c)	356,000	256,968
Total United Arab Emirates		1,849,526
Uruguay - 0.1%
Uruguay Government International Bonds 5.75%, 10/28/34	1,581,000	1,638,327
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $51,104,137)		50,679,659
SUPRANATIONAL BONDS - 0.7%
African Development Bank 4.38%, 11/3/27	257,000	253,962
Asian Development Bank
0.63%, 4/29/25	92,000	88,271
2.88%, 5/6/25	62,000	60,674
4.63%, 6/13/25	41,000	40,750
0.38%, 9/3/25	62,000	58,456
0.50%, 2/4/26	92,000	85,415
1.00%, 4/14/26	75,000	69,754
2.00%, 4/24/26	21,000	19,885
1.75%, 8/14/26	12,000	11,231
4.13%, 1/12/27	62,000	60,983
1.50%, 1/20/27	72,000	66,201
6.22%, 8/15/27	6,000	6,216
3.13%, 8/20/27	92,000	87,601
2.50%, 11/2/27	33,000	30,719
2.75%, 1/19/28	36,000	33,673
3.75%, 4/25/28	72,000	69,646
1.25%, 6/9/28	31,000	27,155
3.13%, 9/26/28	15,000	14,133
4.88%, 9/26/28	20,000	19,847
6.38%, 10/1/28	8,000	8,441
4.38%, 3/6/29	72,000	71,265
1.88%, 1/24/30	41,000	35,455
0.75%, 10/8/30	21,000	16,616
1.50%, 3/4/31	41,000	33,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
3.13%, 4/27/32	$21,000	$18,942
4.00%, 1/12/33	41,000	39,185
3.88%, 6/14/33	41,000	38,744
4.13%, 1/12/34	41,000	39,458
Asian Infrastructure Investment Bank
0.50%, 5/28/25	62,000	59,203
3.38%, 6/29/25	26,000	25,488
0.50%, 1/27/26	62,000	57,571
4.88%, 9/14/26	41,000	40,986
3.75%, 9/14/27	41,000	39,741
4.13%, 1/18/29	62,000	60,737
4.25%, 3/13/34	26,000	25,144
European Bank for Reconstruction & Development
0.50%, 5/19/25	57,000	54,489
0.50%, 11/25/25	34,000	31,802
4.38%, 3/9/28	62,000	61,326
4.13%, 1/25/29	63,000	61,702
4.25%, 3/13/34	21,000	20,380
European Investment Bank
2.25%, 6/24/24	177,000	176,664
1.63%, 3/14/25	276,000	268,239
0.63%, 7/25/25	855,000	812,241
2.13%, 4/13/26	200,000	190,208
0.63%, 10/21/27	21,000	18,353
3.25%, 11/15/27	82,000	78,276
3.88%, 3/15/28	103,000	100,202
4.50%, 10/16/28	82,000	81,637
4.00%, 2/15/29	103,000	100,360
1.75%, 3/15/29	62,000	54,471
1.63%, 10/9/29	21,000	18,087
0.88%, 5/17/30	21,000	16,974
3.63%, 7/15/30	82,000	77,854
0.75%, 9/23/30	31,000	24,601
1.25%, 2/14/31	82,000	66,577
1.63%, 5/13/31	31,000	25,696
3.75%, 2/14/33	103,000	97,012
4.13%, 2/13/34	82,000	78,931
4.88%, 2/15/36	21,000	21,380
Inter-American Development Bank
0.63%, 7/15/25	990,000	941,332
3.20%, 8/7/42	412,000	326,366
International Bank for Reconstruction & Development
1.50%, 8/28/24	180,000	178,340
2.50%, 7/29/25	548,000	531,828
0.50%, 10/28/25	607,000	569,609
3.13%, 6/15/27	173,000	165,262
0.75%, 11/24/27	728,000	636,869
3.50%, 7/12/28	670,000	641,960
4.00%, 1/10/31	103,000	99,460
1.63%, 11/3/31	103,000	83,925
4.75%, 11/14/33	62,000	62,717
International Development Association
0.38%, 9/23/25(d)	83,000	78,050
0.75%, 6/10/27, Series GDIF(c)	41,000	36,392
International Finance Corp. 0.75%, 10/8/26	191,000	173,936
Isdb Trust Services No. 2 SARL 3.21%, 4/28/27(c)	508,000	484,754
Nordic Investment Bank 0.50%, 1/21/26	284,000	264,106
TOTAL SUPRANATIONAL BONDS (Cost: $9,604,276)		9,527,596
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
United States - 3.5%
Banc of America Commercial Mortgage Trust 3.71%, 9/15/48, Series 2015-UBS7, Class A4	1,000,000	970,979
BANK
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(a)	329,961	280,561
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,721,861
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	611,697
3.79%, 4/15/65, Series 2022-BNK41, Class A4^(a)	1,216,732	1,096,834
Bank of America Merrill Lynch Commercial Mortgage Trust 3.88%, 2/15/50, Series 2017-BNK3, Class B^(a)	994,000	909,701
Barclays Commercial Mortgage Trust 3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	350,921
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,560,010
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,672,484
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	503,072
4.44%, 5/15/55, Series 2022-B35, Class A5^(a)	2,180,934	2,009,113
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	422,752
Cantor Commercial Real Estate Lending 3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	171,525
CD Mortgage Trust 3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	285,745
Citigroup Commercial Mortgage Trust 2.92%, 2/15/53, Series 2020-GC46, Class AS^(a)	119,000	101,115
COMM Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	112,000	109,614
3.63%, 10/10/48, Series 2015-CR26, Class A4	750,000	726,569
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	526,099
CSAIL Commercial Mortgage Trust
4.32%, 11/15/49, Series 2016-C7, Class B^(a)	1,200,000	1,094,891
3.48%, 3/15/53, Series 2020-C19, Class B^(a)	425,000	349,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
DBJPM Mortgage Trust 4.20%, 5/10/49, Series 2016-C1, Class B^(a)	$570,000	$520,436
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	728,000	706,092
2.67%, 3/25/26, Series K055, Class A2	200,000	191,607
3.30%, 10/25/26, Series K060, Class A2	610,000	585,218
3.19%, 7/25/27, Series K067, Class A2	750,000	711,178
3.24%, 8/25/27, Series K068, Class A2	140,000	132,834
1.47%, 9/25/27, Series K740, Class A2	500,000	447,472
3.19%, 9/25/27, Series K069, Class A2^(a)	55,000	52,091
3.29%, 11/25/27, Series K071, Class A2	500,000	473,170
3.93%, 6/25/28, Series K079, Class A2	804,000	772,851
4.74%, 8/25/28, Series K508, Class A2^(a)	500,000	494,942
4.80%, 9/25/28, Series K507, Class A2^(a)	500,000	496,271
4.85%, 9/25/28, Series K509, Class A2	500,000	497,271
4.86%, 10/25/28, Series K511, Class A2	500,000	497,192
3.42%, 2/25/29, Series K090, Class A2	1,000,000	937,802
3.51%, 3/25/29, Series K091, Class A2	1,000,000	940,999
1.38%, 7/25/30, Series K116, Class A2	1,000,000	816,868
1.50%, 10/25/30, Series K120, Class A2	1,000,000	815,589
2.11%, 1/25/31, Series K127, Class A2	1,000,000	843,522
5.54%, 6/25/31, Series KF115, Class AS^(a)	296,170	293,405
2.13%, 11/25/31, Series K136, Class A2	1,000,000	828,141
5.56%, 12/25/31, Series KF128, Class AS^(a)	197,140	194,944
2.25%, 1/25/32, Series K140, Class A2	1,000,000	831,631
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,024,158
2.25%, 2/25/32, Series K141, Class A2	1,000,000	831,786
3.42%, 4/25/32, Series K154, Class A2	1,000,000	930,851
2.92%, 6/25/32, Series K146, Class A2	1,000,000	868,304
3.00%, 6/25/32, Series K147, Class A2^(a)	1,500,000	1,310,294
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	905,190
3.53%, 8/25/32, Series K149, Class A2	500,000	453,303
4.35%, 1/25/33, Series K154, Class A2^(a)	310,000	297,385
4.90%, 10/25/33, Series K-161, Class A2	500,000	498,811
5.15%, 12/25/33, Series K-162, Class A2	500,000	508,210
1.94%, 2/25/35, Series K1515, Class A2	480,000	361,666
2.36%, 10/25/36, Series K1522, Class A2	250,000	189,029
FREMF Mortgage Trust
3.60%, 4/25/48, Series 2015-K45, Class B^(a)(d)	100,000	98,291
4.05%, 4/25/48, Series 2016-K54, Class B^(a)(d)	590,000	572,075
4.21%, 6/25/51, Series 2018-K76, Class B^(a)(d)	205,000	193,570
Government National Mortgage Association 3.50%, 3/16/47, Series 2011-127, Class C^(a)	9,692	9,595
JP Morgan Chase Commercial Mortgage Securities Trust 3.46%, 8/15/49, Series 2016-JP2, Class B	1,000,000	856,703
JPMBB Commercial Mortgage Securities Trust 3.78%, 8/15/47, Series 2014-C21, Class A5	50,063	49,329
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,144,129
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	610,237
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B^(a)	200,000	191,038
4.20%, 4/15/48, Series 2015-C22, Class C^(a)	412,451	377,859
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	910,464
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,738,985
MSCG Trust 3.46%, 6/7/35, Series 2015-ALDR, Class A2^(a)(d)	412,000	381,108
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	412,451	390,859
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	653,684	637,092
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	96,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $45,767,088)		$44,992,914
MUNICIPAL BONDS - 0.3%
United States - 0.3%
Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	$1,295,000	1,410,378
New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	195,000	221,018
Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	901,804
State of California 7.55%, 4/1/39	275,000	329,112
State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,394,877
TOTAL MUNICIPAL BONDS (Cost: $4,464,619)		4,257,189
ASSET-BACKED SECURITIES - 2.2%
United States - 2.2%
American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	500,000	490,294
3.75%, 8/15/27, Series 2022-3, Class A	260,000	254,937
5.23%, 4/16/29, Series 2024-1, Class A	2,000,000	2,009,852
AmeriCredit Automobile Receivables Trust 4.81%, 4/18/28, Series 2022-2, Class B	550,000	543,290
BA Credit Card Trust 5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,487,253
Capital One Multi-Asset Execution Trust 4.95%, 10/15/27, Series 2022-A3, Class A	830,000	825,090
CarMax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	300,000	289,931
4.69%, 2/15/28, Series 2022-3, Class B	171,000	168,162
5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,254,496
Chase Issuance Trust 5.16%, 9/15/28, Series 2023-A1, Class A	960,000	959,415
CNH Equipment Trust 5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	3,946,170
Discover Card Execution Note Trust
3.32%, 5/15/27, Series 2022-A2, Class A	75,000	73,484
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,958,867
Exeter Automobile Receivables Trust
0.98%, 6/15/26, Series 2021-2A, Class C	49,402	49,313
1.55%, 6/15/27, Series 2021-3A, Class D	1,400,000	1,326,247
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	749,455
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	749,362
Ford Credit Auto Owner Trust 3.88%, 11/15/34, Series 2022-1, Class A(d)	600,000	578,058
GM Financial Automobile Leasing Trust
4.33%, 5/20/26, Series 2022-2, Class C	500,000	496,197
5.09%, 5/20/27, Series 2023-2, Class A4	825,000	820,966
GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	119,188	116,880
0.54%, 5/17/27, Series 2021-1, Class A4	412,000	403,338
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	558,011
GM Financial Revolving Receivables Trust 1.17%, 6/12/34, Series 2021-1, Class A(d)	630,000	573,772
Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	412,000	402,750
5.21%, 7/18/30, Series 2024-2, Class A4	650,000	649,175
Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	142,945	139,955
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	569,236
Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	440,032	430,316
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	303,234
Santander Drive Auto Receivables Trust
4.72%, 6/15/27, Series 2022-6, Class B	1,000,000	992,576
5.63%, 11/15/28, Series 2024-2, Class A3	700,000	701,582
4.49%, 8/15/29, Series 2022-3, Class C	300,000	294,540
Synchrony Card Funding LLC 5.54%, 7/15/29, Series 2023-A1, Class A	585,000	586,697
Verizon Master Trust 5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	366,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

Investments	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust 1.02%, 6/22/26, Series 2021-1, Class A3	$172,242	$168,794
World Omni Auto Receivables Trust 0.81%, 10/15/26, Series 2021-D, Class A3	279,240	273,034
TOTAL ASSET-BACKED SECURITIES (Cost: $27,468,682)		27,560,895
TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $1,273,582,414)		1,257,958,249
Other Assets less Liabilities - 1.7%		22,189,669
NET ASSETS - 100.0%		$1,280,147,918

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2024.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security is in default on interest payments.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	334	9/30/24	$(68,036,844)	$(41,751)
10 Year U.S. Treasury Note	113	9/19/24	(12,294,047)	23,836
			$(80,330,891)	$(17,915)
Long Exposure
5 Year U.S. Treasury Note	643	9/30/24	$68,027,391	$(20,008)
U.S. Treasury Long Bond	9	9/19/24	1,044,562	(7,805)
U.S. Treasury Ultra Long Term Bond	266	9/19/24	32,568,375	(403,156)
Ultra 10 Year U.S. Treasury Note	40	9/19/24	4,481,250	(15,625)
			$106,121,578	$(446,594)
Total - Net			$25,790,687	$(464,509)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$233,763,589	$—	$233,763,589
U.S. Government Obligations	—	351,434,831	—	351,434,831
Corporate Bonds	—	523,510,612	—	523,510,612
Foreign Government Agencies	—	12,230,964	—	12,230,964
Foreign Government Obligations	—	50,679,659	—	50,679,659
Supranational Bonds	—	9,527,596	—	9,527,596
Commercial Mortgage-Backed Securities	—	44,992,914	—	44,992,914
Municipal Bonds	—	4,257,189	—	4,257,189
Asset-Backed Securities	—	27,560,895	—	27,560,895
Total Investments in Securities	$—	$1,257,958,249	$—	$1,257,958,249
Financial Derivative Instruments
Futures Contracts[1]	$23,836	$—	$—	$23,836
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(488,345)	$—	$—	$(488,345)
Total - Net	$(464,509)	$1,257,958,249	$—	$1,257,493,740
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 16.6%
Federal Farm Credit Bank - 0.8%
4.38%, 6/23/26	$500,000	$494,925
1.00%, 10/7/26	1,000,000	911,760
4.13%, 3/20/29	1,000,000	979,160
1.79%, 6/22/35	585,000	418,386
1.65%, 7/23/35	2,066,000	1,447,956
5.94%, 1/2/36	2,000,000	1,989,200
1.95%, 8/13/40	1,500,000	939,450
Total Federal Farm Credit Bank		7,180,837
Federal Home Loan Bank - 1.3%
1.25%, 12/21/26	300,000	274,965
3.00%, 3/10/28	165,000	155,684
5.63%, 3/14/36	1,710,000	1,824,502
5.50%, 7/15/36, Series 677	8,820,000	9,480,441
Total Federal Home Loan Bank		11,735,592
Federal Home Loan Mortgage Corporation - 3.0%
0.80%, 10/27/26	500,000	454,140
0.80%, 10/28/26	300,000	272,106
3.00%, 5/1/30	221,271	214,563
4.00%, 11/1/33	2,466	2,443
2.00%, 10/1/35	95,459	84,317
6.50%, 3/1/36	94,552	97,396
2.00%, 2/1/37	253,739	222,037
5.00%, 6/1/37	965	958
3.50%, 7/1/38	22,706	21,350
4.55%, 11/15/38, Series 1*(a)	5,727,000	2,749,991
4.69%, 11/15/38*(a)	6,500,000	3,122,665
5.50%, 2/1/40	4,162	4,215
5.00%, 3/1/41	124,301	123,353
5.50%, 6/1/41	1,901	1,924
5.00%, 7/1/41	3,547	3,516
3.00%, 7/1/43	505,398	445,767
3.50%, 1/1/44	406,782	370,340
3.50%, 8/1/45	286,018	258,580
4.00%, 9/1/45	39,663	36,827
4.00%, 10/1/45	42,645	39,652
4.00%, 12/1/45	75,438	70,044
4.50%, 4/1/46	262,496	252,951
3.00%, 6/1/46	36,910	32,000
3.00%, 9/1/46	113,234	99,874
3.50%, 9/1/46	62,632	56,175
3.00%, 10/1/46	47,697	41,669
3.50%, 11/1/46	8,837	7,926
4.00%, 1/1/47	74,056	68,736
3.50%, 4/1/47	102,237	91,465
4.00%, 5/1/47	43,095	39,824
3.50%, 9/1/47	101,567	90,993
4.00%, 10/1/47	125,192	115,544
4.50%, 10/1/47	29,734	28,426
3.50%, 11/1/47	238,150	213,187
4.00%, 9/1/48	42,425	39,180
5.00%, 3/1/49	10,703	10,486
4.50%, 5/1/49	50,806	48,329
4.00%, 7/1/49	506,350	467,266
4.50%, 7/1/49	26,013	24,745
3.50%, 8/1/49	268,688	239,775
2.50%, 9/1/49	274,636	224,851
3.00%, 10/1/49	491,612	422,477
5.00%, 10/1/49	230,583	225,622
5.50%, 10/1/49	196,710	199,017
3.00%, 2/1/50	344,601	295,733
3.00%, 5/1/50	51,617	44,082
2.50%, 6/1/50	329,330	270,511
2.50%, 7/1/50	233,940	192,416
2.00%, 9/1/50	113,545	88,517
2.50%, 10/1/50	212,055	175,174
2.00%, 1/1/51	129,466	100,768
2.50%, 1/1/51	719,062	581,947
4.50%, 1/1/51	66,857	63,691
1.50%, 2/1/51	382,198	282,055
1.50%, 4/1/51	441,911	325,343
2.00%, 4/1/51	953,283	741,606
2.50%, 4/1/51	43,324	35,013
2.00%, 5/1/51	590,919	459,247
2.50%, 5/1/51	455,834	368,739
2.50%, 9/1/51	813,427	659,925
1.50%, 10/1/51	196,110	144,289
3.50%, 10/1/51	261,380	229,945
2.00%, 11/1/51	1,280,143	991,387
2.00%, 12/1/51	397,482	307,885
2.50%, 12/1/51	95,124	76,976
2.00%, 1/1/52	100,787	77,991
2.50%, 1/1/52	291,739	236,504
3.50%, 1/1/52	64,781	56,960
2.50%, 2/1/52	330,552	269,338
2.00%, 3/1/52	1,440,984	1,117,057
2.50%, 4/1/52	754,119	614,674
3.00%, 4/1/52	264,897	223,190
2.00%, 5/1/52	296,115	232,483
3.00%, 6/1/52	306,035	259,550
3.50%, 6/1/52	249,173	218,702
4.50%, 7/1/52	44,492	41,710
3.00%, 8/1/52	46,652	39,456
4.00%, 8/1/52	22,869	20,762
4.50%, 8/1/52	395,923	371,125
3.00%, 9/1/52	345,069	290,338
4.50%, 9/1/52	606,235	568,294
5.00%, 9/1/52	69,340	67,074
4.50%, 10/1/52	220,928	207,937
5.00%, 10/1/52	89,084	85,957
5.00%, 11/1/52	135,168	130,372
4.50%, 12/1/52	161,361	151,171
5.00%, 12/1/52	48,601	46,895
4.00%, 1/1/53	23,472	21,309
4.50%, 1/1/53	191,247	179,199
5.00%, 2/1/53	130,460	125,679
5.50%, 3/1/53	55,131	54,285
5.00%, 4/1/53	350,416	337,275
5.00%, 5/1/53	47,515	45,733
5.00%, 6/1/53	95,833	92,422
5.00%, 9/1/53	293,389	282,386
5.50%, 9/1/53	379,859	373,845
6.00%, 9/1/53	256,687	257,045
6.50%, 9/1/53	90,184	91,683
2.50%, 10/1/53	73,221	59,312
6.00%, 10/1/53	47,092	47,158
6.50%, 10/1/53	45,746	46,506
5.50%, 11/1/53	672,872	662,166
6.00%, 11/1/53	499,153	500,477
6.50%, 11/1/53	229,693	233,510
6.50%, 12/1/53	232,112	235,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
6.50%, 1/1/54	$399,032	$405,663
Total Federal Home Loan Mortgage Corporation		27,451,113
Federal National Mortgage Association - 5.9%
4.00%, 9/1/25	112,435	111,117
2.13%, 4/24/26	1,500,000	1,425,645
1.88%, 9/24/26	300,000	280,905
2.50%, 11/1/30	158,477	149,075
2.50%, 1/1/32	395,673	370,922
3.00%, 5/1/32	118,083	110,918
6.00%, 12/1/32	132,902	134,132
2.50%, 1/1/33	157,094	148,356
5.50%, 10/1/35	18,676	18,874
2.00%, 12/1/36	30,592	26,757
5.50%, 4/1/37	88,661	89,357
5.63%, 7/15/37	4,320,000	4,692,643
5.50%, 1/1/38	22,995	23,029
5.00%, 5/1/38	6,150	6,088
4.50%, 6/1/38	21,043	20,525
5.50%, 6/1/38	50,398	50,936
6.21%, 8/6/38	2,170,000	2,487,666
5.50%, 11/1/38	1,265	1,278
5.00%, 9/1/39	105,480	104,310
6.00%, 7/1/41	198,402	205,020
4.00%, 10/1/41	417,744	391,476
4.00%, 11/1/41	42,359	39,693
4.50%, 1/1/42	86,145	83,244
6.00%, 1/1/42	154,227	159,365
4.00%, 9/1/42	157,838	147,708
2.50%, 2/1/43	129,222	109,893
2.50%, 5/1/43	41,807	35,596
3.50%, 7/1/43	252,251	229,717
3.00%, 8/1/43	301,412	265,507
3.00%, 9/1/43	357,324	314,750
4.50%, 9/1/43	12,383	11,965
3.50%, 10/1/43	96,831	87,939
4.50%, 5/1/44	17,218	16,574
4.00%, 6/1/44	28,772	26,756
4.00%, 7/1/44	193,621	180,058
4.50%, 2/1/45	31,461	30,283
3.50%, 6/1/45	2,527	2,271
4.00%, 6/1/45	262,347	243,959
4.00%, 9/1/45	32,735	30,395
3.00%, 12/1/45	37,350	32,392
4.00%, 1/1/46	66,752	61,983
3.50%, 2/1/46	26,882	24,274
3.50%, 5/1/46	99,903	89,474
3.00%, 6/1/46	30,658	26,542
4.00%, 7/1/46	29,914	27,728
2.50%, 9/1/46	14,814	12,421
2.50%, 10/1/46	19,013	15,942
3.00%, 10/1/46	178,628	154,650
3.00%, 11/1/46	67,582	58,510
2.50%, 12/1/46	33,966	28,481
3.00%, 12/1/46	93,602	81,061
3.50%, 12/1/46	363,554	325,603
2.50%, 1/1/47	42,380	35,536
3.50%, 1/1/47	91,094	81,585
5.50%, 1/1/47	171,833	173,437
3.00%, 5/1/47	459,853	401,497
4.50%, 5/1/47	205,820	198,113
4.00%, 6/1/47	147,577	136,481
3.50%, 7/1/47	782,088	710,817
4.00%, 7/1/47	48,741	45,076
5.00%, 7/1/47	109,179	108,094
4.00%, 8/1/47	69,513	64,150
4.00%, 9/1/47	97,713	90,182
4.50%, 9/1/47	91,437	87,295
4.00%, 10/1/47	378,082	348,944
3.50%, 1/1/48	125,923	112,656
4.50%, 1/1/48	52,103	49,743
3.00%, 2/1/48	78,446	67,879
3.50%, 2/1/48	392,364	351,024
5.00%, 5/1/48	38,464	37,669
3.00%, 8/1/48	325,120	284,192
4.00%, 9/1/48	115,041	106,109
5.00%, 10/1/48	336,416	332,686
3.00%, 11/1/48	831,624	721,243
3.50%, 11/1/48	157,010	140,467
5.00%, 3/1/49	6,956	6,802
4.00%, 4/1/49	10,490	9,665
4.00%, 5/1/49	7,010	6,449
4.50%, 5/1/49	106,783	101,578
3.50%, 6/1/49	164,586	147,245
3.50%, 7/1/49	54,007	48,005
3.00%, 10/1/49	395,690	337,698
3.00%, 12/1/49	393,687	335,940
3.00%, 3/1/50	601,995	515,186
4.00%, 3/1/50	285,014	262,858
5.00%, 3/1/50	81,206	79,429
4.50%, 4/1/50	428,271	407,560
2.50%, 5/1/50	1,492,320	1,230,934
3.50%, 5/1/50	458,817	411,665
2.00%, 7/1/50	759,416	598,341
3.50%, 7/1/50	151,789	135,944
3.00%, 8/1/50	353,060	301,028
2.00%, 9/1/50	2,011,298	1,567,968
2.00%, 10/1/50	2,134,976	1,682,012
1.50%, 11/1/50	225,510	166,144
3.00%, 11/1/50	287,624	247,151
4.00%, 11/1/50	201,426	185,581
1.50%, 12/1/50	1,144,073	843,205
2.00%, 12/1/50	3,654,078	2,855,062
2.00%, 1/1/51	79,509	61,860
2.50%, 2/1/51	549,593	454,580
2.00%, 3/1/51	1,226,454	952,852
2.50%, 5/1/51	476,627	385,378
2.00%, 7/1/51	217,244	169,291
2.50%, 8/1/51	401,866	328,413
2.00%, 9/1/51	1,568,279	1,215,016
2.50%, 9/1/51	170,774	138,716
1.50%, 10/1/51	71,285	52,448
2.00%, 10/1/51	2,410,767	1,869,983
2.50%, 10/1/51	2,482,374	2,014,560
2.50%, 11/1/51	115,748	95,449
2.00%, 12/1/51	124,787	97,773
2.50%, 12/1/51	268,289	218,772
3.00%, 12/1/51	164,519	140,387
2.00%, 1/1/52	568,442	443,138
2.50%, 1/1/52	911,279	744,170
3.00%, 1/1/52	269,358	226,663
2.00%, 2/1/52	903,941	699,752
2.50%, 2/1/52	2,169,041	1,768,524
3.00%, 2/1/52	1,158,594	984,853
2.00%, 3/1/52	363,876	281,014
2.50%, 3/1/52	1,417,969	1,153,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 3/1/52	$141,515	$120,237
1.50%, 4/1/52	234,732	172,741
2.00%, 4/1/52	120,829	94,261
2.50%, 4/1/52	81,464	66,121
3.50%, 4/1/52	138,306	122,935
2.00%, 5/1/52	350,396	271,250
2.50%, 5/1/52	417,085	342,229
3.00%, 5/1/52	738,313	626,321
3.50%, 5/1/52	134,354	117,979
4.00%, 5/1/52	621,485	564,721
2.50%, 6/1/52	182,611	147,713
3.50%, 6/1/52	527,693	464,366
2.50%, 7/1/52	69,380	56,180
3.50%, 7/1/52	93,407	82,019
4.50%, 7/1/52	88,726	83,233
3.50%, 8/1/52	185,069	162,577
4.00%, 8/1/52	226,612	207,285
4.50%, 8/1/52	66,711	62,529
2.50%, 9/1/52	68,017	55,076
4.00%, 9/1/52	227,569	206,955
5.00%, 9/1/52	349,854	337,424
2.00%, 10/1/52	107,533	83,244
4.00%, 10/1/52	36,136	33,106
5.00%, 10/1/52	175,564	169,402
4.00%, 1/1/53	326,766	296,654
4.50%, 1/1/53	94,495	88,528
5.50%, 1/1/53	111,416	109,855
5.00%, 2/1/53	45,909	44,784
5.50%, 2/1/53	272,842	269,148
3.00%, 3/1/53	85,302	71,839
4.00%, 3/1/53	47,655	43,263
5.00%, 4/1/53	23,140	22,272
6.00%, 4/1/53	66,755	66,848
4.50%, 6/1/53	115,914	109,609
5.00%, 6/1/53	143,527	138,143
5.50%, 7/1/53	93,800	92,386
6.00%, 7/1/53	407,044	407,611
5.00%, 8/1/53	24,110	23,231
5.50%, 8/1/53	47,057	46,315
6.00%, 8/1/53	46,085	46,149
5.00%, 10/1/53	33,903	32,632
5.50%, 11/1/53	458,060	450,773
6.50%, 11/1/53	45,959	46,723
4.00%, 12/1/53	72,658	66,707
4.50%, 12/1/53	73,695	69,019
6.50%, 1/1/54	48,726	49,875
6.00%, 2/1/54	24,197	24,360
5.50%, 3/1/54	73,352	72,183
Total Federal National Mortgage Association		52,808,313
Tennessee Valley Authority - 5.2%
4.65%, 6/15/35	3,370,000	3,319,315
5.88%, 4/1/36	8,860,000	9,655,805
6.15%, 1/15/38	248,000	276,158
5.50%, 6/15/38	1,580,000	1,666,900
5.25%, 9/15/39	10,248,000	10,533,714
3.50%, 12/15/42	4,799,000	3,914,640
4.88%, 1/15/48	2,824,000	2,749,277
4.25%, 9/15/52	1,650,000	1,427,597
5.38%, 4/1/56	5,297,000	5,512,376
4.63%, 9/15/60	3,610,000	3,283,187
4.25%, 9/15/65	5,035,000	4,228,745
Total Tennessee Valley Authority		46,567,714
Uniform Mortgage-Backed Securities - 0.4%
5.00%, 6/1/54(b)	300,000	288,709
5.50%, 6/1/54(b)	800,000	787,047
6.00%, 6/1/54(b)	975,000	976,126
6.50%, 6/1/54(b)	650,000	660,754
7.00%, 6/1/54(b)	600,000	616,467
5.00%, 7/1/54(b)	50,000	48,119
5.50%, 7/1/54(b)	250,000	245,910
6.00%, 7/1/54(b)	200,000	200,148
6.50%, 7/1/54(b)	100,000	101,591
Total Uniform Mortgage-Backed Securities		3,924,871
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $176,198,736)		149,668,440
U.S. GOVERNMENT OBLIGATIONS - 22.3%
U.S. Treasury Bonds - 2.6%
4.50%, 2/15/36	225,000	226,986
4.38%, 2/15/38	170,000	167,995
4.25%, 5/15/39	230,000	222,381
4.50%, 8/15/39	100,000	99,273
4.63%, 2/15/40	100,000	100,445
4.38%, 5/15/40	165,000	160,849
1.13%, 8/15/40	495,000	297,232
3.88%, 8/15/40	103,000	94,285
1.38%, 11/15/40	385,000	239,873
4.25%, 11/15/40	285,000	272,576
4.38%, 5/15/41	200,000	193,719
1.75%, 8/15/41	175,000	114,201
3.75%, 8/15/41	194,000	173,191
2.00%, 11/15/41	950,000	644,293
3.13%, 11/15/41	625,000	508,789
2.38%, 2/15/42	950,000	683,777
3.13%, 2/15/42	265,000	214,898
3.00%, 5/15/42	360,000	285,328
3.25%, 5/15/42	115,000	94,632
3.38%, 8/15/42	950,000	793,918
3.88%, 2/15/43	400,000	357,813
2.88%, 5/15/43	150,000	115,219
3.88%, 5/15/43	550,000	491,047
4.38%, 8/15/43	300,000	286,641
4.75%, 11/15/43	500,000	501,484
3.63%, 2/15/44	490,000	420,175
4.50%, 2/15/44	500,000	485,430
3.00%, 11/15/44	850,000	656,426
2.50%, 2/15/45	550,000	387,750
3.00%, 11/15/45	405,000	310,363
2.50%, 2/15/46	470,000	327,495
2.50%, 5/15/46	60,000	41,691
2.25%, 8/15/46	525,000	345,967
2.88%, 11/15/46	440,000	326,597
3.00%, 2/15/47	645,000	488,739
3.00%, 5/15/47	800,000	605,125
2.75%, 11/15/47	460,000	330,409
3.00%, 2/15/48	850,000	638,961
3.13%, 5/15/48	295,000	226,689
3.00%, 8/15/48	795,000	595,939
3.38%, 11/15/48	365,000	292,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 2/15/49	$510,000	$381,424
2.88%, 5/15/49	680,000	495,603
2.25%, 8/15/49	690,000	439,606
2.38%, 11/15/49	550,000	359,949
2.00%, 2/15/50	355,000	212,334
1.25%, 5/15/50	108,000	52,625
1.38%, 8/15/50	280,000	140,897
1.63%, 11/15/50	450,000	242,191
1.88%, 2/15/51	520,000	298,634
2.38%, 5/15/51	950,000	616,016
2.00%, 8/15/51	770,000	454,781
1.88%, 11/15/51	690,000	393,623
2.25%, 2/15/52	925,000	579,426
2.88%, 5/15/52	270,000	194,885
3.00%, 8/15/52	520,000	385,288
4.00%, 11/15/52	800,000	718,625
3.63%, 2/15/53	1,000,000	837,734
3.63%, 5/15/53	900,000	754,102
4.13%, 8/15/53	975,000	894,563
4.75%, 11/15/53	230,000	234,420
4.25%, 2/15/54	1,000,000	938,203
Total U.S. Treasury Bonds		23,446,300
U.S. Treasury Notes - 19.7%
2.88%, 6/15/25	1,000,000	976,953
4.63%, 6/30/25	1,000,000	994,531
3.00%, 7/15/25	2,000,000	1,954,023
4.75%, 7/31/25	2,000,000	1,991,797
3.13%, 8/15/25	1,000,000	977,148
0.25%, 10/31/25	100,000	93,547
2.25%, 11/15/25	1,535,000	1,475,639
4.50%, 11/15/25	500,000	496,230
0.38%, 11/30/25	1,065,000	994,714
4.88%, 11/30/25	1,250,000	1,247,314
4.00%, 12/15/25	705,000	694,521
0.38%, 12/31/25	1,400,000	1,302,875
2.63%, 12/31/25	250,000	241,064
3.88%, 1/15/26	855,000	840,238
0.38%, 1/31/26	1,746,400	1,619,684
2.63%, 1/31/26	1,000,000	962,773
4.25%, 1/31/26	3,000,000	2,965,723
1.63%, 2/15/26	1,900,000	1,797,727
4.00%, 2/15/26	916,000	901,759
0.50%, 2/28/26	2,500,000	2,316,602
4.63%, 2/28/26	3,000,000	2,984,121
4.63%, 3/15/26	1,075,000	1,069,478
0.75%, 3/31/26	2,000,000	1,856,289
2.25%, 3/31/26	175,000	166,968
4.50%, 3/31/26	3,000,000	2,978,437
3.75%, 4/15/26	2,211,000	2,165,916
0.75%, 4/30/26	2,400,000	2,221,219
1.63%, 5/15/26	2,170,000	2,039,800
3.63%, 5/15/26	2,000,000	1,953,750
0.75%, 5/31/26	3,050,000	2,814,161
2.13%, 5/31/26	1,000,000	948,477
4.88%, 5/31/26	3,000,000	3,000,469
4.13%, 6/15/26	2,322,000	2,289,256
0.88%, 6/30/26	1,500,000	1,384,219
1.88%, 6/30/26	850,000	800,760
4.50%, 7/15/26	1,300,000	1,291,266
0.63%, 7/31/26	2,500,000	2,287,500
1.88%, 7/31/26	1,170,000	1,100,074
1.50%, 8/15/26	1,624,000	1,512,667
4.38%, 8/15/26	652,000	645,938
0.75%, 8/31/26	3,175,000	2,904,009
1.38%, 8/31/26	335,000	310,817
0.88%, 9/30/26	1,475,000	1,349,855
1.63%, 9/30/26	100,000	93,148
1.13%, 10/31/26	1,000,000	917,813
2.00%, 11/15/26	500,000	468,496
1.25%, 11/30/26	1,315,000	1,207,848
4.38%, 12/15/26	515,000	510,534
1.25%, 12/31/26	3,000,000	2,750,391
1.75%, 12/31/26	620,000	575,752
1.50%, 1/31/27	4,000,000	3,681,406
2.25%, 2/15/27	2,500,000	2,346,289
4.13%, 2/15/27	1,448,000	1,426,789
1.13%, 2/28/27	2,500,000	2,273,047
1.88%, 2/28/27	3,250,000	3,015,645
4.25%, 3/15/27	2,000,000	1,977,266
0.63%, 3/31/27	2,390,000	2,136,343
2.50%, 3/31/27	2,000,000	1,885,859
0.50%, 4/30/27	2,300,000	2,042,238
2.75%, 4/30/27	3,350,000	3,176,350
2.38%, 5/15/27	2,240,000	2,100,000
0.50%, 5/31/27	1,460,000	1,291,929
2.63%, 5/31/27	2,315,000	2,184,329
0.50%, 6/30/27	1,615,000	1,425,364
3.25%, 6/30/27	1,500,000	1,440,586
0.38%, 7/31/27	1,245,000	1,090,542
2.75%, 7/31/27	2,000,000	1,889,375
2.25%, 8/15/27	1,095,000	1,017,751
0.50%, 8/31/27	666,700	584,560
3.13%, 8/31/27	2,000,000	1,909,766
0.38%, 9/30/27	860,000	748,536
4.13%, 9/30/27	1,870,000	1,841,293
0.50%, 10/31/27	835,000	727,689
4.13%, 10/31/27	1,000,000	984,414
2.25%, 11/15/27	540,000	499,795
0.63%, 11/30/27	1,762,400	1,538,314
3.88%, 11/30/27	1,000,000	976,367
0.63%, 12/31/27	1,250,000	1,087,744
3.88%, 12/31/27	800,000	781,031
0.75%, 1/31/28	1,440,000	1,255,388
3.50%, 1/31/28	1,900,000	1,830,309
2.75%, 2/15/28	650,000	609,426
1.13%, 2/29/28	3,821,600	3,370,771
4.00%, 2/29/28	1,000,000	979,883
1.25%, 3/31/28	600,000	530,461
3.63%, 3/31/28	2,500,000	2,416,895
1.25%, 4/30/28	1,515,000	1,336,455
2.88%, 5/15/28	590,000	554,323
1.25%, 5/31/28	1,625,000	1,430,063
1.25%, 6/30/28	2,000,000	1,755,938
1.00%, 7/31/28	3,500,000	3,033,242
2.88%, 8/15/28	950,000	889,660
1.13%, 8/31/28	4,000,000	3,476,719
1.25%, 9/30/28	2,145,000	1,870,591
3.13%, 11/15/28	800,000	754,906
1.50%, 11/30/28	2,360,000	2,071,822
4.38%, 11/30/28	2,000,000	1,987,812
1.38%, 12/31/28	2,500,000	2,177,734
3.75%, 12/31/28	3,247,000	3,143,375
1.75%, 1/31/29	2,535,000	2,242,485
4.00%, 1/31/29	2,710,000	2,651,142
2.63%, 2/15/29	3,000,000	2,761,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
2.38%, 3/31/29	$2,000,000	$1,815,938
4.13%, 3/31/29	3,000,000	2,949,727
2.88%, 4/30/29	1,500,000	1,392,715
4.63%, 4/30/29	3,000,000	3,015,117
2.38%, 5/15/29	2,000,000	1,812,422
2.75%, 5/31/29	2,000,000	1,843,984
4.50%, 5/31/29	2,000,000	2,000,547
Total U.S. Treasury Notes		177,486,046
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $208,395,039)		200,932,346
CORPORATE BONDS - 46.3%
Australia - 0.2%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	260,000	258,323
6.42%, 3/1/26	100,000	101,817
4.13%, 2/24/42	98,000	83,049
5.50%, 9/8/53	300,000	296,631
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	108,000	116,603
2.75%, 11/2/51	100,000	62,201
Rio Tinto Finance USA PLC
4.13%, 8/21/42	250,000	211,205
Westpac Banking Corp.
2.96%, 11/16/40(c)	195,000	136,149
3.13%, 11/18/41	498,000	350,229
Total Australia		1,616,207
Austria - 0.0%
Suzano Austria GmbH
5.00%, 1/15/30	242,000	227,778
Belgium - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	772,000	710,032
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	465,000	461,768
5.00%, 6/15/34	350,000	344,141
4.35%, 6/1/40	500,000	440,170
5.55%, 1/23/49	400,000	400,980
5.80%, 1/23/59	300,000	311,286
Total Belgium		2,668,377
Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	115,107
Brazil - 0.2%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	233,028
Suzano International Finance BV
5.50%, 1/17/27	185,000	183,466
Vale Overseas Ltd.
6.25%, 8/10/26	129,000	131,343
3.75%, 7/8/30	483,000	434,236
6.88%, 11/21/36	127,000	134,769
Vale SA 5.63%, 9/11/42	184,000	177,844
Total Brazil		1,294,686
Canada - 1.9%
Bank of Montreal
5.92%, 9/25/25	500,000	502,980
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(d)	554,000	515,342
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	288,000	269,289
Bank of Nova Scotia
4.75%, 2/2/26	750,000	742,177
1.30%, 9/15/26	132,000	120,560
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(d)	260,000	233,410
Barrick Gold Corp.
5.25%, 4/1/42	200,000	193,162
Barrick North America Finance LLC
5.75%, 5/1/43	93,000	93,564
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	25,000	25,275
Bell Canada
4.46%, 4/1/48	350,000	291,991
3.20%, 2/15/52, Series US-6	165,000	108,341
Brookfield Finance, Inc.
4.25%, 6/2/26	250,000	244,813
5.97%, 3/4/54	300,000	300,177
Canadian Imperial Bank of Commerce
3.95%, 8/4/25	500,000	491,415
Canadian National Railway Co.
6.90%, 7/15/28	335,000	359,465
4.45%, 1/20/49	150,000	130,776
Canadian Natural Resources Ltd.
3.85%, 6/1/27	173,000	165,964
2.95%, 7/15/30	65,000	56,740
6.50%, 2/15/37	154,000	160,539
4.95%, 6/1/47	222,000	195,027
Canadian Pacific Railway Co.
2.88%, 11/15/29	138,000	123,197
7.13%, 10/15/31	330,000	367,366
4.80%, 9/15/35	95,000	90,235
3.00%, 12/2/41	240,000	208,130
4.30%, 5/15/43	125,000	105,699
3.50%, 5/1/50	69,000	49,692
4.20%, 11/15/69	315,000	240,011
6.13%, 9/15/2115	135,000	136,906
Cenovus Energy, Inc.
2.65%, 1/15/32	231,000	190,185
5.25%, 6/15/37	102,000	96,368
3.75%, 2/15/52	194,000	138,258
CI Financial Corp.
3.20%, 12/17/30	228,000	178,697
4.10%, 6/15/51	170,000	108,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Emera U.S. Finance LP 4.75%, 6/15/46	$173,000	$140,185
Enbridge, Inc.
4.25%, 12/1/26	25,000	24,360
3.13%, 11/15/29	151,000	136,009
5.70%, 3/8/33	500,000	502,045
4.50%, 6/10/44	200,000	166,276
4.00%, 11/15/49	200,000	151,308
5.95%, 4/5/54	500,000	498,050
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	153,871
6.35%, 3/22/54(e)	350,000	352,506
Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	12,184
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	25,000	23,934
5.38%, 3/4/46	56,000	54,009
Nutrien Ltd.
4.00%, 12/15/26	84,000	81,304
4.13%, 3/15/35	39,000	34,737
5.88%, 12/1/36	95,000	97,274
5.25%, 1/15/45	394,000	364,635
5.80%, 3/27/53	125,000	124,348
Rogers Communications, Inc.
3.20%, 3/15/27	300,000	283,914
4.50%, 3/15/43	110,000	92,435
5.00%, 3/15/44(c)	143,000	128,215
4.30%, 2/15/48	81,000	64,016
4.35%, 5/1/49	327,000	259,576
4.55%, 3/15/52	234,000	190,869
Royal Bank of Canada
1.20%, 4/27/26	500,000	463,235
3.63%, 5/4/27	300,000	288,078
6.00%, 11/1/27	787,000	806,769
Suncor Energy, Inc.
5.95%, 12/1/34	71,000	72,913
6.80%, 5/15/38	123,000	131,551
6.50%, 6/15/38	265,000	277,643
4.00%, 11/15/47	95,000	71,626
Teck Resources Ltd. 6.00%, 8/15/40	256,000	254,246
TELUS Corp.
3.70%, 9/15/27	130,000	123,795
4.60%, 11/16/48	140,000	117,116
Thomson Reuters Corp. 5.65%, 11/23/43	90,000	88,686
Toronto-Dominion Bank
3.77%, 6/6/25	260,000	255,603
5.10%, 1/9/26	250,000	249,165
2.80%, 3/10/27	250,000	234,275
4.11%, 6/8/27	677,000	656,304
4.69%, 9/15/27	220,000	216,324
TransCanada PipeLines Ltd.
4.88%, 1/15/26	500,000	495,495
4.75%, 5/15/38	460,000	418,122
7.25%, 8/15/38	125,000	140,954
6.10%, 6/1/40	70,000	71,113
5.10%, 3/15/49	188,000	170,193
Total Canada		16,773,611
Chile - 0.0%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	205,000	191,944
Enel Chile SA 4.88%, 6/12/28	20,000	19,362
Total Chile		211,306
China - 0.1%
NXP BV/NXP Funding LLC
5.35%, 3/1/26	139,000	138,608
5.55%, 12/1/28	57,000	57,501
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 6/18/26	95,000	92,225
4.30%, 6/18/29	247,000	236,224
2.65%, 2/15/32	210,000	173,718
3.25%, 5/11/41	100,000	73,122
3.13%, 2/15/42	110,000	77,861
Total China		849,259
France - 0.1%
Lafarge SA 7.13%, 7/15/36	90,000	98,709
Orange SA
9.00%, 3/1/31	342,000	409,572
5.50%, 2/6/44	145,000	141,883
TotalEnergies Capital SA
3.88%, 10/11/28	193,000	185,079
5.49%, 4/5/54	400,000	395,676
Total France		1,230,919
Germany - 0.3%
Deutsche Bank AG
4.10%, 1/13/26	140,000	136,643
6.12%, 7/14/26, (6.119% fixed rate until 7/14/25; Secured Overnight Financing Rate + 3.19% thereafter)(d)	500,000	500,805
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(d)	500,000	499,100
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	335,000	294,964
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(d)	245,000	206,758
7.08%, 2/10/34, (7.079% fixed rate until 11/10/32; Secured Overnight Financing Rate + 3.65% thereafter)(d)	200,000	205,422
Deutsche Telekom International Finance BV
8.75%, 6/15/30	336,000	392,018
9.25%, 6/1/32	133,000	165,176
Total Germany		2,400,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 1/30/26	$750,000	$704,235
3.65%, 7/21/27	210,000	198,603
3.00%, 10/29/28	394,000	355,932
3.40%, 10/29/33	286,000	238,098
3.85%, 10/29/41	250,000	194,985
Smurfit Kappa Treasury ULC 5.44%, 4/3/34(e)	500,000	491,980
Total Ireland		2,183,833
Japan - 0.8%
Mitsubishi UFJ Financial Group, Inc.
1.41%, 7/17/25	510,000	487,458
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(d)	400,000	368,856
3.29%, 7/25/27	255,000	241,090
3.74%, 3/7/29	226,000	212,555
Mizuho Financial Group, Inc.
1.23%, 5/22/27, (1.234% fixed rate until 5/22/26; 1-year Constant Maturity Treasury Rate + 0.67% thereafter)(d)	410,000	377,713
4.02%, 3/5/28	200,000	191,798
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(d)	400,000	400,592
5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(d)	200,000	199,312
Nomura Holdings, Inc.
5.71%, 1/9/26	500,000	500,180
3.10%, 1/16/30	464,000	408,199
6.09%, 7/12/33(c)	500,000	520,610
ORIX Corp. 3.70%, 7/18/27	90,000	85,785
Sumitomo Mitsui Financial Group, Inc.
5.46%, 1/13/26	650,000	650,279
1.40%, 9/17/26	500,000	457,955
5.52%, 1/13/28	200,000	202,018
3.54%, 1/17/28	105,000	99,229
2.47%, 1/14/29	500,000	442,885
3.20%, 9/17/29	246,000	221,722
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	294,424
3.03%, 7/9/40	205,000	150,204
3.18%, 7/9/50	483,000	324,938
Total Japan		6,837,802
Luxembourg - 0.0%
ArcelorMittal SA
6.80%, 11/29/32(c)	166,000	176,929
6.75%, 3/1/41	150,000	155,358
Total Luxembourg		332,287
Mexico - 0.1%
America Movil SAB de CV
3.63%, 4/22/29	239,000	222,086
6.38%, 3/1/35	250,000	267,925
Grupo Televisa SAB 6.63%, 1/15/40	290,000	288,825
Southern Copper Corp.
6.75%, 4/16/40	210,000	230,024
5.25%, 11/8/42	38,000	35,409
5.88%, 4/23/45	242,000	240,529
Total Mexico		1,284,798
Netherlands - 0.2%
Cooperatieve Rabobank UA
3.75%, 7/21/26	435,000	418,261
5.25%, 8/4/45	320,000	306,842
ING Groep NV 1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(d)	750,000	700,027
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	90,000	89,458
Total Netherlands		1,514,588
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(d)	400,000	400,236
Banco Santander SA
5.15%, 8/18/25	750,000	743,617
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(d)	400,000	365,644
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	400,000	384,148
5.59%, 8/8/28	400,000	402,476
6.92%, 8/8/33	400,000	421,216
Telefonica Emisiones SA
7.05%, 6/20/36	135,000	146,771
5.21%, 3/8/47	350,000	312,123
5.52%, 3/1/49	485,000	450,410
Telefonica Europe BV 8.25%, 9/15/30	160,000	180,949
Total Spain		3,807,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Switzerland - 0.2%
UBS AG
1.25%, 8/7/26	$270,000	$246,707
7.50%, 2/15/28	250,000	267,120
4.50%, 6/26/48	300,000	264,003
UBS Group AG
4.55%, 4/17/26	250,000	245,810
4.88%, 5/15/45	290,000	264,840
Total Switzerland		1,288,480
United Kingdom - 2.0%
Astrazeneca Finance LLC
1.20%, 5/28/26	350,000	323,971
4.88%, 3/3/28	500,000	497,765
5.00%, 2/26/34	300,000	296,469
AstraZeneca PLC
0.70%, 4/8/26	250,000	230,638
4.38%, 8/17/48	100,000	86,236
Barclays PLC
4.38%, 1/12/26	250,000	245,025
7.33%, 11/2/26, (7.325% fixed rate until 11/2/25; 1-year Constant Maturity Treasury Rate + 3.05% thereafter)(d)	582,000	593,343
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(d)	250,000	250,213
4.84%, 5/9/28	355,000	342,802
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; Secured Overnight Financing Rate + 2.166% thereafter)(d)	230,000	224,906
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.318% thereafter)(d)	247,000	237,495
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(d)	275,000	274,604
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(d)	650,000	689,969
5.25%, 8/17/45(c)	105,500	100,946
4.95%, 1/10/47	563,000	509,250
BAT Capital Corp.
2.26%, 3/25/28	310,000	276,687
3.46%, 9/6/29	162,000	147,235
4.91%, 4/2/30	53,000	51,512
4.39%, 8/15/37	345,000	291,342
4.76%, 9/6/49	260,000	206,021
7.08%, 8/2/53	500,000	538,530
BAT International Finance PLC 1.67%, 3/25/26	787,000	735,263
British Telecommunications PLC
5.13%, 12/4/28(c)	125,000	124,156
9.63%, 12/15/30	296,000	359,960
CNH Industrial NV 3.85%, 11/15/27	89,000	85,332
Diageo Capital PLC 5.50%, 1/24/33	260,000	265,598
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	21,000	20,249
HSBC Holdings PLC
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(d)	300,000	294,591
4.76%, 6/9/28, (4.755% fixed rate until 6/9/27; Secured Overnight Financing Rate + 2.11% thereafter)(d)	600,000	587,718
6.16%, 3/9/29, (6.161% fixed rate until 3/9/28; Secured Overnight Financing Rate + 1.97% thereafter)(d)	500,000	510,850
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(d)	390,000	376,584
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter)(d)	750,000	698,572
6.50%, 5/2/36	525,000	553,907
6.50%, 9/15/37	604,000	632,823
6.80%, 6/1/38	200,000	214,118
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(d)	250,000	264,380
5.25%, 3/14/44	200,000	187,462
Lloyds Banking Group PLC
5.99%, 8/7/27, (5.985% fixed rate until 8/7/26; 1-year Constant Maturity Treasury Rate + 1.48% thereafter)(d)	400,000	402,192
3.75%, 3/18/28, (3.75% fixed rate until 3/18/27; 1-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	500,000	477,805
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.469% thereafter)(d)	510,000	478,217
3.37%, 12/14/46, (3.369% fixed rate until 9/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(d)	200,000	139,062
4.34%, 1/9/48	344,000	270,098
National Grid PLC 5.42%, 1/11/34	400,000	390,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(d)	$500,000	$461,995
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 2.018% thereafter)(d)	211,000	205,752
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 2.169% thereafter)(d)	500,000	490,200
nVent Finance SARL 4.55%, 4/15/28	84,000	81,573
RELX Capital, Inc.
4.00%, 3/18/29	171,000	163,286
3.00%, 5/22/30	255,000	227,021
Reynolds American, Inc.
5.70%, 8/15/35	290,000	284,812
5.85%, 8/15/45	326,000	303,897
Santander U.K. Group Holdings PLC 6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(d)	250,000	253,628
Unilever Capital Corp. 2.90%, 5/5/27	410,000	388,598
Vodafone Group PLC
7.88%, 2/15/30	164,000	185,195
5.00%, 5/30/38	250,000	239,810
5.25%, 5/30/48	452,000	420,428
4.88%, 6/19/49	233,000	203,183
Total United Kingdom		18,393,570
United States - 39.3%
3M Co.
2.88%, 10/15/27	250,000	232,322
3.88%, 6/15/44	200,000	155,012
3.63%, 10/15/47	111,000	80,745
AbbVie, Inc.
2.95%, 11/21/26	65,000	61,761
4.80%, 3/15/27	500,000	497,110
4.25%, 11/14/28	166,000	161,488
5.05%, 3/15/34	200,000	197,884
4.50%, 5/14/35	250,000	234,505
4.05%, 11/21/39	180,000	155,306
5.35%, 3/15/44	350,000	344,921
4.75%, 3/15/45	73,000	66,462
4.45%, 5/14/46	162,000	140,622
4.25%, 11/21/49	431,000	358,295
5.40%, 3/15/54	250,000	246,717
5.50%, 3/15/64	100,000	98,343
ACE Capital Trust II 9.70%, 4/1/30	100,000	118,800
Adobe, Inc. 2.15%, 2/1/27	450,000	418,981
Adventist Health System 2.95%, 3/1/29	120,000	107,254
AEP Texas, Inc.
3.95%, 6/1/28	120,000	113,615
5.40%, 6/1/33	250,000	243,522
3.80%, 10/1/47	25,000	17,891
3.45%, 5/15/51	265,000	174,532
AES Corp. 2.45%, 1/15/31	122,000	100,246
Aetna, Inc.
6.63%, 6/15/36	119,000	126,954
4.13%, 11/15/42	60,000	47,594
4.75%, 3/15/44	120,000	102,266
3.88%, 8/15/47	132,000	96,751
Agilent Technologies, Inc. 2.30%, 3/12/31	214,000	177,682
Air Lease Corp.
3.63%, 4/1/27	186,000	177,325
2.10%, 9/1/28	94,000	82,172
4.63%, 10/1/28	207,000	200,438
5.10%, 3/1/29(c)	350,000	345,359
Air Products & Chemicals, Inc. 2.80%, 5/15/50	79,000	50,626
Alabama Power Co. 3.70%, 12/1/47, Series B	200,000	151,928
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	90,805
3.38%, 8/15/31	310,000	272,667
5.25%, 5/15/36	200,000	192,230
4.00%, 2/1/50	35,000	25,908
3.00%, 5/18/51	150,000	90,804
3.55%, 3/15/52	60,000	40,418
5.63%, 5/15/54	200,000	189,228
Allstate Corp.
3.28%, 12/15/26	98,000	93,382
5.25%, 3/30/33	200,000	198,738
4.20%, 12/15/46	200,000	161,082
Ally Financial, Inc. 8.00%, 11/1/31	250,000	274,920
Altria Group, Inc.
4.80%, 2/14/29	496,000	486,804
3.40%, 2/4/41	920,000	659,870
5.38%, 1/31/44(c)	225,000	213,903
3.88%, 9/16/46	327,000	237,451
5.95%, 2/14/49(c)	112,000	109,525
3.70%, 2/4/51	520,000	350,480
Amcor Flexibles North America, Inc. 2.69%, 5/25/31	335,000	279,862
Ameren Corp.
3.65%, 2/15/26	2,000	1,939
1.75%, 3/15/28	222,000	195,258
Ameren Illinois Co. 4.50%, 3/15/49	200,000	172,316
American Electric Power Co., Inc. 3.25%, 3/1/50	40,000	26,306
American Express Co.
3.95%, 8/1/25	510,000	501,621
4.90%, 2/13/26	524,000	520,484
2.55%, 3/4/27	500,000	466,015
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(d)	200,000	198,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
American Homes 4 Rent LP
4.25%, 2/15/28	$87,000	$83,151
4.90%, 2/15/29	141,000	137,127
American Honda Finance Corp.
1.00%, 9/10/25	160,000	151,454
4.70%, 1/12/28	300,000	297,189
American International Group, Inc.
3.88%, 1/15/35	212,000	187,889
4.80%, 7/10/45	200,000	181,288
4.38%, 6/30/50	256,000	213,555
American National Group, Inc. 5.00%, 6/15/27	50,000	48,526
American Tower Corp.
1.60%, 4/15/26	547,000	509,613
3.55%, 7/15/27	175,000	165,818
1.50%, 1/31/28	181,000	157,801
3.80%, 8/15/29	239,000	221,307
2.90%, 1/15/30	415,000	364,050
2.30%, 9/15/31	200,000	162,188
3.10%, 6/15/50	195,000	125,334
2.95%, 1/15/51	226,000	140,586
American Water Capital Corp.
2.95%, 9/1/27	736,000	689,043
3.75%, 9/1/28	34,000	32,365
4.45%, 6/1/32	250,000	238,297
4.00%, 12/1/46	78,000	62,365
4.20%, 9/1/48	280,000	228,497
Amgen, Inc.
2.20%, 2/21/27	135,000	124,837
2.45%, 2/21/30	424,000	367,485
2.00%, 1/15/32	45,000	36,031
3.35%, 2/22/32	481,000	424,054
4.20%, 3/1/33	550,000	507,232
5.25%, 3/2/33	750,000	744,667
5.60%, 3/2/43	250,000	247,755
4.40%, 5/1/45	786,000	663,659
4.56%, 6/15/48	400,000	339,308
3.38%, 2/21/50(c)	100,000	70,385
4.66%, 6/15/51	137,000	117,368
3.00%, 1/15/52	606,000	395,148
5.65%, 3/2/53	500,000	493,645
4.40%, 2/22/62	500,000	397,050
Amphenol Corp. 2.80%, 2/15/30	220,000	194,946
Analog Devices, Inc. 3.50%, 12/5/26	83,000	80,015
Aon Corp. 4.50%, 12/15/28	457,000	443,322
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	61,619
2.90%, 8/23/51	243,000	148,964
Aon Global Ltd. 3.88%, 12/15/25	50,000	48,798
Aon North America, Inc.
5.45%, 3/1/34	350,000	347,147
5.75%, 3/1/54	500,000	492,085
Apache Corp.
4.75%, 4/15/43	222,000	178,017
5.35%, 7/1/49	142,000	120,680
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	94,223
4.40%, 5/15/44	400,000	320,852
Applied Materials, Inc. 5.10%, 10/1/35	500,000	504,420
Aptiv PLC
4.35%, 3/15/29	75,000	71,993
5.40%, 3/15/49(c)	150,000	133,820
3.10%, 12/1/51	164,000	101,057
Arch Capital Group Ltd. 3.64%, 6/30/50	72,000	52,330
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	120,000	110,650
Archer-Daniels-Midland Co. 4.02%, 4/16/43	95,000	75,788
Ares Capital Corp.
3.25%, 7/15/25	250,000	242,270
2.88%, 6/15/28	306,000	271,915
Arizona Public Service Co.
2.95%, 9/15/27	33,000	30,706
4.50%, 4/1/42	750,000	634,537
Arrow Electronics, Inc. 3.88%, 1/12/28	212,000	201,190
Arthur J Gallagher & Co. 3.50%, 5/20/51	450,000	306,868
Assurant, Inc. 4.90%, 3/27/28	70,000	68,281
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/51	60,000	41,590
AT&T, Inc.
3.88%, 1/15/26	75,000	73,264
1.70%, 3/25/26	317,000	296,804
2.30%, 6/1/27	169,000	155,377
4.10%, 2/15/28	109,000	104,983
4.35%, 3/1/29	159,000	153,425
4.30%, 2/15/30	283,000	269,821
2.75%, 6/1/31	518,000	440,466
2.25%, 2/1/32	395,000	318,623
2.55%, 12/1/33	519,000	409,584
4.50%, 5/15/35	114,000	104,354
4.85%, 3/1/39	535,000	488,771
3.50%, 6/1/41	700,000	534,933
4.65%, 6/1/44	522,000	445,694
5.15%, 11/15/46	222,000	204,791
4.55%, 3/9/49	29,000	24,077
5.15%, 2/15/50	205,000	183,508
3.65%, 6/1/51	560,000	395,674
3.30%, 2/1/52	254,000	169,555
3.50%, 9/15/53	825,000	558,541
3.55%, 9/15/55	1,059,000	712,273
3.80%, 12/1/57	682,000	475,177
3.65%, 9/15/59(c)	744,000	497,193
3.85%, 6/1/60	490,000	342,534
Athene Holding Ltd.
4.13%, 1/12/28	275,000	264,748
5.88%, 1/15/34	206,000	205,798
3.95%, 5/25/51	76,000	54,377
Atmos Energy Corp.
5.50%, 6/15/41	250,000	251,197
4.13%, 3/15/49	50,000	39,816
Autodesk, Inc.
3.50%, 6/15/27	253,000	241,466
2.40%, 12/15/31	30,000	24,615
AutoZone, Inc.
3.75%, 6/1/27	163,000	156,604
3.75%, 4/18/29	193,000	180,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
1.65%, 1/15/31	$245,000	$195,476
AvalonBay Communities, Inc. 3.20%, 1/15/28	85,000	79,619
Avangrid, Inc. 3.80%, 6/1/29	115,000	106,215
AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	212,060
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	145,000	136,647
3.14%, 11/7/29	245,000	221,622
Baltimore Gas & Electric Co.
4.25%, 9/15/48	250,000	202,400
3.20%, 9/15/49	280,000	186,796
Bank of America Corp.
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(d)	300,000	286,575
4.83%, 7/22/26, (4.827% fixed rate until 7/22/25; Secured Overnight Financing Rate + 1.75% thereafter)(d)	150,000	148,548
5.08%, 1/20/27, (5.08% fixed rate until 1/20/26; Secured Overnight Financing Rate + 1.29% thereafter)(d)	500,000	496,585
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(d)	880,000	822,897
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(d)	260,000	250,926
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(d)	260,000	240,144
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(d)	600,000	572,838
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(d)	710,000	690,972
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(d)	600,000	593,004
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(d)	300,000	280,905
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(d)	75,000	71,465
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(d)	750,000	746,130
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(d)	156,000	137,640
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(d)	165,000	145,804
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(d)	500,000	441,290
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	700,000	488,390
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	500,000	378,885
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(d)	200,000	171,880
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(d)	250,000	209,295
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.15% thereafter)(d)	250,000	199,728
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	100,000	63,161
BankUnited, Inc. 5.13%, 6/11/30	130,000	117,346
Baxalta, Inc. 5.25%, 6/23/45	14,000	13,277
Baxter International, Inc.
3.95%, 4/1/30	304,000	281,206
3.13%, 12/1/51	350,000	219,334
Becton Dickinson & Co.
4.69%, 2/13/28	500,000	491,070
4.87%, 2/8/29	150,000	148,143
1.96%, 2/11/31	109,000	88,557
4.69%, 12/15/44	68,000	60,021
4.67%, 6/6/47	108,000	94,162
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	105,000	98,275
6.13%, 4/1/36	400,000	417,684
2.85%, 5/15/51	200,000	122,374
Berry Global, Inc. 1.65%, 1/15/27	155,000	140,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Biogen, Inc.
3.15%, 5/1/50	$320,000	$207,290
3.25%, 2/15/51	157,000	104,396
Black Hills Corp.
2.50%, 6/15/30	50,000	41,649
4.35%, 5/1/33	170,000	152,405
3.88%, 10/15/49	114,000	80,782
Blackstone Private Credit Fund
2.63%, 12/15/26	250,000	228,417
7.30%, 11/27/28(e)	250,000	260,277
Blackstone Secured Lending Fund 3.63%, 1/15/26	380,000	364,656
Block Financial LLC 3.88%, 8/15/30	65,000	59,016
Blue Owl Capital Corp. 2.88%, 6/11/28	250,000	221,470
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	103,656
7.75%, 1/15/29(c)	250,000	259,620
Blue Owl Technology Finance Corp. 2.50%, 1/15/27	250,000	225,017
Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	330,851
Boeing Co.
2.20%, 2/4/26	513,000	481,630
3.25%, 3/1/28	249,000	225,893
6.30%, 5/1/29(e)	500,000	504,310
5.15%, 5/1/30	373,000	356,010
3.63%, 2/1/31	259,000	225,294
3.60%, 5/1/34(c)	959,000	762,530
3.55%, 3/1/38	60,000	43,396
3.50%, 3/1/39	25,000	17,702
6.88%, 3/15/39	155,000	159,436
5.88%, 2/15/40	479,000	446,476
3.85%, 11/1/48	111,000	74,417
3.90%, 5/1/49	520,000	348,405
5.81%, 5/1/50	471,000	422,025
3.95%, 8/1/59	400,000	252,420
5.93%, 5/1/60	350,000	309,256
BorgWarner, Inc. 4.38%, 3/15/45	52,000	41,943
Boston Properties LP
4.50%, 12/1/28	86,000	80,984
2.90%, 3/15/30	35,000	29,643
2.45%, 10/1/33	650,000	480,772
Boston Scientific Corp. 6.50%, 11/15/35	165,000	181,739
BP Capital Markets America, Inc.
3.41%, 2/11/26	250,000	242,637
3.02%, 1/16/27	212,000	201,534
3.06%, 6/17/41	250,000	182,028
3.00%, 3/17/52	500,000	323,230
Brighthouse Financial, Inc.
5.63%, 5/15/30(c)	346,000	346,585
4.70%, 6/22/47	112,000	87,154
Bristol-Myers Squibb Co.
0.75%, 11/13/25	400,000	375,164
3.20%, 6/15/26	500,000	481,250
5.50%, 2/22/44	200,000	198,028
4.25%, 10/26/49	300,000	245,157
5.55%, 2/22/54	500,000	493,095
5.65%, 2/22/64	200,000	195,608
Brixmor Operating Partnership LP 4.05%, 7/1/30(c)	381,000	350,920
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	119,000	114,899
Broadcom, Inc.
3.46%, 9/15/26	342,000	328,505
4.75%, 4/15/29	115,000	112,929
5.00%, 4/15/30	250,000	248,802
4.15%, 11/15/30	685,000	642,318
2.60%, 2/15/33(e)	178,000	142,660
3.42%, 4/15/33(e)	550,000	470,200
3.47%, 4/15/34(e)	603,000	508,890
3.50%, 2/15/41(e)	594,000	453,121
3.75%, 2/15/51(e)	270,000	199,093
Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	125,000	110,425
Broadstone Net Lease LLC 2.60%, 9/15/31	150,000	118,757
Brown & Brown, Inc. 2.38%, 3/15/31	430,000	352,196
Brunswick Corp.
2.40%, 8/18/31	47,000	37,308
5.10%, 4/1/52	250,000	194,305
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	92,362
2.75%, 5/14/31	195,000	166,275
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	172,000	164,057
4.40%, 3/15/42	200,000	175,282
4.90%, 4/1/44	110,000	101,598
3.90%, 8/1/46	250,000	198,365
4.15%, 12/15/48	50,000	40,775
5.20%, 4/15/54	250,000	237,922
Campbell Soup Co.
2.38%, 4/24/30	185,000	157,796
4.80%, 3/15/48	143,000	124,513
Capital One Financial Corp.
3.75%, 3/9/27	468,000	448,615
3.80%, 1/31/28	290,000	274,891
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(d)	250,000	255,140
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(d)	200,000	197,450
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(d)	500,000	502,525
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	174,704
4.60%, 3/15/43	50,000	42,815
4.90%, 9/15/45	75,000	65,927
Carlisle Cos., Inc.
3.75%, 12/1/27	165,000	156,778
2.75%, 3/1/30	27,000	23,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Carrier Global Corp.
2.70%, 2/15/31	$305,000	$261,193
3.38%, 4/5/40	215,000	166,576
3.58%, 4/5/50	231,000	168,473
6.20%, 3/15/54	300,000	322,293
Caterpillar Financial Services Corp.
5.15%, 8/11/25	350,000	349,846
4.80%, 1/6/26	510,000	507,496
Caterpillar, Inc. 3.80%, 8/15/42	500,000	408,085
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	16,862
CBRE Services, Inc. 5.95%, 8/15/34(c)	200,000	201,782
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	310,000	289,307
3.28%, 12/1/28	160,000	144,730
3.57%, 12/1/31	162,000	140,347
Celanese U.S. Holdings LLC
6.35%, 11/15/28	300,000	308,199
6.70%, 11/15/33	450,000	473,616
Cencora, Inc.
3.45%, 12/15/27	167,000	157,593
2.70%, 3/15/31	23,000	19,519
Centene Corp.
4.63%, 12/15/29	500,000	471,050
3.00%, 10/15/30	350,000	297,822
2.50%, 3/1/31	355,000	289,918
CenterPoint Energy Houston Electric LLC 3.00%, 2/1/27, Series AA	500,000	473,885
CenterPoint Energy Resources Corp. 4.00%, 4/1/28	95,000	90,811
CenterPoint Energy, Inc. 1.45%, 6/1/26	200,000	185,222
CF Industries, Inc. 4.95%, 6/1/43	285,000	251,424
Charles Schwab Corp.
0.90%, 3/11/26	303,000	280,302
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(d)	500,000	504,855
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	184,000	182,338
5.05%, 3/30/29	90,000	86,297
2.80%, 4/1/31	194,000	158,395
6.38%, 10/23/35	529,000	516,457
5.38%, 4/1/38	150,000	129,704
3.50%, 3/1/42	56,000	37,251
6.48%, 10/23/45	72,000	66,432
5.38%, 5/1/47	564,000	452,937
4.80%, 3/1/50	457,000	337,069
3.70%, 4/1/51	339,000	207,634
3.90%, 6/1/52	290,000	182,364
5.25%, 4/1/53	271,000	213,399
4.40%, 12/1/61	458,000	298,309
3.95%, 6/30/62	636,000	378,891
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	421,863
3.70%, 11/15/29	75,000	68,994
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	316,256
3.25%, 1/31/32	174,000	147,759
Chubb INA Holdings LLC 4.35%, 11/3/45	500,000	431,645
Church & Dwight Co., Inc. 3.15%, 8/1/27	339,000	320,969
Cigna Group
4.13%, 11/15/25	150,000	147,492
3.40%, 3/1/27	380,000	362,733
3.05%, 10/15/27	165,000	154,473
4.38%, 10/15/28	59,000	57,042
5.00%, 5/15/29(c)	300,000	297,141
2.38%, 3/15/31	237,000	197,250
5.25%, 2/15/34	300,000	294,336
4.80%, 8/15/38	121,000	110,680
4.80%, 7/15/46	141,000	124,464
3.88%, 10/15/47	469,000	355,661
4.90%, 12/15/48	110,000	96,764
3.40%, 3/15/50	358,000	244,210
Cintas Corp. No. 2 3.70%, 4/1/27	298,000	288,103
Cisco Systems, Inc.
2.50%, 9/20/26	500,000	474,080
5.30%, 2/26/54	200,000	196,332
5.35%, 2/26/64	200,000	194,640
Citibank NA 5.80%, 9/29/28	500,000	513,185
Citigroup, Inc.
5.50%, 9/13/25	250,000	249,845
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(d)	687,000	639,281
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(d)	1,000,000	923,280
4.45%, 9/29/27	311,000	302,603
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(d)	235,000	223,342
4.13%, 7/25/28	65,000	62,171
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(d)	653,000	624,216
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(d)	100,000	99,066
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	315,000	279,358
6.63%, 6/15/32	276,000	294,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
6.00%, 10/31/33	$50,000	$51,548
6.13%, 8/25/36	220,000	226,239
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(d)	500,000	419,175
6.68%, 9/13/43	54,000	59,219
5.30%, 5/6/44	250,000	237,372
4.75%, 5/18/46	210,000	184,151
4.65%, 7/23/48	100,000	88,108
Citizens Financial Group, Inc.
2.85%, 7/27/26(c)	259,000	244,120
2.50%, 2/6/30(c)	75,000	63,279
2.64%, 9/30/32	364,000	277,270
Clorox Co. 3.10%, 10/1/27	125,000	117,410
CMS Energy Corp.
3.45%, 8/15/27	157,000	149,271
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	82,000	75,455
CNA Financial Corp. 2.05%, 8/15/30	210,000	173,882
Coca-Cola Co.
3.38%, 3/25/27	130,000	125,290
2.90%, 5/25/27	115,000	109,012
2.88%, 5/5/41	250,000	184,125
3.00%, 3/5/51	400,000	269,932
2.75%, 6/1/60	100,000	60,237
Colgate-Palmolive Co. 3.70%, 8/1/47	250,000	198,683
Comcast Corp.
3.38%, 8/15/25	510,000	498,709
3.95%, 10/15/25	560,000	549,937
3.30%, 2/1/27	384,000	367,730
3.75%, 4/1/40	500,000	406,110
4.75%, 3/1/44(c)	500,000	454,100
4.70%, 10/15/48	500,000	442,480
2.89%, 11/1/51	500,000	311,265
2.94%, 11/1/56	500,000	300,710
2.99%, 11/1/63	500,000	292,205
CommonSpirit Health
1.55%, 10/1/25	250,000	236,550
4.35%, 11/1/42	70,000	59,520
4.19%, 10/1/49	150,000	119,294
Commonwealth Edison Co. 5.30%, 2/1/53	500,000	472,000
Conagra Brands, Inc.
7.00%, 10/1/28	78,000	82,889
4.85%, 11/1/28	264,000	258,292
8.25%, 9/15/30	335,000	382,979
Connecticut Light & Power Co. 4.30%, 4/15/44	200,000	169,258
ConocoPhillips Co.
6.95%, 4/15/29	130,000	140,868
4.88%, 10/1/47	40,000	36,800
5.55%, 3/15/54	250,000	246,505
4.03%, 3/15/62	250,000	187,668
Consolidated Edison Co. of New York, Inc.
5.50%, 12/1/39, Series 09-C	300,000	295,257
4.45%, 3/15/44	500,000	428,205
4.13%, 5/15/49, Series A	250,000	196,890
Constellation Brands, Inc.
3.70%, 12/6/26	256,000	246,433
3.50%, 5/9/27	471,000	448,255
4.50%, 5/9/47	160,000	133,621
4.10%, 2/15/48	114,000	89,769
Constellation Energy Generation LLC
5.80%, 3/1/33	174,000	177,061
5.75%, 10/1/41	100,000	97,962
5.60%, 6/15/42	112,000	107,901
6.50%, 10/1/53	350,000	373,891
Consumers Energy Co.
3.80%, 11/15/28	33,000	31,396
4.20%, 9/1/52	200,000	162,822
Continental Resources, Inc. 4.90%, 6/1/44	250,000	206,933
Corebridge Financial, Inc.
3.85%, 4/5/29	250,000	233,355
3.90%, 4/5/32	250,000	223,412
4.35%, 4/5/42	150,000	124,211
4.40%, 4/5/52	160,000	127,027
Corning, Inc.
4.75%, 3/15/42	75,000	66,348
5.45%, 11/15/79(c)	470,000	432,691
Costco Wholesale Corp. 1.38%, 6/20/27	411,000	370,932
Crown Castle, Inc.
1.35%, 7/15/25	60,000	57,213
4.00%, 3/1/27	298,000	287,111
3.65%, 9/1/27	104,000	98,678
4.30%, 2/15/29	118,000	112,353
3.10%, 11/15/29	155,000	137,873
2.25%, 1/15/31	390,000	319,847
4.75%, 5/15/47	190,000	161,348
5.20%, 2/15/49(c)	137,000	124,455
CSX Corp.
3.25%, 6/1/27	149,000	141,476
6.22%, 4/30/40	200,000	214,430
3.80%, 11/1/46	140,000	108,851
4.50%, 3/15/49	218,000	187,373
3.80%, 4/15/50	144,000	109,727
4.65%, 3/1/68	60,000	50,350
CubeSmart LP
2.25%, 12/15/28	103,000	90,288
4.38%, 2/15/29	150,000	143,054
2.50%, 2/15/32	200,000	162,002
Cummins, Inc. 4.90%, 2/20/29(c)	300,000	299,865
CVS Health Corp.
5.00%, 2/20/26	500,000	495,490
6.25%, 6/1/27	100,000	102,550
4.30%, 3/25/28	194,000	186,987
3.25%, 8/15/29	291,000	262,884
5.70%, 6/1/34	1,000,000	995,760
4.88%, 7/20/35	403,000	374,496
4.78%, 3/25/38	250,000	222,545
6.13%, 9/15/39	50,000	50,063
4.13%, 4/1/40	464,000	374,745
2.70%, 8/21/40	615,000	408,508
5.13%, 7/20/45	303,000	267,667
5.05%, 3/25/48	909,000	784,040
4.25%, 4/1/50	356,000	270,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
5.63%, 2/21/53(c)	$270,000	$250,530
Dayton Power & Light Co. 3.95%, 6/15/49	110,000	80,397
DCP Midstream Operating LP
3.25%, 2/15/32	30,000	25,658
5.60%, 4/1/44	45,000	43,289
Dell International LLC/EMC Corp.
6.02%, 6/15/26	159,000	160,439
6.10%, 7/15/27	243,000	248,885
8.10%, 7/15/36	418,000	499,665
3.38%, 12/15/41	250,000	183,493
3.45%, 12/15/51	42,000	28,629
Devon Energy Corp.
5.25%, 10/15/27	530,000	528,209
5.00%, 6/15/45	240,000	207,569
DH Europe Finance II SARL 3.25%, 11/15/39	500,000	393,595
Diamondback Energy, Inc.
3.25%, 12/1/26	230,000	219,482
3.50%, 12/1/29	178,000	163,342
6.25%, 3/15/33	250,000	261,397
4.40%, 3/24/51	87,000	69,764
5.75%, 4/18/54	500,000	482,755
Digital Realty Trust LP
3.70%, 8/15/27	398,000	379,183
4.45%, 7/15/28	196,000	189,485
3.60%, 7/1/29	50,000	46,059
Discover Bank 4.65%, 9/13/28	323,000	309,172
Discovery Communications LLC
3.95%, 6/15/25	210,000	205,918
4.13%, 5/15/29	175,000	161,548
5.00%, 9/20/37	260,000	225,891
4.00%, 9/15/55	427,000	271,444
DOC DR LLC 3.95%, 1/15/28	75,000	71,579
Dollar General Corp.
3.88%, 4/15/27	73,000	70,327
5.45%, 7/5/33(c)	350,000	346,818
4.13%, 4/3/50	89,000	67,616
Dollar Tree, Inc. 2.65%, 12/1/31	440,000	363,594
Dominion Energy South Carolina, Inc. 5.45%, 2/1/41	200,000	195,154
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	75,087
3.38%, 4/1/30, Series C	380,000	341,506
4.35%, 8/15/32, Series A	99,000	92,008
5.25%, 8/1/33, Series F	45,000	43,994
7.00%, 6/15/38	65,000	70,874
4.70%, 12/1/44	137,000	116,547
4.60%, 3/15/49, Series A	47,000	39,152
7.00%, 6/1/54, Series B , (7.00% fixed rate until 3/3/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(d)	400,000	412,576
Dow Chemical Co.
4.80%, 11/30/28(c)	272,000	269,100
7.38%, 11/1/29	110,000	120,857
4.25%, 10/1/34	145,000	132,936
9.40%, 5/15/39	27,000	35,817
5.25%, 11/15/41	417,000	391,217
6.90%, 5/15/53	436,000	490,116
DTE Electric Co. 3.95%, 3/1/49	250,000	198,420
DTE Energy Co.
2.85%, 10/1/26	131,000	123,834
4.88%, 6/1/28	500,000	492,465
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	195,068
3.70%, 12/1/47	350,000	258,825
5.40%, 1/15/54	500,000	480,780
Duke Energy Corp.
4.30%, 3/15/28	600,000	581,238
3.40%, 6/15/29	172,000	158,350
2.45%, 6/1/30	260,000	222,045
2.55%, 6/15/31	238,000	199,261
4.80%, 12/15/45	63,000	54,389
3.95%, 8/15/47	150,000	112,703
4.20%, 6/15/49	335,000	259,551
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 2.321% thereafter)(d)	100,000	89,809
Duke Energy Florida Project Finance LLC 3.11%, 9/1/38, Series 2035-A	59,000	48,871
Duke Energy Ohio, Inc. 5.55%, 3/15/54	250,000	242,587
Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/39, Series A-2	550,000	439,675
DuPont de Nemours, Inc.
4.73%, 11/15/28	124,000	123,275
5.32%, 11/15/38	89,000	89,724
5.42%, 11/15/48(c)	427,000	431,005
Eastman Chemical Co.
4.50%, 12/1/28	222,000	215,726
4.80%, 9/1/42	90,000	78,412
4.65%, 10/15/44	45,000	37,897
Eaton Corp. 3.10%, 9/15/27	226,000	213,032
Eaton Vance Corp. 3.50%, 4/6/27	90,000	86,049
eBay, Inc.
3.60%, 6/5/27	100,000	95,717
2.60%, 5/10/31	371,000	315,365
4.00%, 7/15/42	140,000	112,433
Ecolab, Inc. 2.13%, 8/15/50	400,000	222,648
Electronic Arts, Inc. 1.85%, 2/15/31	175,000	141,694
Elevance Health, Inc.
3.65%, 12/1/27	42,000	39,976
4.75%, 2/15/33	500,000	479,990
4.63%, 5/15/42	30,000	26,544
5.10%, 1/15/44	332,000	308,471
4.65%, 8/15/44	26,000	22,750
4.38%, 12/1/47	79,000	65,841
4.55%, 3/1/48	150,000	127,115
3.70%, 9/15/49	210,000	155,138
3.13%, 5/15/50	212,000	141,887
3.60%, 3/15/51	419,000	301,035
5.13%, 2/15/53	200,000	183,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Eli Lilly & Co.
4.50%, 2/9/27	$200,000	$198,046
3.38%, 3/15/29	137,000	128,770
3.95%, 3/15/49	250,000	202,403
4.88%, 2/27/53	40,000	37,218
5.10%, 2/9/64	300,000	284,235
Emerson Electric Co. 5.25%, 11/15/39	350,000	346,384
Energy Transfer LP
5.50%, 6/1/27	385,000	385,735
4.95%, 5/15/28	145,000	142,609
4.15%, 9/15/29	369,000	348,384
3.75%, 5/15/30	191,000	174,861
6.63%, 10/15/36	150,000	157,994
5.80%, 6/15/38, Series 20Y	485,000	472,215
7.50%, 7/1/38	60,000	68,208
6.10%, 2/15/42	100,000	98,643
4.95%, 1/15/43	54,000	46,329
5.30%, 4/1/44	500,000	448,860
5.35%, 5/15/45	190,000	170,603
5.30%, 4/15/47	272,000	240,244
5.40%, 10/1/47	160,000	143,891
6.25%, 4/15/49	105,000	104,677
5.00%, 5/15/50	218,000	185,222
Enstar Group Ltd. 4.95%, 6/1/29	296,000	282,840
Entergy Arkansas LLC 5.45%, 6/1/34	500,000	497,910
Entergy Corp.
2.80%, 6/15/30	335,000	290,793
3.75%, 6/15/50	213,000	150,738
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	180,633
4.20%, 4/1/50	200,000	158,180
Enterprise Products Operating LLC
4.15%, 10/16/28	332,000	320,705
4.85%, 8/15/42	500,000	455,585
4.90%, 5/15/46	200,000	181,126
3.70%, 1/31/51	110,000	81,150
4.95%, 10/15/54	88,000	78,617
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month Secured Overnight Financing Rate + 3.295% thereafter)(d)	117,000	112,356
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(d)	100,000	93,298
EPR Properties 4.75%, 12/15/26	25,000	24,163
Equifax, Inc. 2.60%, 12/15/25	181,000	173,119
Equinix, Inc.
1.80%, 7/15/27	253,000	227,265
3.20%, 11/18/29	256,000	229,453
3.90%, 4/15/32(c)	185,000	166,927
3.00%, 7/15/50	264,000	166,843
Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	282,481
5.00%, 4/20/48	204,000	182,380
ERP Operating LP
3.50%, 3/1/28	72,000	67,998
4.15%, 12/1/28	183,000	176,158
Essential Properties LP 2.95%, 7/15/31	193,000	157,386
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	338,627
4.28%, 5/1/49	150,000	118,419
Essex Portfolio LP
4.00%, 3/1/29	125,000	117,406
3.00%, 1/15/30	135,000	118,857
1.65%, 1/15/31	256,000	201,426
4.50%, 3/15/48	35,000	29,087
Estee Lauder Cos., Inc. 3.13%, 12/1/49	500,000	334,285
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	281,000	188,149
3.13%, 10/15/52	127,000	78,915
Evergy Kansas Central, Inc. 4.10%, 4/1/43	100,000	81,335
Evergy, Inc. 2.90%, 9/15/29	174,000	154,662
Eversource Energy
4.75%, 5/15/26	500,000	493,010
3.30%, 1/15/28, Series M	78,000	72,437
1.65%, 8/15/30, Series R	325,000	259,564
5.95%, 7/15/34	250,000	252,072
Exelon Corp.
3.40%, 4/15/26	200,000	193,498
3.35%, 3/15/32	380,000	331,778
4.95%, 6/15/35	151,000	140,592
5.60%, 3/15/53	336,000	325,319
Expedia Group, Inc.
3.80%, 2/15/28	153,000	144,925
3.25%, 2/15/30	348,000	310,990
Extra Space Storage LP
3.50%, 7/1/26	35,000	33,604
3.88%, 12/15/27	10,000	9,495
2.20%, 10/15/30	42,000	34,390
2.55%, 6/1/31	95,000	78,276
5.40%, 2/1/34	250,000	243,227
Federal Realty OP LP
3.20%, 6/15/29	72,000	64,969
4.50%, 12/1/44	183,000	149,828
FedEx Corp.
3.40%, 2/15/28	100,000	94,416
3.10%, 8/5/29	280,000	254,559
4.90%, 1/15/34	169,000	163,717
3.25%, 5/15/41	391,000	285,641
4.75%, 11/15/45	266,000	228,507
4.55%, 4/1/46	16,000	13,281
4.40%, 1/15/47	93,000	75,194
4.05%, 2/15/48	275,000	210,779
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	187,284
3.40%, 6/15/30	40,000	35,412
Fidelity National Information Services, Inc.
1.65%, 3/1/28	191,000	167,675
5.10%, 7/15/32	435,000	429,532
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(d)	200,000	192,276
8.25%, 3/1/38	300,000	352,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Fifth Third Bank NA 2.25%, 2/1/27	$500,000	$461,250
FirstEnergy Corp. 3.40%, 3/1/50, Series C	500,000	332,290
Fiserv, Inc.
2.25%, 6/1/27	142,000	130,258
4.20%, 10/1/28	307,000	293,919
2.65%, 6/1/30	233,000	201,319
5.63%, 8/21/33	350,000	352,086
4.40%, 7/1/49	238,000	194,056
Flex Ltd. 4.88%, 6/15/29	50,000	48,409
Flowers Foods, Inc. 3.50%, 10/1/26	13,000	12,427
FMC Corp.
3.20%, 10/1/26	101,000	95,656
3.45%, 10/1/29	55,000	49,459
6.38%, 5/18/53	150,000	150,044
Ford Motor Co.
3.25%, 2/12/32	30,000	24,683
6.10%, 8/19/32	250,000	249,417
5.29%, 12/8/46(c)	500,000	435,275
Ford Motor Credit Co. LLC
6.95%, 3/6/26	460,000	467,507
2.70%, 8/10/26	500,000	467,470
5.80%, 3/5/27	500,000	499,575
2.90%, 2/10/29	495,000	433,764
5.11%, 5/3/29	280,000	269,780
7.12%, 11/7/33	500,000	527,595
Fortinet, Inc. 1.00%, 3/15/26	110,000	101,497
Fortune Brands Innovations, Inc. 4.50%, 3/25/52(c)	250,000	197,913
Fox Corp.
4.71%, 1/25/29(c)	220,000	215,241
3.50%, 4/8/30(c)	110,000	99,542
5.48%, 1/25/39	128,000	121,096
5.58%, 1/25/49(c)	247,000	225,975
Freeport-McMoRan, Inc.
4.13%, 3/1/28	521,000	498,863
4.38%, 8/1/28	25,000	24,001
5.40%, 11/14/34	90,000	88,223
5.45%, 3/15/43	150,000	141,651
FS KKR Capital Corp.
3.40%, 1/15/26	100,000	95,174
3.13%, 10/12/28	191,000	165,914
GATX Corp.
3.25%, 9/15/26	73,000	69,586
4.70%, 4/1/29	56,000	54,714
1.90%, 6/1/31	228,000	180,788
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	400,000	367,996
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	500,000	500,500
5.91%, 11/22/32	200,000	206,108
6.38%, 11/22/52	200,000	217,458
General Dynamics Corp.
2.13%, 8/15/26	114,000	106,873
2.63%, 11/15/27	67,000	62,134
General Electric Co.
6.75%, 3/15/32, Series A	213,000	232,743
6.88%, 1/10/39, Series A	160,000	182,710
4.35%, 5/1/50	39,000	32,833
General Mills, Inc.
4.20%, 4/17/28	357,000	345,233
2.25%, 10/14/31	160,000	131,378
3.00%, 2/1/51	125,000	79,570
General Motors Co.
6.13%, 10/1/25	267,000	268,364
6.80%, 10/1/27	518,000	537,358
5.00%, 4/1/35	185,000	172,535
6.60%, 4/1/36	305,000	319,667
6.25%, 10/2/43	500,000	498,845
5.95%, 4/1/49(c)	360,000	347,490
General Motors Financial Co., Inc.
1.50%, 6/10/26	424,000	391,407
5.40%, 5/8/27	1,000,000	998,750
6.00%, 1/9/28	500,000	507,800
Genuine Parts Co.
1.88%, 11/1/30	43,000	34,722
2.75%, 2/1/32	155,000	128,328
Georgia Power Co.
4.30%, 3/15/43	25,000	20,977
3.70%, 1/30/50, Series B	250,000	185,538
3.25%, 3/15/51, Series A	130,000	88,111
Gilead Sciences, Inc.
3.65%, 3/1/26	210,000	204,200
2.95%, 3/1/27	72,000	68,182
1.65%, 10/1/30	125,000	102,001
2.60%, 10/1/40	897,000	615,934
4.80%, 4/1/44	395,000	355,678
4.75%, 3/1/46	350,000	310,880
2.80%, 10/1/50	413,000	257,786
Global Payments, Inc.
2.15%, 1/15/27	160,000	147,586
4.95%, 8/15/27	38,000	37,516
3.20%, 8/15/29	333,000	297,449
5.40%, 8/15/32	218,000	213,969
4.15%, 8/15/49(c)	193,000	145,611
Globe Life, Inc. 2.15%, 8/15/30	295,000	235,534
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	223,000	222,639
4.00%, 1/15/30	305,000	277,013
Goldman Sachs Capital I 6.35%, 2/15/34	100,000	103,128
Goldman Sachs Group, Inc.
4.25%, 10/21/25	147,000	144,436
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(d)	900,000	840,348
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(d)	750,000	697,815
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(d)	900,000	827,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(d)	$500,000	$476,930
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(d)	460,000	441,039
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(d)	650,000	676,747
6.75%, 10/1/37	489,000	530,291
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(d)	500,000	370,905
5.15%, 5/22/45	347,000	328,869
GXO Logistics, Inc.
1.65%, 7/15/26	164,000	150,583
2.65%, 7/15/31	100,000	80,286
Haleon U.S. Capital LLC 3.38%, 3/24/27	465,000	442,833
Halliburton Co.
2.92%, 3/1/30	225,000	200,633
4.85%, 11/15/35	208,000	198,850
6.70%, 9/15/38	56,000	61,683
7.45%, 9/15/39	73,000	86,485
4.75%, 8/1/43	157,000	139,149
5.00%, 11/15/45	181,000	165,782
Hanover Insurance Group, Inc. 2.50%, 9/1/30	23,000	19,214
Harley-Davidson, Inc. 4.63%, 7/28/45	108,000	88,429
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	105,000	88,535
4.40%, 3/15/48	80,000	66,744
3.60%, 8/19/49	99,000	71,906
Hasbro, Inc.
3.50%, 9/15/27	249,000	233,759
6.35%, 3/15/40	91,000	93,059
HCA, Inc.
5.88%, 2/15/26	250,000	250,410
5.25%, 6/15/26	322,000	320,223
4.50%, 2/15/27	112,000	109,319
5.63%, 9/1/28	150,000	150,884
4.13%, 6/15/29	301,000	283,662
2.38%, 7/15/31	190,000	155,264
5.50%, 6/1/33	350,000	346,167
5.60%, 4/1/34	200,000	198,378
5.13%, 6/15/39	117,000	108,635
5.50%, 6/15/47	132,000	122,591
5.25%, 6/15/49	248,000	220,517
3.50%, 7/15/51	248,000	165,843
4.63%, 3/15/52	350,000	282,663
6.10%, 4/1/64	150,000	146,715
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	121,671
2.00%, 3/15/31(c)	300,000	235,926
Healthpeak OP LLC
3.25%, 7/15/26	128,000	122,258
2.88%, 1/15/31	380,000	326,253
6.75%, 2/1/41	32,000	34,991
Hess Corp.
4.30%, 4/1/27	30,000	29,212
7.13%, 3/15/33	200,000	224,252
6.00%, 1/15/40	296,000	305,756
Hewlett Packard Enterprise Co. 6.35%, 10/15/45(c)	227,000	241,135
Highwoods Realty LP
4.13%, 3/15/28	25,000	23,389
4.20%, 4/15/29	45,000	41,191
3.05%, 2/15/30	105,000	88,469
Home Depot, Inc.
4.00%, 9/15/25	410,000	403,764
2.80%, 9/14/27	500,000	467,745
3.30%, 4/15/40	500,000	388,615
3.13%, 12/15/49	400,000	270,560
2.38%, 3/15/51	176,000	100,394
3.63%, 4/15/52	250,000	183,610
Honeywell International, Inc.
2.50%, 11/1/26	500,000	472,100
3.81%, 11/21/47	400,000	313,360
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I(c)	349,000	308,024
Howard University 5.21%, 10/1/52, Series 22A	75,000	68,790
HP, Inc.
1.45%, 6/17/26	798,000	736,738
2.65%, 6/17/31	21,000	17,653
6.00%, 9/15/41	95,000	97,280
HSBC USA, Inc. 5.29%, 3/4/27	200,000	200,564
Hubbell, Inc. 3.50%, 2/15/28	161,000	152,084
Humana, Inc.
2.15%, 2/3/32	100,000	79,208
5.95%, 3/15/34	500,000	509,900
4.95%, 10/1/44	57,000	49,866
4.80%, 3/15/47	95,000	80,768
5.50%, 3/15/53	110,000	102,488
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(d)	310,000	292,727
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	161,000	121,611
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	65,581
4.20%, 5/1/30	242,000	226,164
Huntsman International LLC 4.50%, 5/1/29	110,000	103,901
Hyatt Hotels Corp. 4.38%, 9/15/28	130,000	125,015
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	500,000	472,155
5.30%, 2/5/54	300,000	280,365
Indiana Michigan Power Co. 3.75%, 7/1/47, Series L	450,000	330,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Ingersoll Rand, Inc. 5.45%, 6/15/34	$750,000	$751,927
Ingredion, Inc. 3.20%, 10/1/26	109,000	103,676
Intel Corp.
4.88%, 2/10/26	550,000	546,777
3.15%, 5/11/27	300,000	284,577
3.73%, 12/8/47	500,000	369,875
5.70%, 2/10/53	400,000	391,704
5.60%, 2/21/54(c)	300,000	289,878
3.10%, 2/15/60	200,000	120,814
Intercontinental Exchange, Inc.
3.75%, 9/21/28	200,000	190,140
4.60%, 3/15/33	25,000	23,808
4.25%, 9/21/48	300,000	247,941
3.00%, 6/15/50	87,000	56,863
International Business Machines Corp.
4.50%, 2/6/26	500,000	495,090
3.30%, 5/15/26	500,000	482,615
3.50%, 5/15/29	100,000	93,098
2.85%, 5/15/40	150,000	107,024
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	77,089
5.00%, 9/26/48	135,000	114,890
International Paper Co.
4.80%, 6/15/44	320,000	279,069
4.40%, 8/15/47	20,000	16,268
4.35%, 8/15/48	249,000	202,036
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	71,136
4.75%, 3/30/30	21,000	20,393
5.40%, 10/1/48	120,000	111,356
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	119,665
6.25%, 7/15/39	10,000	10,367
3.70%, 9/15/46	50,000	36,787
3.50%, 9/30/49	175,000	121,756
3.10%, 11/30/51	198,000	125,265
Intuit, Inc. 5.25%, 9/15/26	350,000	351,760
Invitation Homes Operating Partnership LP 2.00%, 8/15/31	156,000	122,657
Jabil, Inc. 3.95%, 1/12/28	143,000	135,225
Jackson Financial, Inc. 5.67%, 6/8/32	140,000	140,181
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	81,000	80,137
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	363,000	335,191
3.00%, 5/15/32	350,000	285,243
6.75%, 3/15/34(e)	350,000	368,564
6.50%, 12/1/52	270,000	271,185
Jefferies Financial Group, Inc.
4.85%, 1/15/27	115,000	113,268
4.15%, 1/23/30	228,000	210,446
2.75%, 10/15/32	120,000	95,102
6.25%, 1/15/36	118,000	119,791
JetBlue Pass-Through Trust 2.75%, 11/15/33, Series 2019-1, Class AA	80,065	68,661
JM Smucker Co.
4.25%, 3/15/35	213,000	189,745
6.50%, 11/15/43	350,000	370,377
4.38%, 3/15/45	5,000	4,174
6.50%, 11/15/53	250,000	267,970
John Deere Capital Corp.
4.80%, 1/9/26	750,000	746,355
0.70%, 1/15/26	510,000	475,713
3.05%, 1/6/28	73,000	68,881
3.45%, 3/7/29(c)	70,000	65,731
3.35%, 4/18/29	136,000	127,176
Johnson Controls International PLC
6.00%, 1/15/36	237,000	247,340
5.13%, 9/14/45	7,000	6,405
4.50%, 2/15/47	120,000	101,102
JPMorgan Chase & Co.
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(d)	473,000	442,964
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(d)	288,000	280,956
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(d)	500,000	464,290
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(d)	585,000	544,302
8.00%, 4/29/27	101,000	108,703
3.63%, 12/1/27(c)	200,000	190,672
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(d)	350,000	336,255
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(d)	1,000,000	972,910
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(d)	560,000	533,114
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(d)	532,000	525,111
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(d)	635,000	608,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(d)	$500,000	$499,400
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(d)	250,000	214,195
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(d)	645,000	481,531
4.85%, 2/1/44	100,000	93,666
4.95%, 6/1/45	100,000	93,557
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(d)	750,000	595,627
Juniper Networks, Inc. 5.95%, 3/15/41	125,000	125,485
Kellanova
3.40%, 11/15/27	20,000	18,868
7.45%, 4/1/31, Series B	243,000	271,844
Kennametal, Inc. 4.63%, 6/15/28(c)	96,000	93,252
Kentucky Utilities Co. 4.38%, 10/1/45	300,000	251,817
Kenvue, Inc. 5.05%, 3/22/28(c)	500,000	501,605
Keurig Dr. Pepper, Inc.
3.20%, 5/1/30	334,000	299,909
5.30%, 3/15/34(c)	500,000	496,315
5.09%, 5/25/48	125,000	114,910
4.50%, 4/15/52	250,000	208,823
KeyBank NA
4.15%, 8/8/25(c)	500,000	489,265
4.90%, 8/8/32(c)	250,000	221,100
KeyCorp 2.55%, 10/1/29	130,000	109,773
Kilroy Realty LP
4.25%, 8/15/29	50,000	45,126
3.05%, 2/15/30	270,000	227,372
Kimberly-Clark Corp. 3.20%, 4/25/29	597,000	553,950
Kimco Realty OP LLC
2.80%, 10/1/26	150,000	141,689
1.90%, 3/1/28	94,000	83,418
2.70%, 10/1/30	60,000	51,507
4.25%, 4/1/45	100,000	79,575
3.70%, 10/1/49	150,000	106,965
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	137,890
5.80%, 3/15/35	50,000	50,083
6.50%, 2/1/37	482,000	500,335
7.50%, 11/15/40	300,000	336,192
5.00%, 8/15/42	210,000	184,208
5.00%, 3/1/43	100,000	87,694
5.40%, 9/1/44	58,000	53,281
Kinder Morgan, Inc.
4.30%, 6/1/25	235,000	231,933
7.80%, 8/1/31	213,000	241,244
5.30%, 12/1/34	248,000	240,151
5.55%, 6/1/45	73,000	68,504
5.05%, 2/15/46	70,000	61,214
5.20%, 3/1/48	325,000	287,999
3.25%, 8/1/50	110,000	70,366
Kirby Corp. 4.20%, 3/1/28	106,000	102,161
KLA Corp. 4.95%, 7/15/52(c)	250,000	232,237
Kraft Heinz Foods Co.
4.25%, 3/1/31	535,000	506,704
5.20%, 7/15/45	266,000	245,856
4.38%, 6/1/46	468,000	384,434
5.50%, 6/1/50	321,000	307,948
Kroger Co.
1.70%, 1/15/31	38,000	30,415
5.40%, 7/15/40	165,000	160,664
5.00%, 4/15/42	66,000	61,381
5.15%, 8/1/43	200,000	184,212
4.65%, 1/15/48	189,000	160,665
5.40%, 1/15/49	10,000	9,496
Kyndryl Holdings, Inc.
2.05%, 10/15/26	54,000	49,779
4.10%, 10/15/41	115,000	88,383
L3Harris Technologies, Inc.
4.40%, 6/15/28	66,000	63,905
1.80%, 1/15/31	215,000	173,051
4.85%, 4/27/35	255,000	240,763
5.05%, 4/27/45	250,000	231,400
Laboratory Corp. of America Holdings
1.55%, 6/1/26	212,000	196,403
3.60%, 9/1/27	185,000	176,431
Lam Research Corp. 4.00%, 3/15/29	124,000	118,849
Lear Corp. 4.25%, 5/15/29	308,000	292,043
Leggett & Platt, Inc.
3.50%, 11/15/27	120,000	109,114
3.50%, 11/15/51	190,000	123,031
Leidos, Inc. 2.30%, 2/15/31	340,000	278,912
Lennar Corp. 5.25%, 6/1/26	334,000	333,031
Lincoln National Corp.
3.80%, 3/1/28	98,000	93,257
4.35%, 3/1/48	188,000	143,194
LKQ Corp. 5.75%, 6/15/28	25,000	25,261
Lockheed Martin Corp.
4.95%, 10/15/25	510,000	508,684
5.20%, 2/15/64	400,000	377,628
Lowe's Cos., Inc.
3.65%, 4/5/29	86,000	80,636
4.50%, 4/15/30	450,000	435,514
2.63%, 4/1/31	195,000	165,912
3.75%, 4/1/32	185,000	167,355
5.00%, 4/15/40	116,000	107,752
2.80%, 9/15/41	295,000	203,544
4.05%, 5/3/47	141,000	109,364
3.00%, 10/15/50	396,000	247,734
3.50%, 4/1/51	310,000	213,122
5.75%, 7/1/53	394,000	389,370
5.85%, 4/1/63	250,000	245,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
LYB International Finance BV 5.25%, 7/15/43	$110,000	$100,837
LYB International Finance III LLC
2.25%, 10/1/30	110,000	92,621
3.38%, 10/1/40	205,000	151,263
4.20%, 10/15/49	110,000	84,403
4.20%, 5/1/50(c)	250,000	192,040
3.80%, 10/1/60	260,000	176,730
LyondellBasell Industries NV 4.63%, 2/26/55	87,000	70,638
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	500,000	498,205
4.70%, 1/27/28	250,000	240,102
Marathon Oil Corp.
4.40%, 7/15/27(c)	40,000	39,132
6.60%, 10/1/37(c)	222,000	240,985
Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	190,006
4.75%, 9/15/44	51,000	43,872
4.50%, 4/1/48	30,000	24,231
5.00%, 9/15/54	55,000	46,625
Markel Group, Inc.
3.50%, 11/1/27	141,000	133,504
5.00%, 4/5/46	170,000	149,955
Marriott International, Inc.
4.90%, 4/15/29	35,000	34,432
4.63%, 6/15/30, Series FF	157,000	151,406
2.85%, 4/15/31, Series HH	221,000	188,047
3.50%, 10/15/32, Series GG	328,000	283,753
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	133,000	129,585
5.45%, 3/15/54	200,000	194,678
Martin Marietta Materials, Inc.
2.50%, 3/15/30, Series CB	33,000	28,493
2.40%, 7/15/31	21,000	17,368
4.25%, 12/15/47	40,000	32,635
3.20%, 7/15/51	156,000	105,459
Marvell Technology, Inc. 2.95%, 4/15/31	268,000	229,566
Masco Corp. 1.50%, 2/15/28	100,000	87,196
Mastercard, Inc.
3.50%, 2/26/28	22,000	20,994
3.95%, 2/26/48	500,000	407,945
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	56,886
1.85%, 2/15/31	245,000	197,879
McDonald's Corp.
3.30%, 7/1/25	210,000	205,464
3.80%, 4/1/28	118,000	112,997
2.13%, 3/1/30	163,000	138,894
3.60%, 7/1/30	296,000	272,755
4.95%, 8/14/33	250,000	245,237
4.70%, 12/9/35(c)	152,000	143,535
4.88%, 7/15/40	125,000	115,961
3.70%, 2/15/42	200,000	157,398
4.45%, 3/1/47	351,000	295,654
4.45%, 9/1/48	250,000	210,895
3.63%, 9/1/49	81,000	59,004
5.45%, 8/14/53	150,000	145,677
McKesson Corp. 0.90%, 12/3/25	340,000	318,369
MDC Holdings, Inc. 3.97%, 8/6/61	154,000	131,125
Medtronic Global Holdings SCA 4.25%, 3/30/28	375,000	365,370
Merck & Co., Inc.
4.05%, 5/17/28	500,000	487,420
3.90%, 3/7/39	500,000	429,235
4.00%, 3/7/49	200,000	160,768
2.90%, 12/10/61	400,000	238,624
Mercury General Corp. 4.40%, 3/15/27	60,000	57,891
MetLife, Inc.
5.88%, 2/6/41	250,000	255,947
5.25%, 1/15/54	100,000	95,543
6.40%, 12/15/66	156,000	157,454
10.75%, 8/1/69	25,000	33,193
Micron Technology, Inc.
4.98%, 2/6/26	493,000	488,982
5.33%, 2/6/29	287,000	287,649
3.37%, 11/1/41	150,000	109,971
Mid-America Apartments LP 3.95%, 3/15/29	140,000	133,409
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	94,933
3.65%, 4/15/29	110,000	103,512
5.30%, 2/1/55	250,000	237,537
Mississippi Power Co. 3.95%, 3/30/28	110,000	105,215
Molson Coors Beverage Co.
3.00%, 7/15/26	260,000	247,788
5.00%, 5/1/42	69,000	63,170
4.20%, 7/15/46(c)	220,000	176,801
Mondelez International, Inc.
2.75%, 4/13/30	43,000	37,860
1.88%, 10/15/32(c)	75,000	58,922
Montefiore Obligated Group 4.29%, 9/1/50	75,000	47,467
Moody's Corp.
3.25%, 1/15/28	68,000	64,374
4.25%, 8/8/32	310,000	290,489
5.25%, 7/15/44	69,000	65,952
3.25%, 5/20/50	105,000	71,631
Morgan Stanley
4.00%, 7/23/25	260,000	255,892
5.00%, 11/24/25	275,000	272,877
4.68%, 7/17/26, (4.679% fixed rate until 7/17/25; Secured Overnight Financing Rate + 1.669% thereafter)(d)	310,000	306,612
3.95%, 4/23/27	190,000	183,360
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(d)	510,000	473,285
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(d)	1,164,000	1,071,602
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(d)	680,000	659,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(d)	$500,000	$514,275
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(d)	585,000	581,203
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(d)	500,000	501,910
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(d)	250,000	248,505
3.97%, 7/22/38(d)	250,000	211,153
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	500,000	494,715
6.38%, 7/24/42	250,000	277,647
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	250,000	253,277
Mosaic Co.
4.05%, 11/15/27	133,000	127,743
5.63%, 11/15/43	148,000	140,751
Motorola Solutions, Inc.
4.60%, 5/23/29(c)	103,000	100,088
2.75%, 5/24/31	381,000	321,404
Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	300,000	215,247
MPLX LP
4.25%, 12/1/27	75,000	72,502
4.00%, 3/15/28	130,000	124,118
4.80%, 2/15/29	215,000	210,507
2.65%, 8/15/30	110,000	94,026
4.95%, 9/1/32	250,000	238,050
5.50%, 6/1/34	500,000	489,285
5.20%, 12/1/47	327,000	292,214
4.70%, 4/15/48	352,000	292,061
4.95%, 3/14/52	250,000	212,993
Mylan, Inc.
4.55%, 4/15/28	191,000	183,249
5.40%, 11/29/43	35,000	30,277
5.20%, 4/15/48	400,000	322,348
Nasdaq, Inc.
1.65%, 1/15/31	190,000	151,764
2.50%, 12/21/40	60,000	39,399
3.95%, 3/7/52	50,000	37,368
6.10%, 6/28/63	150,000	154,278
National Fuel Gas Co.
3.95%, 9/15/27	150,000	142,895
4.75%, 9/1/28	105,000	101,844
National Health Investors, Inc. 3.00%, 2/1/31	50,000	40,721
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/26	260,000	256,695
3.90%, 11/1/28	78,000	74,098
3.70%, 3/15/29	142,000	133,219
Netflix, Inc. 5.88%, 11/15/28	500,000	514,380
Nevada Power Co. 5.90%, 5/1/53, Series GG	250,000	252,362
Newmont Corp.
2.80%, 10/1/29	181,000	160,735
2.60%, 7/15/32	586,000	484,780
6.25%, 10/1/39	138,000	146,295
5.45%, 6/9/44	75,000	72,894
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/25	411,000	406,989
5.75%, 9/1/25	250,000	250,470
1.90%, 6/15/28	211,000	185,579
3.50%, 4/1/29	227,000	210,082
2.75%, 11/1/29	60,000	53,102
2.44%, 1/15/32	110,000	89,978
5.05%, 2/28/33	260,000	253,341
3.00%, 1/15/52	370,000	234,288
5.25%, 2/28/53	150,000	139,454
NIKE, Inc. 3.38%, 3/27/50	350,000	253,375
NiSource, Inc.
3.60%, 5/1/30	515,000	470,226
5.25%, 2/15/43	25,000	23,148
4.80%, 2/15/44	81,000	70,655
5.65%, 2/1/45	94,000	90,837
4.38%, 5/15/47	131,000	106,872
NNN REIT, Inc.
3.50%, 10/15/27	15,000	14,145
2.50%, 4/15/30	200,000	170,054
3.50%, 4/15/51	150,000	104,448
Norfolk Southern Corp.
3.15%, 6/1/27	60,000	56,749
3.80%, 8/1/28	34,000	32,417
2.55%, 11/1/29	193,000	169,151
4.84%, 10/1/41	120,000	109,777
3.95%, 10/1/42	112,000	90,304
3.94%, 11/1/47	113,000	87,686
4.10%, 5/15/49	113,000	89,064
3.05%, 5/15/50	155,000	101,004
2.90%, 8/25/51	130,000	80,903
3.70%, 3/15/53	510,000	368,215
4.10%, 5/15/2121	195,000	137,949
Northern States Power Co. 3.60%, 9/15/47	100,000	73,734
Northern Trust Corp. 4.00%, 5/10/27	350,000	340,560
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	177,291
4.03%, 10/15/47	718,000	570,279
5.25%, 5/1/50	205,000	195,164
NOV, Inc. 3.95%, 12/1/42	180,000	135,745
NSTAR Electric Co. 3.20%, 5/15/27	125,000	118,926
Nucor Corp. 2.00%, 6/1/25	260,000	251,298
O'Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	47,574
4.20%, 4/1/30	225,000	213,385
1.75%, 3/15/31	125,000	100,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Occidental Petroleum Corp.
5.55%, 3/15/26	$300,000	$299,859
7.50%, 5/1/31	500,000	551,010
6.45%, 9/15/36	500,000	521,325
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	59,419
5.25%, 9/1/50	80,000	72,210
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	135,000	128,421
Old Republic International Corp. 3.85%, 6/11/51	25,000	17,576
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	40,000	38,668
4.75%, 1/15/28	145,000	139,621
3.63%, 10/1/29	177,000	157,643
Omnicom Group, Inc. 2.45%, 4/30/30	168,000	143,742
Oncor Electric Delivery Co. LLC 2.70%, 11/15/51	500,000	301,035
ONEOK, Inc.
2.20%, 9/15/25	300,000	287,304
4.55%, 7/15/28	157,000	152,474
3.40%, 9/1/29	269,000	245,368
3.25%, 6/1/30	152,000	136,108
6.05%, 9/1/33	150,000	153,695
5.15%, 10/15/43	147,000	132,197
4.25%, 9/15/46	123,000	96,266
4.95%, 7/13/47	575,000	492,286
4.20%, 10/3/47	201,000	155,242
7.15%, 1/15/51	250,000	276,062
Oracle Corp.
2.80%, 4/1/27	387,000	362,240
6.15%, 11/9/29	500,000	522,175
2.95%, 4/1/30	195,000	172,244
2.88%, 3/25/31	105,000	90,348
6.25%, 11/9/32	250,000	263,722
4.90%, 2/6/33	250,000	241,725
3.80%, 11/15/37	740,000	608,983
6.50%, 4/15/38	301,000	321,609
3.60%, 4/1/40	264,000	203,536
5.38%, 7/15/40	570,000	542,098
4.13%, 5/15/45	465,000	365,867
4.00%, 7/15/46	501,000	383,791
4.00%, 11/15/47	630,000	478,668
3.60%, 4/1/50	233,000	162,389
3.95%, 3/25/51	85,000	62,682
5.55%, 2/6/53	500,000	472,895
4.38%, 5/15/55	183,000	142,317
3.85%, 4/1/60	301,000	206,763
4.10%, 3/25/61	470,000	338,400
Oshkosh Corp. 4.60%, 5/15/28	46,000	44,860
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	390,298
3.11%, 2/15/40	15,000	11,176
Ovintiv, Inc. 7.20%, 11/1/31	431,000	465,010
Owens Corning
7.00%, 12/1/36	182,000	202,135
4.30%, 7/15/47	74,000	60,367
4.40%, 1/30/48	175,000	142,249
PACCAR Financial Corp. 3.55%, 8/11/25	300,000	294,459
Pacific Gas & Electric Co.
3.45%, 7/1/25	273,000	266,582
2.10%, 8/1/27	272,000	245,216
3.75%, 7/1/28	338,000	315,131
4.55%, 7/1/30	535,000	505,200
2.50%, 2/1/31	505,000	416,271
4.45%, 4/15/42	225,000	181,733
3.75%, 8/15/42	350,000	256,924
4.60%, 6/15/43	50,000	40,919
4.75%, 2/15/44	87,000	72,448
4.00%, 12/1/46	100,000	73,094
4.95%, 7/1/50	226,000	188,658
3.50%, 8/1/50	513,000	338,698
6.75%, 1/15/53	250,000	264,507
PacifiCorp
6.25%, 10/15/37	74,000	76,317
4.10%, 2/1/42	250,000	195,773
3.30%, 3/15/51	352,000	225,643
Packaging Corp. of America
3.00%, 12/15/29	132,000	117,580
4.05%, 12/15/49	26,000	20,308
Paramount Global
2.90%, 1/15/27	49,000	45,094
4.95%, 1/15/31	246,000	220,470
5.90%, 10/15/40	150,000	124,221
4.85%, 7/1/42	155,000	115,270
5.85%, 9/1/43	252,000	205,516
5.25%, 4/1/44	248,000	185,896
4.60%, 1/15/45	300,000	208,428
Parker-Hannifin Corp.
3.25%, 3/1/27	145,000	138,249
3.25%, 6/14/29	227,000	207,769
4.10%, 3/1/47(e)	100,000	79,939
4.00%, 6/14/49	105,000	82,474
PartnerRe Finance B LLC 4.50%, 10/1/50, (4.50% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(d)	50,000	45,385
PayPal Holdings, Inc.
3.90%, 6/1/27	306,000	296,260
3.25%, 6/1/50	225,000	153,158
Pentair Finance SARL 4.50%, 7/1/29(c)	229,000	220,912
PepsiCo, Inc.
2.63%, 3/19/27	500,000	470,055
3.00%, 10/15/27	130,000	122,463
5.50%, 1/15/40	350,000	357,728
4.65%, 2/15/53	310,000	279,769
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	250,000	246,667
4.45%, 5/19/28	500,000	489,555
5.30%, 5/19/53	750,000	718,125
Pfizer, Inc.
3.60%, 9/15/28	225,000	214,929
3.45%, 3/15/29(c)	116,000	109,169
7.20%, 3/15/39	500,000	589,100
4.13%, 12/15/46	500,000	414,150
PG&E Recovery Funding LLC
5.26%, 1/15/40, Series A-2	1,050,000	1,042,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
5.54%, 7/15/49, Series A-3	$1,050,000	$1,056,384
PG&E Wildfire Recovery Funding LLC
4.45%, 12/1/49, Series A-4	150,000	131,075
4.67%, 12/1/53, Series A-5	530,000	472,198
5.10%, 6/1/54, Series A-5	710,000	677,191
Philip Morris International, Inc.
4.88%, 2/13/26	500,000	496,600
4.88%, 2/15/28	510,000	504,869
4.25%, 11/10/44	400,000	324,924
Phillips 66
3.75%, 3/1/28	120,000	114,132
4.65%, 11/15/34	322,000	298,868
5.88%, 5/1/42	155,000	157,274
4.88%, 11/15/44	53,000	47,835
4.90%, 10/1/46	100,000	88,265
3.30%, 3/15/52	450,000	297,027
5.65%, 6/15/54	150,000	144,894
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/46	250,000	180,665
Pilgrim's Pride Corp. 6.88%, 5/15/34	350,000	370,195
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	167,192
3.55%, 12/15/29(c)	145,000	131,886
6.65%, 1/15/37	252,000	265,981
PNC Financial Services Group, Inc.
5.81%, 6/12/26, (5.812% fixed rate until 6/12/25; Secured Overnight Financing Rate + 1.322% thereafter)(c)(d)	500,000	500,845
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(d)	500,000	512,205
2.55%, 1/22/30	577,000	501,759
PPL Capital Funding, Inc. 3.10%, 5/15/26	156,000	149,796
Principal Financial Group, Inc. 3.70%, 5/15/29	251,000	232,652
Progress Energy, Inc. 7.75%, 3/1/31	253,000	285,369
Progressive Corp. 6.63%, 3/1/29	105,000	111,801
Prologis LP 3.25%, 6/30/26	541,000	520,036
Prospect Capital Corp. 3.36%, 11/15/26(c)	65,000	59,639
Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	170,000	130,242
Prudential Financial, Inc.
3.88%, 3/27/28	70,000	67,063
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.644% thereafter)(d)	350,000	329,647
4.35%, 2/25/50	500,000	409,540
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(d)	250,000	255,775
Public Service Co. of Colorado
3.70%, 6/15/28	277,000	262,081
4.50%, 6/1/52, Series 39	250,000	204,248
5.25%, 4/1/53	300,000	275,601
Public Service Electric & Gas Co.
3.20%, 5/15/29(c)	300,000	275,667
5.45%, 3/1/54	250,000	245,932
Public Service Enterprise Group, Inc. 1.60%, 8/15/30(c)	380,000	305,345
Public Storage Operating Co. 3.09%, 9/15/27	50,000	46,965
Puget Energy, Inc. 2.38%, 6/15/28	104,000	92,202
PulteGroup, Inc. 6.00%, 2/15/35	190,000	195,151
QUALCOMM, Inc.
3.25%, 5/20/27	250,000	239,400
4.65%, 5/20/35	350,000	339,398
3.25%, 5/20/50	250,000	177,715
Quanta Services, Inc. 3.05%, 10/1/41	160,000	112,528
Quest Diagnostics, Inc. 2.95%, 6/30/30	185,000	163,164
Realty Income Corp.
4.13%, 10/15/26	55,000	53,593
3.00%, 1/15/27	46,000	43,467
3.65%, 1/15/28	186,000	176,468
4.65%, 3/15/47	135,000	116,795
Regal Rexnord Corp.
6.05%, 2/15/26	250,000	250,727
6.40%, 4/15/33	395,000	406,747
Regency Centers LP
4.13%, 3/15/28	25,000	23,993
2.95%, 9/15/29	122,000	108,930
4.40%, 2/1/47	48,000	39,164
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	224,000	182,659
Regions Financial Corp. 1.80%, 8/12/28	400,000	344,820
Reinsurance Group of America, Inc. 6.00%, 9/15/33	397,000	403,368
Republic Services, Inc.
0.88%, 11/15/25	250,000	234,475
3.95%, 5/15/28	34,000	32,620
1.45%, 2/15/31	180,000	142,389
1.75%, 2/15/32	303,000	237,155
Revvity, Inc. 2.55%, 3/15/31	200,000	166,792
Rockwell Automation, Inc. 3.50%, 3/1/29	168,000	158,138
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	135,096
2.00%, 6/30/30	285,000	236,940
Ross Stores, Inc. 1.88%, 4/15/31	210,000	170,587
Royalty Pharma PLC
2.20%, 9/2/30	290,000	239,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
3.30%, 9/2/40	$46,000	$33,364
3.55%, 9/2/50(c)	245,000	164,633
RPM International, Inc.
3.75%, 3/15/27	73,000	69,747
4.55%, 3/1/29	45,000	43,356
2.95%, 1/15/32	40,000	33,359
RTX Corp.
5.00%, 2/27/26	250,000	248,962
7.20%, 8/15/27	116,000	123,215
4.13%, 11/16/28	139,000	133,276
2.25%, 7/1/30	186,000	157,663
1.90%, 9/1/31	285,000	226,894
2.38%, 3/15/32	320,000	260,400
5.15%, 2/27/33	250,000	246,072
4.45%, 11/16/38	182,000	160,553
4.88%, 10/15/40	168,000	153,631
4.50%, 6/1/42	299,000	259,918
4.15%, 5/15/45	129,000	104,277
3.75%, 11/1/46	150,000	112,757
4.35%, 4/15/47	252,000	208,066
4.05%, 5/4/47	130,000	102,440
4.63%, 11/16/48	90,000	77,502
3.13%, 7/1/50	104,000	68,491
2.82%, 9/1/51	60,000	36,641
3.03%, 3/15/52	495,000	315,429
5.38%, 2/27/53	250,000	237,815
Ryder System, Inc. 4.63%, 6/1/25	317,000	313,779
S&P Global, Inc.
2.95%, 1/22/27	25,000	23,686
4.25%, 5/1/29	210,000	203,001
3.25%, 12/1/49	250,000	175,785
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	59,503
4.20%, 3/15/28	56,000	53,989
4.50%, 5/15/30	212,000	202,555
Sabra Health Care LP
5.13%, 8/15/26	168,000	164,954
3.90%, 10/15/29	174,000	155,660
Salesforce, Inc.
2.70%, 7/15/41	250,000	174,603
2.90%, 7/15/51	250,000	160,448
San Diego Gas & Electric Co. 5.35%, 4/1/53	200,000	189,220
Santander Holdings USA, Inc.
4.40%, 7/13/27	262,000	252,953
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(d)	216,000	198,253
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(d)	500,000	509,985
Sempra
5.40%, 8/1/26	200,000	199,770
3.25%, 6/15/27	50,000	47,070
3.40%, 2/1/28	156,000	146,514
3.80%, 2/1/38	400,000	327,292
6.00%, 10/15/39	203,000	205,515
Sherwin-Williams Co.
2.95%, 8/15/29	155,000	138,934
2.30%, 5/15/30	322,000	274,466
4.50%, 6/1/47	255,000	216,495
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	170,000	162,370
Simon Property Group LP
3.38%, 6/15/27	166,000	157,986
3.38%, 12/1/27	37,000	34,968
4.75%, 3/15/42	500,000	441,935
SITE Centers Corp. 4.70%, 6/1/27	130,000	128,807
Skyworks Solutions, Inc.
1.80%, 6/1/26	231,000	213,948
3.00%, 6/1/31	60,000	50,186
Snap-on, Inc. 3.25%, 3/1/27	150,000	143,700
Solventum Corp.
5.40%, 3/1/29(e)	200,000	198,800
5.60%, 3/23/34(e)	300,000	294,858
6.00%, 5/15/64(e)	200,000	191,202
Sonoco Products Co.
2.25%, 2/1/27	50,000	46,250
3.13%, 5/1/30	66,000	58,404
2.85%, 2/1/32(c)	95,000	79,422
Southern California Edison Co.
4.90%, 6/1/26	500,000	496,190
3.65%, 3/1/28, Series B	125,000	118,125
4.20%, 3/1/29, Series A	180,000	172,103
6.65%, 4/1/29	208,000	218,654
5.20%, 6/1/34	250,000	243,590
4.00%, 4/1/47	250,000	192,323
4.88%, 3/1/49, Series B	250,000	218,217
5.75%, 4/15/54	250,000	246,462
Southern Co.
4.25%, 7/1/36	590,000	524,705
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(d)	140,000	135,285
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	350,000	358,232
5.88%, 3/15/41	131,000	132,041
3.95%, 10/1/46	25,000	18,833
4.40%, 5/30/47	174,000	141,558
3.15%, 9/30/51, Series 21A	114,000	72,221
Southern Power Co.
5.15%, 9/15/41	345,000	319,232
5.25%, 7/15/43	235,000	216,317
4.95%, 12/15/46, Series F	60,000	52,406
Southwest Airlines Co.
3.00%, 11/15/26	25,000	23,574
5.13%, 6/15/27	225,000	223,582
3.45%, 11/16/27	100,000	94,054
Southwest Gas Corp.
3.80%, 9/29/46	50,000	37,514
4.15%, 6/1/49	150,000	113,750
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	382,341
3.85%, 2/1/48, Series L	50,000	35,792
3.25%, 11/1/51	450,000	287,451
Spectra Energy Partners LP 5.95%, 9/25/43	100,000	99,242
Sprint Capital Corp. 8.75%, 3/15/32	422,000	505,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Stanley Black & Decker, Inc.
4.25%, 11/15/28(c)	$79,000	$76,019
2.30%, 3/15/30	175,000	147,856
4.85%, 11/15/48	260,000	222,261
Starbucks Corp.
2.00%, 3/12/27	100,000	91,969
4.00%, 11/15/28	233,000	223,522
3.55%, 8/15/29	89,000	83,082
4.80%, 2/15/33	350,000	340,025
4.30%, 6/15/45	300,000	248,733
4.45%, 8/15/49	247,000	203,763
Steel Dynamics, Inc.
3.45%, 4/15/30(c)	133,000	120,849
3.25%, 1/15/31	100,000	88,334
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	202,024
Store Capital LLC
4.50%, 3/15/28	30,000	28,410
4.63%, 3/15/29	75,000	70,747
Stryker Corp.
3.50%, 3/15/26	128,000	124,186
4.10%, 4/1/43	25,000	20,675
4.63%, 3/15/46	218,000	192,189
2.90%, 6/15/50	28,000	18,251
Synchrony Financial
3.70%, 8/4/26	133,000	126,383
3.95%, 12/1/27	110,000	103,040
5.15%, 3/19/29	90,000	86,342
Sysco Corp.
3.25%, 7/15/27	109,000	103,010
5.95%, 4/1/30	233,000	241,873
5.38%, 9/21/35	72,000	71,901
4.50%, 4/1/46	25,000	21,066
6.60%, 4/1/50	262,000	292,180
3.15%, 12/14/51(c)	250,000	164,100
T-Mobile USA, Inc.
2.25%, 2/15/26	386,000	365,712
3.75%, 4/15/27	855,000	820,082
3.88%, 4/15/30	533,000	495,642
2.70%, 3/15/32	180,000	149,778
5.05%, 7/15/33	900,000	876,987
4.38%, 4/15/40	275,000	239,445
3.00%, 2/15/41	186,000	133,645
4.50%, 4/15/50	630,000	525,691
3.30%, 2/15/51	298,000	201,016
3.40%, 10/15/52	513,000	349,240
6.00%, 6/15/54	250,000	258,380
5.80%, 9/15/62	282,000	281,368
Tampa Electric Co. 4.10%, 6/15/42	87,000	71,531
Tapestry, Inc. 7.85%, 11/27/33	650,000	685,678
Targa Resources Corp. 4.95%, 4/15/52	235,000	200,347
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	690,000	656,197
Target Corp.
3.38%, 4/15/29	130,000	121,741
7.00%, 1/15/38	250,000	291,420
TC PipeLines LP 3.90%, 5/25/27	147,000	140,606
TD SYNNEX Corp.
1.75%, 8/9/26	216,000	198,567
2.65%, 8/9/31	193,000	157,793
Teledyne FLIR LLC 2.50%, 8/1/30	135,000	113,999
Teledyne Technologies, Inc. 2.75%, 4/1/31	147,000	124,481
Texas Instruments, Inc. 5.15%, 2/8/54	300,000	286,566
Textron, Inc.
3.65%, 3/15/27	203,000	193,962
3.38%, 3/1/28	205,000	191,183
Thermo Fisher Scientific, Inc. 2.80%, 10/15/41	500,000	355,980
Thomas Jefferson University 3.85%, 11/1/57	40,000	28,913
Time Warner Cable LLC
6.55%, 5/1/37	573,000	543,130
7.30%, 7/1/38	176,000	178,274
5.50%, 9/1/41	370,000	309,131
4.50%, 9/15/42	75,000	55,079
Timken Co. 4.50%, 12/15/28	206,000	199,688
TJX Cos., Inc. 4.50%, 4/15/50	250,000	220,492
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	44,244
3.80%, 11/1/29	150,000	137,808
Toyota Motor Credit Corp.
3.95%, 6/30/25	260,000	256,428
5.60%, 9/11/25	100,000	100,430
4.45%, 5/18/26	500,000	493,260
1.90%, 1/13/27	728,000	671,857
1.15%, 8/13/27	400,000	355,088
Trane Technologies Financing Ltd.
3.80%, 3/21/29	216,000	204,638
4.50%, 3/21/49	150,000	127,455
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	58,000	55,172
5.75%, 6/15/43	50,000	50,773
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	250,000	257,512
4.00%, 3/15/28	220,000	210,663
4.60%, 3/15/48	229,000	195,619
Travelers Cos., Inc. 3.75%, 5/15/46	300,000	233,400
Trimble, Inc. 4.90%, 6/15/28	175,000	171,803
Truist Bank 3.30%, 5/15/26	188,000	180,286
Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(d)	540,000	531,236
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(d)	750,000	752,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(d)	$150,000	$138,428
TWDC Enterprises 18 Corp. 2.95%, 6/15/27	250,000	236,535
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	67,239
4.88%, 8/15/34	126,000	118,626
4.55%, 6/2/47	50,000	40,348
5.10%, 9/28/48	289,000	252,355
U.S. Bancorp 5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(d)	774,000	775,409
UDR, Inc.
2.95%, 9/1/26	40,000	37,825
4.40%, 1/26/29	129,000	123,809
3.20%, 1/15/30	110,000	98,540
3.00%, 8/15/31	105,000	90,003
Union Electric Co. 3.50%, 3/15/29	500,000	468,130
Union Pacific Corp.
3.25%, 8/15/25	173,000	168,800
4.75%, 2/21/26	100,000	99,361
6.63%, 2/1/29	358,000	383,475
3.35%, 8/15/46	500,000	359,575
3.50%, 2/14/53	200,000	143,776
4.10%, 9/15/67	107,000	80,779
3.80%, 4/6/71	160,000	113,254
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	261,519	256,090
4.00%, 10/11/27, Series 2014-1, Class A	20,495	19,786
3.75%, 3/3/28, Series 2014-2, Class A	187,844	179,949
3.45%, 1/7/30, Series 2016-1, Class A	19,711	17,885
4.15%, 2/25/33, Series 2019-1, Class AA	33,080	30,849
United Parcel Service, Inc.
3.05%, 11/15/27	49,000	46,041
6.20%, 1/15/38	250,000	271,437
4.25%, 3/15/49	200,000	165,762
5.05%, 3/3/53	335,000	313,188
UnitedHealth Group, Inc.
5.15%, 10/15/25	520,000	519,392
1.15%, 5/15/26	196,000	181,674
3.45%, 1/15/27	93,000	89,474
3.38%, 4/15/27	355,000	340,108
3.70%, 5/15/27	10,000	9,651
3.88%, 12/15/28	129,000	123,230
3.50%, 8/15/39	250,000	201,575
4.20%, 1/15/47	943,000	780,879
5.05%, 4/15/53	250,000	231,055
5.38%, 4/15/54	250,000	242,677
3.88%, 8/15/59	350,000	259,850
6.05%, 2/15/63	100,000	105,290
Universal Health Services, Inc. 2.65%, 1/15/32	310,000	252,005
University of Miami 4.06%, 4/1/52, Series 2022	37,000	30,174
Unum Group
5.75%, 8/15/42	122,000	117,708
4.50%, 12/15/49	75,000	58,751
Valero Energy Corp.
2.15%, 9/15/27	154,000	139,449
2.80%, 12/1/31	275,000	232,171
6.63%, 6/15/37	36,000	38,443
4.90%, 3/15/45	200,000	178,798
3.65%, 12/1/51	97,000	67,496
Valmont Industries, Inc. 5.00%, 10/1/44	55,000	48,810
Ventas Realty LP
4.00%, 3/1/28	115,000	109,428
2.50%, 9/1/31	170,000	138,834
5.63%, 7/1/34	250,000	246,667
Verisk Analytics, Inc.
5.50%, 6/15/45	125,000	120,569
3.63%, 5/15/50	70,000	49,530
Verizon Communications, Inc.
0.85%, 11/20/25	305,000	285,898
4.13%, 3/16/27	398,000	387,799
3.00%, 3/22/27	1,000,000	944,710
4.33%, 9/21/28	141,000	136,712
3.88%, 2/8/29	197,000	186,738
4.02%, 12/3/29	173,000	163,366
3.15%, 3/22/30	109,000	97,759
1.68%, 10/30/30	154,000	124,241
2.55%, 3/21/31	57,000	48,079
2.36%, 3/15/32	875,000	710,789
4.40%, 11/1/34	141,000	130,161
5.25%, 3/16/37	360,000	354,172
4.81%, 3/15/39	250,000	231,337
2.65%, 11/20/40	340,000	234,583
3.40%, 3/22/41	186,000	142,366
2.85%, 9/3/41	254,000	178,410
4.13%, 8/15/46	230,000	186,719
4.86%, 8/21/46(c)	100,000	91,268
4.00%, 3/22/50	549,000	429,022
2.88%, 11/20/50	625,000	394,006
3.55%, 3/22/51	416,000	298,218
5.50%, 2/23/54	200,000	194,954
5.01%, 8/21/54	100,000	90,981
2.99%, 10/30/56	606,000	370,054
3.70%, 3/22/61	383,000	269,938
VF Corp.
2.80%, 4/23/27	130,000	117,980
2.95%, 4/23/30(c)	160,000	129,389
Viatris, Inc.
2.70%, 6/22/30	210,000	176,860
3.85%, 6/22/40	71,000	51,861
4.00%, 6/22/50(c)	275,000	185,867
Virginia Electric & Power Co.
2.40%, 3/30/32	177,000	144,729
5.70%, 8/15/53	450,000	450,495
VMware LLC
3.90%, 8/21/27	162,000	154,878
2.20%, 8/15/31	188,000	151,024
Vontier Corp. 2.95%, 4/1/31	110,000	90,734
Voya Financial, Inc.
4.80%, 6/15/46	52,000	44,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; Secured Overnight Financing Rate + 2.348% thereafter)(d)	$235,000	$200,963
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,388
4.50%, 6/15/47	80,000	67,554
4.70%, 3/1/48	255,000	221,603
Walt Disney Co.
1.75%, 1/13/26	500,000	473,310
6.65%, 11/15/37	250,000	279,792
3.50%, 5/13/40	250,000	198,808
5.40%, 10/1/43	150,000	148,296
4.75%, 11/15/46	200,000	178,988
4.70%, 3/23/50(c)	250,000	225,622
Warnermedia Holdings, Inc.
3.76%, 3/15/27	800,000	759,216
5.05%, 3/15/42	875,000	723,870
5.14%, 3/15/52	568,000	448,618
5.39%, 3/15/62	525,000	413,537
Waste Connections, Inc.
3.50%, 5/1/29	161,000	149,888
2.20%, 1/15/32	231,000	186,865
Waste Management, Inc.
3.15%, 11/15/27	175,000	164,938
1.15%, 3/15/28	14,000	12,178
2.95%, 6/1/41	350,000	253,725
WEC Energy Group, Inc.
5.00%, 9/27/25	300,000	298,113
1.38%, 10/15/27	85,000	74,902
Wells Fargo & Co.
3.00%, 4/22/26	610,000	584,215
4.54%, 8/15/26, (4.54% fixed rate until 8/15/25; Secured Overnight Financing Rate + 1.56% thereafter)(d)	250,000	247,040
4.30%, 7/22/27	647,000	628,819
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(d)	500,000	475,565
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(d)	760,000	697,247
4.15%, 1/24/29	600,000	575,112
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(d)	250,000	251,575
5.61%, 1/15/44	500,000	486,075
3.90%, 5/1/45	150,000	120,347
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(d)	350,000	319,550
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(d)	500,000	427,445
5.95%, 12/1/86	132,000	132,701
Wells Fargo Bank NA 6.60%, 1/15/38	500,000	546,305
Welltower OP LLC
4.25%, 4/15/28	70,000	67,393
4.13%, 3/15/29	185,000	175,774
3.10%, 1/15/30	218,000	194,580
2.80%, 6/1/31	175,000	148,762
Western Midstream Operating LP
4.05%, 2/1/30	250,000	232,130
5.25%, 2/1/50	220,000	191,688
Western Union Co. 1.35%, 3/15/26	100,000	92,700
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	145,786
Westlake Corp.
5.00%, 8/15/46	85,000	75,463
4.38%, 11/15/47	85,000	68,779
3.13%, 8/15/51	150,000	95,085
WestRock MWV LLC 8.20%, 1/15/30	36,000	40,698
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	78,845
4.00%, 4/15/30	69,000	64,236
7.38%, 3/15/32	227,000	254,242
3.38%, 3/9/33	43,000	36,811
Whirlpool Corp.
2.40%, 5/15/31(c)	205,000	167,399
4.60%, 5/15/50	228,000	178,864
Williams Cos., Inc.
3.75%, 6/15/27	149,000	142,445
4.90%, 3/15/29	500,000	491,710
2.60%, 3/15/31	130,000	109,468
5.65%, 3/15/33	200,000	201,358
6.30%, 4/15/40	305,000	316,401
5.75%, 6/24/44	67,000	65,620
5.10%, 9/15/45	206,000	186,970
Willis North America, Inc.
4.65%, 6/15/27	183,000	179,285
4.50%, 9/15/28	140,000	135,418
2.95%, 9/15/29	160,000	142,448
Wisconsin Electric Power Co. 4.30%, 10/15/48	200,000	164,928
Wisconsin Power & Light Co. 3.00%, 7/1/29	110,000	100,042
Workday, Inc. 3.50%, 4/1/27	239,000	228,472
WR Berkley Corp.
4.75%, 8/1/44	308,000	272,124
4.00%, 5/12/50	185,000	139,516
WRKCo, Inc.
4.00%, 3/15/28	74,000	70,754
3.00%, 6/15/33(c)	285,000	237,553
Xcel Energy, Inc.
1.75%, 3/15/27	160,000	145,106
3.40%, 6/1/30	90,000	80,658
2.35%, 11/15/31	85,000	68,265
6.50%, 7/1/36	130,000	136,790
Xylem, Inc. 1.95%, 1/30/28	95,000	85,160
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	153,000	152,435
Zoetis, Inc.
3.00%, 9/12/27	173,000	161,758
4.70%, 2/1/43	50,000	44,688
3.95%, 9/12/47	100,000	78,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
4.45%, 8/20/48	$80,000	$68,191
3.00%, 5/15/50	250,000	163,688
Total United States		354,804,276
TOTAL CORPORATE BONDS (Cost: $439,054,136)		417,835,360
FOREIGN GOVERNMENT AGENCIES - 0.3%
Japan - 0.3%
Japan Bank for International Cooperation
2.88%, 4/14/25	1,000,000	978,450
1.88%, 7/21/26	320,000	299,523
2.88%, 6/1/27	420,000	396,157
2.88%, 7/21/27	250,000	235,122
1.88%, 4/15/31	940,000	781,986
Japan International Cooperation Agency 2.13%, 10/20/26	250,000	233,733
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,146,708)		2,924,971
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Chile - 0.1%
Chile Government International Bonds
2.75%, 1/31/27	450,000	420,984
3.24%, 2/6/28	200,000	186,966
2.45%, 1/31/31	250,000	212,047
4.95%, 1/5/36	200,000	190,814
3.10%, 5/7/41	282,000	205,257
Total Chile		1,216,068
Hungary - 0.0%
Hungary Government International Bonds 7.63%, 3/29/41	158,000	178,750
Indonesia - 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	249,655
2.85%, 2/14/30	550,000	485,749
4.35%, 1/11/48	625,000	528,131
5.35%, 2/11/49	200,000	196,050
4.20%, 10/15/50	220,000	179,707
5.45%, 9/20/52	600,000	586,200
4.45%, 4/15/70	387,000	312,549
Total Indonesia		2,538,041
Israel - 0.1%
Israel Government International Bonds 5.75%, 3/12/54	400,000	362,616
State of Israel 2.50%, 1/15/30	200,000	167,798
Total Israel		530,414
Italy - 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	486,948
4.00%, 10/17/49	550,000	395,747
Total Italy		882,695
Mexico - 0.7%
Mexico Government International Bonds
11.50%, 5/15/26	55,000	62,005
3.25%, 4/16/30	1,175,000	1,033,941
2.66%, 5/24/31	1,163,000	961,092
4.75%, 4/27/32	380,000	354,088
6.35%, 2/9/35	200,000	202,662
6.00%, 5/7/36	500,000	492,380
6.05%, 1/11/40, Series A	102,000	99,435
4.28%, 8/14/41	275,000	216,081
4.75%, 3/8/44	354,000	287,299
5.55%, 1/21/45	700,000	634,326
4.60%, 1/23/46	550,000	430,270
4.35%, 1/15/47	205,000	155,415
4.60%, 2/10/48	200,000	155,288
4.50%, 1/31/50	303,000	231,650
4.40%, 2/12/52	290,000	214,829
6.40%, 5/7/54	200,000	193,166
3.77%, 5/24/61	745,000	465,096
5.75%, 10/12/2110	210,000	176,110
Total Mexico		6,365,133
Panama - 0.3%
Panama Government International Bonds
8.88%, 9/30/27	380,000	409,883
9.38%, 4/1/29	200,000	222,700
3.30%, 1/19/33	800,000	615,312
6.70%, 1/26/36	235,000	226,223
4.50%, 5/15/47	200,000	137,466
4.50%, 4/16/50	500,000	333,070
4.30%, 4/29/53	295,000	186,912
4.50%, 4/1/56	525,000	336,157
3.87%, 7/23/60	300,000	169,119
4.50%, 1/19/63	640,000	404,288
Total Panama		3,041,130
Peru - 0.2%
Peru Government International Bonds
4.13%, 8/25/27	64,000	61,531
2.78%, 1/23/31	588,000	497,007
8.75%, 11/21/33	190,000	228,635
3.00%, 1/15/34	196,000	157,478
6.55%, 3/14/37	205,000	216,582
3.30%, 3/11/41	500,000	365,180
5.63%, 11/18/50	70,000	67,560
3.60%, 1/15/72	313,000	198,342
3.23%, 7/28/2121	110,000	60,861
Total Peru		1,853,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Philippines - 0.4%
Bangko Sentral ng Pilipinas International Bonds 8.60%, 6/15/27, Series A	$300,000	$325,980
Philippines Government International Bonds
3.00%, 2/1/28	1,370,000	1,272,347
9.50%, 2/2/30	230,000	278,438
6.38%, 1/15/32	160,000	170,810
5.00%, 1/13/37	500,000	483,395
3.95%, 1/20/40	480,000	399,230
3.70%, 3/1/41	200,000	159,250
3.70%, 2/2/42	455,000	358,003
3.20%, 7/6/46	500,000	348,355
Total Philippines		3,795,808
Poland - 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	275,000	266,588
5.75%, 11/16/32	60,000	62,001
5.13%, 9/18/34	500,000	487,875
5.50%, 4/4/53	200,000	194,110
Total Poland		1,010,574
Uruguay - 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	343,807
7.63%, 3/21/36	260,000	308,781
4.13%, 11/20/45	244,000	210,506
5.10%, 6/18/50	280,000	262,441
4.98%, 4/20/55	475,000	431,106
Total Uruguay		1,556,641
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $25,703,276)		22,968,430
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
United States - 6.6%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	405,621
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	406,635
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	937,098
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,920,173	1,700,275
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	689,167
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	678,814
Bank5 6.26%, 4/15/56, Series 2023-5YR1, Class A3^(d)	500,000	512,767
BBCMS Mortgage Trust
4.60%, 6/15/55, Series 2022-C16, Class A5^(d)	500,000	475,203
6.80%, 11/15/56, Series 2023-C22, Class A5^(d)	700,000	773,005
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	269,206
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	939,444
4.51%, 5/15/53, Series 2018-B7, Class A4^(d)	625,000	597,230
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	216,342
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	330,710
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	304,433
3.79%, 4/15/55, Series 2022-B34, Class A5^(d)	250,000	218,593
6.54%, 5/15/55, Series 2023-V2, Class AS^(d)	500,000	512,369
5.53%, 4/15/56, Series 2023-B38, Class A4	354,000	357,474
6.42%, 1/10/57, Series 2024-V5, Class AM^(d)	325,000	333,401
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	929,261
BMO Mortgage Trust
4.81%, 7/15/54, Series 2022-C2, Class A5^(d)	500,000	484,983
5.96%, 9/15/56, Series 2023-C6, Class A5^(d)	500,000	519,665
CD Mortgage Trust 3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	488,350
Citigroup Commercial Mortgage Trust
3.72%, 9/15/48, Series 2015-P1, Class A5	845,000	823,732
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	579,667
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	465,645
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	432,752
2.69%, 8/10/56, Series 2019-GC41, Class A2	234,550	233,358
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	220,090
COMM Mortgage Trust
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	243,952
3.63%, 10/10/48, Series 2015-CR26, Class A4	300,000	290,628
2.87%, 8/15/57, Series 2019-GC44, Class ASB	500,000	467,795
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	99,903	96,427
3.76%, 11/15/48, Series 2016-C5, Class A5	550,000	534,196
4.22%, 8/15/51, Series 2018-CX12, Class A4^(d)	779,577	739,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	$802,915	$789,494
3.31%, 9/25/25, Series K051, Class A2	780,000	760,629
3.15%, 11/25/25, Series K052, Class A2	700,000	679,932
2.57%, 7/25/26, Series K057, Class A2	650,000	618,882
2.96%, 7/25/26, Series K060, Class A1	388,112	378,014
3.41%, 12/25/26, Series K062, Class A2	500,000	479,962
3.43%, 1/25/27, Series K063, Class A2^(d)	350,000	336,117
3.12%, 6/25/27, Series K066, Class A2	750,000	711,263
3.19%, 7/25/27, Series K067, Class A2	500,000	474,119
3.19%, 9/25/27, Series K069, Class A2^(d)	625,000	591,945
1.60%, 12/25/27, Series K741, Class A2	500,000	446,484
3.35%, 1/25/28, Series K073, Class A2	1,250,000	1,183,748
4.82%, 6/25/28, Series K505, Class A2	1,100,000	1,093,120
3.93%, 7/25/28, Series K080, Class A2^(d)	400,000	384,619
4.86%, 10/25/28, Series K511, Class A2	750,000	745,788
2.12%, 3/25/29, Series K749, Class A2^(d)	350,000	310,125
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,816,122
1.23%, 10/25/29, Series K107, Class A1	331,333	300,060
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,724,663
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,225,303
1.55%, 10/25/30, Series K121, Class A2	500,000	408,922
3.90%, 12/25/30, Series K158, Class A2^(d)	1,500,000	1,414,545
2.11%, 1/25/31, Series K127, Class A2	1,000,000	843,522
2.13%, 11/25/31, Series K136, Class A2	1,000,000	828,141
2.58%, 5/25/32, Series K145, Class A2	700,000	593,324
2.92%, 6/25/32, Series K146, Class A2	500,000	434,152
3.46%, 11/25/32, Series K154, Class A3^(d)	1,100,000	991,398
4.50%, 7/25/33, Series K159, Class A2^(d)	1,000,000	968,674
4.90%, 10/25/33, Series K-161, Class A2	300,000	299,287
5.15%, 12/25/33, Series K-162, Class A2	600,000	609,852
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,455,791	1,361,945
2.89%, 6/25/29, Series 2019-M12, Class A2^(d)	328,484	300,681
2.44%, 10/25/29, Series 2020-M1, Class A2	2,000,000	1,771,013
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	121,544
1.47%, 11/25/30, Series 2021-M1G, Class A2^(d)	1,000,000	812,007
3.61%, 2/25/31, Series 2019-M4, Class A2	1,826,962	1,688,194
1.94%, 1/25/32, Series 2022-M10, Class A2^(d)	1,000,000	812,823
2.59%, 6/25/32, Series 2022-M13, Class A2^(d)	400,000	339,273
4.50%, 4/25/33, Series 2023-M1S, Class A2^(d)	100,000	97,061
2.94%, 7/25/39, Series 2016-M11, Class AL	146,475	129,870
GS Mortgage Securities Trust
3.43%, 8/10/50, Series 2017-GS7, Class A4	500,000	464,872
3.99%, 3/10/51, Series 2018-GS9, Class A4^(d)	750,000	695,724
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	593,331
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	702,550
JP Morgan Chase Commercial Mortgage Securities Trust 3.65%, 12/15/49, Series 2016-JP4, Class A4^(d)	132,000	125,096
JPMBB Commercial Mortgage Securities Trust 3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	963,150
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	96,075	94,775
3.31%, 4/15/48, Series 2015-C22, Class A4	600,000	587,080
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	963,853
Morgan Stanley Capital I Trust
3.59%, 3/15/49, Series 2016-UBS9, Class A4	278,000	265,898
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	469,930
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	951,860
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	370,979
UBS Commercial Mortgage Trust 3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	937,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	$525,000	$495,503
3.72%, 12/15/48, Series 2015-NXS4, Class A4	500,000	487,376
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	790,630
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	467,620
3.75%, 3/15/51, Series 2018-C43, Class A3	461,138	432,735
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	661,274
4.00%, 4/15/55, Series 2022-C62, Class A4^(d)	100,000	91,021
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $61,772,944)		59,696,508
MUNICIPAL BONDS - 0.1%
United States - 0.1%
Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	117,370
Los Angeles Department of Water & Power 6.57%, 7/1/45	70,000	77,189
Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	207,000	232,968
Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	90,000	84,936
San Jose Redevelopment Successor Agency 3.38%, 8/1/34, Series A-T	60,000	53,277
State of Illinois 6.63%, 2/1/35, Series 1	84,615	88,187
University of California 4.86%, 5/15/2112, Series AD	56,000	48,672
TOTAL MUNICIPAL BONDS (Cost: $848,640)		702,599
ASSET-BACKED SECURITIES - 4.9%
United States - 4.9%
American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	2,000,000	1,961,178
3.75%, 8/15/27, Series 2022-3, Class A	900,000	882,473
4.95%, 10/15/27, Series 2022-4, Class A	400,000	397,709
4.87%, 5/15/28, Series 2023-1, Class A	1,000,000	993,756
4.80%, 5/15/30, Series 2023-2, Class A	600,000	594,991
BA Credit Card Trust
3.53%, 11/15/27, Series 2022-A1, Class A1	650,000	637,478
4.79%, 5/15/28, Series 2023-A1, Class A1	1,700,000	1,686,425
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27, Series 2022-A2, Class A	1,100,000	1,079,477
4.95%, 10/15/27, Series 2022-A3, Class A	500,000	497,042
4.42%, 5/15/28, Series 2023-A1, Class A	800,000	787,606
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	653,987
1.39%, 7/15/30, Series 2021-A2, Class A2	1,600,000	1,382,421
Capital One Prime Auto Receivables Trust 0.77%, 9/15/26, Series 2021-1, Class A3	259,938	253,289
CarMax Auto Owner Trust
3.97%, 4/15/27, Series 2022-3, Class A3	1,066,779	1,053,460
4.75%, 10/15/27, Series 2023-1, Class A3	737,000	731,009
4.92%, 10/16/28, Series 2024-1, Class A3	250,000	247,924
Chase Issuance Trust 5.16%, 9/15/28, Series 2023-A1, Class A	275,000	274,832
CNH Equipment Trust 0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	935,878
Discover Card Execution Note Trust
3.32%, 5/15/27, Series 2022-A2, Class A	545,000	533,986
3.56%, 7/15/27, Series 2022-A3, Class A3	1,000,000	979,434
5.03%, 10/15/27, Series 2022-A4, Class A	300,000	298,491
4.31%, 3/15/28, Series 2023-A1, Class A	500,000	491,561
Exeter Automobile Receivables Trust 5.70%, 8/17/26, Series 2022-6A, Class A3	139,697	139,697
Ford Credit Auto Lease Trust
4.83%, 5/15/26, Series 2023-A, Class A4	500,000	496,867
5.06%, 5/15/27, Series 2024-A, Class A3	1,000,000	994,335
Ford Credit Auto Owner Trust
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	734,091
4.65%, 2/15/28, Series 2023-A, Class A3	500,000	494,543
5.23%, 5/15/28, Series 2023-B, Class A3	300,000	299,234
GM Financial Automobile Leasing Trust 5.16%, 1/20/27, Series 2023-1, Class A4	645,000	642,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

Investments in Long Securities	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust
3.71%, 12/16/27, Series 2022-3, Class A4	$1,250,000	$1,213,095
4.66%, 2/16/28, Series 2023-1, Class A3	1,000,000	989,980
4.85%, 12/18/28, Series 2024-1, Class A3	750,000	743,319
Honda Auto Receivables Owner Trust
3.73%, 7/20/26, Series 2022-2, Class A3	810,926	801,009
5.04%, 4/21/27, Series 2023-1, Class A3	868,000	864,079
Hyundai Auto Receivables Trust
5.39%, 6/15/27, Series 2022-C, Class A3	500,000	499,493
1.08%, 12/15/27, Series 2020-C, Class C	400,000	385,565
5.54%, 10/16/28, Series 2023-C, Class A3	1,000,000	1,004,552
John Deere Owner Trust 5.18%, 3/15/28, Series 2023-B, Class A3	1,000,000	996,157
Mercedes-Benz Auto Lease Trust 4.74%, 1/15/27, Series 2023-A, Class A3	1,000,000	992,495
Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/27, Series 2023-1, Class A3	500,000	494,746
Nissan Auto Lease Trust 4.91%, 4/15/27, Series 2024-A, Class A3	340,000	336,584
Nissan Auto Receivables Owner Trust 5.93%, 3/15/28, Series 2023-B, Class A3	500,000	503,860
Santander Drive Auto Receivables Trust
3.44%, 9/15/27, Series 2022-2, Class B	988,997	977,107
5.25%, 4/17/28, Series 2024-1, Class A3	300,000	298,980
5.93%, 7/17/28, Series 2023-6, Class A3	1,250,000	1,257,766
Synchrony Card Funding LLC
3.86%, 7/15/28, Series 2022-A2, Class A	900,000	883,479
5.54%, 7/15/29, Series 2023-A1, Class A	1,000,000	1,002,901
Toyota Auto Receivables Owner Trust
0.53%, 10/15/26, Series 2021-B, Class A4	1,500,000	1,437,855
3.76%, 4/15/27, Series 2022-C, Class A3	250,000	246,134
3.77%, 2/15/28, Series 2022-C, Class A4	274,000	265,429
4.71%, 2/15/28, Series 2023-B, Class A3	400,000	395,726
5.54%, 8/15/28, Series 2023-D, Class A3	395,000	396,879
Verizon Master Trust
1.53%, 7/20/28, Series 2022-2, Class A	500,000	487,226
3.67%, 1/22/29, Series 2022-6, Class A	1,850,000	1,813,034
Volkswagen Auto Lease Trust 3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,238,944
Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	180,000	179,031
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	252,583
World Omni Auto Receivables Trust
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	946,552
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	330,067
4.66%, 5/15/28, Series 2023-B, Class A3	400,000	395,844
World Omni Automobile Lease Securitization Trust 5.04%, 7/17/28, Series 2023-A, Class A4	95,000	94,419
TOTAL ASSET-BACKED SECURITIES (Cost: $44,234,388)		43,880,885
REPURCHASE AGREEMENT - 0.8%
United States - 0.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 6/3/24; Proceeds at maturity - $7,513,317 (fully collateralized by U.S. Treasury Note, 3.50% due 2/15/33; Market value including accrued interest - $7,660,293) (Cost: $7,510,000)	7,510,000	7,510,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f) (Cost: $3,971,886)	3,971,886	3,971,886

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS - 100.8% (Cost: $970,835,753)	910,091,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS - (0.4)%
Federal National Mortgage Association - (0.0)%
3.50%, 7/1/54(b)	$(50,000)	$(43,808)
Uniform Mortgage-Backed Securities - (0.4)%
2.00%, 6/1/39(b)	(375,000)	(327,597)
2.50%, 6/1/39(b)	(775,000)	(696,168)
3.00%, 6/1/39(b)	(375,000)	(344,930)
4.00%, 6/1/39(b)	(75,000)	(71,929)
2.00%, 6/1/54(b)	(925,000)	(713,778)
2.50%, 6/1/54(b)	(650,000)	(524,893)
3.00%, 6/1/54(b)	(1,025,000)	(861,889)
4.00%, 6/1/54(b)	(50,000)	(45,367)
1.50%, 7/1/54(b)	(25,000)	(18,405)
2.00%, 7/1/54(b)	(125,000)	(96,566)
2.50%, 7/1/54(b)	(100,000)	(80,817)
3.00%, 7/1/54(b)	(50,000)	(42,068)
Total Uniform Mortgage-Backed Securities		(3,824,407)
TOTAL TBA SALE COMMITMENTS (Proceeds: $3,867,778)		(3,868,215)
Other Assets less Liabilities - (0.4)%		(3,852,776)
NET ASSETS - 100.0%		$902,370,434

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2024.
(b)	To-be-announced ("TBA") security. TBA securities are non-income producing.
(c)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $13,174,333. The Fund also had securities on loan having a market value of the $190,330 that were sold and pending settlement. The total market value of the collateral held by the Fund was $13,752,102. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,780,216.
(d)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$149,668,440	$—	$149,668,440
U.S. Government Obligations	—	200,932,346	—	200,932,346
Corporate Bonds	—	417,835,360	—	417,835,360
Foreign Government Agencies	—	2,924,971	—	2,924,971
Foreign Government Obligations	—	22,968,430	—	22,968,430
Commercial Mortgage-Backed Securities	—	59,696,508	—	59,696,508
Municipal Bonds	—	702,599	—	702,599
Asset-Backed Securities	—	43,880,885	—	43,880,885
Repurchase Agreement	—	7,510,000	—	7,510,000
Investment of Cash Collateral for Securities Loaned	—	3,971,886	—	3,971,886
Total Investments in Securities	$—	$910,091,425	$—	$910,091,425
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(3,868,215)	$—	$(3,868,215)
Total - Net	$—	$906,223,210	$—	$906,223,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 4.7%
Federal National Mortgage Association - 4.7%
1.50%, 12/1/36	$196,206	$166,932
2.00%, 12/1/36	152,960	133,787
2.00%, 1/1/37	727,439	636,750
2.50%, 3/1/37	724,626	651,689
5.00%, 4/1/39	189,282	187,452
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,805,924)		1,776,610
U.S. GOVERNMENT OBLIGATIONS - 30.8%
U.S. Treasury Bill - 0.5%
5.38%, 6/13/24*	200,000	199,708
U.S. Treasury Notes - 30.3%
0.50%, 3/31/25	494,700	476,091
0.25%, 5/31/25	3,731,500	3,554,472
4.88%, 11/30/25	143,500	143,192
0.38%, 1/31/26	1,079,000	1,000,709
0.75%, 4/30/26	306,000	283,205
0.75%, 5/31/26	1,190,000	1,097,984
0.63%, 7/31/26	550,700	503,891
1.13%, 2/28/27	18,900	17,184
2.75%, 4/30/27	63,500	60,209
0.50%, 5/31/27	4,315,000	3,818,269
2.75%, 7/31/27	249,000	235,227
3.50%, 1/31/28	146,100	140,741
3.75%, 12/31/28	24,500	23,718
Total U.S. Treasury Notes		11,354,892
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,543,471)		11,554,600
CORPORATE BONDS - 46.8%
Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	10,000	9,936
6.42%, 3/1/26	5,000	5,091
5.25%, 9/8/26	5,000	5,009
4.75%, 2/28/28	10,000	9,902
5.10%, 9/8/28	5,000	5,011
Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	5,000	5,398
Westpac Banking Corp. 4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	15,000	14,468
Total Australia		54,815
Belgium - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26	20,000	19,533
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28(b)	20,000	19,421
4.75%, 1/23/29(b)	35,000	34,757
Total Belgium		73,711
Bermuda - 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	2,000	1,842
Brazil - 0.0%
Vale Overseas Ltd. 6.25%, 8/10/26	5,000	5,091
Canada - 2.3%
Algonquin Power & Utilities Corp. 5.37%, 6/15/26	15,000	14,904
Bank of Montreal
1.85%, 5/1/25	1,000	968
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	110,000	102,324
Bank of Nova Scotia
1.30%, 6/11/25	41,000	39,281
1.05%, 3/2/26	40,000	37,144
1.35%, 6/24/26	5,000	4,615
2.70%, 8/3/26	10,000	9,461
1.30%, 9/15/26	10,000	9,133
5.35%, 12/7/26	10,000	9,998
1.95%, 2/2/27	5,000	4,598
5.25%, 6/12/28(b)	5,000	5,011
Brookfield Finance, Inc.
4.25%, 6/2/26	5,000	4,896
3.90%, 1/25/28	10,000	9,566
4.85%, 3/29/29	10,000	9,840
Canadian Imperial Bank of Commerce
3.95%, 8/4/25	10,000	9,828
0.95%, 10/23/25	20,000	18,834
1.25%, 6/22/26	20,000	18,434
5.62%, 7/17/26	15,000	15,087
5.93%, 10/2/26	5,000	5,068
5.99%, 10/3/28	5,000	5,131
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,810
6.90%, 7/15/28	5,000	5,365
Canadian Pacific Railway Co. 1.75%, 12/2/26	12,000	11,020
CGI, Inc. 1.45%, 9/14/26	5,000	4,577
Emera U.S. Finance LP 3.55%, 6/15/26	10,000	9,570
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,584
5.90%, 11/15/26	10,000	10,113
4.25%, 12/1/26	10,000	9,744
Fortis, Inc. 3.06%, 10/4/26	15,000	14,198
Magna International, Inc.
4.15%, 10/1/25	5,000	4,914
5.98%, 3/21/26	5,000	5,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
5.05%, 3/14/29	$5,000	$4,973
Manulife Financial Corp.
4.15%, 3/4/26	10,000	9,803
2.48%, 5/19/27	5,000	4,653
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,574
Nutrien Ltd.
3.00%, 4/1/25	5,000	4,895
5.95%, 11/7/25	5,000	5,029
4.00%, 12/15/26	5,000	4,840
Rogers Communications, Inc.
3.63%, 12/15/25	10,000	9,706
2.90%, 11/15/26	5,000	4,706
3.20%, 3/15/27	15,000	14,196
Royal Bank of Canada
1.15%, 6/10/25	13,000	12,458
0.88%, 1/20/26	35,000	32,685
1.20%, 4/27/26	50,000	46,324
1.15%, 7/14/26	20,000	18,355
4.88%, 1/19/27	10,000	9,930
2.05%, 1/21/27	20,000	18,530
3.63%, 5/4/27	10,000	9,603
4.24%, 8/3/27	10,000	9,740
6.00%, 11/1/27	10,000	10,251
4.90%, 1/12/28	5,000	4,955
TELUS Corp. 2.80%, 2/16/27	7,000	6,550
Thomson Reuters Corp. 3.35%, 5/15/26	5,000	4,808
Toronto-Dominion Bank
1.15%, 6/12/25	74,000	70,882
4.69%, 9/15/27	75,000	73,747
5.16%, 1/10/28	25,000	24,940
TransCanada PipeLines Ltd. 4.88%, 1/15/26	10,000	9,910
Total Canada		854,059
Chile - 0.0%
Enel Americas SA 4.00%, 10/25/26	7,000	6,726
China - 0.3%
NXP BV/NXP Funding LLC 5.35%, 3/1/26	5,000	4,986
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25	5,000	4,872
3.88%, 6/18/26	10,000	9,708
Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	104,357
Total China		123,923
France - 0.1%
Sanofi SA 3.63%, 6/19/28	10,000	9,589
TotalEnergies Capital International SA 3.46%, 2/19/29	10,000	9,379
TotalEnergies Capital SA 3.88%, 10/11/28	10,000	9,590
Total France		28,558
Germany - 0.5%
Deutsche Bank AG 4.10%, 1/13/26	175,000	171,313
Ireland - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 1/30/26	150,000	140,847
Japan - 1.9%
Honda Motor Co. Ltd. 2.53%, 3/10/27	10,000	9,352
Mitsubishi UFJ Financial Group, Inc. 2.76%, 9/13/26	305,000	288,155
Mizuho Financial Group, Inc. 2.65%, 5/22/26, (2.651% fixed rate until 5/22/25; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	147,000	142,850
ORIX Corp.
3.70%, 7/18/27	5,000	4,766
5.00%, 9/13/27	5,000	4,949
Sumitomo Mitsui Financial Group, Inc. 2.17%, 1/14/27	200,000	185,072
Toyota Motor Corp. 1.34%, 3/25/26	73,000	68,299
Total Japan		703,443
Mexico - 0.0%
Southern Copper Corp. 3.88%, 4/23/25	6,000	5,904
Netherlands - 0.5%
ING Groep NV 1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	200,000	186,674
Spain - 0.3%
Banco Santander SA 4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	96,997
Switzerland - 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/28	5,000	4,851
Credit Suisse AG 1.25%, 8/7/26	135,000	123,353
Total Switzerland		128,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
United Kingdom - 4.0%
Astrazeneca Finance LLC 1.20%, 5/28/26	$135,000	$124,960
Barclays PLC 5.20%, 5/12/26	200,000	197,496
BAT International Finance PLC 1.67%, 3/25/26	46,000	42,976
Diageo Capital PLC 1.38%, 9/29/25	200,000	189,954
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	10,000	9,843
3.88%, 5/15/28	15,000	14,463
HSBC Holdings PLC
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(a)	200,000	192,796
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	200,078
Lloyds Banking Group PLC 3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.469% thereafter)(a)	200,000	187,536
NatWest Group PLC 1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	184,798
Santander U.K. Group Holdings PLC 2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	129,737
Smith & Nephew PLC 5.15%, 3/20/27	5,000	4,981
Vodafone Group PLC 4.13%, 5/30/25	15,000	14,794
Total United Kingdom		1,494,412
United States - 35.9%
3M Co.
2.65%, 4/15/25	5,000	4,875
3.00%, 8/7/25	5,000	4,860
2.25%, 9/19/26	5,000	4,675
2.88%, 10/15/27	5,000	4,646
3.63%, 9/14/28	5,000	4,709
3.38%, 3/1/29	5,000	4,610
AbbVie, Inc.
3.60%, 5/14/25	7,000	6,880
2.95%, 11/21/26	110,000	104,519
4.80%, 3/15/27	15,000	14,913
4.25%, 11/14/28(b)	10,000	9,728
Adobe, Inc. 2.15%, 2/1/27	5,000	4,655
AES Corp. 1.38%, 1/15/26(b)	10,000	9,356
Aflac, Inc.
1.13%, 3/15/26	5,000	4,645
2.88%, 10/15/26	5,000	4,740
AGCO Corp. 5.45%, 3/21/27	5,000	4,997
Air Lease Corp.
3.38%, 7/1/25	10,000	9,756
2.88%, 1/15/26	15,000	14,343
3.75%, 6/1/26	10,000	9,646
1.88%, 8/15/26	15,000	13,855
2.20%, 1/15/27	10,000	9,200
Air Products & Chemicals, Inc. 1.50%, 10/15/25	34,000	32,357
Aircastle Ltd. 4.25%, 6/15/26	10,000	9,735
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	5,000	4,900
4.30%, 1/15/26	5,000	4,909
3.80%, 4/15/26	5,000	4,847
3.95%, 1/15/27	5,000	4,816
Allstate Corp.
0.75%, 12/15/25	5,000	4,655
3.28%, 12/15/26	5,000	4,764
Altria Group, Inc.
2.35%, 5/6/25	10,000	9,705
4.40%, 2/14/26	10,000	9,844
2.63%, 9/16/26	5,000	4,705
Amcor Finance USA, Inc. 3.63%, 4/28/26	5,000	4,815
Amcor Flexibles North America, Inc. 4.00%, 5/17/25	5,000	4,917
Ameren Corp.
3.65%, 2/15/26	5,000	4,848
5.70%, 12/1/26	5,000	5,031
1.95%, 3/15/27	5,000	4,574
Ameren Illinois Co. 3.80%, 5/15/28	5,000	4,778
American Airlines Pass-Through Trust
3.70%, 4/1/28, Series 2014-1, Class A	2,526	2,405
3.60%, 3/22/29, Series 2015-2, Class AA	3,105	2,925
3.58%, 7/15/29, Series 2016-1, Class AA	3,216	3,019
3.20%, 12/15/29, Series 2016-2, Class AA	3,373	3,101
3.00%, 4/15/30, Series 2016-3, Class AA	3,238	2,946
3.65%, 8/15/30, Series 2017-1, Class AA	3,313	3,091
American Express Co.
4.20%, 11/6/25	20,000	19,698
4.99%, 5/1/26, (4.99% fixed rate until 5/1/25; Secured Overnight Financing Rate + 0.999% thereafter)(a)	5,000	4,968
3.13%, 5/20/26	16,000	15,355
1.65%, 11/4/26	33,000	30,285
2.55%, 3/4/27	40,000	37,281
3.30%, 5/3/27	36,000	34,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
American Express Credit Corp. 3.30%, 5/3/27	$10,000	$9,573
American Honda Finance Corp.
1.20%, 7/8/25	41,000	39,189
1.30%, 9/9/26	5,000	4,587
2.30%, 9/9/26	5,000	4,693
2.35%, 1/8/27	5,000	4,671
4.90%, 3/12/27	15,000	14,925
4.70%, 1/12/28	28,000	27,738
3.50%, 2/15/28	5,000	4,741
2.00%, 3/24/28	5,000	4,477
5.13%, 7/7/28	5,000	5,017
American Tower Corp.
4.00%, 6/1/25(b)	10,000	9,842
1.30%, 9/15/25	5,000	4,738
4.40%, 2/15/26	5,000	4,910
1.60%, 4/15/26	10,000	9,317
1.45%, 9/15/26	5,000	4,573
3.38%, 10/15/26	10,000	9,547
2.75%, 1/15/27	10,000	9,383
3.13%, 1/15/27	5,000	4,730
3.65%, 3/15/27	10,000	9,568
Ameriprise Financial, Inc.
3.00%, 4/2/25	5,000	4,897
2.88%, 9/15/26	5,000	4,746
5.70%, 12/15/28	5,000	5,114
Amgen, Inc. 2.20%, 2/21/27	42,000	38,838
Analog Devices, Inc.
2.95%, 4/1/25	5,000	4,898
3.50%, 12/5/26	10,000	9,640
3.45%, 6/15/27	5,000	4,783
1.70%, 10/1/28	5,000	4,379
Aon Global Ltd. 3.88%, 12/15/25	10,000	9,759
Aon North America, Inc. 5.13%, 3/1/27	10,000	9,980
Applied Materials, Inc.
3.90%, 10/1/25	5,000	4,920
3.30%, 4/1/27	10,000	9,596
Arch Capital Finance LLC 4.01%, 12/15/26	5,000	4,833
Archer-Daniels-Midland Co. 2.50%, 8/11/26	10,000	9,454
Ares Capital Corp.
3.25%, 7/15/25	15,000	14,536
3.88%, 1/15/26	13,000	12,545
2.15%, 7/15/26	10,000	9,228
7.00%, 1/15/27	10,000	10,222
AT&T, Inc.
1.70%, 3/25/26	79,000	73,967
2.95%, 7/15/26	10,000	9,527
Atlantic City Electric Co. 4.00%, 10/15/28	5,000	4,779
Atmos Energy Corp. 3.00%, 6/15/27	5,000	4,708
AutoZone, Inc.
3.25%, 4/15/25	5,000	4,901
3.63%, 4/15/25	5,000	4,917
3.13%, 4/21/26	5,000	4,799
5.05%, 7/15/26	5,000	4,972
AvalonBay Communities, Inc. 3.30%, 6/1/29	13,000	11,903
Avnet, Inc. 4.63%, 4/15/26	5,000	4,905
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,419
2.55%, 10/13/26	5,000	4,597
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,624
3.34%, 12/15/27	11,000	10,366
Baltimore Gas & Electric Co. 2.40%, 8/15/26	5,000	4,718
Bank of America Corp.
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	85,000	81,196
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	70,000	65,851
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	80,000	74,809
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	160,000	147,781
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	53,000	49,275
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	45,000	42,710
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	129,000	120,789
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	61,762
Bank of New York Mellon Corp.
1.60%, 4/24/25	31,000	29,978
0.75%, 1/28/26	20,000	18,584
2.45%, 8/17/26	20,000	18,891
1.05%, 10/15/26(b)	15,000	13,656
3.40%, 1/29/28	20,000	18,925
1.65%, 7/14/28	9,000	7,898
3.00%, 10/30/28	36,000	32,981
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	5,000	4,948
Baxalta, Inc. 4.00%, 6/23/25	10,000	9,849
Baxter International, Inc. 1.92%, 2/1/27	25,000	22,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	$10,000	$9,879
3.25%, 4/15/28	5,000	4,680
Berry Global, Inc. 1.57%, 1/15/26	25,000	23,423
Bio-Rad Laboratories, Inc. 3.30%, 3/15/27	5,000	4,727
Biogen, Inc. 4.05%, 9/15/25	20,000	19,653
Black Hills Corp.
3.95%, 1/15/26	5,000	4,877
3.15%, 1/15/27	5,000	4,727
Blackstone Private Credit Fund 2.63%, 12/15/26	33,000	30,151
Blackstone Secured Lending Fund
3.63%, 1/15/26	10,000	9,596
2.75%, 9/16/26	10,000	9,266
2.13%, 2/15/27	5,000	4,514
Blue Owl Capital Corp.
3.75%, 7/22/25	5,000	4,858
4.25%, 1/15/26	5,000	4,847
3.40%, 7/15/26	10,000	9,417
2.63%, 1/15/27	5,000	4,578
Blue Owl Credit Income Corp.
3.13%, 9/23/26	5,000	4,628
4.70%, 2/8/27	5,000	4,767
BNSF Funding Trust I 6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.614% thereafter)(a)	5,000	4,965
Boardwalk Pipelines LP 5.95%, 6/1/26	5,000	5,025
Boeing Co. 2.75%, 2/1/26	144,000	136,349
Booking Holdings, Inc.
3.60%, 6/1/26	10,000	9,706
3.55%, 3/15/28	5,000	4,745
Boston Properties LP
3.65%, 2/1/26	10,000	9,636
2.75%, 10/1/26	10,000	9,322
BP Capital Markets America, Inc.
3.80%, 9/21/25	10,000	9,817
3.41%, 2/11/26	10,000	9,705
3.12%, 5/4/26	10,000	9,625
3.02%, 1/16/27	10,000	9,506
3.54%, 4/6/27	5,000	4,796
3.59%, 4/14/27	5,000	4,803
3.94%, 9/21/28	10,000	9,587
4.23%, 11/6/28(b)	15,000	14,519
BP Capital Markets PLC
3.28%, 9/19/27	10,000	9,459
3.72%, 11/28/28	5,000	4,730
Bristol-Myers Squibb Co.
0.75%, 11/13/25	30,000	28,137
1.13%, 11/13/27	62,000	54,478
Brixmor Operating Partnership LP
4.13%, 6/15/26	5,000	4,858
3.90%, 3/15/27	5,000	4,779
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	35,000	33,794
Broadcom, Inc.
3.15%, 11/15/25	10,000	9,675
3.46%, 9/15/26	10,000	9,605
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	5,000	4,813
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	5,000	4,771
3.25%, 8/15/26	10,000	9,544
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	5,000	4,904
3.65%, 9/1/25	5,000	4,900
7.00%, 12/15/25	5,000	5,132
3.25%, 6/15/27	5,000	4,769
Camden Property Trust
5.85%, 11/3/26	5,000	5,061
4.10%, 10/15/28	5,000	4,797
Campbell Soup Co.
5.30%, 3/20/26	5,000	4,991
5.20%, 3/19/27	5,000	5,005
Capital One Financial Corp.
4.20%, 10/29/25	15,000	14,701
4.99%, 7/24/26, (4.985% fixed rate until 7/24/25; Secured Overnight Financing Rate + 2.16% thereafter)(a)	15,000	14,867
3.75%, 7/28/26	15,000	14,472
3.75%, 3/9/27	15,000	14,379
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	10,000	10,342
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	15,000	13,714
Cardinal Health, Inc. 3.41%, 6/15/27(b)	3,000	2,848
Carrier Global Corp.
5.80%, 11/30/25	10,000	10,049
2.49%, 2/15/27	10,000	9,312
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	45,796
1.70%, 1/8/27	37,000	34,053
Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	4,828
CBRE Services, Inc. 4.88%, 3/1/26	5,000	4,939
CDW LLC/CDW Finance Corp. 2.67%, 12/1/26	10,000	9,333
Celanese U.S. Holdings LLC 1.40%, 8/5/26	5,000	4,569
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,707
3.00%, 2/1/27, Series AA	5,000	4,739
5.20%, 10/1/28	5,000	5,023
CenterPoint Energy Resources Corp. 5.25%, 3/1/28	5,000	5,002
CenterPoint Energy, Inc.
1.45%, 6/1/26	6,000	5,557
5.25%, 8/10/26	5,000	4,983
Charles Schwab Corp.
3.63%, 4/1/25	5,000	4,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
3.85%, 5/21/25(b)	$5,000	$4,923
3.45%, 2/13/26	5,000	4,846
0.90%, 3/11/26(b)	10,000	9,251
1.15%, 5/13/26	9,000	8,319
5.88%, 8/24/26	10,000	10,116
3.20%, 3/2/27	5,000	4,745
2.45%, 3/3/27(b)	15,000	13,939
3.30%, 4/1/27	5,000	4,765
3.20%, 1/25/28	5,000	4,683
2.00%, 3/20/28	10,000	8,939
4.00%, 2/1/29	5,000	4,796
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,097
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,343
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	12,000	11,892
6.15%, 11/10/26	15,000	15,124
Chubb INA Holdings LLC 3.35%, 5/3/26	15,000	14,494
Cigna Group
4.13%, 11/15/25	35,000	34,415
4.50%, 2/25/26	15,000	14,787
1.25%, 3/15/26	16,000	14,892
Cincinnati Financial Corp. 6.92%, 5/15/28(b)	5,000	5,292
Cintas Corp. No. 2
3.45%, 5/1/25	5,000	4,912
3.70%, 4/1/27	10,000	9,668
Cisco Systems, Inc.
3.50%, 6/15/25(b)	27,000	26,549
4.80%, 2/26/27	10,000	9,973
4.85%, 2/26/29	30,000	29,919
Citigroup, Inc.
5.50%, 9/13/25	15,000	14,991
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(a)	25,000	25,000
4.30%, 11/20/26	10,000	9,754
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	301,000	280,093
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(a)	25,000	23,082
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	25,000	24,090
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	20,000	18,823
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	35,000	34,384
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	20,000	19,008
Citizens Financial Group, Inc. 2.85%, 7/27/26(b)	15,000	14,138
Cleco Corporate Holdings LLC 3.74%, 5/1/26	5,000	4,820
CMS Energy Corp. 3.00%, 5/15/26	3,000	2,866
CNH Industrial Capital LLC
3.95%, 5/23/25	5,000	4,920
5.45%, 10/14/25	5,000	5,001
1.88%, 1/15/26	5,000	4,719
1.45%, 7/15/26	5,000	4,607
Coca-Cola Co.
2.90%, 5/25/27	20,000	18,959
1.45%, 6/1/27	5,000	4,541
1.50%, 3/5/28	5,000	4,450
1.00%, 3/15/28	10,000	8,721
Columbia Pipeline Group, Inc. 4.50%, 6/1/25(b)	10,000	9,869
Comcast Corp.
5.25%, 11/7/25	5,000	5,000
3.15%, 3/1/26	78,000	75,400
2.35%, 1/15/27	10,000	9,332
5.35%, 11/15/27	5,000	5,052
3.15%, 2/15/28(b)	15,000	14,039
3.55%, 5/1/28	20,000	18,938
4.15%, 10/15/28	35,000	33,798
CommonSpirit Health
1.55%, 10/1/25	5,000	4,731
6.07%, 11/1/27(b)	5,000	5,125
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,749
2.95%, 8/15/27, Series 122	5,000	4,676
3.70%, 8/15/28	5,000	4,732
Conagra Brands, Inc.
4.60%, 11/1/25	10,000	9,873
5.30%, 10/1/26	5,000	4,998
Concentrix Corp. 6.65%, 8/2/26	10,000	10,114
Conopco, Inc. 7.25%, 12/15/26, Series E	40,000	42,143
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	5,000	4,683
4.00%, 12/1/28, Series D(b)	5,000	4,809
Constellation Brands, Inc.
4.40%, 11/15/25	5,000	4,928
4.75%, 12/1/25	5,000	4,946
5.00%, 2/2/26	5,000	4,994
3.70%, 12/6/26	5,000	4,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
Constellation Energy Generation LLC 3.25%, 6/1/25	$10,000	$9,802
Consumers Energy Co.
4.65%, 3/1/28	5,000	4,944
4.90%, 2/15/29	5,000	4,968
Corebridge Financial, Inc. 3.50%, 4/4/25	10,000	9,819
Costco Wholesale Corp.
3.00%, 5/18/27	10,000	9,547
1.38%, 6/20/27	10,000	9,025
Crown Castle, Inc.
1.35%, 7/15/25	5,000	4,768
4.45%, 2/15/26	10,000	9,824
3.70%, 6/15/26	10,000	9,651
1.05%, 7/15/26	10,000	9,121
4.00%, 3/1/27	5,000	4,817
2.90%, 3/15/27(b)	10,000	9,352
CSX Corp.
3.35%, 11/1/25	5,000	4,867
2.60%, 11/1/26	10,000	9,441
CubeSmart LP
4.00%, 11/15/25	10,000	9,748
3.13%, 9/1/26	5,000	4,748
Cummins, Inc. 0.75%, 9/1/25	18,000	17,058
CVS Health Corp.
3.88%, 7/20/25	31,000	30,424
5.00%, 2/20/26	15,000	14,865
2.88%, 6/1/26	20,000	19,014
3.00%, 8/15/26(b)	10,000	9,497
D.R. Horton, Inc. 1.30%, 10/15/26	5,000	4,553
Dell International LLC/EMC Corp. 6.02%, 6/15/26	61,000	61,552
Delta Air Lines Pass-Through Trust 2.00%, 12/10/29, Series 2020-1, Class AA	3,954	3,591
Diamondback Energy, Inc. 3.25%, 12/1/26	10,000	9,543
Discover Financial Services
4.50%, 1/30/26	15,000	14,717
4.10%, 2/9/27	20,000	19,219
Discovery Communications LLC 4.90%, 3/11/26(b)	58,000	57,255
DOC DR LLC 4.30%, 3/15/27	5,000	4,872
Dollar Tree, Inc. 4.00%, 5/15/25	10,000	9,859
Dominion Energy, Inc.
3.90%, 10/1/25	10,000	9,789
1.45%, 4/15/26, Series A	5,000	4,647
2.85%, 8/15/26, Series D	5,000	4,741
3.60%, 3/15/27, Series B	5,000	4,775
DR Horton, Inc. 2.60%, 10/15/25	5,000	4,809
DTE Electric Co.
4.85%, 12/1/26	5,000	4,991
1.90%, 4/1/28, Series A	5,000	4,458
DTE Energy Co.
1.05%, 6/1/25, Series F	10,000	9,570
2.85%, 10/1/26	5,000	4,727
Duke Energy Carolinas LLC 3.95%, 11/15/28	5,000	4,781
Duke Energy Corp. 0.90%, 9/15/25	44,000	41,506
Duke Energy Florida LLC
3.20%, 1/15/27	5,000	4,768
3.80%, 7/15/28	20,000	19,113
Duke Energy Florida Project Finance LLC 2.54%, 9/1/31, Series 2026	7,880	7,369
Duke Energy Ohio, Inc. 3.65%, 2/1/29	5,000	4,697
Duke Energy Progress LLC
3.70%, 9/1/28	5,000	4,739
3.45%, 3/15/29	5,000	4,660
DuPont de Nemours, Inc. 4.49%, 11/15/25	20,000	19,750
DXC Technology Co. 1.80%, 9/15/26	10,000	9,123
Eaton Corp.
3.10%, 9/15/27	5,000	4,713
4.35%, 5/18/28	5,000	4,889
Eaton Vance Corp. 3.50%, 4/6/27	5,000	4,781
eBay, Inc.
5.90%, 11/22/25	5,000	5,028
1.40%, 5/10/26	10,000	9,276
Ecolab, Inc. 1.65%, 2/1/27	21,000	19,274
EIDP, Inc. 4.50%, 5/15/26	10,000	9,853
Elevance Health, Inc.
5.35%, 10/15/25	5,000	4,991
4.90%, 2/8/26	5,000	4,955
1.50%, 3/15/26	10,000	9,345
Eli Lilly & Co.
2.75%, 6/1/25	5,000	4,883
5.00%, 2/27/26	5,000	4,998
4.50%, 2/9/27	10,000	9,902
5.50%, 3/15/27	5,000	5,086
3.10%, 5/15/27	5,000	4,765
4.50%, 2/9/29	10,000	9,863
3.38%, 3/15/29	10,000	9,399
Emerson Electric Co. 1.80%, 10/15/27	21,000	19,052
Enbridge Energy Partners LP 5.88%, 10/15/25	5,000	5,014
Energy Transfer LP
2.90%, 5/15/25	12,000	11,688
5.95%, 12/1/25	5,000	5,020
4.75%, 1/15/26	10,000	9,880
3.90%, 7/15/26	5,000	4,839
6.05%, 12/1/26	10,000	10,142
4.40%, 3/15/27(b)	10,000	9,746
EnLink Midstream Partners LP 4.85%, 7/15/26	10,000	9,786
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	5,000	4,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.01% thereafter)(a)	$5,000	$4,879
Entergy Arkansas LLC
3.50%, 4/1/26	5,000	4,854
4.00%, 6/1/28	5,000	4,799
Entergy Corp.
0.90%, 9/15/25	10,000	9,425
2.95%, 9/1/26	10,000	9,465
Entergy Louisiana LLC
2.40%, 10/1/26	5,000	4,688
3.12%, 9/1/27	5,000	4,703
3.25%, 4/1/28	5,000	4,661
Entergy Mississippi LLC 2.85%, 6/1/28	5,000	4,591
Enterprise Products Operating LLC
5.05%, 1/10/26	5,000	4,988
3.70%, 2/15/26	10,000	9,751
4.60%, 1/11/27	10,000	9,897
3.95%, 2/15/27	5,000	4,864
4.15%, 10/16/28	10,000	9,660
EOG Resources, Inc. 4.15%, 1/15/26	10,000	9,835
EPR Properties 4.75%, 12/15/26	5,000	4,833
Equinix, Inc.
1.25%, 7/15/25	6,000	5,718
1.00%, 9/15/25	8,000	7,541
1.45%, 5/15/26	10,000	9,248
2.90%, 11/18/26	5,000	4,705
ERP Operating LP
3.38%, 6/1/25	5,000	4,894
2.85%, 11/1/26	5,000	4,731
3.25%, 8/1/27	5,000	4,714
3.50%, 3/1/28	5,000	4,722
4.15%, 12/1/28	5,000	4,813
Essex Portfolio LP 3.38%, 4/15/26	10,000	9,637
Estee Lauder Cos., Inc.
3.15%, 3/15/27	5,000	4,769
4.38%, 5/15/28	5,000	4,900
Evergy Kansas Central, Inc.
2.55%, 7/1/26	5,000	4,744
3.10%, 4/1/27	5,000	4,743
Eversource Energy 2.90%, 3/1/27	38,000	35,546
Exelon Corp.
3.95%, 6/15/25	10,000	9,835
3.40%, 4/15/26	10,000	9,675
2.75%, 3/15/27	10,000	9,356
Expedia Group, Inc. 5.00%, 2/15/26	10,000	9,910
Extra Space Storage LP 3.50%, 7/1/26	5,000	4,801
FactSet Research Systems, Inc. 2.90%, 3/1/27	5,000	4,672
Federal Realty OP LP 1.25%, 2/15/26	5,000	4,652
FedEx Corp. 3.25%, 4/1/26	10,000	9,671
Fidelity National Information Services, Inc. 1.15%, 3/1/26	15,000	13,927
Fifth Third Bancorp 1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)(b)	20,000	18,287
Fiserv, Inc.
3.85%, 6/1/25	10,000	9,824
3.20%, 7/1/26	25,000	23,946
5.15%, 3/15/27	10,000	9,982
Flex Ltd.
4.75%, 6/15/25	5,000	4,951
3.75%, 2/1/26	10,000	9,682
FMC Corp.
5.15%, 5/18/26	5,000	4,963
3.20%, 10/1/26	5,000	4,735
Ford Motor Credit Co. LLC 6.95%, 3/6/26	200,000	203,264
Fortinet, Inc. 1.00%, 3/15/26	6,000	5,536
Fortive Corp. 3.15%, 6/15/26	10,000	9,555
FS KKR Capital Corp. 3.40%, 1/15/26	19,000	18,083
GATX Corp.
3.25%, 9/15/26	5,000	4,766
5.40%, 3/15/27	5,000	5,002
3.85%, 3/30/27	5,000	4,797
General Dynamics Corp.
3.50%, 5/15/25	19,000	18,680
2.63%, 11/15/27	15,000	13,911
3.75%, 5/15/28	5,000	4,803
General Mills, Inc.
4.00%, 4/17/25	10,000	9,873
5.24%, 11/18/25	5,000	4,983
4.70%, 1/30/27	5,000	4,935
3.20%, 2/10/27	9,000	8,555
General Motors Co. 6.13%, 10/1/25	15,000	15,077
General Motors Financial Co., Inc.
4.30%, 7/13/25	10,000	9,855
1.25%, 1/8/26	175,000	163,553
Gilead Sciences, Inc.
3.65%, 3/1/26	30,000	29,171
2.95%, 3/1/27	15,000	14,205
Global Payments, Inc.
4.80%, 4/1/26	20,000	19,714
2.15%, 1/15/27	10,000	9,224
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/1/25	10,000	9,939
5.38%, 4/15/26	10,000	9,914
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	5,000	4,768
6.38%, 3/11/27	5,000	5,039
Goldman Sachs Group, Inc.
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	372,000	347,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	$113,000	$105,044
Golub Capital BDC, Inc.
2.50%, 8/24/26	5,000	4,606
2.05%, 2/15/27	5,000	4,486
Hasbro, Inc. 3.55%, 11/19/26	10,000	9,526
HCA, Inc.
5.25%, 4/15/25	17,000	16,931
5.88%, 2/15/26	15,000	15,025
5.25%, 6/15/26	15,000	14,917
5.38%, 9/1/26	10,000	9,970
4.50%, 2/15/27	15,000	14,641
3.13%, 3/15/27	10,000	9,423
Healthcare Realty Holdings LP 3.50%, 8/1/26	5,000	4,761
Healthpeak OP LLC
4.00%, 6/1/25	5,000	4,916
3.25%, 7/15/26	10,000	9,551
1.35%, 2/1/27	5,000	4,520
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,571
3.38%, 1/20/27	5,000	4,611
Hershey Co.
0.90%, 6/1/25	5,000	4,788
3.20%, 8/21/25	5,000	4,882
2.30%, 8/15/26	5,000	4,712
4.25%, 5/4/28(b)	5,000	4,905
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	30,000	29,792
1.75%, 4/1/26	10,000	9,366
6.10%, 4/1/26	5,000	5,002
Hexcel Corp. 4.20%, 2/15/27	5,000	4,802
HF Sinclair Corp. 5.88%, 4/1/26	10,000	10,041
Home Depot, Inc.
4.00%, 9/15/25	10,000	9,848
2.88%, 4/15/27	76,000	71,809
Honeywell International, Inc. 1.10%, 3/1/27	41,000	37,067
Hormel Foods Corp.
4.80%, 3/30/27	5,000	4,976
1.70%, 6/3/28	5,000	4,418
Host Hotels & Resorts LP 4.50%, 2/1/26, Series F	10,000	9,797
Howmet Aerospace, Inc.
6.88%, 5/1/25	5,000	5,049
5.90%, 2/1/27	5,000	5,062
HP, Inc. 2.20%, 6/17/25	24,000	23,258
Humana, Inc. 1.35%, 2/3/27	21,000	18,948
Hyatt Hotels Corp.
5.38%, 4/23/25	5,000	4,986
4.85%, 3/15/26	5,000	4,950
5.75%, 1/30/27	5,000	5,046
Illinois Tool Works, Inc. 2.65%, 11/15/26	10,000	9,466
Ingredion, Inc. 3.20%, 10/1/26	5,000	4,756
Intel Corp.
3.70%, 7/29/25	29,000	28,456
4.88%, 2/10/26	15,000	14,912
3.75%, 3/25/27	10,000	9,654
3.75%, 8/5/27	10,000	9,618
4.88%, 2/10/28	15,000	14,899
1.60%, 8/12/28	15,000	13,059
Intercontinental Exchange, Inc. 3.75%, 12/1/25	63,000	61,533
International Business Machines Corp.
7.00%, 10/30/25	45,000	46,025
6.22%, 8/1/27	60,000	62,062
6.50%, 1/15/28	5,000	5,264
Intuit, Inc. 0.95%, 7/15/25	48,000	45,720
JB Hunt Transport Services, Inc. 3.88%, 3/1/26	10,000	9,757
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 2.50%, 1/15/27	10,000	9,234
Jefferies Financial Group, Inc. 4.85%, 1/15/27	10,000	9,849
John Deere Capital Corp.
3.40%, 6/6/25	9,000	8,857
4.80%, 1/9/26	10,000	9,951
0.70%, 1/15/26	10,000	9,328
5.05%, 3/3/26, Series FXD	5,000	4,997
4.95%, 3/6/26	5,000	4,987
4.75%, 6/8/26	5,000	4,970
2.65%, 6/10/26	5,000	4,770
1.05%, 6/17/26	15,000	13,836
5.15%, 9/8/26	10,000	10,016
1.30%, 10/13/26	5,000	4,582
4.85%, 3/5/27	5,000	4,980
1.75%, 3/9/27	75,000	68,755
2.80%, 9/8/27	5,000	4,672
4.75%, 1/20/28	10,000	9,939
1.50%, 3/6/28	5,000	4,409
3.45%, 3/7/29(b)	5,000	4,695
JPMorgan Chase & Co.
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	23,000	22,347
3.30%, 4/1/26	10,000	9,672
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	50,000	48,436
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(a)	75,000	70,237
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	55,000	51,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	$100,000	$93,043
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	68,641
3.63%, 12/1/27(b)	25,000	23,834
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	40,000	37,563
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	60,000	57,119
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	35,000	31,975
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	51,779
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	39,781
Juniper Networks, Inc. 1.20%, 12/10/25	5,000	4,682
Kellanova 3.25%, 4/1/26	10,000	9,633
Kenvue, Inc.
5.35%, 3/22/26	5,000	5,016
5.05%, 3/22/28	10,000	10,032
Keurig Dr. Pepper, Inc.
4.42%, 5/25/25	5,000	4,951
3.40%, 11/15/25	5,000	4,860
2.55%, 9/15/26	5,000	4,707
5.10%, 3/15/27	10,000	9,977
KeyCorp 4.15%, 10/29/25	40,000	39,052
Kimberly-Clark Corp.
3.05%, 8/15/25	5,000	4,878
2.75%, 2/15/26	5,000	4,815
1.05%, 9/15/27	5,000	4,415
3.95%, 11/1/28	5,000	4,811
Kimco Realty OP LLC 2.80%, 10/1/26	5,000	4,723
Kinder Morgan, Inc. 1.75%, 11/15/26	100,000	91,837
KLA Corp. 4.10%, 3/15/29	5,000	4,837
Kraft Heinz Foods Co. 3.00%, 6/1/26	20,000	19,149
Kroger Co.
3.50%, 2/1/26	5,000	4,856
2.65%, 10/15/26	10,000	9,426
Kyndryl Holdings, Inc. 2.05%, 10/15/26	10,000	9,218
L3Harris Technologies, Inc.
3.83%, 4/27/25(b)	5,000	4,923
3.85%, 12/15/26	5,000	4,824
5.40%, 1/15/27	15,000	15,048
Laboratory Corp. of America Holdings 1.55%, 6/1/26	5,000	4,632
Lam Research Corp.
3.75%, 3/15/26	7,000	6,825
4.00%, 3/15/29	10,000	9,585
Las Vegas Sands Corp.
2.90%, 6/25/25	5,000	4,844
3.50%, 8/18/26	10,000	9,510
Lennar Corp. 5.25%, 6/1/26	10,000	9,971
Lennox International, Inc. 1.35%, 8/1/25	3,000	2,854
Lincoln National Corp. 3.63%, 12/12/26	5,000	4,778
Linde, Inc.
4.70%, 12/5/25	5,000	4,972
3.20%, 1/30/26	5,000	4,841
Lockheed Martin Corp.
4.95%, 10/15/25	5,000	4,987
3.55%, 1/15/26	9,000	8,781
5.10%, 11/15/27	5,000	5,029
4.45%, 5/15/28	5,000	4,916
4.50%, 2/15/29	5,000	4,910
Louisville Gas & Electric Co. 3.30%, 10/1/25, Series 25	5,000	4,862
Lowe's Cos., Inc.
4.00%, 4/15/25	10,000	9,869
4.40%, 9/8/25	10,000	9,878
3.38%, 9/15/25	10,000	9,751
4.80%, 4/1/26	10,000	9,919
2.50%, 4/15/26	15,000	14,275
LYB International Finance II BV 3.50%, 3/2/27	5,000	4,781
LYB International Finance III LLC 1.25%, 10/1/25	5,000	4,717
Main Street Capital Corp. 3.00%, 7/14/26	5,000	4,666
Marathon Petroleum Corp.
4.70%, 5/1/25	15,000	14,869
5.13%, 12/15/26	10,000	9,941
Marriott International, Inc.
5.75%, 5/1/25, Series EE	5,000	5,004
3.75%, 10/1/25	5,000	4,887
3.13%, 6/15/26, Series R	10,000	9,572
5.45%, 9/15/26	5,000	5,017
Marsh & McLennan Cos., Inc. 2.25%, 11/15/30	12,000	10,146
Mastercard, Inc. 3.35%, 3/26/30	15,000	13,797
McCormick & Co., Inc. 0.90%, 2/15/26	6,000	5,566
McDonald's Corp.
3.38%, 5/26/25	10,000	9,806
3.30%, 7/1/25	10,000	9,784
1.45%, 9/1/25	5,000	4,765
3.70%, 1/30/26	20,000	19,515
3.50%, 3/1/27	10,000	9,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
McKesson Corp.
0.90%, 12/3/25	$5,000	$4,682
5.25%, 2/15/26	5,000	4,981
1.30%, 8/15/26	5,000	4,596
3.95%, 2/16/28	5,000	4,800
4.90%, 7/15/28	5,000	4,971
Medtronic Global Holdings SCA 4.25%, 3/30/28	10,000	9,743
Merck & Co., Inc.
0.75%, 2/24/26	9,000	8,375
1.70%, 6/10/27	10,000	9,104
4.05%, 5/17/28	5,000	4,874
1.90%, 12/10/28	10,000	8,827
3.40%, 3/7/29	15,000	14,075
Merck Sharp & Dohme Corp. 5.95%, 12/1/28	5,000	5,217
Mercury General Corp. 4.40%, 3/15/27	5,000	4,824
Meta Platforms, Inc.
3.50%, 8/15/27	20,000	19,183
4.60%, 5/15/28(b)	10,000	9,930
Microchip Technology, Inc. 4.25%, 9/1/25	15,000	14,760
Micron Technology, Inc.
4.98%, 2/6/26	5,000	4,959
4.19%, 2/15/27	10,000	9,712
Mid-America Apartments LP
1.10%, 9/15/26	5,000	4,559
3.60%, 6/1/27	5,000	4,787
4.20%, 6/15/28	5,000	4,835
3.95%, 3/15/29	5,000	4,765
MidAmerican Energy Co. 3.10%, 5/1/27	5,000	4,747
Mississippi Power Co. 3.95%, 3/30/28	5,000	4,783
Molson Coors Beverage Co. 3.00%, 7/15/26	23,000	21,920
Mondelez International, Inc.
1.50%, 5/4/25	10,000	9,640
2.63%, 3/17/27	10,000	9,359
Morgan Stanley
3.13%, 7/27/26	105,000	100,351
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	65,262
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	100,000	92,801
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	78,253
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	51,118
3.59%, 7/22/28(a)	70,000	66,388
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	44,553
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	5,000	4,836
MPLX LP 1.75%, 3/1/26	48,000	44,972
Nasdaq, Inc.
5.65%, 6/28/25	5,000	5,002
3.85%, 6/30/26	5,000	4,855
National Fuel Gas Co.
5.20%, 7/15/25	5,000	4,973
5.50%, 1/15/26	5,000	4,983
5.50%, 10/1/26	5,000	4,984
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	15,000	13,794
5.60%, 11/13/26	5,000	5,043
4.80%, 2/5/27	5,000	4,971
3.05%, 4/25/27	20,000	18,892
3.40%, 2/7/28	5,000	4,723
3.70%, 3/15/29	5,000	4,691
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.894% thereafter)(a)	9,000	8,746
Netflix, Inc. 4.38%, 11/15/26	10,000	9,815
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/26(c)	10,000	9,981
NextEra Energy Capital Holdings, Inc. 1.88%, 1/15/27	52,000	47,701
NIKE, Inc.
2.38%, 11/1/26	10,000	9,405
2.75%, 3/27/27	10,000	9,438
NiSource, Inc. 0.95%, 8/15/25	15,000	14,198
NNN REIT, Inc.
4.00%, 11/15/25	5,000	4,892
3.60%, 12/15/26	5,000	4,786
Norfolk Southern Corp.
3.65%, 8/1/25	5,000	4,898
2.90%, 6/15/26	5,000	4,776
Northern Trust Corp.
3.95%, 10/30/25	5,000	4,906
4.00%, 5/10/27	10,000	9,730
3.65%, 8/3/28	5,000	4,769
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.395% thereafter)(a)	5,000	4,699
Northrop Grumman Corp. 3.20%, 2/1/27	10,000	9,542
Nucor Corp.
3.95%, 5/23/25	5,000	4,929
2.00%, 6/1/25	5,000	4,833
4.30%, 5/23/27	5,000	4,895
3.95%, 5/1/28	5,000	4,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
NVIDIA Corp. 2.85%, 4/1/30	$12,000	$10,825
O'Reilly Automotive, Inc.
3.55%, 3/15/26	5,000	4,845
5.75%, 11/20/26	10,000	10,110
Occidental Petroleum Corp.
5.88%, 9/1/25	5,000	5,015
5.50%, 12/1/25	5,000	4,984
5.55%, 3/15/26	10,000	9,995
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	5,000	4,756
Old Republic International Corp. 3.88%, 8/26/26	5,000	4,827
Omega Healthcare Investors, Inc. 5.25%, 1/15/26	5,000	4,949
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	15,000	14,548
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	5,000	4,902
0.55%, 10/1/25	5,000	4,699
4.30%, 5/15/28	5,000	4,891
3.70%, 11/15/28	5,000	4,731
5.75%, 3/15/29	5,000	5,124
ONEOK, Inc. 4.00%, 7/13/27	15,000	14,439
Oracle Corp.
2.50%, 4/1/25	40,000	38,975
2.95%, 5/15/25	30,000	29,250
5.80%, 11/10/25	10,000	10,053
1.65%, 3/25/26	30,000	28,075
2.65%, 7/15/26	35,000	33,066
Otis Worldwide Corp. 2.06%, 4/5/25	15,000	14,568
Ovintiv, Inc. 5.38%, 1/1/26	10,000	9,955
PACCAR Financial Corp.
2.85%, 4/7/25	5,000	4,896
3.55%, 8/11/25	5,000	4,908
4.95%, 10/3/25	5,000	4,981
4.45%, 3/30/26	5,000	4,948
1.10%, 5/11/26	5,000	4,634
5.05%, 8/10/26	5,000	4,994
5.20%, 11/9/26	5,000	5,021
2.00%, 2/4/27	5,000	4,636
4.60%, 1/31/29	5,000	4,936
Pacific Gas & Electric Co.
4.95%, 6/8/25	5,000	4,958
3.50%, 6/15/25	5,000	4,883
3.45%, 7/1/25	10,000	9,765
3.15%, 1/1/26	25,000	24,048
2.95%, 3/1/26	5,000	4,774
3.30%, 3/15/27	5,000	4,726
PacifiCorp 5.10%, 2/15/29	5,000	4,976
Paramount Global 3.38%, 2/15/28	7,000	6,296
Parker-Hannifin Corp. 3.25%, 3/1/27	10,000	9,534
PayPal Holdings, Inc. 2.65%, 10/1/26	20,000	18,898
PECO Energy Co. 3.15%, 10/15/25	5,000	4,866
PepsiCo, Inc.
2.38%, 10/6/26	30,000	28,291
2.63%, 3/19/27	10,000	9,401
3.00%, 10/15/27	41,000	38,623
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/25	42,000	41,709
4.45%, 5/19/28	40,000	39,164
Pfizer, Inc.
3.00%, 12/15/26	41,000	39,123
3.60%, 9/15/28	25,000	23,881
PG&E Energy Recovery Funding LLC 1.46%, 7/15/33, Series A-1	116,586	102,933
Philip Morris International, Inc. 0.88%, 5/1/26	140,000	128,943
Phillips 66 1.30%, 2/15/26	17,000	15,881
Pinnacle West Capital Corp. 1.30%, 6/15/25	9,000	8,590
Pioneer Natural Resources Co. 1.13%, 1/15/26	24,000	22,467
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	10,000	9,879
4.50%, 12/15/26	10,000	9,777
PNC Financial Services Group, Inc. 3.15%, 5/19/27	125,000	118,471
PPG Industries, Inc. 1.20%, 3/15/26	8,000	7,431
PPL Capital Funding, Inc. 3.10%, 5/15/26	10,000	9,602
Progressive Corp.
2.45%, 1/15/27	5,000	4,675
2.50%, 3/15/27	5,000	4,671
4.00%, 3/1/29	5,000	4,772
Prologis LP 2.13%, 4/15/27	37,000	34,089
Prospect Capital Corp.
3.71%, 1/22/26	5,000	4,742
3.36%, 11/15/26(b)	5,000	4,588
Prudential Financial, Inc. 1.50%, 3/10/26	18,000	16,858
Public Service Co. of Colorado 3.70%, 6/15/28	5,000	4,731
Public Service Electric & Gas Co. 0.95%, 3/15/26	32,000	29,721
Public Storage Operating Co. 1.50%, 11/9/26	37,000	33,916
PulteGroup, Inc.
5.50%, 3/1/26	5,000	5,003
5.00%, 1/15/27	5,000	4,955
QUALCOMM, Inc.
3.45%, 5/20/25	10,000	9,827
3.25%, 5/20/27	15,000	14,364
1.30%, 5/20/28	10,000	8,727
Quest Diagnostics, Inc. 3.45%, 6/1/26	5,000	4,821
Radian Group, Inc. 4.88%, 3/15/27	5,000	4,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
Realty Income Corp. 3.00%, 1/15/27	$64,000	$60,476
Regal Rexnord Corp. 6.05%, 2/15/26	15,000	15,044
Regency Centers LP 3.60%, 2/1/27	5,000	4,798
Republic Services, Inc.
0.88%, 11/15/25	5,000	4,690
2.90%, 7/1/26	5,000	4,791
Rockwell Automation, Inc. 3.50%, 3/1/29	5,000	4,707
Roper Technologies, Inc.
1.00%, 9/15/25	10,000	9,446
3.85%, 12/15/25	5,000	4,887
3.80%, 12/15/26	10,000	9,650
Ross Stores, Inc.
4.60%, 4/15/25	10,000	9,923
0.88%, 4/15/26	5,000	4,608
Royalty Pharma PLC 1.20%, 9/2/25	10,000	9,468
RPM International, Inc. 3.75%, 3/15/27	5,000	4,777
RTX Corp.
3.95%, 8/16/25	15,000	14,738
5.00%, 2/27/26	5,000	4,979
2.65%, 11/1/26	10,000	9,421
5.75%, 11/8/26	15,000	15,154
3.50%, 3/15/27	15,000	14,362
Ryder System, Inc. 1.75%, 9/1/26	25,000	23,040
S&P Global, Inc.
2.95%, 1/22/27	5,000	4,737
2.45%, 3/1/27	10,000	9,321
4.75%, 8/1/28	5,000	4,955
2.70%, 3/1/29	10,000	9,014
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	15,000	15,059
5.00%, 3/15/27	15,000	14,876
Sabra Health Care LP 5.13%, 8/15/26	5,000	4,909
Salesforce, Inc.
3.70%, 4/11/28(b)	10,000	9,602
1.50%, 7/15/28	10,000	8,751
Santander Holdings USA, Inc.
3.45%, 6/2/25	10,000	9,765
4.50%, 7/17/25	15,000	14,770
5.81%, 9/9/26, (5.807% fixed rate until 9/9/25; Secured Overnight Financing Rate + 2.328% thereafter)(a)	5,000	4,976
3.24%, 10/5/26	10,000	9,427
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(b)	10,000	9,178
Schlumberger Finance Canada Ltd. 1.40%, 9/17/25	5,000	4,765
Schlumberger Investment SA 4.50%, 5/15/28	5,000	4,919
Sherwin-Williams Co.
3.45%, 8/1/25	5,000	4,880
4.25%, 8/8/25	5,000	4,931
3.95%, 1/15/26	5,000	4,892
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	35,000	33,429
Sierra Pacific Power Co. 2.60%, 5/1/26	5,000	4,754
Simon Property Group LP
3.30%, 1/15/26	6,000	5,807
3.25%, 11/30/26	35,000	33,410
3.38%, 12/1/27	5,000	4,725
Skyworks Solutions, Inc. 1.80%, 6/1/26	5,000	4,631
Solventum Corp. 5.45%, 2/25/27(c)	10,000	9,981
Southern California Edison Co.
3.70%, 8/1/25, Series E	27,000	26,445
4.90%, 6/1/26	5,000	4,962
4.88%, 2/1/27	5,000	4,965
4.70%, 6/1/27, Series D	5,000	4,928
5.85%, 11/1/27	5,000	5,097
3.65%, 3/1/28, Series B	5,000	4,725
5.30%, 3/1/28	5,000	5,014
5.65%, 10/1/28	5,000	5,084
4.20%, 3/1/29, Series A	5,000	4,781
Southern California Gas Co. 2.95%, 4/15/27	24,000	22,601
Southern Co. 3.75%, 9/15/51, Series 21-A, (3.75% fixed rate until 6/15/26; 5-year Constant Maturity Treasury Rate + 2.915% thereafter)(a)	10,000	9,321
Southern Co. Gas Capital Corp. 3.25%, 6/15/26	66,000	63,296
Southern Power Co. 4.15%, 12/1/25	5,000	4,908
Southwest Airlines Co.
5.25%, 5/4/25	15,000	14,949
3.00%, 11/15/26	5,000	4,715
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	47,000	44,044
Spectra Energy Partners LP 3.38%, 10/15/26	5,000	4,775
Sprint LLC 7.63%, 3/1/26	15,000	15,420
SSM Health Care Corp. 3.82%, 6/1/27, Series A	5,000	4,811
Stanley Black & Decker, Inc. 3.40%, 3/1/26	5,000	4,831
Starbucks Corp.
4.75%, 2/15/26	30,000	29,750
2.45%, 6/15/26	15,000	14,208
2.00%, 3/12/27	5,000	4,598
State Street Corp.
3.55%, 8/18/25	10,000	9,816
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(a)	10,000	9,950
2.65%, 5/19/26	5,000	4,767
5.27%, 8/3/26	10,000	10,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
5.75%, 11/4/26, (5.751% fixed rate until 11/4/25; Secured Overnight Financing Rate + 1.353% thereafter)(a)	$5,000	$5,018
4.99%, 3/18/27	10,000	9,986
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	5,000	4,602
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	5,000	4,634
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	5,000	5,103
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.48% thereafter)(a)	10,000	10,213
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	5,000	4,803
Steel Dynamics, Inc. 5.00%, 12/15/26	10,000	9,918
Stryker Corp.
1.15%, 6/15/25	10,000	9,571
3.38%, 11/1/25	10,000	9,721
3.50%, 3/15/26	10,000	9,702
Sutter Health 3.70%, 8/15/28, Series 2018	5,000	4,731
Synchrony Financial 3.70%, 8/4/26	24,000	22,806
Sysco Corp.
3.75%, 10/1/25	10,000	9,771
3.30%, 7/15/26	10,000	9,602
T-Mobile USA, Inc. 2.25%, 2/15/26	65,000	61,584
Take-Two Interactive Software, Inc. 5.00%, 3/28/26	10,000	9,937
Tampa Electric Co. 4.90%, 3/1/29	5,000	4,949
Tapestry, Inc.
4.25%, 4/1/25	5,000	4,933
7.05%, 11/27/25	5,000	5,083
7.00%, 11/27/26	10,000	10,268
Target Corp. 1.95%, 1/15/27	20,000	18,613
TD SYNNEX Corp. 1.75%, 8/9/26	10,000	9,193
Texas Instruments, Inc. 2.90%, 11/3/27	26,000	24,413
Textron, Inc. 3.38%, 3/1/28	5,000	4,663
Thermo Fisher Scientific, Inc. 4.80%, 11/21/27	30,000	29,843
TJX Cos., Inc.
2.25%, 9/15/26	10,000	9,408
1.15%, 5/15/28	5,000	4,338
Toll Brothers Finance Corp.
4.88%, 11/15/25	5,000	4,946
4.88%, 3/15/27	5,000	4,916
Toyota Motor Credit Corp.
0.80%, 10/16/25	245,000	230,797
3.65%, 1/8/29	5,000	4,728
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/26	10,000	10,300
Trinity Acquisition PLC 4.40%, 3/15/26	5,000	4,891
Truist Bank 4.05%, 11/3/25	20,000	19,636
Truist Financial Corp.
3.70%, 6/5/25	10,000	9,810
1.20%, 8/5/25	5,000	4,753
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	15,000	14,757
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	15,000	15,040
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	10,000	9,280
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	25,000	25,190
1.13%, 8/3/27	5,000	4,398
4.12%, 6/6/28, (4.123% fixed rate until 6/6/27; Secured Overnight Financing Rate + 1.368% thereafter)(a)	5,000	4,807
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)(b)	10,000	9,786
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	10,000	8,702
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	15,891
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	9,945
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	5,000	4,866
3.00%, 2/13/26	10,000	9,642
1.85%, 7/30/26	10,000	9,323
2.95%, 6/15/27(b)	10,000	9,461
Tyco Electronics Group SA
4.50%, 2/13/26	15,000	14,819
3.70%, 2/15/26	15,000	14,619
3.13%, 8/15/27	10,000	9,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
Tyson Foods, Inc. 4.00%, 3/1/26	$10,000	$9,756
U.S. Bancorp
1.45%, 5/12/25	13,000	12,527
3.95%, 11/17/25	5,000	4,899
3.10%, 4/27/26, Series W	10,000	9,590
2.38%, 7/22/26, Series V	10,000	9,429
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(a)	15,000	15,027
3.15%, 4/27/27, Series X	10,000	9,503
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	10,000	10,295
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,206
3.90%, 4/26/28	5,000	4,782
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	15,000	14,607
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)(b)	15,000	14,621
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	15,000	15,168
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	9,976
Union Electric Co.
2.95%, 6/15/27	5,000	4,688
3.50%, 3/15/29	5,000	4,681
Union Pacific Corp. 2.15%, 2/5/27	50,000	46,433
United Airlines Pass-Through Trust 5.88%, 4/15/29, Series 2020-1, Class A	41,322	41,298
United Parcel Service, Inc. 3.05%, 11/15/27	22,000	20,672
UnitedHealth Group, Inc.
1.15%, 5/15/26	50,000	46,345
2.95%, 10/15/27	63,000	58,991
Universal Health Services, Inc. 1.65%, 9/1/26	10,000	9,164
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	25,000	24,124
Valero Energy Corp. 3.40%, 9/15/26	5,000	4,791
Ventas Realty LP
4.13%, 1/15/26	5,000	4,883
3.25%, 10/15/26	5,000	4,727
Veralto Corp. 5.50%, 9/18/26(c)	10,000	9,980
Verisk Analytics, Inc. 4.00%, 6/15/25	10,000	9,828
Verizon Communications, Inc.
0.85%, 11/20/25	69,000	64,679
1.45%, 3/20/26	75,000	70,109
Viatris, Inc. 1.65%, 6/22/25	9,000	8,623
Virginia Electric & Power Co.
3.10%, 5/15/25, Series A	5,000	4,893
3.15%, 1/15/26, Series A	5,000	4,834
2.95%, 11/15/26, Series B	5,000	4,750
3.50%, 3/15/27, Series A	5,000	4,790
3.75%, 5/15/27, Series B	5,000	4,816
3.80%, 4/1/28, Series A	5,000	4,763
VMware LLC 1.40%, 8/15/26	22,000	20,148
Walt Disney Co.
3.70%, 10/15/25(b)	5,000	4,901
1.75%, 1/13/26	15,000	14,199
3.38%, 11/15/26	5,000	4,805
3.70%, 3/23/27	5,000	4,842
2.20%, 1/13/28	10,000	9,126
Warnermedia Holdings, Inc. 3.76%, 3/15/27	15,000	14,235
Waste Management, Inc.
0.75%, 11/15/25	5,000	4,688
3.15%, 11/15/27	5,000	4,713
1.15%, 3/15/28	5,000	4,349
4.88%, 2/15/29	5,000	4,982
WEC Energy Group, Inc.
5.00%, 9/27/25	5,000	4,969
4.75%, 1/9/26	10,000	9,894
5.60%, 9/12/26	5,000	5,025
Wells Fargo & Co.
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	144,000	139,486
4.30%, 7/22/27(b)	20,000	19,438
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	35,000	33,290
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	50,000	47,521
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	25,000	22,936
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	25,000	24,560
4.15%, 1/24/29(b)	20,000	19,170
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	35,000	35,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	$50,000	$51,733
5.20%, 1/23/30, (5.198% fixed rate until 1/22/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	24,791
Welltower OP LLC
4.00%, 6/1/25	15,000	14,796
4.25%, 4/1/26	10,000	9,788
2.70%, 2/15/27	5,000	4,695
Western Midstream Operating LP 4.65%, 7/1/26	10,000	9,794
Western Union Co. 1.35%, 3/15/26	5,000	4,635
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	5,000	4,875
3.45%, 11/15/26	10,000	9,537
Westlake Corp. 3.60%, 8/15/26	10,000	9,605
Weyerhaeuser Co. 4.75%, 5/15/26	10,000	9,878
Williams Cos., Inc.
4.00%, 9/15/25	10,000	9,806
5.40%, 3/2/26	15,000	14,985
Wisconsin Public Service Corp. 5.35%, 11/10/25	5,000	5,002
WRKCo, Inc. 4.65%, 3/15/26	10,000	9,853
Xcel Energy, Inc.
3.30%, 6/1/25	5,000	4,898
3.35%, 12/1/26	5,000	4,757
1.75%, 3/15/27	5,000	4,535
Xylem, Inc. 3.25%, 11/1/26	5,000	4,768
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/26	15,000	14,439
Zoetis, Inc. 5.40%, 11/14/25	15,000	14,997
Total United States		13,454,012
TOTAL CORPORATE BONDS (Cost: $17,630,222)		17,530,531
FOREIGN GOVERNMENT AGENCIES - 1.3%
Canada - 0.0%
Province of Manitoba
2.13%, 6/22/26	5,000	4,717
1.50%, 10/25/28, Series HB	10,000	8,711
Province of New Brunswick 3.63%, 2/24/28	5,000	4,770
Total Canada		18,198
Japan - 1.3%
Japan Bank for International Cooperation
2.13%, 2/10/25	140,000	136,811
0.63%, 7/15/25	368,000	349,140
Total Japan		485,951
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $508,947)		504,149
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Chile - 0.3%
Chile Government International Bonds 3.13%, 3/27/25	110,000	107,807
Peru - 0.0%
Peru Government International Bonds 2.39%, 1/23/26	15,000	14,236
Philippines - 0.0%
Philippines Government International Bonds 10.63%, 3/16/25	4,000	4,161
Poland - 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,541
5.50%, 11/16/27	10,000	10,165
4.63%, 3/18/29	10,000	9,821
Total Poland		34,527
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $165,123)		160,731
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4%
United States - 10.4%
BANK 3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	162,823
Benchmark Mortgage Trust 3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	184,933
Citigroup Commercial Mortgage Trust
3.82%, 11/10/48, Series 2015-GC35, Class A4	175,000	169,700
4.07%, 11/10/48, Series 2015-GC35, Class AS^(a)	200,000	186,392
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	96,288
COMM Mortgage Trust
3.70%, 8/10/48, Series 2015-CR24, Class A5	184,000	179,487
4.61%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	93,878
CSAIL Commercial Mortgage Trust 4.04%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	144,215
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	239,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

Investments	Principal Amount	Value
3.43%, 1/25/27, Series K063, Class A2^(a)	$350,000	$336,116
1.47%, 9/25/27, Series K740, Class A2	250,000	223,736
3.29%, 11/25/27, Series K071, Class A2	250,000	236,585
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	248,136
4.86%, 10/25/28, Series K511, Class A2	250,000	248,596
GS Mortgage Securities Trust
3.73%, 11/10/48, Series 2015-GS1, Class A3	284,000	273,864
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	93,850
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	219,384
Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	139,197	138,067
3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	139,776
Morgan Stanley Capital I Trust 4.32%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	141,044
Wells Fargo Commercial Mortgage Trust
3.87%, 5/15/48, Series 2015-C28, Class AS^(a)	120,000	116,533
2.60%, 6/15/49, Series 2016-C34, Class A2	14,599	14,072
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,941,564)		3,887,319
ASSET-BACKED SECURITIES - 4.9%
United States - 4.9%
American Express Credit Account Master Trust 5.23%, 4/16/29, Series 2024-1, Class A	225,000	226,108
AmeriCredit Automobile Receivables Trust 5.32%, 4/18/28, Series 2022-2, Class C	100,000	99,511
Capital One Multi-Asset Execution Trust 1.39%, 7/15/30, Series 2021-A2, Class A2	165,000	142,562
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	150,000	150,540
Citibank Credit Card Issuance Trust 5.23%, 12/8/27, Series 2023-A1, Class A1	200,000	199,462
Discover Card Execution Note Trust 5.03%, 10/15/27, Series 2022-A4, Class A	165,000	164,170
Exeter Automobile Receivables Trust
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	49,964
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	49,958
Ford Credit Auto Owner Trust 5.53%, 9/15/28, Series 2023-C, Class A3	125,000	125,540
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	100,000	99,873
Nissan Auto Receivables Owner Trust 4.91%, 11/15/27, Series 2023-A, Class A3	125,000	124,156
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	125,000	125,282
6.16%, 12/17/29, Series 2023-5, Class B	150,000	151,413
Synchrony Card Funding LLC 5.54%, 7/15/29, Series 2023-A1, Class A	120,000	120,348
TOTAL ASSET-BACKED SECURITIES (Cost: $1,825,729)		1,828,887
TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $37,420,980)		37,242,827
Other Assets less Liabilities - 0.7%		252,395
NET ASSETS - 100.0%		$37,495,222
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2024 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $422,344 and the total market value of the collateral held by the Fund was $435,046, which was entirely composed of non-cash U.S. Government securities.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	9	9/30/24	$(1,833,328)	$(1,125)
U.S. Treasury Ultra Long Term Bond	1	9/19/24	(122,438)	1,516
Ultra 10 Year U.S. Treasury Note	1	9/19/24	(112,031)	391
			$(2,067,797)	$782
Long Exposure
5 Year U.S. Treasury Note	33	9/30/24	$3,491,297	$(1,027)
10 Year U.S. Treasury Note	7	9/19/24	761,578	(328)
U.S. Treasury Long Bond	1	9/19/24	116,063	(867)
			$4,368,938	$(2,222)
Total - Net			$2,301,141	$(1,440)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$1,776,610	$—	$1,776,610
U.S. Government Obligations	—	11,554,600	—	11,554,600
Corporate Bonds	—	17,530,531	—	17,530,531
Foreign Government Agencies	—	504,149	—	504,149
Foreign Government Obligations	—	160,731	—	160,731
Commercial Mortgage-Backed Securities	—	3,887,319	—	3,887,319
Asset-Backed Securities	—	1,828,887	—	1,828,887
Total Investments in Securities	$—	$37,242,827	$—	$37,242,827
Financial Derivative Instruments
Futures Contracts[1]	$1,907	$—	$—	$1,907
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,347)	$—	$—	$(3,347)
Total - Net	$(1,440)	$37,242,827	$—	$37,241,387

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)
WisdomTree Alternative Income Fund (HYIN)
May 31, 2024

Investments	Shares	Value
COMMON STOCKS - 68.0%
United States - 68.0%
Capital Markets - 21.2%
Ares Capital Corp.	24,902	$537,136
Blackstone Secured Lending Fund	16,361	514,881
Blue Owl Capital Corp.	32,741	552,013
FS KKR Capital Corp.	27,174	557,067
Golub Capital BDC, Inc.	31,542	522,651
Hercules Capital, Inc.	27,693	546,660
Main Street Capital Corp.	10,846	531,454

Total Capital Markets		3,761,862
Mortgage Real Estate Investment Trusts (REITs) - 46.8%
AG Mortgage Investment Trust, Inc.	85,938	586,097
AGNC Investment Corp.(a)	52,010	498,776
Annaly Capital Management, Inc.	25,631	504,931
Apollo Commercial Real Estate Finance, Inc.	44,821	452,692
Arbor Realty Trust, Inc.(a)	39,039	534,054
Blackstone Mortgage Trust, Inc., Class A	24,680	430,419
Chimera Investment Corp.	37,658	448,126
Claros Mortgage Trust, Inc.	50,897	401,577
Ellington Financial, Inc.(a)	43,913	532,226
Ladder Capital Corp.	45,807	512,122
MFA Financial, Inc.	44,225	473,208
New York Mortgage Trust, Inc.	69,734	414,917
Ready Capital Corp.	55,850	463,555
Redwood Trust, Inc.	84,198	533,815
Rithm Capital Corp.	45,934	514,920
Starwood Property Trust, Inc.	24,680	479,779
Two Harbors Investment Corp.	39,377	505,994

Total Mortgage Real Estate Investment Trusts (REITs)		8,287,208
TOTAL COMMON STOCKS (Cost: $12,608,606)		12,049,070
CLOSED-END MUTUAL FUNDS - 31.5%
United States - 31.5%
BlackRock Corporate High Yield Fund, Inc.	51,263	497,251
BlackRock Debt Strategies Fund, Inc.	44,860	491,666
Eagle Point Credit Co., Inc.	49,880	508,277
FS Credit Opportunities Corp.	84,915	536,663
Guggenheim Strategic Opportunities Fund	34,602	507,957
Invesco Senior Income Trust	118,599	495,744
Nuveen Credit Strategies Income Fund	89,964	501,100
Nuveen Floating Rate Income Fund	57,789	503,342
Oxford Lane Capital Corp.	99,067	540,906
PIMCO Corporate & Income Opportunity Fund	34,387	496,548
PIMCO Dynamic Income Fund	26,266	505,883
TOTAL CLOSED-END MUTUAL FUNDS (Cost: $5,487,673)		5,585,337
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
United States - 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $790,159)	790,159	790,159
TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $18,886,438)		18,424,566
Other Assets less Liabilities - (4.0)%		(716,778)

NET ASSETS - 100.0%		$17,707,788
(a)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $766,921 and the total market value of the collateral held by the Fund was $790,159.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Alternative Income Fund (HYIN)
May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$12,049,070	$—	$—	$12,049,070
Closed-End Mutual Funds	5,585,337	—	—	5,585,337
Investment of Cash Collateral for Securities Loaned	—	790,159	—	790,159
Total Investments in Securities	$17,634,407	$790,159	$—	$18,424,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
COMMON STOCKS - 92.3%
Brazil - 0.2%
Banks - 0.1%
NU Holdings Ltd., Class A*	1,542	$18,319
Broadline Retail - 0.1%
MercadoLibre, Inc.*	22	37,963
Total Brazil		56,282
China - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings, Inc.	187	6,687
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	138	37,550
Total China		44,237
Ireland - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	100	9,271
Israel - 0.0%
Software - 0.0%
Check Point Software Technologies Ltd.*	55	8,277
South Korea - 0.1%
Broadline Retail - 0.1%
Coupang, Inc.*	579	13,166
United Kingdom - 0.0%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC	152	11,204
United States - 91.8%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc.*	37	10,422
Boeing Co.*	354	62,874
General Dynamics Corp.	134	40,169
General Electric Co.	545	90,001
Howmet Aerospace, Inc.	235	19,893
L3Harris Technologies, Inc.	101	22,708
Lockheed Martin Corp.	126	59,263
Northrop Grumman Corp.	83	37,414
RTX Corp.	656	70,723
Textron, Inc.	96	8,411
TransDigm Group, Inc.	22	29,551

Total Aerospace & Defense		451,429
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	72	8,705
FedEx Corp.	126	31,999
United Parcel Service, Inc., Class B	424	58,906

Total Air Freight & Logistics		99,610
Automobile Components - 0.0%
Aptiv PLC*	136	11,323
Automobiles - 1.2%
Ford Motor Co.	2,170	26,322
General Motors Co.	645	29,019
Tesla, Inc.*	1,598	284,572

Total Automobiles		339,913
Banks - 3.1%
Bank of America Corp.	3,978	159,080
Citigroup, Inc.	1,104	68,790
Citizens Financial Group, Inc.	276	9,740
Fifth Third Bancorp	373	13,958
First Citizens BancShares, Inc., Class A	7	11,889
Huntington Bancshares, Inc.	651	9,062
JPMorgan Chase & Co.	1,668	337,987
KeyCorp	410	5,892
M&T Bank Corp.	98	14,857
PNC Financial Services Group, Inc.	233	36,672
Regions Financial Corp.	455	8,804
Truist Financial Corp.	761	28,728
U.S. Bancorp	897	36,373
Wells Fargo & Co.	2,045	122,536

Total Banks		864,368
Beverages - 1.3%
Brown-Forman Corp., Class B	156	7,154
Coca-Cola Co.	2,174	136,810
Constellation Brands, Inc., Class A	113	28,276
Keurig Dr. Pepper, Inc.	520	17,810
Monster Beverage Corp.*	477	24,766
PepsiCo, Inc.	787	136,072

Total Beverages		350,888
Biotechnology - 1.6%
AbbVie, Inc.	971	156,564
Alnylam Pharmaceuticals, Inc.*	50	7,421
Amgen, Inc.	291	89,002
Biogen, Inc.*	81	18,220
BioMarin Pharmaceutical, Inc.*	79	5,931
Gilead Sciences, Inc.	611	39,269
Moderna, Inc.*	192	27,370
Regeneron Pharmaceuticals, Inc.*	50	49,008
Vertex Pharmaceuticals, Inc.*	130	59,194

Total Biotechnology		451,979
Broadline Retail - 3.6%
Amazon.com, Inc.*	5,468	964,774
eBay, Inc.	287	15,561

Total Broadline Retail		980,335
Building Products - 0.5%
Builders FirstSource, Inc.*	71	11,416
Carlisle Cos., Inc.	28	11,712
Carrier Global Corp.	373	23,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
Johnson Controls International PLC	404	$29,052
Lennox International, Inc.	16	8,042
Masco Corp.	123	8,600
Owens Corning	38	6,881
Trane Technologies PLC	116	37,985

Total Building Products		137,258
Capital Markets - 2.8%
Ameriprise Financial, Inc.	54	23,577
Ares Management Corp., Class A	80	11,214
Bank of New York Mellon Corp.	388	23,129
BlackRock, Inc.	83	64,078
Blackstone, Inc.	409	49,285
Charles Schwab Corp.	826	60,529
CME Group, Inc.	207	42,017
Coinbase Global, Inc., Class A*	116	26,207
FactSet Research Systems, Inc.	19	7,681
Goldman Sachs Group, Inc.	188	85,826
Intercontinental Exchange, Inc.	326	43,651
KKR & Co., Inc.	419	43,090
LPL Financial Holdings, Inc.	39	11,162
Moody's Corp.	88	34,935
Morgan Stanley	732	71,619
MSCI, Inc.	46	22,778
Nasdaq, Inc.	215	12,691
Northern Trust Corp.	134	11,288
Raymond James Financial, Inc.	101	12,398
S&P Global, Inc.	184	78,662
State Street Corp.	156	11,792
T Rowe Price Group, Inc.	134	15,789

Total Capital Markets		763,398
Chemicals - 1.3%
Air Products & Chemicals, Inc.	117	31,204
Albemarle Corp.	56	6,865
Celanese Corp.	52	7,906
CF Industries Holdings, Inc.	83	6,618
Corteva, Inc.	352	19,691
Dow, Inc.	430	24,781
DuPont de Nemours, Inc.	242	19,883
Ecolab, Inc.	152	35,294
International Flavors & Fragrances, Inc.	131	12,600
Linde PLC	284	123,688
LyondellBasell Industries NV, Class A	133	13,223
PPG Industries, Inc.	122	16,032
RPM International, Inc.	55	6,165
Sherwin-Williams Co.	138	41,924

Total Chemicals		365,874
Commercial Services & Supplies - 0.6%
Cintas Corp.	51	34,576
Copart, Inc.*	515	27,326
Republic Services, Inc.	122	22,593
Rollins, Inc.	182	8,316
Veralto Corp.	121	11,928
Waste Connections, Inc.	150	24,648
Waste Management, Inc.	205	43,200

Total Commercial Services & Supplies		172,587
Communications Equipment - 0.7%
Arista Networks, Inc.*	153	45,540
Cisco Systems, Inc.	2,221	103,277
Motorola Solutions, Inc.	85	31,017

Total Communications Equipment		179,834
Construction & Engineering - 0.1%
EMCOR Group, Inc.	20	7,773
Quanta Services, Inc.	85	23,455

Total Construction & Engineering		31,228
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	36	20,595
Vulcan Materials Co.	70	17,904

Total Construction Materials		38,499
Consumer Finance - 0.5%
American Express Co.	327	78,480
Capital One Financial Corp.	222	30,554
Discover Financial Services	130	15,946
Synchrony Financial	236	10,337

Total Consumer Finance		135,317
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	255	206,522
Dollar General Corp.	94	12,870
Dollar Tree, Inc.*	105	12,385
Kroger Co.	363	19,010
Sysco Corp.	257	18,715
Target Corp.	251	39,196
Walgreens Boots Alliance, Inc.	505	8,191
Walmart, Inc.	2,515	165,386

Total Consumer Staples Distribution & Retail		482,275
Containers & Packaging - 0.2%
Amcor PLC	562	5,715
Avery Dennison Corp.	45	10,241
Ball Corp.	141	9,790
International Paper Co.	185	8,342
Packaging Corp. of America	49	8,991

Total Containers & Packaging		43,079
Distributors - 0.1%
Genuine Parts Co.	70	10,090
LKQ Corp.	133	5,723
Pool Corp.	19	6,907

Total Distributors		22,720
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	4,118	75,030
Verizon Communications, Inc.	2,275	93,616

Total Diversified Telecommunication Services		168,646
Electric Utilities - 1.3%
American Electric Power Co., Inc.	311	28,068
Constellation Energy Corp.	136	29,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
Duke Energy Corp.	414	$42,878
Edison International	170	13,064
Entergy Corp.	148	16,649
Eversource Energy	220	13,031
Exelon Corp.	580	21,779
FirstEnergy Corp.	226	9,099
NextEra Energy, Inc.	1,170	93,623
NRG Energy, Inc.	103	8,343
PG&E Corp.	969	17,965
PPL Corp.	327	9,591
Southern Co.	630	50,488
Xcel Energy, Inc.	253	14,029

Total Electric Utilities		368,153
Electrical Equipment - 0.7%
AMETEK, Inc.	121	20,519
Eaton Corp. PLC	225	74,891
Emerson Electric Co.	328	36,789
Hubbell, Inc.	28	10,889
Rockwell Automation, Inc.	67	17,255
Vertiv Holdings Co., Class A	174	17,064

Total Electrical Equipment		177,407
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	310	41,035
CDW Corp.	70	15,653
Corning, Inc.	376	14,010
Jabil, Inc.	54	6,421
Keysight Technologies, Inc.*	86	11,909
TE Connectivity Ltd.	183	27,395
Teledyne Technologies, Inc.*	28	11,114
Trimble, Inc.*	122	6,793
Zebra Technologies Corp., Class A*	35	10,932

Total Electronic Equipment, Instruments & Components		145,262
Energy Equipment & Services - 0.2%
Baker Hughes Co.	561	18,782
Halliburton Co.	385	14,130
Schlumberger NV	733	33,637

Total Energy Equipment & Services		66,549
Entertainment - 1.3%
Electronic Arts, Inc.	121	16,078
Liberty Media Corp.-Liberty Formula One, Class C*	99	7,340
Live Nation Entertainment, Inc.*	105	9,843
Netflix, Inc.*	249	159,763
ROBLOX Corp., Class A*	288	9,683
Spotify Technology SA*	72	21,368
Take-Two Interactive Software, Inc.*	84	13,470
Walt Disney Co.	1,060	110,145
Warner Bros Discovery, Inc.*	1,253	10,325

Total Entertainment		358,015
Financial Services - 3.8%
Apollo Global Management, Inc.	252	29,272
Berkshire Hathaway, Inc., Class B*	987	409,013
Block, Inc.*	325	20,826
Corpay, Inc.*	34	9,101
Fidelity National Information Services, Inc.	323	24,509
Fiserv, Inc.*	318	47,624
Global Payments, Inc.	157	15,990
Mastercard, Inc., Class A	465	207,888
PayPal Holdings, Inc.*	610	38,424
Visa, Inc., Class A	856	233,226

Total Financial Services		1,035,873
Food Products - 0.6%
Archer-Daniels-Midland Co.	251	15,672
Conagra Brands, Inc.	200	5,976
General Mills, Inc.	283	19,456
Hershey Co.	96	18,992
JM Smucker Co.	81	9,043
Kellanova	148	8,930
Kraft Heinz Co.	488	17,261
Lamb Weston Holdings, Inc.	80	7,063
McCormick & Co., Inc., Non-Voting Shares	105	7,583
Mondelez International, Inc., Class A	758	51,946
Tyson Foods, Inc., Class A	165	9,446

Total Food Products		171,368
Gas Utilities - 0.0%
Atmos Energy Corp.	79	9,158
Ground Transportation - 0.9%
CSX Corp.	1,088	36,720
JB Hunt Transport Services, Inc.	45	7,234
Norfolk Southern Corp.	133	29,898
Old Dominion Freight Line, Inc.	124	21,731
Uber Technologies, Inc.*	1,122	72,436
Union Pacific Corp.	356	82,884

Total Ground Transportation		250,903
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,006	102,803
Align Technology, Inc.*	39	10,031
Baxter International, Inc.	258	8,795
Becton Dickinson & Co.	149	34,564
Boston Scientific Corp.*	770	58,189
Cooper Cos., Inc.	132	12,449
Dexcom, Inc.*	209	24,823
Edwards Lifesciences Corp.*	336	29,195
GE HealthCare Technologies, Inc.	225	17,550
Hologic, Inc.*	104	7,673
IDEXX Laboratories, Inc.*	48	23,854
Intuitive Surgical, Inc.*	204	82,033
Medtronic PLC	728	59,237
ResMed, Inc.	86	17,744
STERIS PLC	49	10,921
Stryker Corp.	207	70,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
Zimmer Biomet Holdings, Inc.	107	$12,321

Total Health Care Equipment & Supplies		582,788
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	151	14,990
Cencora, Inc.	90	20,391
Centene Corp.*	254	18,184
Cigna Group	169	58,241
CVS Health Corp.	727	43,329
Elevance Health, Inc.	133	71,618
HCA Healthcare, Inc.	117	39,751
Humana, Inc.	70	25,068
Labcorp Holdings, Inc.	47	9,161
McKesson Corp.	79	44,998
Molina Healthcare, Inc.*	28	8,808
Quest Diagnostics, Inc.	53	7,524
UnitedHealth Group, Inc.	531	263,041

Total Health Care Providers & Services		625,104
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	97	11,543
Healthpeak Properties, Inc.	343	6,826
Ventas, Inc.	182	9,147
Welltower, Inc.	308	31,930

Total Health Care REITs		59,446
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	89	15,508
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	375	6,728
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A*	242	35,073
Booking Holdings, Inc.	18	67,974
Carnival Corp.*	555	8,369
Chipotle Mexican Grill, Inc.*	16	50,072
Darden Restaurants, Inc.	48	7,219
Domino's Pizza, Inc.	16	8,137
DoorDash, Inc., Class A*	181	19,930
DraftKings, Inc., Class A*	305	10,715
Expedia Group, Inc.*	72	8,126
Hilton Worldwide Holdings, Inc.	151	30,291
Las Vegas Sands Corp.	186	8,376
Marriott International, Inc., Class A	138	31,901
McDonald's Corp.	402	104,074
Royal Caribbean Cruises Ltd.*	116	17,131
Starbucks Corp.	677	54,309
Yum! Brands, Inc.	156	21,439

Total Hotels, Restaurants & Leisure		483,136
Household Durables - 0.3%
DR Horton, Inc.	167	24,683
Garmin Ltd.	79	12,944
Lennar Corp., Class A	148	23,732
NVR, Inc.*	2	15,361
PulteGroup, Inc.	102	11,967

Total Household Durables		88,687
Household Products - 1.1%
Church & Dwight Co., Inc.	107	11,450
Clorox Co.	65	8,552
Colgate-Palmolive Co.	474	44,063
Kimberly-Clark Corp.	200	26,660
Procter & Gamble Co.	1,363	224,268

Total Household Products		314,993
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	179	17,735
Industrial Conglomerates - 0.4%
3M Co.	323	32,345
Honeywell International, Inc.	379	76,630

Total Industrial Conglomerates		108,975
Industrial REITs - 0.2%
Prologis, Inc.	509	56,239
Insurance - 2.0%
Aflac, Inc.	288	25,883
Allstate Corp.	155	25,966
American International Group, Inc.	376	29,636
Aon PLC, Class A	116	32,670
Arch Capital Group Ltd.*	200	20,526
Arthur J Gallagher & Co.	119	30,146
Brown & Brown, Inc.	123	11,010
Chubb Ltd.	232	62,830
Cincinnati Financial Corp.	73	8,583
Everest Group Ltd.	23	8,991
Fidelity National Financial, Inc.	183	9,216
Hartford Financial Services Group, Inc.	147	15,207
Loews Corp.	100	7,680
Markel Group, Inc.*	7	11,491
Marsh & McLennan Cos., Inc.	274	56,877
MetLife, Inc.	358	25,908
Principal Financial Group, Inc.	115	9,435
Progressive Corp.	340	71,801
Prudential Financial, Inc.	185	22,265
Travelers Cos., Inc.	124	26,747
Willis Towers Watson PLC	54	13,786
WR Berkley Corp.	120	9,724

Total Insurance		536,378
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A*	3,527	608,407
Alphabet, Inc., Class C*	2,959	514,748
Meta Platforms, Inc., Class A	1,195	557,862
Pinterest, Inc., Class A*	337	13,982

Total Interactive Media & Services		1,694,999
IT Services - 1.1%
Accenture PLC, Class A	392	110,658
Akamai Technologies, Inc.*	81	7,471
Cloudflare, Inc., Class A*	131	8,867
Cognizant Technology Solutions Corp., Class A	254	16,802
EPAM Systems, Inc.*	28	4,982
Gartner, Inc.*	47	19,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
GoDaddy, Inc., Class A*	85	$11,869
International Business Machines Corp.	505	84,259
MongoDB, Inc.*	36	8,498
Okta, Inc.*	72	6,385
Snowflake, Inc., Class A*	190	25,874
VeriSign, Inc.*	38	6,624

Total IT Services		312,014
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	165	21,517
Avantor, Inc.*	321	7,730
Charles River Laboratories International, Inc.*	28	5,836
Danaher Corp.	404	103,747
Illumina, Inc.*	82	8,551
IQVIA Holdings, Inc.*	101	22,128
Mettler-Toledo International, Inc.*	13	18,253
Thermo Fisher Scientific, Inc.	216	122,684
Waters Corp.*	32	9,885
West Pharmaceutical Services, Inc.	36	11,931

Total Life Sciences Tools & Services		332,262
Machinery - 1.5%
Caterpillar, Inc.	269	91,062
Cummins, Inc.	69	19,439
Deere & Co.	149	55,839
Dover Corp.	70	12,867
Fortive Corp.	169	12,580
Graco, Inc.	88	7,106
IDEX Corp.	38	7,928
Illinois Tool Works, Inc.	152	36,898
Ingersoll Rand, Inc.	205	19,075
Lincoln Electric Holdings, Inc.	29	5,695
Nordson Corp.	31	7,276
Otis Worldwide Corp.	254	25,197
PACCAR, Inc.	285	30,638
Parker-Hannifin Corp.	72	38,270
Pentair PLC	70	5,697
Snap-on, Inc.	29	7,913
Stanley Black & Decker, Inc.	72	6,276
Westinghouse Air Brake Technologies Corp.	97	16,415
Xylem, Inc.	124	17,487

Total Machinery		423,658
Media - 0.5%
Charter Communications, Inc., Class A*	69	19,811
Comcast Corp., Class A	2,246	89,907
Omnicom Group, Inc.	100	9,296
Trade Desk, Inc., Class A*	243	22,546

Total Media		141,560
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	815	42,975
Newmont Corp.	606	25,416
Nucor Corp.	120	20,262
Reliance, Inc.	31	9,324
Steel Dynamics, Inc.	88	11,780

Total Metals & Mining		109,757
Multi-Utilities - 0.5%
Ameren Corp.	169	12,400
CenterPoint Energy, Inc.	208	6,346
CMS Energy Corp.	199	12,523
Consolidated Edison, Inc.	153	14,466
Dominion Energy, Inc.	474	25,558
DTE Energy Co.	115	13,401
Public Service Enterprise Group, Inc.	224	16,970
Sempra	269	20,721
WEC Energy Group, Inc.	198	16,044

Total Multi-Utilities		138,429
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy, Inc.	141	22,248
Chevron Corp.	994	161,326
ConocoPhillips	641	74,664
Coterra Energy, Inc.	471	13,433
Devon Energy Corp.	377	18,503
Diamondback Energy, Inc.	101	20,125
EOG Resources, Inc.	337	41,973
EQT Corp.	202	8,300
Exxon Mobil Corp.	2,585	303,117
Hess Corp.	156	24,040
Kinder Morgan, Inc.	1,018	19,841
Marathon Oil Corp.	307	8,891
Marathon Petroleum Corp.	191	33,733
Occidental Petroleum Corp.	323	20,187
ONEOK, Inc.	339	27,459
Phillips 66	233	33,112
Targa Resources Corp.	132	15,606
Texas Pacific Land Corp.	13	7,986
Valero Energy Corp.	183	28,757
Williams Cos., Inc.	667	27,687

Total Oil, Gas & Consumable Fuels		910,988
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	343	17,500
Southwest Airlines Co.	268	7,193
United Airlines Holdings, Inc.*	207	10,969

Total Passenger Airlines		35,662
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	132	16,284
Kenvue, Inc.	954	18,412

Total Personal Care Products		34,696
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	1,143	46,966
Eli Lilly & Co.	460	377,356
Johnson & Johnson	1,310	192,138
Merck & Co., Inc.	1,377	172,869
Pfizer, Inc.	3,269	93,689
Royalty Pharma PLC, Class A	249	6,825
Viatris, Inc.	645	6,837
Zoetis, Inc.	255	43,238

Total Pharmaceuticals		939,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
Professional Services - 0.6%
Automatic Data Processing, Inc.	234	$57,311
Booz Allen Hamilton Holding Corp.	79	12,025
Broadridge Financial Solutions, Inc.	59	11,845
Equifax, Inc.	56	12,958
Jacobs Solutions, Inc.	64	8,918
Leidos Holdings, Inc.	72	10,588
Paychex, Inc.	154	18,505
SS&C Technologies Holdings, Inc.	185	11,479
TransUnion	104	7,480
Verisk Analytics, Inc.	84	21,233

Total Professional Services		172,342
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	156	13,739
CoStar Group, Inc.*	217	16,963

Total Real Estate Management & Development		30,702
Residential REITs - 0.2%
AvalonBay Communities, Inc.	70	13,488
Equity Residential	164	10,665
Essex Property Trust, Inc.	32	8,313
Invitation Homes, Inc.	276	9,602
Mid-America Apartment Communities, Inc.	63	8,424
Sun Communities, Inc.	82	9,675

Total Residential REITs		60,167
Retail REITs - 0.2%
Realty Income Corp.	511	27,114
Simon Property Group, Inc.	171	25,874

Total Retail REITs		52,988
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc.*	878	146,538
Analog Devices, Inc.	303	71,051
Applied Materials, Inc.	425	91,409
Broadcom, Inc.	222	294,938
Enphase Energy, Inc.*	68	8,697
Entegris, Inc.	87	10,992
First Solar, Inc.*	53	14,403
Intel Corp.	2,328	71,819
KLA Corp.	67	50,889
Lam Research Corp.	73	68,068
Marvell Technology, Inc.	440	30,276
Microchip Technology, Inc.	345	33,544
Micron Technology, Inc.	631	78,875
Monolithic Power Systems, Inc.	30	22,069
NVIDIA Corp.	1,441	1,579,812
ON Semiconductor Corp.*	173	12,636
QUALCOMM, Inc.	625	127,531
Skyworks Solutions, Inc.	82	7,598
Teradyne, Inc.	116	16,349
Texas Instruments, Inc.	456	88,925

Total Semiconductors & Semiconductor Equipment		2,826,419
Software - 10.1%
Adobe, Inc.*	244	108,521
ANSYS, Inc.*	51	16,190
AppLovin Corp., Class A*	98	7,985
Atlassian Corp., Class A*	73	11,451
Autodesk, Inc.*	131	26,410
Cadence Design Systems, Inc.*	154	44,092
Crowdstrike Holdings, Inc., Class A*	129	40,463
Datadog, Inc., Class A*	188	20,714
Fair Isaac Corp.*	14	18,059
Fortinet, Inc.*	379	22,482
HubSpot, Inc.*	31	18,943
Intuit, Inc.	167	96,266
Manhattan Associates, Inc.*	36	7,903
Microsoft Corp.	4,291	1,781,323
MicroStrategy, Inc., Class A*	7	10,671
Nutanix, Inc., Class A*	105	5,808
Oracle Corp.	913	106,994
Palantir Technologies, Inc., Class A*	1,134	24,585
Palo Alto Networks, Inc.*	186	54,853
PTC, Inc.*	51	8,988
Roper Technologies, Inc.	53	28,236
Salesforce, Inc.	558	130,818
ServiceNow, Inc.*	119	78,175
Synopsys, Inc.*	85	47,668
Tyler Technologies, Inc.*	22	10,568
Workday, Inc., Class A*	124	26,220
Zoom Video Communications, Inc., Class A*	140	8,588
Zscaler, Inc.*	51	8,668

Total Software		2,771,642
Specialized REITs - 0.8%
American Tower Corp.	266	52,067
Crown Castle, Inc.	232	23,780
Digital Realty Trust, Inc.	166	24,126
Equinix, Inc.	52	39,675
Extra Space Storage, Inc.	100	14,477
Iron Mountain, Inc.	150	12,104
Public Storage	89	24,371
SBA Communications Corp.	58	11,407
VICI Properties, Inc.	388	11,139
Weyerhaeuser Co.	358	10,751

Total Specialized REITs		223,897
Specialty Retail - 1.7%
AutoZone, Inc.*	12	33,239
Best Buy Co., Inc.	96	8,143
CarMax, Inc.*	85	5,972
Home Depot, Inc.	573	191,880
Lowe's Cos., Inc.	328	72,583
O'Reilly Automotive, Inc.*	34	32,751
Ross Stores, Inc.	175	24,458
TJX Cos., Inc.	661	68,149
Tractor Supply Co.	51	14,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2024

Investments	Shares	Value
Ulta Beauty, Inc.*	28	$11,063
Total Specialty Retail		462,788
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	8,366	1,608,363
Dell Technologies, Inc., Class C	153	21,353
Hewlett Packard Enterprise Co.	630	11,120
HP, Inc.	563	20,549
NetApp, Inc.	100	12,043
Pure Storage, Inc., Class A*	139	8,380
Seagate Technology Holdings PLC	82	7,646
Super Micro Computer, Inc.*	28	21,966
Western Digital Corp.*	164	12,348
Total Technology Hardware, Storage & Peripherals		1,723,768
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	12	13,127
Lululemon Athletica, Inc.*	54	16,847
NIKE, Inc., Class B	677	64,349
Total Textiles, Apparel & Luxury Goods		94,323
Tobacco - 0.5%
Altria Group, Inc.	998	46,158
Philip Morris International, Inc.	748	75,832
Total Tobacco		121,990
Trading Companies & Distributors - 0.3%
Fastenal Co.	301	19,860
United Rentals, Inc.	34	22,760
Watsco, Inc.	16	7,598
WW Grainger, Inc.	28	25,801
Total Trading Companies & Distributors		76,019
Water Utilities - 0.1%
American Water Works Co., Inc.	131	17,131
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	292	51,088
Total United States		25,328,172
TOTAL INVESTMENTS IN SECURITIES - 92.3% (Cost: $22,033,785)		25,470,609
Other Assets less Liabilities - 7.7%		2,127,452
NET ASSETS - 100.0%		$27,598,061
* Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	106	8/28/24	$24,865,480	$(271,471)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$25,470,609	$—	$—	$25,470,609
Total Investments in Securities	$25,470,609	$—	$—	$25,470,609
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(271,471)	$—	$—	$(271,471)
Total - Net	$25,199,138	$—	$—	$25,199,138

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2024

Investments	Shares	Value
COMMON STOCKS - 93.0%
Australia - 11.6%
De Grey Mining Ltd.*	42,150	$31,816
Evolution Mining Ltd.	70,417	183,577
Genesis Minerals Ltd.*	6,586	8,213
Gold Road Resources Ltd.	33,841	37,022
Northern Star Resources Ltd.	45,244	431,785
OceanaGold Corp.	24,722	56,766
Perseus Mining Ltd.	48,788	76,249
Ramelius Resources Ltd.	31,096	40,740
Regis Resources Ltd.*	29,303	36,248
Silver Lake Resources Ltd.*	33,058	33,747
St. Barbara Ltd.*(a)	28,387	4,437
West African Resources Ltd.*	33,685	34,275
Westgold Resources Ltd.(a)	16,559	25,439

Total Australia		1,000,314
Brazil - 4.4%
Wheaton Precious Metals Corp.	6,914	381,031
Canada - 41.2%
Agnico Eagle Mines Ltd.(a)	9,190	626,850
Alamos Gold, Inc., Class A	14,872	248,511
B2Gold Corp.	39,317	110,088
Barrick Gold Corp.	40,826	697,716
Centerra Gold, Inc.	8,039	55,258
Dundee Precious Metals, Inc.	7,226	59,636
Equinox Gold Corp.*	10,497	56,894
Franco-Nevada Corp.	4,155	511,134
GoGold Resources, Inc.*	10,866	12,754
IAMGOLD Corp.*	18,077	71,404
K92 Mining, Inc.*	8,572	47,917
Kinross Gold Corp.	47,466	385,899
Lundin Gold, Inc.	3,068	45,306
New Gold, Inc.*	25,810	56,524
Osisko Gold Royalties Ltd.	5,932	98,768
Pan American Silver Corp.	13,798	303,556
Sandstorm Gold Ltd.	7,289	41,401
SSR Mining, Inc.	8,033	42,896
Torex Gold Resources, Inc.*	3,268	51,424
Wesdome Gold Mines Ltd.*	5,144	41,963

Total Canada		3,565,899
China - 3.3%
Shandong Gold Mining Co. Ltd., Class A	10,900	43,207
Zhaojin Mining Industry Co. Ltd., Class H	50,500	88,821
Zijin Mining Group Co. Ltd., Class A	62,700	150,195

Total China		282,223
Peru - 1.8%
Cia de Minas Buenaventura SAA, ADR	8,675	155,282
Russia - 0.0%
Petropavlovsk PLC*†	40,769	0
Polymetal International PLC*†	4,821	0

Total Russia		0
South Africa - 6.8%
Gold Fields Ltd., ADR	25,504	401,688
Harmony Gold Mining Co. Ltd., ADR(a)	20,352	185,203

Total South Africa		586,891
Turkey - 1.3%
Eldorado Gold Corp.*(a)	6,925	111,977
United Kingdom - 7.5%
Anglogold Ashanti PLC	15,810	382,444
Centamin PLC	42,739	64,918
Endeavour Mining PLC	6,980	151,515
Fresnillo PLC	6,947	54,794

Total United Kingdom		653,671
United States - 15.1%
Argonaut Gold, Inc.*(a)	10,559	3,486
Coeur Mining, Inc.*	9,866	56,729
Newmont Corp.	16,818	705,347
Newmont Corp., CDI	6,766	281,008
Royal Gold, Inc.	2,031	260,354

Total United States		1,306,924
TOTAL COMMON STOCKS (Cost: $7,492,233)		8,044,212
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.7%
United States - 8.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $758,258)	758,258	758,258
TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $8,250,491)		8,802,470
Other Assets less Liabilities - (1.7)%		(150,601)

NET ASSETS - 100.0%		$8,651,869
*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at May 31, 2024. At May 31, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $851,697 and the total market value of the collateral held by the Fund was $880,233. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $121,975.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	34	8/28/24	$7,975,720	$(87,839)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	8,044,212	—	—		8,044,212
Investment of Cash Collateral for Securities Loaned	—	758,258	—		758,258
Total Investments in Securities	$8,044,212	$758,258	$0		$8,802,470
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(87,839)	$—	$—		$(87,839)
Total - Net	$7,956,373	$758,258	$0		$8,714,631
*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 78.2%
U.S. Treasury Bill - 78.2%
5.34%, 8/8/24*
(Cost: $108,932,808)	$110,000,000	$108,940,712
	Shares
EXCHANGE-TRADED FUNDS - 8.3%
United States - 8.3%
WisdomTree Bitcoin Fund(a) ^	70,722	5,072,182
WisdomTree Floating Rate Treasury Fund(a)	127,490	6,420,396
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,460,121)		11,492,578
TOTAL INVESTMENTS IN SECURITIES - 86.5%
(Cost: $120,392,929)		120,433,290
Other Assets less Liabilities - 13.5%		18,846,962
NET ASSETS - 100.0%		$139,280,252
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2024	Dividend Income
WisdomTree Bitcoin Fund	$—	$5,161,193	$101,078	$(6,709)	$18,776	$5,072,182	$—
WisdomTree Floating Rate Treasury Fund	7,481,128	1,002,272	2,059,789	(244)	(2,971)	6,420,396	261,856
Total	$7,481,128	$6,163,465	$2,160,867	$(6,953)	$15,805	$11,492,578	$261,856

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	5	12/16/24	$(337,687)	$(32,507)
Copper	22	12/15/25	(5,601,607)	(779,407)
Tin	24	6/17/24	(3,941,040)	(29,400)
Zinc	66	7/15/24	(4,864,910)	(25,480)
Zinc	1	12/16/24	(74,876)	(1,587)
			$(14,820,120)	$(868,381)
Long Exposure
Aluminum	111	12/16/24	$7,496,663	$986,604
Brent Crude	170	10/31/25	12,955,700	(410,750)
Cattle Feeder	6	8/29/24	769,200	23,325
Cocoa	70	12/13/24	5,399,100	(76,080)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2024

Coffee “C”	45	7/19/24	3,752,156	157,331
Copper	67	12/15/25	17,059,439	2,493,452
Corn	200	9/13/24	4,540,000	(464,125)
Cotton No. 2	62	12/6/24	2,328,410	(244,800)
Gasoline RBOB	52	11/29/24	4,593,607	273,277
Gold 100 Ounce	61	12/27/24	14,589,370	(6,140)
HRW Wheat	50	7/12/24	1,771,875	242,550
Lean Hogs	50	10/14/24	1,658,000	(58,410)
Live Cattle	43	8/30/24	3,069,340	48,610
Low Sulphur Gasoil	79	12/12/24	5,820,325	(596,175)
Natural Gas	73	2/26/25	2,374,690	3,700
Nickel	31	7/15/24	3,647,460	618,897
NY Harbor ULSD	50	11/29/24	5,128,830	(546,579)
Platinum	44	7/29/24	2,292,400	233,775
Silver	49	12/27/24	7,647,430	630,930
Soybeans	97	11/14/24	5,744,825	(300,837)
Sugar No. 11	148	6/28/24	3,033,408	(519,837)
Tin	24	6/17/24	3,941,040	665,745
Tin	24	1/13/25	3,966,360	73,200
Wheat	116	7/12/24	3,935,300	319,125
WTI Crude Oil	160	2/20/25	11,854,400	(66,190)
Zinc	66	7/15/24	4,864,910	823,012
Zinc	64	12/16/24	4,792,080	16,674
			$149,026,318	$4,320,284
Total - Net			$134,206,198	$3,451,903

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$108,940,712	$—	$108,940,712
Exchange-Traded Funds	11,492,578	—	—	11,492,578
Total Investments in Securities	$11,492,578	$108,940,712	$—	$120,433,290
Financial Derivative Instruments
Futures Contracts[1]	$7,610,207	$—	$—	$7,610,207
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,158,304)	$—	$—	$(4,158,304)
Total - Net	$14,944,481	$108,940,712	$—	$123,885,193

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.8%
U.S. Treasury Bill - 85.8%
5.34%, 8/8/24* (Cost: $168,894,149)	$170,548,000	$168,905,641

	Shares
EXCHANGE-TRADED FUNDS - 6.1%
United States - 6.1%
WisdomTree Bitcoin Fund(a)^	48,285	3,463,000
WisdomTree Floating Rate Treasury Fund(a)	168,615	8,491,452
TOTAL EXCHANGE-TRADED FUNDS (Cost: $11,814,021)		11,954,452
TOTAL INVESTMENTS IN SECURITIES - 91.9% (Cost: $180,708,170)		180,860,093
Other Assets less Liabilities - 8.1%		15,860,904
NET ASSETS - 100.0%		$196,720,997
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2024	Dividend Income
WisdomTree Bitcoin Fund	$—	$6,318,255	$2,825,209	$(149,934)	$119,888	$3,463,000	$—
WisdomTree Floating Rate Treasury Fund	6,808,787	1,680,870	—	—	1,795	8,491,452	316,694
Total	$6,808,787	$7,999,125	$2,825,209	$(149,934)	$121,683	$11,954,452	$316,694

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	60	9/19/24	$(6,527,813)	$18,594
Aluminum	3	6/17/24	(196,585)	(1,701)
Cattle Feeder	28	8/29/24	(3,589,600)	(23,100)
Copper	1	6/17/24	(248,634)	22,125
Corn	156	7/12/24	(3,480,750)	(13,550)
HRW Wheat	114	7/12/24	(4,039,875)	(781,575)
Live Cattle	52	8/30/24	(3,711,760)	(80,600)
Low Sulphur Gasoil	48	6/12/24	(3,512,400)	87,600
Natural Gas	154	6/26/24	(3,983,980)	(263,340)
Nickel	2	6/17/24	(234,300)	23,258
NY Harbor ULSD	35	6/28/24	(3,504,774)	107,016
Sugar No. 11	167	6/28/24	(3,422,832)	183,299
Tin	1	6/17/24	(164,210)	7,850
U.S. Treasury Long Bond	57	9/19/24	(6,615,563)	(4,547)
Wheat	119	7/12/24	(4,037,075)	(646,263)
Zinc	3	6/17/24	(219,696)	11,759
			$(47,489,847)	$(1,353,175)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2024

Long Exposure	Contracts	Expiration Date	Notional Value		Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	115	9/30/24	$23,425,859		$(57,945)
Aluminum	59	6/17/24	3,866,182		137,219
Brent Crude	44	6/28/24	3,568,840		(58,960)
Copper	15	6/17/24	3,729,518		36,484
E-Mini Russell 2000 Index	77	6/21/24	7,991,830		8,475
Euro Stoxx 50 Index	298	6/21/24	16,123,671	*	418,575
Gasoline RBOB	33	6/28/24	3,350,516		(151,213)
Gold 100 Ounce	15	7/29/24	3,500,850		22,260
Lean Hogs	90	6/14/24	3,396,600		(171,740)
Nickel	34	6/17/24	3,983,100		76,698
Nikkei 225 Index	31	6/13/24	7,592,924	*	370,015
S&P 500 E-Mini Index	30	6/21/24	7,943,250		174,553
S&P/TSX 60 Index	82	6/20/24	16,054,110	*	307,778
Silver	27	7/29/24	4,109,400		506,250
Tin	25	6/17/24	4,105,250		109,250
U.S. Dollar Index	185	6/17/24	19,355,995		182,449
WTI Crude Oil	45	6/20/24	3,464,550		(34,650)
Zinc	53	6/17/24	3,881,296		54,776
			$139,443,741		$1,930,274
Total - Net			$91,953,894		$577,099
*	Notional value has been converted to USD using the relevant foreign exchange rate as of May 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$168,905,641	$—	$168,905,641
Exchange-Traded Funds	11,954,452	—	—	11,954,452
Total Investments in Securities	$11,954,452	$168,905,641	$—	$180,860,093
Financial Derivative Instruments
Futures Contracts[1]	$2,866,283	$—	$—	$2,866,283
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,289,184)	$—	$—	$(2,289,184)
Total - Net	$12,531,551	$168,905,641	$—	$181,437,192

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.2%
U.S. Treasury Bills - 95.2%
5.32%, 9/5/24*	$44,300,000	$43,696,041
5.35%, 10/3/24*	44,800,000	44,010,541
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $87,702,942)		87,706,582
	Shares
EXCHANGE-TRADED FUND - 4.3%
United States - 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,900,772)	77,790	3,917,504
TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $91,603,714)		91,624,086
Other Assets less Liabilities - 0.5%		499,609
NET ASSETS - 100.0%		$92,123,695

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$4,025,438	$1,063,380	$1,170,878	$(1,554)	$1,118	$3,917,504	$155,422

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
SPDR S&P 500 ETF Trust^	(896)	$(47,577,600)	$531	6/21/2024	$(1,104,859)	$443,611	$(661,248)
SPDR S&P 500 ETF Trust^	(903)	(48,220,200)	534	7/5/2024	(949,857)	92,007	(857,850)
					$(2,054,716)	$535,618	$(1,519,098)
^	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree PutWrite Strategy Fund (PUTW)

May 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$87,706,582	$—	$87,706,582
Exchange-Traded Fund	3,917,504	—	—	3,917,504
Total Investments in Securities	$3,917,504	$87,706,582	$—	$91,624,086
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,519,098)	$—	$(1,519,098)
Total - Net	$3,917,504	$86,187,484	$—	$90,104,988
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

May 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 71.7%
U.S. Treasury Bill - 71.7%
5.31%, 8/8/24* (Cost: $45,259,126)	$45,700,000	$45,259,914

PURCHASED OPTIONS (EXCHANGE-TRADED) - 25.6%
Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation	Value
iShares MSCI EAFE ETF^	1,630	$10,269,000	$63	1/17/2025	$2,270,129	$826,871	$3,097,000
iShares MSCI Emerging Markets ETF^	1,583	5,223,900	33	1/17/2025	1,130,169	405,341	1,535,510
iShares Russell 2000 ETF^	630	10,269,000	163	1/17/2025	2,400,689	599,371	3,000,060
SPDR S&P 500 ETF Trust^	631	25,555,500	405	1/17/2025	5,941,791	2,588,383	8,530,174
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,742,778)	16,162,744
TOTAL INVESTMENTS IN SECURITIES - 97.3% (Cost: $57,001,904)	61,422,658
Other Assets less Liabilities - 2.7%	1,719,943
NET ASSETS - 100.0%	$63,142,601
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)
Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Depreciation	Value
iShares MSCI EAFE ETF^	(1,630)	$(13,855,000)	$85	1/17/2025	$(180,565)	$(212,265)	$(392,830)
iShares MSCI Emerging Markets ETF^	(1,583)	(6,965,200)	44	1/17/2025	(155,309)	(62,354)	(217,663)
iShares Russell 2000 ETF^	(630)	(13,860,000)	220	1/17/2025	(396,387)	(99,423)	(495,810)
SPDR S&P 500 ETF Trust^	(631)	(34,705,000)	550	1/17/2025	(372,082)	(745,734)	(1,117,816)
					$(1,104,343)	$(1,119,776)	$(2,224,119)

^	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$45,259,914	$—	$45,259,914
Purchased Options	—	16,162,744	—	16,162,744
Total Investments in Securities	$—	$61,422,658	$—	$61,422,658
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(2,224,119)	$—	$(2,224,119)
Total - Net	$—	$59,198,539	$—	$59,198,539
[1]	Amount shown represents the market value of the financial instrument.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
HRW	Hard Red Winter
PIK	Payment In Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMICs	Real Estate Mortgage Investment Conduits
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the "Board" or "Board of Trustees"). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 2:00 pm Singapore time closing spot and forward rates provided by an independent pricing service provider. U.S. Dollar Bullish Fund values foreign currency contracts on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. Eastern time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds ("ETFs" or "ETF"), or exchange-traded notes ("ETNs" or "ETN") or closed-end mutual funds ("CEF" or "CEFs") which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds' valuation designee (the "Valuation Designee") to perform all fair valuations of the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund's portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using "fair value" pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (concluded)

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a "Fair Valuation Summary" supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.